             As filed with the Securities and Exchange Commission on May 3, 2010

                                            REGISTRATION NOS. 002-96223/811-3240

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                                   ----------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.     [ ]

     Post Effective Amendment No. 45 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 161               [X]

                                   ----------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-3150
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                         AMERICAN HOME ASSURANCE COMPANY
                               (NAME OF GUARANTOR)

                      175 WATER STREET, NEW YORK, NY 10038
         (ADDRESS OF GUARANTOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 770-7000
               (GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                   ----------

                             KATHERINE STONER, ESQ.
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on [date] pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ]  on [date] pursuant to paragraph (a) (1) of Rule 485

                                   ----------

TITLE OF SECURITIES BEING REGISTERED: TITLE OF SECURITIES BEING REGISTERED: (i) Units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts, Contract Form UIT-981 Fixed and Variable Annuity Contracts, and (ii) a guarantee related to insurance obligations under certain variable annuity contracts.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
CONTRACT FORM UIT-981


PROSPECTUS                                                           MAY 1, 2010



This prospectus describes flexible Purchase Payment individual fixed and variable deferred annuity contracts (the "Contracts") offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored qualified retirement plans. Nonqualified Contracts are also available for certain other employer sponsored plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in up to 3 out of a total of 6 Fixed and Variable Account Options (1 fixed and 5 variable) described in this prospectus. Each Variable Account Option invests in a separate portfolio of VALIC Company I.

Variable Account Options
Asset Allocation Fund
Capital Conservation Fund
Mid Cap Index Fund
Money Market I Fund
Stock Index Fund

This prospectus provides information employers and Participants should know before investing in the Contracts and will help Participants make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.


A Statement of Additional Information ("SAI"), dated May 1, 2010, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the SAI is shown at the end of this prospectus. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's Internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Glossary of Terms                                                             4
Fee Tables                                                                    5
Selected Purchase Unit Data                                                   6
Summary                                                                       7
General Information                                                          10
   About the Contracts                                                       10
   About VALIC                                                               10
   American Home Assurance Company                                           11
   About VALIC Separate Account A                                            11
   Units of Interest                                                         12
   Distribution of the Contracts                                             12
Fixed Account Option                                                         12
Variable Account Options                                                     13
Purchase Period                                                              14
   Account Establishment                                                     14
   When Your Account Will be Credited                                        15
   Purchase Units                                                            15
   Calculation of Value for the Fixed Account Options                        15
   Calculation of Value for the Variable Account Options                     16
   Stopping Purchase Payments                                                16
Transfers Between Investment Options                                         16
   During the Purchase Period - Policy Against Market Timing and
      Frequent Transfers                                                     17
   Communicating Transfer or Reallocation Instructions                       18
   Effective Date of Transfer                                                18
   Transfers During the Payout Period                                        18
Fees and Charges                                                             18
   Account Maintenance Charge                                                19
   Surrender Charge                                                          19
   Premium Tax Charge                                                        20
   Separate Account Charges                                                  20
   Other Charges                                                             20
Payout Period                                                                20
   Fixed Payout                                                              20
   Variable Payout                                                           21
   Combination Fixed and Variable Payout                                     21
   Partial Annuitization                                                     21
   Payout Date                                                               21
   Payout Options                                                            22
   Payout Information                                                        23
Surrender of Account Value                                                   23
   When Surrenders Are Allowed                                               23
   Surrender Process                                                         24
   Amount That May Be Surrendered                                            24
   Surrender Restrictions                                                    24
   Partial Surrenders                                                        25
Exchange Privileges                                                          25
Death Benefits                                                               25
   The Process                                                               25
   Beneficiary Information                                                   25
   Special Information for Individual Nonqualified Contracts                 26
   During the Purchase Period                                                26

   During the Payout Period                                                  26
Other Contract Features                                                      27
   Changes That May Not Be Made                                              27
   Change of Beneficiary                                                     27
   Cancellation -- The 10 Day "Free Look"                                    27
   We Reserve Certain Rights                                                 27
   Relationship to Employer's Plan                                           28
Voting Rights                                                                28
   Who May Give Voting Instructions                                          28
   Determination of Fund Shares Attributable to Your Account                 28
   How Fund Shares Are Voted                                                 28
Federal Tax Matters                                                          29
   Type of Plans                                                             29
   Tax Consequences in General                                               30
   Effect of Tax-Deferred Accumulations                                      32
Legal Proceedings                                                            33
Financial Statements                                                         33
Table of Contents of Statement of Additional Information                     34

GLOSSARY OF TERMS

Unless otherwise specified in this prospectus, the words "we," "us", "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

     ACCOUNT VALUE - the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

     ANNUITANT - the individual (in most cases, you) to whom Payout Payments will be paid.

     ASSUMED INVESTMENT RATE - the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option.

     BENEFICIARY - the individual designated to receive Payout Payments upon the death of the Annuitant.

     BUSINESS DAY - any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time ("Market Close"). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

     CONTRACT OWNER - the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

     DIVISION - the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

     FIXED ACCOUNT OPTION -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

     HOME OFFICE - located at 2929 Allen Parkway, Houston, Texas 77019.

     MUTUAL FUND OR FUND - the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

     PARTICIPANT - the individual (in most cases, you) who makes Purchase Payments or for whom Purchase Payments are made.

     PARTICIPANT YEAR - a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

     PAYOUT PAYMENTS - annuity payments withdrawn in a steady stream during the Payout Period.

     PAYOUT PERIOD - the time when you begin to withdraw your money in Payout Payments. This may also be called the "Annuity Period."

     PAYOUT UNIT - a measuring unit used to calculate Payout Payments from your Variable Account Options. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

     PROOF OF DEATH - a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

     PURCHASE PAYMENTS - an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

     PURCHASE PERIOD - the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender).

     PURCHASE UNIT - a unit of interest owned by you in your Variable Account Option.

     SYSTEMATIC WITHDRAWALS - payments withdrawn on a regular basis during the Purchase Period.

     VALIC SEPARATE ACCOUNT A OR SEPARATE ACCOUNT - a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

     VARIABLE ACCOUNT OPTION -- investment options that correspond to Separate Account Divisions offered by the Contracts.

FEE TABLES

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or surrender the Contract.

CONTRACT OWNER/PARTICIPANT TRANSACTION EXPENSES (1)
Maximum Deferred Surrender Charge (as a percentage of the lesser of all Purchase Payments received during the last 36 months
   or the amount surrendered, as applicable) (1)                     5.00%
Maximum Loan Application Fee (per loan)                            $   60
State Premium Taxes (as a percentage of the amount annuitized)      0-3.5%

(1) No surrender charge will be applied to money applied to provide a Payout Option; to death benefits; or if no Purchase Payments have been received during the 36 months prior to the date of surrender. Also, in any Participant Year, withdrawals of up to 10% of Account Value may be withdrawn without a surrender charge.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

SEPARATE ACCOUNT EXPENSES

ACCOUNT MAINTENANCE FEE                                            $ 30
Mortality and Expense Risk (as a percentage of Separate Account
   average net assets)                                             1.00%

The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Fund.


TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                        MINIMUM   MAXIMUM
-------------------------------------------                        -------   -------
(Expenses that are deducted from the assets of a Mutual Fund,       0.39%     0.75%
including management fees, distribution and/or service (12b-1)
   fees, and other expenses)

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses.

The example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. The example does not include the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $645     $1,054     $963     $2,094


(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $180     $559      $963      $2,094


(3) IF YOU DO NOT SURRENDER YOUR CONTRACT:


1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $180     $559      $963      $2,094


Note: This example should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SELECTED PURCHASE UNIT DATA

Purchase Units shown are for a Purchase Unit outstanding throughout the year for each Variable Account Option.


                                          UNIT VALUE AT   UNIT VALUE     NUMBER OF UNITS
           FUND NAME              YEAR         1/1         AT 12/31    OUTSTANDING AT 12/31
           ---------              ----    -------------   ----------   --------------------
Asset Allocation Division 5       2009        4.024          4.925           1.252,038
                                  2008        5.218          4.024           1,415,712
                                  2007        4.958          5.218           1,662.542
                                  2006        4.481          4.958          31,608,964
                                  2005        4.364          4.481          38,101,825
                                  2004        4.063          4.364          42,594,301
                                  2003        3.429          4.063          42,040,433
                                  2002        3.821          3.429          43,285,442
                                  2001        4.030          3.821          48,720,402
                                  2000        4.174          4.030          52,959,577
Capital Conservation Division 1   2009        4.983          5.477             395,575
                                  2008        5.189          4.983             491,373
                                  2007        5.056          5.189             549,321

                                          UNIT VALUE AT   UNIT VALUE     NUMBER OF UNITS
           FUND NAME              YEAR         1/1         AT 12/31    OUTSTANDING AT 12/31
           ---------              ----    -------------   ----------   --------------------
                                  2006        4.886          5.056             646,707
                                  2005        4.849          4.886             710,759
                                  2004        4.710          4.849             804,405
                                  2003        4.569          4.710             865,198
                                  2002        4.237          4.569             992,976
                                  2001        3.971          4.237           1,004,582
                                  2000        3.673          3.971           1,162,015
Mid Cap Index Division 4          2009        6.755          9.248           1,184,542
                                  2008       10.811          6.755           1,279,489
                                  2007       10.145         10.811           1,568,670
                                  2006        9.317         10.145         207,349,862
                                  2005        8.388          9.317         198,552,536
                                  2004        7.301          8.388         187,095,480
                                  2003        5.457          7.301         174,675,260
                                  2002        6.477          5.457         157,442,272
                                  2001        6.605          6.477         149,549,757
                                  2000        5.722          6.605         146,197,467
Money Market I Division 2         2009        3.037          3.016             353,912
                                  2008        3.000          3.037             442,634
                                  2007        2.895          3.000             438,879
                                  2006        2.795          2.895             514,112
                                  2005        2.748          2.795             636,513
                                  2004        2.753          2.748             656,703
                                  2003        2.764          2.753             735,265
                                  2002        2.758          2.764           1,288,000
                                  2001        2.687          2.758           1,386,970
                                  2000        2.560          2.687           1,601,984
Stock Index Division 10D          2009        6.428          8.029           1,751,721
                                  2008       10.340          6.428           1,970,487
                                  2007        9.935         10.340           2,340,545
                                  2006        8.695          9.935           2,691,954
                                  2005        8.399          8.695           2,978,546
                                  2004        7.677          8.399           3,466,380
                                  2003        6.048          7.677           3,740,323
                                  2002        7.876          6.048           3,940,019
                                  2001        9.061          7.876           4,447,667
                                  2000       10.096          9.061           5,062,272


SUMMARY

The following is a summary of the major features of the Contracts. For a more detailed discussion of the Contracts, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contracts offer a choice from among one Fixed Account Option and five Variable Account Options. Each of the Variable Account Options shown below is a series of VALIC Company I. Participants will not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your Contract is part of an employer's retirement program, that program will describe which Variable Account Options are available to you.

Fixed Account Option

Fixed Account Plus provides fixed-return investment growth for the long-term. This account is guaranteed to earn at least a minimum rate of interest, as disclosed in your Contract, and interest is paid at a declared rate. Certain limitations may also apply. See "Transfers Between Investment Options."

Variable Account Options

Asset Allocation Fund -- an equity and fixed-income option.

Capital Conservation Fund -- a fixed-income option.

Mid Cap Index Fund -- a domestic mid-cap equity option.

Money Market I Fund -- a fixed-income option.

Stock Index Fund -- a domestic large-cap equity option.

Details about the investment objective and strategy of the Mutual Funds shown above can be found in the section of the prospectus entitled "Variable Account Options," and also in the current VALIC Company I prospectus, available at www.valic.com (or call 1-800-448-2542).

GUARANTEED DEATH BENEFIT

The Contract offers a death benefit upon the death of the Annuitant during the Purchase Period equal to the greater of Account Value or Purchase Payments reduced by withdrawals.

TRANSFERS

There is no charge to transfer the money in your account among the investment options. You may transfer your Account Value between Variable Account Options or to the Fixed Account Option once every 30 days during the Purchase Period, subject to certain rules. For more information on account transfers, see the "Transfers Between Investment Options" section in this prospectus.

Once you begin receiving annuity payments from your account (during the Payout Period), you may still transfer funds among Variable Account Options once every 365 days.

FEES AND CHARGES

Account Maintenance Charge

The annual account maintenance charge is $30.

Surrender Charge

Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is 5% of the contributions you made to your account during the last 36 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

Premium Tax Charge

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

Separate Account Charges

If you choose a Variable Account Option you will incur a mortality and expense risk fee computed at an aggregate annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A.

Since some of these fees may not apply to your Contract, consult a VALIC financial advisor to see how these provisions apply to you.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of this prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as the Contracts can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Internal Revenue Code of 1986, as amended ("Code") sections 403(b) or 401(k) and individual retirement plans ("IRAs")) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. Separate Account fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus.

For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

PURCHASE REQUIREMENTS

If the Contract is a flexible Purchase Payment Contract, Purchase Payments may be made at any time but each Purchase Payment must be at least $30 per Participant account. The amount of each Purchase Payment allocated to each Variable Account Option and Fixed Account Option must also be at least $30. If the Contract is a single Purchase Payment Contract, the minimum Purchase Payment is $1,000 per Participant account. These minimums may be waived where one purchaser, such as an employer, purchases a number of Contracts.

CANCELLATION - THE 10 DAY "FREE LOOK"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 10 days after it is received. The free look does not apply to

Participant certificates except in a limited number of states. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract as required.

LOANS

Certain Contracts may offer a tax-free loan provision for tax-qualified Contracts, other than IRAs, which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

GENERAL INFORMATION

ABOUT THE CONTRACTS

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options. You will be permitted to select up to three investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. The name was changed to The Variable Annuity Life Insurance Company on November 5, 1968. Our main business is issuing and offering fixed and variable retirement annuity contracts, like UIT-981 ("Impact"). Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.


On August 29, 2001, AIG Life Holdings (US), Inc. ("ALH"), formerly American General Corporation, a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly owned subsidiary of

American International Group, Inc., a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities in the United States and abroad.



On March 4, 2009, AIG issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.8% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.8% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates. VALIC is not a guarantor of the Credit Facility obligations and it has not pledged any assets to secure those obligations.


AMERICAN HOME ASSURANCE COMPANY

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.


ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contracts. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Five Divisions are available and represent the Variable Account Options in the Contracts. Each of these Divisions invests in a different Mutual Fund made available through the Contracts. For example, Division Ten represents and invests in the (VALIC Company I) Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established VALIC Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under The Investment Company Act of 1940 (the "1940 Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended.

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contracts, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contracts, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contracts be held exclusively for the benefit of the Contract Owner, Participants, Annuitants, and Beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and ALH have no legal obligation to back these commitments.

UNITS OF INTEREST

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

The principal underwriter for the VALIC Separate Account A is American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC. Distributor was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Delaware corporation and is a member of the Financial Industry Regulatory Authority ("FINRA").

The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of FINRA, unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended. For more information about the distributor, see "Distribution of Variable Annuity Contracts" in the SAI.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

FIXED ACCOUNT OPTION

The Contracts offer one Fixed Account Option ("Fixed Account Plus") that is a part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantees safety of principal. The guarantee is backed by the claims-paying ability of the Company, and not the Separate Account. The Fixed Account Option is not subject to regulation under the 1940 Act and is not required to be registered under The Securities Act of 1933, as amended. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Option. However, federal securities law does require such data to be accurate and complete.

Fixed Account Plus invests in the general account assets of the Company. This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest. There are limitations on transfers out of this option. Purchase Payments allocated to a Fixed Account Option will receive an initial rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to a Variable Account Option, any assets transferred back into Fixed Account Plus within 90 days will receive the current rate of interest, which may be lower than the initial rate.

Money allocated to the Fixed Account Option goes into VALIC's general account. The general account consists of all of VALIC's assets, other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any VALIC Contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws. Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by VALIC's general assets. Thus, we bear the entire investment risk for the Fixed Account Option.

VARIABLE ACCOUNT OPTIONS

The Contracts enable you to participate in Divisions that represent five Variable Account Options, shown below. Your retirement program may limit the number of Variable Account Options in which you may invest. Certain additional limitations may also apply. See "About VALIC Separate Account A."

Each individual Division represents and invests, through VALIC's Separate Account A, in a specific portfolio of VALIC Company I. VALIC Company I serves as the investment vehicle for the Contracts. VALIC Company I is registered as an open-end, management investment company and is regulated under the 1940 Act. A brief description of the investment objective and strategy of each Variable Account Option is shown below. For more detailed information about each Mutual Fund option, including investment strategy and risks, you should refer to the VALIC Company I prospectus. Copies are available online at www.valic.com or you may call 1-800-448-2542. Please read the prospectus carefully before investing.

Description of Funds Available as Variable Account Options


Asset Allocation Fund (Division 5) -- seeks maximum aggregate rate of return over the long term through controlled investment risk by adjusting its investment mix among stocks, long term debt securities and short-term money market securities. Adviser: VALIC. Sub-adviser: PineBridge Investments, LLC.



Capital Conservation Fund (Division 7) -- seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities. Adviser: VALIC. Sub-adviser: PineBridge Investments, LLC.



Mid Cap Index Fund (Division 4) -- seeks growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400(R) Index.* Adviser: VALIC. Sub-adviser: SunAmerica Asset Management Corp..


Money Market I Fund (Division 6) -- seeks liquidity, protection of capital and current income thorough investments in short-term money market instruments.
Adviser: VALIC. Sub-adviser: SunAmerica Asset Management Corp.

Stock Index Fund (Division 10D) -- seeks long-term capital growth through investments in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500(R) Index.* Adviser: VALIC. Sub-adviser: SunAmerica Asset Management Corp.


SunAmerica Asset Management Corp. is affiliated with VALIC due to common ownership.


* "Standard & Poor's(R)," "S&P," "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard & Poor's ("S&P"). The Mid Cap Index Fund and the Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in either Fund.

PURCHASE PERIOD

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of Purchase Payments may be determined by the retirement plan for which the Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

ACCOUNT ESTABLISHMENT

You must establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, then your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below).


The maximum single payment that may be applied to any account without prior Home Office approval is $750,000.00. Minimum initial and subsequent Purchase Payments are as follows:


Contract Type      Initial Payment   Subsequent Payment
----------------   ---------------   ------------------
Periodic Payment        $   30               $30

Single Payment          $1,000               -0-

Purchase Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

     - Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected;

     -    Reject the application and return the Purchase Payment; or

     - Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

     - Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us;

     - Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment options chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

     - Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

WHEN YOUR ACCOUNT WILL BE CREDITED

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or group number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order after Market Close will be credited the next Business Day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Note that the NYSE is closed on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

CALCULATION OF VALUE FOR THE FIXED ACCOUNT OPTIONS


You may allocate all or a portion of your Purchase Payments to the Fixed Account Option as permitted by your retirement program. A complete discussion of the Fixed Account Option may be found in the "Fixed Account Option" section in this prospectus. The value of your Fixed Account Option is calculated on a given Business Day as shown below:

     The value of your Fixed Account Option

     EQUALS

     All Purchase Payments made to the Fixed Account Option

     PLUS

     Amounts transferred from the Variable Account Option to the Fixed Account Option

     PLUS

     All interest earned

     MINUS

     Amounts transferred or withdrawn from Fixed Account Option (including applicable fees and charges).

CALCULATION OF VALUE FOR THE VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. As noted elsewhere in the prospectus, you will not be permitted to select from more than three investment options. A complete discussion of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit value, your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. The Purchase Unit value of each Variable Account Option will change each Business Day depending upon the investment performance of the Mutual Fund (which may be positive or negative) and the deduction of the separate account charges. See "Fees and Charges." Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Money Market I Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the separate account charges, the Purchase Unit Value will decrease. In the case of negative yields, your investment in the Money Market I Fund will lose value.


STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closures will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

TRANSFERS BETWEEN INVESTMENT OPTIONS

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in the Contract without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. WE RESERVE THE RIGHT TO LIMIT THE NUMBER, FREQUENCY (MINIMUM PERIOD OF TIME BETWEEN TRANSFERS) OR DOLLAR AMOUNT OF TRANSFERS YOU CAN MAKE AND TO RESTRICT THE METHOD AND MANNER OF PROVIDING OR COMMUNICATING TRANSFERS OR REALLOCATION INSTRUCTIONS. You will be notified of any changes to this policy through newsletters or information posted on www.valic.com. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD - POLICY AGAINST MARKET TIMING AND FREQUENT TRANSFERS


VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share.


Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If an investor sells fund shares valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the investor will not be able to make a purchase of $5,000 or more in that same fund for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

     -    Plan-level or employer-initiated transactions;

     -    Purchase transactions involving transfers of assets or rollovers;

     - Retirement plan contributions, loans, and distributions (including hardship withdrawals);

     -    Roth IRA conversions or IRA recharacterizations;

     -    Systematic purchases or redemptions;

     -    Systematic account rebalancing; or

     -    Trades of less than $5,000.

As described in a fund's prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain funds may set limits on transfers in and out of a fund within a set time period in addition to or in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, an investor's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

FIXED ACCOUNT OPTION        % OF ACCOUNT VALUE   FREQUENCY   OTHER RESTRICTIONS
--------------------        ------------------   ---------   ------------------
Fixed Account Plus:         Up to 20% per        Any time    If you transfer assets from Fixed Account
                            Participant Year                 Plus to a Variable Account Option, any
                                                             assets transferred back into Fixed Account
                                                             Plus within 90 days may receive a different
                                                             rate of interest than your new Purchase
                                                             Payments. (1)

Fixed Account Plus:         Up to 100%           Any time    Available if your Account Value is less than
                                                             or equal to $500.

Short-Term Fixed Account:   Up to 100%           Any time    After a transfer into the Short-Term Fixed
                                                             Account, you may not make a transfer from
                                                             the Short-Term Fixed Account for 90 days.(2)

(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.

(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or Internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

     - The date of receipt, if received in our Home Office before Market Close; otherwise,

     -    The next date values are calculated.

TRANSFERS DURING THE PAYOUT PERIOD

During the Payout Period, transfers instructions must be given in writing and mailed to our Home Office. Transfers may be made from the Contract's investment options, subject to the following restrictions:

PAYOUT OPTION           % OF ACCOUNT VALUE                FREQUENCY
-------------           ------------------                ---------
Variable Payout:        Up to 100%                        Once every 365 days
Combination Fixed and   Up to 100% of money in variable   Once every 365 days
Variable Payout:        option payout
Fixed Payout:           Not permitted                     N/A

FEES AND CHARGES

By investing in Impact, you may be subject to the following basic types of fees and charges, applied to the Fixed and Variable Account Options:

     -    Account Maintenance Charge

     -    Surrender Charge

     -    Premium Tax Charge

     -    Separate Account Charges

     -    Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables."

ACCOUNT MAINTENANCE CHARGE

During the Purchase Period an account maintenance charge of $30.00 will be deducted on the last day of the calendar quarter following receipt of the first purchase payment and annually on that date after that. We will sell Purchase Units from your account to pay the account maintenance charge. The charge will be assessed equally among the Variable Account Options and the Fixed Account Option that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Contracts.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amount of Surrender Charge

A surrender charge is equal to five percent (5%) of the amount of all Purchase Payments received during the past 36 months.

10% Free Withdrawal

In any Participant Year, the first withdrawal of up to 10% of the Account Value will not be subject to a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit or to any subsequent withdrawals in that year. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 591/2. See "Federal Tax Matters" for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

     -    To money applied to provide a Payout Option;

     -    To death benefits, or

     - If no Purchase Payments have been received during the 36 months prior to the date of surrender.

The surrender charge may be reduced or waived if a Contract is issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from 0% to 3 1/2%. If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee applied to VALIC Separate Account
A. This is a daily charge at an annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contracts. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit that may be higher than your Account Value. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large the cost may be. Separate Account Charges are not applied to Variable Investment Options during the Payout Period. For more information about the mortality and expense risk fee, see the Fee Tables in this prospectus.

OTHER CHARGES

We reserve the right to charge for certain taxes (in addition to premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client's independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 and to limit the number of outstanding loans.

PAYOUT PERIOD

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply all or a portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

     -    Type and duration of payout option chosen;

     -    Your age or your age and the age of your survivor(1);

     - Your gender or your gender and the gender of your survivor(1) (IRAs and certain nonqualified contracts);

     -    The portion of your Account Value being applied; and

     -    The payout rate being applied and the frequency of the payments.

     (1)  This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3 1/2% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected.

VARIABLE PAYOUT

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit values are calculated, see the SAI.

In determining the first Payout Payment, an AIR of 3 1/2% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds the AIR, subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than the AIR, subsequent payments will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a combination fixed and variable payout, you may choose:

     - From your existing Variable Account Options (payment will vary); with a

     -    Fixed payout (payment is fixed and guaranteed).

PARTIAL ANNUITIZATION

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide your Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

PAYOUT DATE

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the 15th day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

- The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the Contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

- The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

- Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

- In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

- Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however, distributions from those contracts may not be postponed until after retirement.

- All Contracts require distributions to commence within a prescribed period after the death of the owner/participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

- The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options for a Fixed Annuity, a Variable Annuity, or a combination Fixed and Variable Annuity, except that Payment for a Designated Period is available only as a fixed payout. This choice is a one-time permanent choice. Your Payout Payment annuity option may not be changed later and it may not be exchanged for a cash payment.

     - Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

     - Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, payments will continue to the Beneficiary for the rest of the guaranteed period.

     - Life with Cash or Unit Refund -- payments are made to you during your lifetime. Upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments.

     - Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for Beneficiaries at death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

     - Payment for a Designated Period -- payments are made to you for a select number of years between three and 15. Upon your death, payments will continue to your Beneficiary until the designated period is completed. Payment for a designated period is available as a fixed payout option only.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

If a payout option selection is not made at least 30 days before the Payout Date, then:

     -    Payments will be made under the life with guaranteed period option;

     -    The payments will be guaranteed for a 10 year period;

     - The payments will be based on the allocation used for the Participant's Purchase Payments;

     - The Fixed Account Options will be used to distribute payments to the Participant on a fixed payout basis; and

     - The Variable Account Options will be used to distribute payments to the Participant on a variable payout basis.

Under certain retirement plans, federal pension law may require that payments be made under the Joint and Survivor Life Payout Option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

SURRENDER OF ACCOUNT VALUE

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value during the Purchase Period if:

     -    allowed under federal and state law; and

     -    allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See the VALIC Company I prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender request for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

We may defer payment of the surrender value in the Fixed Account Options for up to six months. Interest will be paid on such amounts if payment of Fixed Account Option surrender value is deferred for 30 calendar days or more.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered during the Purchase Period can be determined as follows:

     Allowed Surrender Value

     EQUALS

     The Account Value next computed after your properly completed request for surrender is received in our Home Office

     MINUS

     Any applicable surrender charge

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS


Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer's plan.


Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

     -    death benefits; and

     -    certain small amounts approved by the State of Florida.

Under the Louisiana State Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options and Variable Account Options.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount surrendered

     PLUS

     Any surrender charge

     DIVIDED BY

     Your Purchase Units next computed after the written request for surrender is received at our Home Office.

EXCHANGE PRIVILEGES

From time to time, we may allow you to exchange an older variable annuity issued by VALIC for a newer product with more current features and benefits issued by VALIC. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

DEATH BENEFITS

The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You may contact a VALIC financial advisor at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

     -    In a lump sum;

     - In the form of an annuity under any of the payout options stated in the Payout Period section of this prospectus subject to the restrictions of that payout option; or

     -    In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

     In the case of a qualified Contract,

          - may delay any distributions until the Annuitant would have reached age 70 1/2; or

          - may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

     In the case of a nonqualified Contract,

          -    may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

     -    In full within 5 years after the year of the Annuitant's death; or

     - By payments beginning within 1 year after the year of the Annuitant's death under:

          1.   A life annuity;

          2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

          3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Payout Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

SPECIAL INFORMATION FOR INDIVIDUAL NONQUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the Contract Owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the Internal Revenue Service (the "IRS"). In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

DURING THE PURCHASE PERIOD

If death occurs during the Purchase Period, the death benefit will be the greater of:

     - Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC; or

     - 100% of Purchase Payments (to the Fixed and/ or the Variable Account Options)

          MINUS

          The amount of all prior withdrawals and any portion of Account Value applied under a payout option

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option selected. The payout options available are described in the "Payout Period" section of this prospectus.

     - If the life only option or joint and survivor life option was chosen, there will be no death benefit.

     - If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

          1. Receive the present value of any remaining payments in a lump sum;

          2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant and be entitled to elect anytime thereafter to receive the present value of any remaining payments in a lump sum; or

          3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

OTHER CONTRACT FEATURES

CHANGES THAT MAY NOT BE MADE

The following terms in the Contracts may not be changed once your account has been established:

     -    The Contract Owner (except for an individual nonqualified Contract);

     -    The Participant; and

     -    The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time. Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner, or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

CANCELLATION - THE 10 DAY "FREE LOOK"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 10 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

WE RESERVE CERTAIN RIGHTS

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

VOTING RIGHTS

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

WHO MAY GIVE VOTING INSTRUCTIONS

During the Purchase Period, subject to any contrary provision in the plan, you will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if your Contract was issued in connection with a nonqualified unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO YOUR ACCOUNT

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or After a Death Benefit has been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

TYPES OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

- Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

- Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

-    Section 408(b) traditional IRAs;

-    Section 408A Roth IRAs;

- Section 457 deferred compensation plans of governmental and tax-exempt employers;

-    Section 408(k) SEPs and SARSEPs; and

-    Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.


Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program. After-tax Purchase Payments, including after-tax employee contributions, generally constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.


Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.


The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.



On March 30, 2010 the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This new tax generally does not apply to Qualified Contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.



It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 401(f), 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As referenced previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.


In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.


Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules may have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permitted a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that was part of the employer's 403(b) plan or that was subject to an information-sharing agreement with the employer.


In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.


As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan's administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of Title I of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.


EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

- A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

- A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

-    Taxable accounts such as savings accounts.

                              (PERFORMANCE GRAPH)

                                          10 YEARS   20 YEARS   30 YEARS
                                          --------   --------   --------
Tax Account                                13,978     32,762     58,007
Non-qualified Contract Deferred Annuity    14,716     36,499     68,743
Tax-Deferred Annuity                       19,621     48,665     91,657


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account"); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and a 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.


Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                               PAYCHECK COMPARISON


                                             Tax-Favored Retirement Program   Taxable Account
                                             ------------------------------   ---------------
Annual amount available for savings before
   federal taxes                                         $2,400                   $2,400
Current federal income tax due on Purchase
   Payments                                                   0                   $ (600)
Net retirement plan Purchase Payments                    $2,400                   $1,800


This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

LEGAL PROCEEDINGS


The Separate Account has been named as a party-defendant in a purported class action lawsuit filed in the United States District Court for the District of Arizona in December 2009 (John Hall and Brenda Hall, et al. v. The Variable Annuity Life Insurance Company et al.). There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.


FINANCIAL STATEMENTS

The financial statements of VALIC, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at VALIC Document Control, PO Box 15648, Amarillo, Texas, 79105 or call us at 1-800-448-2542.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-2000.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
                                                                            ----
General Information......................................................     2
Federal Tax Matters......................................................     2
   Economic Growth and Tax Relief Reconciliation Act of 2001.............     2
   Tax Consequences of Purchase Payments.................................     3
   Tax Consequences of Distributions.....................................     5
   Special Tax Consequences -- Early Distribution........................     7
   Special Tax Consequences -- Required Distributions....................     8
   Tax Free Rollovers, Transfers and Exchanges...........................    10
Exchange Privilege.......................................................    10
Calculation of Surrender Charge..........................................    11
   Illustration of Surrender Charge on Total Surrender...................    12
   Illustration of Surrender Charge on a 10% Partial Surrender Followed
      by a Full Surrender................................................    12
Purchase Unit Value......................................................    13
   Illustration of Calculation of Purchase Unit Value....................    13
   Illustration of Purchase of Purchase Units............................    14
Payout Payments..........................................................    14
   Assumed Investment Rate...............................................    14
   Amount of Payout Payments.............................................    14
   Payout Unit Value.....................................................    15
   Illustration of Calculation of Payout Unit Value......................    15
   Illustration of Payout Payments.......................................    15
Distribution of Variable Annuity Contracts...............................    15
Experts..................................................................    16
Comments on Financial Statements.........................................    16

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                             UNITS OF INTEREST UNDER
                 INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS
                              CONTRACT FORM UIT-981

                       STATEMENT OF ADDITIONAL INFORMATION

                                 FORM N-4 PART B


                                   MAY 1, 2010



This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the prospectus for the Contract Form UIT-981 dated May 1, 2010 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company (the "Company") at VALIC Document Control, PO Box 15648, Amarillo, Texas, 79105 or 1-800-448-2542. Prospectuses are also available on the internet at www.valic.com.


                                TABLE OF CONTENTS

General Information                                                            2
Federal Tax Matters                                                            2
   Economic Growth and Tax Relief Reconciliation Act of 2001                   2
   Tax Consequences of Purchase Payments                                       3
   Tax Consequences of Distributions                                           5
   Special Tax Consequences -- Early Distribution                              7
   Special Tax Consequences -- Required Distributions                          8
   Tax-Free Rollovers, Transfers and Exchanges                                10
Exchange Privilege                                                            10
   Exchanges from Impact Contracts                                            11
Calculation of Surrender Charge                                               12
   Illustration of Surrender Charge on Total Surrender                        12
   Illustration of Surrender Charge on a 10% Partial Surrender Followed
      by a Full Surrender                                                     12
Purchase Unit Value                                                           13
   Illustration of Calculation of Purchase Units Value                        13
   Illustration of Purchase of Purchase Units                                 14
Payout Payments                                                               14
   Assumed Investment Rate                                                    14
   Amount of Payout Payments                                                  14
   Payout Unit Value                                                          15
   Illustration of Calculation of Payout Unit Value                           15
   Illustration of Payout Payments                                            15
Distribution of Variable Annuity Contracts                                    15
Experts                                                                       16
Comments on Financial Statements                                              16

                               GENERAL INFORMATION

     Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this SAI relates.

     Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

     The Contracts are non-participating and will not share in any of the profits of the Company.

                               FEDERAL TAX MATTERS

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.

     This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and at death.


     It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 401(f), 403(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended ("Code" or "IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.


     In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

     It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.


     For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts generally are not offered under nonqualified Contracts. Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts as agents for an individual).


ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

     For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increases the amount of allowable contributions to and expands the range of eligible tax-free rollover distributions that may be made among Qualified Contracts. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. However, these changes were made permanent by the Pension Protection Act of 2006 ("PPA"). Furthermore, the laws of some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.

TAX CONSEQUENCES OF PURCHASE PAYMENTS


     403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion, however, does not apply to Roth 403(b) contributions, which are made on an after-tax basis, however the contribution limits apply to such contributions. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.



     For 2010, your elective deferrals are generally limited to $16,500, although additional "catch-up" contributions are permitted under certain circumstances. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $49,000, or up to 100% of "includible compensation" as defined in the Code for 403(b) plans. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.


     401(a)/(k) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if is eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.


     408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2010, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $5,000 or 100% of compensation ($6,000 if you are age 50 or older), and generally fully deductible in 2010 only by individuals who:


     (i) are not active Participants in another retirement plan, and are not married;


     (ii) are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income is less than $167,000;



     (iii) are active Participants in another retirement plan, are unmarried, and have adjusted gross income of less than $56,000; or


     (iv) are active Participants in another retirement plan, are married, and have adjusted gross income of less than $89,000.

     Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $10,000 or 100% of the working spouse's earned income, and no more than $5,000 may be contributed to either spouse's IRA for any year. The $10,000 limit increases to $12,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

     (i) the lesser of $5,000 ($6,000 if you are age 50 or older; $10,000 for you and your spouse's IRAs, or $12,000 if you are both age 50 or older) or 100% of compensation, over

     (ii) your applicable IRA deduction limit.

     You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.


     408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). For 2010, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $5,000 or 100% of compensation ($6,000 if you are age 50 or older), and a full contribution may be made only by individuals who:


     (i)  are unmarried and have adjusted gross income of less than $105,000; or


     (ii) are married and filing jointly, and have adjusted gross income of less than $167,000.



     The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $167,000 and $177,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $177,000. Similarly, the contribution is reduced for those who are single with modified AGI between $105,000 and $120,000, with no contribution for singles with modified AGI over $120,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.


     All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.

     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to either a select group of management or highly compensated employees and are independent contractors.


     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2010, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $16,500 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and for governmental plans only, age-based catch-up deferrals up to $5,500 are also permitted for individuals age 50 or older. Generally, however, a participant can not utilize both the catch-up in the three years before normal retirement age, and the age 50 catch-up, in the same year.


     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.


     Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2010, the employer may contribute up to 25% of your compensation or $49,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.


     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the

SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, $11,000 in 2002, and
$12,000 for 2003. This limit increased $1,000 each year until it reached $15,000 in 2006 and is now indexed and may be increased in future years in $500 increments. In 2010, the limit is $16,500. Such plans if established by December 31, 1996, may still allow employees to make these contributions. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.



     SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2010, employee salary reduction contributions cannot exceed $11,500. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.



     Nonqualified Contracts. Purchase Payments made under nonqualified Contracts, whether under an employer-sponsored plan or arrangement or independent of any such plan or arrangement, are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual) however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.


     Unfunded Deferred Compensation Plans. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

     An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

TAX CONSEQUENCES OF DISTRIBUTIONS

     403(b) Annuities. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:

(1)  attainment of age 59 1/2;

(2)  severance from employment;

(3)  death;

(4)  disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will not be eligible for a hardship distribution.

     As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:

(1)  distributions of Roth 403(b) contributions;

(2)  qualified distributions of earnings on Roth 403(b) contributions and,

(3)  other after-tax amounts in the Contract.

Distributions of Roth 403(b) contributions are tax-free. Distributions of earnings on Roth 403(b) contributions are "qualified", if made upon attainment of age 59 1/2, upon death or disability, are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer's Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Distributions of other after-tax amounts in the Contract are tax-free.


     401(a)/(k) and 401(f)/403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.



     408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Prior to 2010, individuals with adjusted gross income over $100,000 were generally ineligible for such conversions, regardless of marital status, as were married individuals who file separately. Beginning in 2010, such conversions are available without regard to income.


     408A Roth IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

     Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

     Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract

Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.


     The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free. The Heroes Earnings Assistance and Relief Tax Act of 2008 expanded the reservist provision to include all individuals called up to active duty since September 11, 2001.


SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION

     403(b) Annuities, 401(a)/(k) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. The taxable portion of distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

     (1)  death;

     (2)  disability;

     (3) separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a)/(k), 403(a));

     (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 1/2, and

     (5) distributions that do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt.

     Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.

     Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

     (1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

     (2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

     (3) distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs.

Distributions of rollover or conversion contributions may be subject to an additional 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.

     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only upon attainment of age 70 1/2, for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

     Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a nonqualified Contract, unless the distribution is:

     (1) to a Beneficiary on or after the Contract Owner's death;

     (2) upon the Contract Owner's disability;

     (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

     (4) made under an immediate annuity contract, or

     (5) allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS


     403(b) Annuities. Generally, minimum required distributions are required from both pre-tax and Roth amounts accumulated under the Contract and must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under The IRS' Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year. However, The Worker, Retiree, and Employer Recovery Act of 2008, suspended the 2009 minimum distribution requirement from most eligible retirement plans. We are not aware of any subsequent suspension for 2010 or later years.


     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

     (i) must begin to be paid when the Participant attains age 75 or retires, whichever is later; and


     (ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

     The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the designated Beneficiary's life expectancy. Exceptions to this rule may apply in the case of a beneficiary who is also the participant's spouse.

     A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides. If you purchase the Contract with, or subsequently add, the IncomeLock or other enhanced benefit option, the calculation of the required minimum distribution will include the value of the IncomeLock living benefit or other enhanced benefit and may increase the amount of the required minimum distribution.


     401(a/(k) and 401(f)/403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.


     408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

     (1)  there is no exception for pre-1987 amounts; and

     (2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

     A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

     408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply at the Contract Owner's death.

     A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.


     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs. Although the Worker, Retiree, and Employer Recovery Act of 2008 eliminated the 2009 minimum distribution requirement from most eligible retirement plans, the suspension does not apply to 457(b) plans of tax-exempt employers and employees in those plans were required to take required minimum distribution for the 2009 tax year, and we are not aware of any subsequent suspension for 2010 or later years.


     Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.

     At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed. An exception to this rule may apply in the case of a beneficiary who is also the participant's spouse.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES (PLEASE SEE THE EGTRRA INFORMATION ABOVE)


     403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Funds in a 403(b) annuity contract may be rolled directly over to a Roth IRA. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k). Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.



     401(a)/(k) and 403(a) Qualified Plans. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. Funds in a qualified contract may be rolled directly over to a Roth IRA. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities.


     408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a) or 403(a)/(k) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

     408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA or eligible retirement plan (401(a)/(k), 403(b) or governmental 457(b)) may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:

     (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

     (ii) are not married filing separately.


     Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. Rollovers from pre-tax retirement plans into Roth IRA made in 2010 are also subject to ratable recognition of income in 2011 and 2012 in the absence of a contrary election by the taxpayer. You should consult your tax advisor regarding the application of these rules.


     408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, 408(b) IRAs are permitted under certain circumstances.

     Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

                               EXCHANGE PRIVILEGE

     From time to time, we may allow you to exchange an older variable annuity issued by VALIC into VALIC's Portfolio Director Plus Fixed and Variable Annuity Product ("Portfolio Director"), a newer product with more current features and benefits issued by VALIC. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. You may exchange the Contracts into Portfolio Director as discussed below. See the Portfolio Director prospectus for more details concerning the Portfolio Director investment options and associated fees.

EXCHANGES FROM IMPACT CONTRACTS
(UIT-981)

     Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. However, in any Participant Year, the first withdrawal of up to 10% of the account value will not be subject to a surrender charge. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director also imposes a surrender charge upon total or partial surrenders that may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director also has other provisions where surrender charges are not imposed. For purposes of satisfying the fifteen- year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into Portfolio Director which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.

     Investment Options. Under the Impact Contract five Divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of AIG Retirement Company I. Under Portfolio Director, 60 Divisions of VALIC Separate Account A are available, 33 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II, and 12 of which invest in public mutual fund portfolios. Three fixed investment options are also available.

     Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

                         CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the prospectus under "Fees and Charges--Surrender Charge." Examples of calculation of the surrender charge upon total and partial surrender are set forth below.

               ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER

                               TRANSACTION HISTORY

DATE                  TRANSACTION             AMOUNT
----       --------------------------------   -------
2/1/95     Purchase Payment                   $10,000
2/1/96     Purchase Payment                     5,000
2/1/97     Purchase Payment                    15,000
2/1/98     Purchase Payment                     2,000
7/1/98     Total Purchase Payments (Assumes
           Account Value is $38,000)           32,000
12/31/99   Full Surrender

     Surrender Charge is lesser of (a) or (b):

a. Surrender Charge calculated on 36 months of Purchase Payments

1. Surrender Charge against Purchase Payment of 2/1/95                    $    0
2. Surrender Charge against Purchase Payment of 2/1/96 (0.05 X $5,000)    $  250
3. Surrender Charge against Purchase Payment of 2/1/97 (0.05 X $15,000)   $  750
4. Surrender Charge against Purchase Payment of 2/1/98 (0.05 X $2,000)    $  100
Surrender Charge based on Purchase Payments (1+2+3+4)                     $1,100

b. Surrender charge calculated on the excess over 10% of the Account Value at the time of surrender:

Account Value at time of surrender         $38,000
Less 10% not subject to surrender charge    -3,800
                                           -------
Subject to surrender charge                 34,200
                                           X   .05
                                           -------
Surrender Charge based on Account Value    $ 1,710   $1,710
Surrender Charge is the lesser of a or b             $1,100
                                                     ------

ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL SURRENDER

                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

DATE                  TRANSACTION             AMOUNT
----     ----------------------------------   ------
2/1/95   Purchase Payment                     $4,000
2/1/96   Purchase Payment                          0
2/1/97   Purchase Payment                          0
2/1/98   Purchase Payment                      1,000
7/1/98   Partial Surrender
         (Assumes Account Value is $10,000)    2,500

a. Since this is the first partial surrender in this Participant Year, calculate the excess over 10% of the value of the Purchase Units.

     10% of $10,000=$1,000.

b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $2,500 -$1,000=$1,500.

c. Since only $1,000 has been paid in Purchase Payments in the 36 months prior to the Full Surrender, the charge can only be calculated on $1,000. Thus, the charge is $1,000 X (0.05)=$50.00.

                               PURCHASE UNIT VALUE

     Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:

          Gross Investment Rate

     =    (EQUALS)

          The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.

     /    (DIVIDED BY)

          The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

          Net Investment Rate

     =    (EQUALS)

          Gross Investment Rate (calculated in Step 1)

     -    (MINUS)

          Separate Account charges.

Step 3: Determine Purchase Unit Value for that day.

          Purchase Unit Value for that day.

     =    (EQUALS)

          Purchase Unit Value for immediate preceding day.

     x    (MULTIPLIED BY)

          Net Investment Rate (as calculated in Step 2) plus 1.00.

     The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):

               ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE


1. Purchase Unit value, beginning of period.......................   $ 1.800000
2. Value of Fund share, beginning of period.......................    21.200000
3. Change in value of Fund share..................................      .500000
4. Gross investment return (3)x(2)................................      .023585
5. Daily separate account fee.....................................   $  .000027
                                                                     ----------
6. Net investment return (4)-(5)..................................      .023558
                                                                     ----------
7. Net investment factor 1.000000+(6).............................   $ 1.023558
                                                                     ----------
8. Purchase Unit value, end of period (1)x(7).....................   $ 1.842404
                                                                     ----------

   ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

1. First Periodic Purchase Payment                                     $  100.00
2. Purchase Unit value on effective date of purchase (see Example 3)   $1.800000
3. Number of Purchase Units purchased (1) divided by (2)                  55.556
4. Purchase Unit value for valuation date following purchase
   (See Example 3)                                                     $1.842404
                                                                       ---------
5. Value of Purchase Units in account for valuation date
    following purchase (3) X (4)                                       $  102.36
                                                                       ---------

                                 PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 4 1/2% or 5% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the payout option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable Payout Payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed Payout Payment.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable Payout Payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

Example:

1.  Payout Unit value, beginning of period ......................   $  .980000
2.  Net investment factor for Period (see Example 3) ............     1.023558
3.  Daily adjustments for 3 1/2% Assumed Investment Rate ........      .999906
4.  (2)x(3) .....................................................     1.023462
5.  Payout Unit value, end of period (1) X (4) ..................   $ 1.002993


                         ILLUSTRATION OF PAYOUT PAYMENTS

Example: Annuitant age 65, Life Annuity with 120 Payments Certain

1.  Number of Purchase Units at Payout Date .....................    10,000.00
2.  Purchase Unit value (see Example 3) .........................   $ 1.800000
3.  Account Value of Contract (1) X (2) .........................   $18,000.00
4.  First monthly Payout Payment per $1,000 of Account Value ....   $     6.57
5.  First monthly Payout Payment (3) X (4) divided by 1,000 .....   $   118.26
6.  Payout Unit value (see Example 8) ...........................   $  .980000
7.  Number of Payout Units (5) divided by (6) ...................   $  120.673
8.  Assume Payout Unit value for second month equal to ..........   $  .997000
9.  Second monthly Payout Payment (7) X (8) .....................   $   120.31
10. Assume Payout Unit value for third month equal to ...........   $  .953000
11. Third monthly Payout Payment (7) X (10) .....................   $   115.00

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the Financial Industry Regulatory Authority ("FINRA"). The principal underwriter for the VALIC Separate Account A is American General Distributors, Inc. (the "Distributor"), an affiliate of the Company. The Distributor was formerly known as A.G. Distributors, Inc. In the states of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. The address of the

Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Delaware corporation and is a member of FINRA.

     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Charges Under Variable Annuity Contracts."


     Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 2007, 2008 and 2009 were $5,362, $5,318 and $4,490, respectively. The
Distributor retained $0 in commissions for those same years.


                                     EXPERTS


     The consolidated balance sheets of The Variable Annuity Life Insurance Company as of December 31, 2009 and 2008 and the related consolidated statements of income (loss), comprehensive income (loss), shareholder's equity and cash flows for each of the three years in the period ended December 31, 2009 and the statement of assets and liabilities, including the schedule of portfolio investments, of The Variable Annuity Life Insurance Company Separate Account A as of December 31, 2009 and the related statement of operations for the period then ended and the statements of changes in net assets for each of the two periods ended December 31, 2009, all included in this Statement of Additional Information, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678.



     The statutory financial statements of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2009 and 2008, and the related statutory financial statements of income and changes in capital and surplus and of cash flow for each of the three years in the period ended December 31, 2009, are also presented in this Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

     Divisions One, Two, Four, Five, and Ten are the only Divisions available under the Contracts described in the prospectus.

     You should only consider the statutory financial statements of American Home that we include in the SAI as bearing on the ability of American Home, as guarantor, to meet it obligations under the guarantee with respect to contracts with a date of issue of December 29, 2006 or earlier.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                   Page
                                                                                                 Numbers
                                                                                                 -------
Report of Independent Registered Public Accounting Firm                                             1

Consolidated Balance Sheets - December 31, 2009 and 2008                                          2 to 3

Consolidated Statements of Income (Loss) - Years Ended December 31, 2009, 2008 and 2007             4

Consolidated Statements of Comprehensive Income (Loss) - Years Ended December 31, 2009, 2008
   and 2007                                                                                         5

Consolidated Statements of Shareholder's Equity - Years Ended December 31, 2009, 2008 and 2007      6

Consolidated Statements of Cash Flows - Years Ended December 31, 2009, 2008 and 2007              7 to 8

Notes to Consolidated Financial Statements                                                       9 to 50

[LOGO] PRICEWATERHOUSECOOPERS LLP

                                                      PRICEWATERHOUSECOOPERS LLP
                                                                  1201 LOUISIANA
                                                                      SUITE 2900
                                                           HOUSTON TX 77002-5678
                                                        TELEPHONE (713) 356 4000
                                                        FACSIMILE (713) 356 4717

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), of comprehensive income (loss), of shareholder's equity, and of cash flows present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and its subsidiaries (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for other-than-temporary impairments of fixed maturity securities as of April 1, 2009. Also, as of December 31, 2009, the Company changed its definition of cash and cash equivalents.


/s/ PricewaterhouseCoopers LLP

April 30, 2010

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS

                                                                     December 31,
                                                                  -----------------
                                                                    2009      2008
                                                                  -------   -------
                                                                    (In millions)
ASSETS
Investments:
   Fixed maturity securities, available for sale, at fair value
    (cost: 2009 - $22,977; 2008 - $21,806) ....................   $22,494   $20,483
   Hybrid securities, at fair value
    (cost: 2009 - $4; 2008 - $10) .............................         3         8
   Fixed maturity securities, trading, at fair value ..........       174       189
   Equity securities, available for sale, at fair value
    (cost: 2009 - $43; 2008 - $53) ............................        71        52
   Equity securities, trading, at fair value ..................         1         1
   Mortgage and other loans receivable,
    (net of allowance: 2009 - $113; 2008 - $6) ................     4,219     4,451
   Policy loans ...............................................       956     1,007
   Partnerships and other invested assets .....................     1,686     2,370
   Short-term investments .....................................     5,678     1,998
   Derivative assets, at fair value ...........................        10        75
                                                                  -------   -------
Total investments .............................................    35,292    30,634
Cash and cash equivalents .....................................       101        78
Accrued investment income .....................................       395       396
Deferred policy acquisition costs and
 cost of insurance purchased ..................................     2,156     2,501
Deferred sales inducements ....................................       172       146
Other assets ..................................................        89        77
Separate account assets, at fair value ........................    22,928    18,735
                                                                  -------   -------
TOTAL ASSETS ..................................................   $61,133   $52,567
                                                                  =======   =======

          See accompanying notes to consolidated financial statements

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (Continued)

                                                                        December 31,
                                                              --------------------------------
                                                                   2009              2008
                                                              --------------   ---------------
                                                              (In millions, except share data)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Policyholder contract deposits .........................       32,428           31,785
   Future policy benefits .................................           31               30
   Income taxes payable to Parent .........................          239              150
   Deferred income taxes payable ..........................          540              127
   Derivative liabilities, at fair value ..................           21               16
   Other liabilities ......................................          518              290
   Separate account liabilities ...........................       22,928           18,735
                                                                  ------           ------
TOTAL LIABILITIES .........................................       56,705           51,133
                                                                  ------           ------
COMMITMENTS AND CONTINGENT LIABILITIES (SEE NOTE 11)
SHAREHOLDER'S EQUITY:
   Common stock, $1 par value, 5,000,000 shares authorized,
    3,575,000 shares issued and outstanding ...............            4                4
   Additional paid-in capital .............................        6,786            5,554
   Accumulated deficit ....................................       (2,199)          (3,430)
   Accumulated other comprehensive loss ...................         (163)            (694)
                                                                  ------           ------
TOTAL SHAREHOLDER'S EQUITY ................................        4,428            1,434
                                                                  ------           ------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ................       61,133           52,567
                                                                  ======           ======

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    CONSOLIDATED STATEMENTS OF INCOME (LOSS)

                                                                   Years ended December 31,
                                                                 ---------------------------
                                                                  2009      2008     2007
                                                                 ------   -------   ------
                                                                        (In millions)
REVENUES:
   Net investment income .....................................   $2,022   $ 1,414   $2,280
   Net realized investment losses:
      Total other-than-temporary impairments on
       available for sale securities .........................     (623)   (3,060)    (237)
      Portion of other-than-temporary impairments on
       available for sale fixed maturity securities recognized
       in accumulated other comprehensive income (loss) ......     (156)       --       --
                                                                 ------   -------   ------
      Net other-than-temporary impairments on available
       for sale fixed maturity securities recognized in
       net income (loss) .....................................     (779)   (3,060)    (237)
      Other realized investment losses .......................     (127)   (3,918)    (215)
                                                                 ------   -------   ------
         Total net realized investment losses ................     (906)   (6,978)    (452)
   Fee income:
      Variable annuity fees ..................................      241       297      350
      Other fee income .......................................      100       105       97
                                                                 ------   -------   ------
TOTAL REVENUES ...............................................    1,457    (5,162)   2,275
                                                                 ------   -------   ------
BENEFITS AND EXPENSES:
   Interest credited on policyholder contract deposits .......    1,274     1,241    1,173
   Amortization of deferred policy acquisition costs and
    cost of insurance purchased ..............................       94      (166)     148
   Amortization of deferred sales inducements ................        3       (12)       2
   General and administrative expenses, net of deferrals .....      168       187      171
   Commissions, net of deferrals .............................       82        85       77
   Policyholder benefits .....................................       12         8        3
                                                                 ------   -------   ------
TOTAL BENEFITS AND EXPENSES ..................................    1,633     1,343    1,574
                                                                 ------   -------   ------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE ......................     (176)   (6,505)     701
INCOME TAX EXPENSE ...........................................       76        19      207
                                                                 ------   -------   ------
NET INCOME (LOSS) ............................................   $ (252)  $(6,524)  $  494
                                                                 ======   =======   ======

          See accompanying notes to consolidated financial statements

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                Years ended December 31,
                                                                ------------------------
                                                                 2009      2008     2007
                                                                ------   -------   -----
                                                                      (In millions)

NET INCOME (LOSS) ...........................................   $ (252)  $(6,524)  $ 494
OTHER COMPREHENSIVE INCOME (LOSS):
   Net unrealized losses of fixed maturity investments
    on which other-than-temporary credit impairments were
    taken - net of reclassification adjustments .............      425        --      --
   Deferred income tax expense on above changes .............     (152)       --      --
   Net unrealized gains (losses) on all other invested assets arising during the current period - net of
    reclassification adjustments ............................    2,377      (918)   (870)
   Deferred income tax benefit (expense) on above changes ...     (837)      325     309
   Adjustment to deferred policy acquisition costs
    and deferred sales inducements ..........................     (408)      178     102
   Deferred income tax benefit (expense) on above changes ...      143       (63)    (36)
   Foreign currency translation adjustments .................        6         2      --
   Deferred income tax benefit (expense) on above changes ...       (2)       (1)     --
                                                                ------   -------   -----
OTHER COMPREHENSIVE INCOME (LOSS) ...........................    1,552      (477)   (495)
                                                                ------   -------   -----
COMPREHENSIVE INCOME (LOSS) .................................   $1,300   $(7,001)  $  (1)
                                                                ======   =======   =====

          See accompanying notes to consolidated financial statements

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                  Years ended December 31,
                                                                 --------------------------
                                                                   2009      2008     2007
                                                                 -------   -------   ------
                                                                       (In millions)
COMMON STOCK:
   Balance at beginning and end of year .....................    $     4   $     4   $    4
ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year .............................      5,554     1,648    1,613
      Capital contributions from Parent (see Note 12) .......      1,232     3,906       35
                                                                 -------   -------   ------
   Balance at end of year ...................................      6,786     5,554    1,648
                                                                 -------   -------   ------
RETAINED EARNINGS (ACCUMULATED DEFICIT):
   Balance at beginning of year .............................     (3,430)    3,094    3,336
      Cumulative effect of accounting change, net of tax.....      1,483        --      (36)
      Net income (loss) .....................................       (252)   (6,524)     494
      Dividends .............................................         --        --     (700)
                                                                 -------   -------   ------
   Balance at end of year ...................................     (2,199)   (3,430)   3,094
                                                                 -------   -------   ------
ACCUMULATED OTHER COMPREHENSIVE LOSS:
   Balance at beginning of year .............................       (694)     (217)     278
      Cumulative effect of accounting change, net of tax.....     (1,021)       --       --
      Other comprehensive income (loss) .....................      1,552      (477)    (495)
                                                                 -------   -------   ------
   Balance at end of year ...................................       (163)     (694)    (217)
                                                                 -------   -------   ------
TOTAL SHAREHOLDER'S EQUITY ..................................    $ 4,428   $ 1,434   $4,529
                                                                 =======   =======   ======

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                  Years ended December 31,
                                                                 --------------------------
                                                                  2009      2008      2007
                                                                 ------    ------   -------
                                                                        (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) ............................................   $ (252)  $(6,524)  $  494
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH
 PROVIDED BY OPERATING ACTIVITIES:
Interest credited on policyholder contract deposits ..........    1,274     1,241     1,173
Amortization of deferred policy acquisition costs and
 cost of insurance purchased .................................       94      (166)     148
Amortization of deferred sales inducements ...................        3       (12)       2
Net realized investment losses ...............................      906     6,978      452
Equity in income of partnerships and other invested assets ...       45       427     (163)
Amortization (accretion) of net premium/discount on
 investments .................................................     (165)      (58)     (73)
Provision for deferred income taxes ..........................       27      (200)      (8)
Capitalized interest .........................................      (23)      (25)     (29)
CHANGE IN:
   Hybrid securities, at fair value ..........................        5        76       19
   Trading securities, at fair value .........................       15        94       24
   Accrued investment income .................................        1        (4)      23
   Deferral of deferred policy acquisition costs and cost of
    insurance purchased ......................................     (143)     (175)    (186)
   Income taxes currently receivable/payable .................       89       160       (2)
   Other assets ..............................................       (6)       21       (9)
   Future policy benefits ....................................        1        28        1
   Other liabilities .........................................      229       103       65
Other, net ...................................................        3       (20)      (2)
                                                                 ------   -------   ------
      NET CASH PROVIDED BY OPERATING ACTIVITIES ..............    2,103     1,944    1,929
                                                                 ------   -------   ------

          See accompanying notes to consolidated financial statements

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                              Years ended December 31,
                                                            ---------------------------
                                                              2009      2008      2007
                                                            -------   -------   -------
                                                                  (In millions)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of:
   Fixed maturity securities ............................   $(3,876)  $(5,724)  $(6,809)
   Equity securities ....................................        (1)      (44)      (44)
   Mortgage and other loans .............................      (146)     (361)   (1,395)
   Other investments, excluding short-term investments ..    (2,569)   (3,496)   (3,984)
Sales of:
   Fixed maturity securities ............................     3,322     5,507     7,711
   Equity securities ....................................        15        55        33
   Other investments, excluding short-term investments ..     2,792     3,168     2,928
Redemptions and maturities of:
   Fixed maturity securities ............................       818       836     1,265
   Mortgage and other loans .............................       262       332       306
   Other investments, excluding short-term investments ..       284       314       415
Change in short-term investments ........................    (3,679)   (1,682)     (218)
Change in securities lending collateral .................        --     5,984       159
                                                            -------   -------   -------
      NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES    (2,778)    4,889       367
                                                            -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits ...........................     2,814     2,754     2,437
Policyholder account withdrawals ........................    (3,820)   (3,743)   (3,568)
Net exchanges to/(from) variable accounts ...............       693     1,001       (90)
Claims and annuity payments .............................      (219)     (188)     (195)
Change in securities lending payable ....................        --    (9,843)     (193)
Cash capital contribution from Parent Company ...........     1,230     3,213        35
Dividend paid to Parent Company .........................        --        --      (700)
                                                            -------   -------   -------
      NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES       698    (6,806)   (2,274)
                                                            -------   -------   -------
INCREASE IN CASH AND CASH EQUIVALENTS ...................        23        27        22
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD ........        78        51        29
                                                            -------   -------   -------
CASH AND CASH EQUIVALENTS AT END OF PERIOD ..............   $   101   $    78   $    51
                                                            =======   =======   =======
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes (received) paid ............................   $   (41)  $    60   $   216
Non-cash activity:
Sales inducements credited to policyholder contract
 deposits ...............................................   $    43   $    42   $    38
Capital contribution in the form of securities ..........   $    --   $   693   $    --

           See accompanying notes to consolidated financial statements

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   NATURE OF OPERATIONS

The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of American General Life Insurance Company (the "Parent"), a Texas-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG").

The Company is a Texas-domiciled life insurance company providing tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector and not-for-profit organizations. The Company markets products nationwide through exclusive and independent sales representatives.

As the Company primarily markets through an exclusive sales agent force, no annual annuity deposits for any individual agent in 2009 or 2008 represented more than 10 percent of total annuity deposits.

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The financial conditions of AIG beginning late in the third quarter of 2008 and related events described in Note 14 below (collectively, the "American International Group Events") have also impacted the Company's operations. The Company is exposed to the risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable annuity assets held in separate accounts. In addition, the Company has experienced surrenders in its variable annuity products, including surrenders of certain large groups in 2009, and may continue to experience such surrenders, also resulting in reduced fee income. Although management expects to be able to achieve its plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations and/or statutory capital and surplus.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and a variable interest entity in which the Company has a partial ownership interest. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

The Company considers its most critical accounting estimates to be those with respect to recoverability of deferred income tax assets, policyholder contract deposits, future policy benefits, estimated gross profits ("EGPs") for investment-oriented products, recoverability of deferred policy acquisition costs ("DAC"), fair value measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments. These estimates, by their nature, are based on judgment and current facts and circumstances. Therefore, actual results could differ from these estimates, possibly in the near term, and could have a material effect on the Company's consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.2 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period.

2.3 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value. Unrealized gains and losses, net of deferred taxes and adjustment to DAC, are recorded as a separate component of accumulated other comprehensive income (loss), within shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as held to maturity or available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in net investment income, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

Fixed maturity and equity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in Maiden Lane II LLC ("ML II") which is carried at fair value. See Notes 6 and 7 for discussion on ML II. Realized and unrealized gains and losses on trading securities are reported in net investment income.

EVALUATING INVESTMENTS FOR OTHER-THAN-TEMPORARY IMPAIRMENTS

On April 1, 2009, the Company adopted prospectively a new accounting standard addressing the evaluation of fixed maturity securities for other-than-temporary impairments. These requirements have significantly altered the Company's policies and procedures for determining impairment charges recognized through earnings. The new standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The new standard also changes the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected (recovery value), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of accumulated other comprehensive income (loss). The Company refers to both credit impairments and impairments recognized as a result of intent to sell as "impairment charges." The impairment model for equity securities was not affected by the new standard.

IMPAIRMENT POLICY -- EFFECTIVE APRIL 1, 2009 AND THEREAFTER

FIXED MATURITY SECURITIES

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, is charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments were taken (a component of accumulated other comprehensive income (loss)).

When assessing the Company's intent to sell a fixed maturity security, or if it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.

The Company considers severe price declines and the duration of such price declines in its assessment of potential credit impairments. The Company also modifies its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, the Company generally prospectively accretes into income the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

In assessing whether a credit impairment has occurred for a structured fixed maturity security, the Company performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of the securities.

When estimating future cash flows for a structured fixed maturity security (e.g. Residential mortgage-backed securities ("RMBS"), Commercial mortgage-backed securities ("CMBS"), Collateralized debt obligations ("CDO"), Asset backed securities ("ABS")) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

     .    Current delinquency rates;

     .    Expected default rates and timing of such defaults;

     .    Loss severity and timing of any such recovery;

     .    Expected prepayment speeds; and

     .    Ratings of securities underlying structured products.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macro economic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

EQUITY SECURITIES

The impairment model for equity securities and other cost and equity method investments was not affected by the adoption of the new accounting standard related to the other-than-temporary impairments in the second quarter of 2009. The Company continues to evaluate its available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

     . The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

     . A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

     . The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

FIXED MATURITY SECURITIES IMPAIRMENT POLICY -- PRIOR TO APRIL 1, 2009

In all periods prior to April 1, 2009, the Company assessed its ability to hold any fixed maturity available for sale security in an unrealized loss position to its recovery at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflected the judgment of the Company's management that the security sold was unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the sale decision reflected management's judgment that the risk-adjusted ultimate recovery was less than the value achievable on sale.

In those periods, the Company evaluated its fixed maturity securities for other-than-temporary impairments with respect to valuation as well as credit.

After a fixed maturity security had been identified as other-than-temporarily impaired, the amount of such impairment was determined as the difference between fair value and amortized cost and the entire amount was recorded as a charge to earnings.

MORTGAGE AND OTHER LOANS RECEIVABLE

Mortgage and other loans receivable includes mortgage loans on real estate, collateral, commercial and guaranteed loans. Mortgage loans are classified as loans held for investment or loans held for sale.

MORTGAGE LOANS HELD FOR INVESTMENT

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less valuation allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income in the consolidated statements of income (loss). Non-refundable loan origination fees and certain incremental direct origination costs are offset and the resulting net amount is deferred and amortized in net investment income (or expense) over the life of the related loan as an adjustment of the loan's yield. Loan commitment fees are generally deferred and recognized in net investment income (expense) as an adjustment of yield over the related life of the loan or upon expiration of the commitment if the commitment expires unexercised.

VALUATION ALLOWANCE

An allowance for mortgage and other loans receivable is based on certain risk factors and recognized when collection of all amounts due under the contractual terms is not probable. There are two components of allowance for loan loss: 1) individual loans that are specifically reserved ("specific loan loss allowance") and 2) groups of loans that have specific characteristics indicating a probable loss although the loss cannot be determined for any individual loan in the group ("segment loan loss allowance").

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

A specific loan loss allowance is determined based on the fair value of the collateral supported by an internal cash flow analysis, third party broker opinion of value or a third party appraisal report. The allowance amount is calculated as the excess of book value of the individual loan over the fair value of its collateral, net of a sales cost estimate.

The Company segregates pools of loans with higher risk profile from the mortgage loan portfolio to determine a segment loan loss allowance, using factors such as risk rating, vintage, maturity date, debt service coverage ratio ("DSCR"), loan to value ("LTV") and type of loan. The Company reviews and revises these key assumptions on a quarterly basis based on an analysis of market conditions. The appraised value of the collateral of the loans with higher risk profile is then reduced by a percentage, which is based on current market conditions. To the extent that the reduced appraised value of the collateral of the loans with higher risk profile is lower than its book value, an allowance is recorded. Loans with specific loan loss allowance are excluded from the segment loan loss allowance.

Additions or reductions to the allowance for loan losses are made through charges or credits to the realized investment gains (losses) in the consolidated statements of income (loss).

MORTGAGE LOANS HELD FOR SALE

Loans classified as "held for sale" where the Company expects to sell in the foreseeable future are reported at the lower of cost or market value. The amount by which cost exceeds market is accounted for as a valuation allowance and is reported net with the loan balance on the consolidated balance sheets. Loan origination fees and certain incremental origination costs are deferred until the related loan is sold. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in net realized investment gains (losses) in the consolidated statements of income (loss). The Company had no loans held for sale as of December 31, 2009 and 2008.

POLICY LOANS

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

PARTNERSHIPS AND OTHER INVESTED ASSETS

Partnerships in which the AIG holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income (loss). With respect to partnerships in which AIG holds in the aggregate a five percent or greater interest, or less than five percent interest but AIG has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

Other invested assets include preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. The Company's investments in partially owned companies include its interest in Castle 2003-1 Trust ("Castle 1 Trust") and Castle 2003-2 Trust ("Castle 2 Trust").

DERIVATIVE FINANCIAL INSTRUMENTS

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Company issues riders that offer guaranteed minimum withdrawal benefit ("GMWB") on certain variable annuity products. The GMWB is a feature that provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. The Company bears the risk that protracted under-performance of the financial markets could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefits to be provided. The Company purchases options on the S&P 500 index and futures of U.S. Treasury securities to partially offset this risk. The GMWB is considered an embedded derivative that is required to be bifurcated from the host contract and carried at fair value. The fair value of the GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The Company also economically hedges these guarantees by utilizing both exchange traded and over-the-counter index options and exchange traded futures. Exchange traded index options and futures are marked to market through matrix pricing that utilizes observable market inputs. The fair value of these embedded derivatives are reflected in policyholder contract deposits in the consolidated balance sheets. The changes in fair value of the Company's embedded derivatives are reported in net realized investment gains (loss) in the accompanying consolidated statements of income (loss).

See Notes 2.7 and 5 for further discussion of GMWB.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The Company carries all derivatives at fair value in the consolidated balance sheets. Changes in the fair value of derivatives are reported as part of net realized investment gains and losses in the consolidated statements of income (loss).

See Notes 3, 5 and 14 for further discussion on derivative financial instruments.

SHORT-TERM INVESTMENTS

Short-term investments include interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

2.4 CASH AND CASH EQUIVALENTS

Cash represents cash on hand and non-interest bearing demand deposits.  See Note
2.14 for discussion of the Company's change in accounting principle related to its definition of cash.

2.5 DEFERRED POLICY ACQUISITION COSTS, COST OF INSURANCE PURCHASED ("CIP") AND DEFERRED SALES INDUCEMENTS

Policy acquisition costs represent those costs, including commissions and certain marketing expenses, that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to investment-type products are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. The Company uses a "reversion to the mean" methodology which allows the Company to maintain its long-term assumptions, while also giving consideration to the effect of deviations from these assumptions occurring in the current period. A DAC unlocking is performed when management determines that key assumptions (e.g., market return, surrender rates, etc.) should be modified. The DAC asset is recalculated using the new long-term assumptions. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry. Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

The DAC for investment-type products is also adjusted with respect to EGPs as a result of changes in the net unrealized gains or losses on fixed maturity securities and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity securities and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income (loss).

The cost assigned to certain acquired insurance contracts in force at the acquisition date (referred to as cost of insurance purchased, or "CIP") is reported in deferred acquisition costs and cost of insurance purchased in the consolidated balance sheets. Interest was accreted on the unamortized balance of CIP at rates ranging from 3.0 percent to 4.5 percent in 2009, 2008 and 2007. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported within the same financial statement line items.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to contract holders, on certain of its products. Sales inducements provided to the policyholder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheets. The cost of such sales inducements are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

2.6 SEPARATE ACCOUNT ASSETS AND LIABILITIES

The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as separate account assets with an equivalent liability, in the consolidated balance sheets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income (loss), comprehensive income (loss), and cash flows. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity fees in the consolidated statements of income (loss).

2.7 POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on these products are not reflected as revenues in the Company's consolidated statements of income (loss), as they are recorded directly to contract holder liabilities upon receipt. Policyholder contract deposits also include the Company's liabilities for guaranteed minimum withdrawal benefit ("GMWB") accounted for as embedded derivatives at fair value.

GMWB is a feature the Company began offering on certain variable annuity product in second quarter of 2006. If available and elected by the contract holder at time of issuance and depending on the provisions of the feature elected, this feature provides a guaranteed annual withdrawal stream either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is determined from a guaranteed benefit base amount that is dependent upon the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and/or greater than expected longevity could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The fair value of the liabilities for GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments. The changes in fair value of the liability for GMWB are reported in net realized investment gain (loss) in the consolidated statements of income
(loss).

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

In addition, the Company is a coinsurer for the GMWB under a separate reinsurance agreement on certain variable annuity contracts issued by American Life Insurance Company ("ALICO"), an AIG subsidiary. See additional discussion in Note 10.

2.8 FUTURE POLICY BENEFITS

Future policy benefits include the Company's liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB").

A GMDB feature is issued on a majority of the Company's variable annuity products. This feature provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a guaranteed minimum death benefit that varies by product and type of benefit elected by the contract holder. The Company bears the risk that death claims may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the GMDB liability balance, with a related charge or credit to policyholder benefits if actual experience or other evidence suggests that earlier assumptions should be revised.

The Company is a coinsurer for the guaranteed minimum income benefit ("GMIB") under a separate reinsurance agreement on certain variable annuity contracts issued by ALICO. See additional discussion in Note 10.

2.9 NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

     . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

     . Dividend income and distributions from common and preferred stock and other investments when receivable.

     . Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

     . Earnings from partnership investments accounted for under the equity method.

2.10 NET REALIZED INVESTMENT GAINS AND LOSSES

Net  realized   investment   gains  and  losses  are   determined   by  specific
identification. The net realized investment gains and losses are generated primarily from the following sources:

     .    Sales  of  fixed  maturity  and  equity  securities   (except  trading
          securities accounted for at fair value), securities lending invested collateral and other types of investments.

     . Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value), and other types of investments for other-than-temporary impairments.

     .    Changes in fair value of derivatives.

     .    Exchange   gains  and   losses   resulting   from   foreign   currency
          transactions.

2.11 FEE INCOME

Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Fees for certain guarantees included in variable annuity policy fees are based on the amount used

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

for determining the related guaranteed benefit (for example, a benefit base for a GMWB feature). Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios. Surrender charges are assessed on withdrawals occurring during the surrender charge period. Net retained commissions are recognized as income on a trade date basis.

2.12 INCOME TAXES

Deferred taxes and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in earnings in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in earnings.

2.13 SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE

On December 12, 2008, the Company terminated its securities lending activities (see Note 7 for additional information).

Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the consolidated statements of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statements of income (loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings. Changes in forward purchase commitments were recorded as net realized investment gain (loss) in the consolidated statements of income (loss).

Since the Company terminated its securities lending activities on December 12, 2008, there were no securities subject to securities lending agreements on the consolidated balance sheets at December 31, 2009 or 2008.

2.14 ACCOUNTING CHANGES

DEFINITION OF CASH AND CASH EQUIVALENTS

In 2009, the Company changed its definition of cash to exclude the Company's investment in an investment pool managed by an affiliate, which is now being classified as a short-term investment. This reclassification was considered preferable presentation by management as it is consistent with the presentation of the investment pool account at the AIG level and among other affiliates within the enterprise. Any change in policy concerning cash and cash equivalents is deemed to be a change in accounting principle and the financial statements of earlier years presented should be restated for comparative purposes. As such, the Company has restated the consolidated balance sheets and the consolidated statements of cash flows for this change. The Company held $1.9 billion and $0.3 billion in this investment pool account at December 31, 2008 and 2007, respectively, which has been reclassified as a short-term investment.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2007:

DEFERRED ACQUISITION COSTS

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued an accounting standard that provides guidance on accounting for internal replacements of insurance and investment contracts other than those specifically described in the accounting standard for certain long-duration contracts issued by insurance enterprises. The standard defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacements that result in a substantially changed contract are accounted for as a termination and a replacement contract. The effective date of the implementation guidance was January 1, 2007. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

UNCERTAINTY IN INCOME TAXES

In July 2006, the Financial Accounting Standards Board ("FASB") issued an accounting standard which clarifies the accounting for uncertainty in income tax positions. The standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. The standard also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company adopted the interpretation on January 1, 2007. No increase in the liability for unrecognized tax benefits was required upon adoption. See Note 13 for additional disclosures on this standard.

ACCOUNTING FOR A CHANGE OR PROJECTED CHANGE IN THE TIMING OF CASH FLOWS RELATING TO INCOME TAXES GENERATED BY A LEVERAGED LEASE TRANSACTION

In July 2006, the FASB issued an accounting standard that addresses how a change or projected change in the timing of cash flows relating to income taxes generated by a leveraged lease transaction affects the accounting for the lease by the lessor, and directs that the tax assumptions be consistent with any uncertain tax position related to the lease. The Company adopted the standard on January 1, 2007. Upon adoption, the Company recorded a $36.2 million decrease to the opening balance of retained earnings, net of tax, to reflect the cumulative effect of this change in accounting. In 2008, the Company revised the projected timing of income tax cash flows related to a leveraged lease transaction. In accordance with the standard, the allocation of income to positive investment years was recalculated from the inception of the lease using the revised assumptions. The net investment balance was adjusted to conform to the recalculated balances, and the change was recognized as a $136.6 million reduction to investment income for the year ended December 31, 2008.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2008:

FAIR VALUE MEASUREMENTS

In September 2006, the FASB issued an accounting standard that defined fair value, established a framework for measuring fair value and expanded disclosure requirements regarding fair value measurements but did not change existing guidance about whether an asset or liability is carried at fair value. The standard also clarified that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted the standard on January 1, 2008, its required effective date. The standard must be applied prospectively, except for certain stand-alone derivatives and hybrid instruments, which must be applied as a cumulative effect of change in accounting principle to retained earnings at January 1, 2008. The adoption of the standard did not have a material effect on the Company's consolidated financial condition or results of operations.

FAIR VALUE OPTION

In February 2007, the FASB issued an accounting standard that permits entities to choose to measure at fair value many financial instruments and certain other items that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings. The standard also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. The standard permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability, or upon events that gives rise to a new basis of accounting for that instrument. The Company adopted the new standard on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial adoption of the standard.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

FAIR VALUE OF FINANCIAL ASSETS IN INACTIVE MARKETS

In October 2008, the FASB issued an accounting standard that provides guidance clarifying certain aspects with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting the new standard on the Company's consolidated financial condition and results of operations were not material.

AMENDMENT TO OTHER-THAN-TEMPORARY IMPAIRMENT GUIDANCE

In January 2009, the FASB issued an accounting standard that amends the impairment guidance on recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The standard also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements related to the accounting for certain investments in debt and equity securities and other related guidance. The Company adopted this guidance in the fourth quarter of 2008. The effects of adopting the standard on the Company's consolidated financial condition and results of operations were not material.

THE COMPANY ADOPTED THE FOLLOWING STANDARDS DURING 2009:

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why the Company uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for, and (iii) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. The Company adopted the new standard on January 1, 2009. See Note 5 for related disclosures.

SUBSEQUENT EVENTS

In May 2009, the FASB issued an accounting standard that requires disclosure of the date through which a company evaluated the need to disclose events that occurred subsequent to the balance sheet date and whether that date represents the date the financial statements were issued or were available to be issued. The Company adopted the new standard for the period ended June 30, 2009. The adoption of the new standard did not affect the Company's consolidated financial condition, results of operations or cash flows.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery. The standard does not change the recognition of other-than-temporary impairment for equity securities. The standard requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities. See Note 4 for the expanded disclosures.

The Company adopted the new standard on April 1, 2009 and recorded an after-tax cumulative effect adjustment to increase the Company's shareholder's equity by $0.5 billion as of April 1, 2009, consisting of a decrease in accumulated deficit of $1.5 billion and an increase to accumulated other comprehensive loss of $1.0 billion, net of tax. The net increase in the Company's shareholder's equity was due to a reversal of a portion of the deferred tax asset valuation allowance for certain previous non-credit impairment charges directly attributable to the change in accounting principle (see Note 12 herein). The cumulative effect adjustment resulted in an increase of approximately $1.9 billion in the amortized cost of fixed maturity securities, which has the effect of significantly reducing the accretion of investment income over the remaining life of the underlying securities, beginning in the second quarter of 2009. The effect of the reduced investment income was offset, in part, by a decrease in the amortization of DAC and sales inducements assets.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The new standard is expected to reduce the level of other-than-temporary impairment charges recorded in earnings for fixed maturity securities due to the following required changes in the Company's accounting policy for other-than-temporary impairments (see Note 2 for a more detailed discussion of the changes in policy):

     . Impairment charges for non-credit (e.g., severity) losses are no longer recognized in earnings;

     . The amortized cost basis of credit impaired securities will be written down through a charge to earnings to the present value of expected cash flows, rather than to fair value; and

     . For fixed maturity securities that are not deemed to be credit-impaired, the Company is no longer required to assert that it has the intent and ability to hold such securities to recovery to avoid an other-than-temporary impairment charge. Instead, an impairment charge through earnings is required only in situations where the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the security prior to recovery.

The following table presents the components of the change in the Company's shareholder's equity at April 1, 2009 due to the adoption of the new accounting standard for other-than-temporary impairments:


                                                                         (Increase)
                                                                        Decrease to
                                                          (Increase)    Accumulated    Net Increase in
                                                         Decrease to       Other       the Company's
                                                         Accumulated   Comprehensive    Shareholder's
                                                           Deficit          Loss            Equity
                                                         -----------   -------------   ---------------
                                                                         (In millions)
Net effect of the increase in amortized cost of
 available for sale fixed maturity securities ........      $1,898        $(1,898)          $ --
Net effect of related DAC, sales inducement assets and
 other insurance balances ............................        (314)            314            --
Net effect on deferred income tax assets .............        (101)            563           462
                                                            ------        -------           ----
Net increase (decrease) in the Company's shareholder's
 equity ..............................................      $1,483        $(1,021)          $462
                                                            ======        =======           ====

DETERMINING FAIR VALUE WHEN VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY

In April 2009, the FASB issued an accounting standard that provides guidance for estimating fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly. The new standard also requires extensive additional fair value disclosures. The adoption of the new standard on April 1, 2009, did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

MEASURING LIABILITIES AT FAIR VALUE

In August 2009, the FASB issued an accounting standards update to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. The update explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. The update was effective beginning October 1, 2009 for the Company. The adoption of the new standard update did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)

In September 2009, the FASB issued an accounting standard update that permits, as a practical expedient, a company to measure the fair value of an investment that is within the scope of the update on the basis of the net asset value per share of the investment (or its equivalent) if that value is calculated in accordance with fair value as defined by the FASB. The standard also requires enhanced disclosures. The new standard applies to investment companies that do not have readily determinable fair values such as certain hedge funds and private equity funds.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The new standard was effective for interim and annual periods ending after December 15, 2009. The adoption of the new standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

FUTURE APPLICATIONS OF ACCOUNTING STANDARDS:

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In June 2009, the FASB issued an accounting standard that amends the rules addressing consolidation of variable interest entities with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and has (1) the obligation to absorb losses of the entity or (2) the right to receive benefits from the entity. The new standard also requires enhanced financial reporting by enterprises involved with variable interest entities. The new standard is effective for interim and annual periods beginning on January 1, 2010 for the Company. Earlier application is prohibited. The Company does not expect the effect of adopting this new standard on its results of operations or cash flows to be material.

3.   FAIR VALUE MEASUREMENTS

3.1 FAIR VALUE OF FINANCIAL INSTRUMENTS

Amounts related to the Company's financial instruments are as follows:

                                                        December 31, 2009    December 31, 2008
                                                       ------------------   ------------------
                                                       Carrying     Fair    Carrying     Fair
                                                        Amount     Value     Amount     Value
                                                       --------   -------   --------   -------
                                                                   (In millions)
ASSETS:
   Fixed maturity securities, available for sale....    $22,494   $22,494    $20,483   $20,483
   Fixed maturity securities, hybrid ...............          3         3          8         8
   Fixed maturity securities, trading ..............        174       174        189       189
   Equity securities, available for sale ...........         71        71         52        52
   Equity securities, trading ......................          1         1          1         1
   Mortgage and other loans ........................      4,219     4,206      4,451     4,532
   Policy loans ....................................        956       956      1,007     1,007
   Partnerships and other invested assets ..........      1,686     1,686      2,370     2,370
   Short-term investments ..........................      5,678     5,678      1,998     1,998
   Derivative assets ...............................         10        10         75        75
   Accrued investment income .......................        395       395        396       396
   Separate account assets .........................     22,928    22,928     18,735    18,735
LIABILITIES:
   Policyholder contract deposits (1) ..............     32,428    34,509     31,785    31,071
   Derivative liabilities ..........................         21        21         16        16

----------

(1) Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.

FIXED MATURITY SECURITIES, EQUITY SECURITIES AND TRADING SECURITIES

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value fixed maturity and equity securities in its available for sale and trading portfolios. Market price data generally is obtained from third party pricing vendors.

The Company estimates the fair value of fixed maturity securities not traded in active markets by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For certain fixed maturity securities that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

The fixed maturity  securities,  trading portfolio consists of an interest in ML
II. At inception, the Company's economic interest in ML II was valued at the transaction price of $173.8 million. Subsequently, the ML II interest is valued using a discounted cash flow methodology that uses the estimated future cash flows of the assets to which the ML II interest is entitled. The Company applies model-determined market discount rates to its interests. These discount rates are calibrated to the changes in the estimated asset values of the underlying assets commensurate with the Company's interests in the capital structure of the respective entities. Estimated cash flows and discount rates used in the valuations are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

The fair value methodology used assumes the underlying collateral in the interest in ML II will continue to be held and generate cash flows into the foreseeable future and does not assume a current liquidation of the assets underlying the interest in ML II. Other methodologies employed or assumptions made in determining fair value for these investments could result in amounts that differ significantly for the amounts reported.

Adjustments to the fair value of the Company's interest in ML II are recorded in net investment income. The Company's interest in ML II is included in fixed maturities, trading, at fair value.

MORTGAGE AND OTHER LOANS

Fair value for mortgage loans is primarily determined by using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

POLICY LOANS

The fair values of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived.

PARTNERSHIPS AND OTHER INVESTED ASSETS

The Company initially estimates the fair value of investments in certain private limited partnerships and certain hedge funds by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which generally are audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

SHORT-TERM INVESTMENTS

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

DERIVATIVE ASSETS AND LIABILITIES

Derivative assets and liabilities can be exchange-traded or traded over the counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

ACCRUED INVESTMENT INCOME

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

SEPARATE ACCOUNT ASSETS

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

POLICYHOLDER CONTRACT DEPOSITS

Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

The fair value of embedded derivatives contained in certain variable annuity contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience. Because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. With the 2008 adoption of fair value measurements and disclosure standards, this methodology was not changed, with the exception of incorporating an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments.

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

RECURRING FAIR VALUE MEASUREMENTS

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

Beginning January 1, 2008, assets and liabilities recorded at fair value in the consolidated balance sheets are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below:

     . Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets via third party pricing vendors. The Company does not adjust the quoted price for such instruments.

     . Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

     . Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

The following table presents information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the levels of the inputs used:

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                          Counterparty
At December 31, 2009                                        Level 1   Level 2   Level 3   Netting /(a)/     Total
---------------------------------------------------------   -------   -------   -------   ------------    -------
                                                                       (In millions)
ASSETS:
   Fixed maturity securities, available for sale:
      U.S. government securities and government
       sponsored entities ...............................   $    --   $   163    $   --       $ --        $   163
      Foreign government ................................        --       227        --         --            227
      Obligations of states, municipalities and
       political subdivisions ...........................        --        60        --         --             60
      Corporate debt ....................................        --    13,618       868         --         14,486
      Residential mortgage-backed securities ............        --     4,832       622         --          5,454
      Commercial mortgage-backed securities .............        --       482       558         --          1,040
      Collateralized debt obligation / Asset
       backed securities ................................        --       219       845         --          1,064
                                                            -------   -------    ------       ----        -------
   Total fixed maturity securities, available for sale           --    19,601     2,893         --         22,494
                                                            -------   -------    ------       ----        -------
   Fixed maturity securities, hybrid:
      Corporate debt ....................................   $    --   $    --    $    3       $ --        $     3
                                                            -------   -------    ------       ----        -------
   Total fixed maturity securities, hybrid ..............        --        --         3         --              3
                                                            -------   -------    ------       ----        -------
   Fixed maturity securities, trading:
      Corporate debt ....................................   $    --   $     4    $   --       $ --        $     4
      Commercial mortgage-backed securities .............        --        30         8         --             38
      Collateralized debt obligation / Asset
       backed securities ................................        --        --       132         --            132
                                                            -------   -------    ------       ----        -------
   Total fixed maturity securities, trading .............        --        34       140         --            174
                                                            -------   -------    ------       ----        -------
   Equity securities, available for sale
      Common stock ......................................   $    39   $    --    $    7       $ --        $    46
      Preferred stock ...................................        --         4        21         --             25
                                                            -------   -------    ------       ----        -------
   Total equity securities, available for sale ..........        39         4        28         --             71
                                                            -------   -------    ------       ----        -------
   Equity securities, trading
      Common stock ......................................   $    --   $    --    $    1       $ --        $     1
                                                            -------   -------    ------       ----        -------
   Total equity securities, trading .....................        --        --         1         --              1
                                                            -------   -------    ------       ----        -------
   Partnerships and other invested assets ..............    $    16   $   261    $  421       $ --        $   698
   Short-term investments ...............................        21     4,359        --         --          4,380
   Derivative assets ....................................        10        10        --        (10)            10
   Separate account assets ..............................    22,928        --        --         --         22,928
                                                            -------   -------    ------       ----        -------
Total ...................................................   $23,014   $24,269    $3,486       $(10)       $50,759
                                                            =======   =======    ======       ====        =======
LIABILITIES:
   Policyholder contract deposits .......................   $    --   $    --    $   76       $ --        $    76
   Derivative liabilities ...............................        --        31        --        (10)            21
                                                            -------   -------    ------       ----        -------
Total ...................................................   $    --   $    31    $   76       $(10)       $    97
                                                            =======   =======    ======       ====        =======

----------
/(a)/ Represents netting of derivative exposures covered by a qualifying master netting agreement

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                    Total Fair
At December 31, 2008                                  Level 1   Level 2   Level 3      Value
---------------------------------------------------   -------   -------   -------   ----------
                                                                    (In millions)
ASSETS:
   Fixed maturity securities, available for sale...   $    --   $18,013   $ 2,470     $20,483
   Fixed maturity securities, hybrid ..............        --         8        --           8
   Fixed maturity securities, trading .............        --        49       140         189
   Equity securities, available for sale ..........        24         1        27          52
   Equity securities, trading .....................        --        --         1           1
   Partnerships and other invested assets .........        13       450       434         897
   Short-term investments .........................        --     1,127        --       1,127
   Derivative assets ..............................        32        43        --          75
   Separate account assets ........................    18,466       269        --      18,735
                                                      -------   -------   -------     -------
Total .............................................   $18,535   $19,960   $ 3,072     $41,567
                                                      =======   =======   =======     =======
LIABILTIES:
   Policyholder contract deposits .................   $    --   $    --   $   210     $   210
   Derivative liabilities .........................        --        16        --          16
                                                      -------   -------   -------     -------
Total .............................................   $    --   $    16   $   210     $   226
                                                      =======   =======   =======     =======

At December 31, 2009 and 2008, Level 3 assets were 5.7 percent and 5.8 percent of total assets and Level 3 liabilities were less than 1 percent and less than 1 percent of total liabilities, respectively.

The following table present changes during the years ended December 31, 2009 and 2008 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the consolidated statements of income (loss) during the years ended December 31, 2009 and 2008 related to the Level 3 assets and liabilities that remained in the consolidated balance sheets at December 31, 2009 and 2008:

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                              Net
                                                           Realized                                                  Changes in
                                                             and                                                     Unrealized
                                                          Unrealized                Purchases,                         Gains
                                                             Gains                    Sales,                        (Losses) on
                                                           (Losses)   Accumulated   Issuances                       Instruments
                                                Balance -  included      Other         and                Balance -     Held
                                                Beginning  in Income Comprehensive Settlements,             End of   at End of
December 31, 2009                               of Period     (1)    Income (Loss)     Net      Transfers   Period    Period
----------------------------------------------- --------- ---------- ------------- ------------ --------- --------- -----------
                                                                              (In millions)
Assets:
Fixed maturity securities, available for sale:
   Obligations of states, municipalities and
    political subdivisions ....................   $   75     $  --        $ --         $ (75)     $  --    $   --      $  --
   Corporate debt .............................    1,065        12         271          (231)      (249)      868         --
   Residential mortgage-backed securities .....      576      (134)        146           (40)        74       622         --
   Commercial mortgage-backed securities ......      307      (207)        227          (105)       336       558         --
   Collateralized debt obligation / Asset
    backed securities .........................      447       (40)        229            70        139       845         --
                                                  ------     -----        ----         -----      -----    ------      -----
Total fixed maturity securities,
 available for sale ...........................    2,470      (369)        873          (381)       300     2,893         --
                                                  ------     -----        ----         -----      -----    ------      -----
Fixed maturity securities, hybrid:
 Corporate debt ...............................   $   --     $  --        $ --         $  --      $   3    $    3      $  --
                                                  ------     -----        ----         -----      -----    ------      -----
Total fixed maturity securities, hybrid .......       --        --          --            --          3         3         --
                                                  ------     -----        ----         -----      -----    ------      -----
Fixed maturity securities, trading:
   Commercial mortgage-backed securities ......   $    4     $   1        $ --         $  --      $   3    $    8      $   2
   Collateralized debt obligation / Asset
    backed securities .........................      136       (11)         --             7         --       132        (11)
                                                  ------     -----        ----         -----      -----    ------      -----
Total fixed maturity securities, trading ......      140       (10)         --             7          3       140         (9)
                                                  ------     -----        ----         -----      -----    ------      -----
Equity securities, available for sale:
   Common stock ...............................   $    8     $  (7)       $  5         $   1      $  --    $    7      $  --
   Preferred stock ............................       19        (3)          8            --         (3)       21         --
                                                  ------     -----        ----         -----      -----    ------      -----
Total equity securities, available for sale           27       (10)         13             1         (3)       28         --
                                                  ------     -----        ----         -----      -----    ------      -----
Equity securities, trading:
   Common stock ...............................   $    1     $  --        $ --         $  --      $  --    $    1      $  --
                                                  ------     -----        ----         -----      -----    ------      -----
Total equity securities, trading ..............        1        --          --            --         --         1         --
                                                  ------     -----        ----         -----      -----    ------      -----
Partnerships and other invested assets ........      434       (69)         26            30         --       421         --
                                                  ------     -----        ----         -----      -----    ------      -----
Total .........................................   $3,072     $(458)       $912         $(343)     $ 303    $3,486      $  (9)
                                                  ======     =====        ====         =====      =====    ======      =====
Liabilities:
   Policyholder contract deposits .............   $  210     $(149)       $ (8)        $  23      $  --    $   76      $(148)
                                                  ------     -----        ----         -----      -----    ------      -----
Total .........................................   $  210     $(149)       $ (8)        $  23      $  --    $   76      $(148)
                                                  ======     =====        ====         =====      =====    ======      =====

                                                                  Net
                                                               Realized                                                  Changes in
                                                                 and                                                     Unrealized
                                                              Unrealized                Purchases,                         Gains
                                                                 Gains                    Sales,                        (Losses) on
                                                               (Losses)   Accumulated   Issuances                       Instruments
                                                    Balance -  included      Other         and                Balance -     Held
                                                    Beginning  in Income Comprehensive Settlements,             End of   at End of
December 31, 2008                                   of Period     (1)    Income (Loss)     Net      Transfers   Period    Period
--------------------------------------------------- --------- ---------- ------------- ------------ --------- --------- -----------
                                                                                  (In millions)
Assets:
   Fixed maturity securities, available for sale...   $2,487   $  (529)      $(80)        $   109     $  483    $2,470      $ --
   Fixed maturity securities, trading .............       --       (53)        --             174         19       140       (53)
   Equity securities, available for sale ..........       19        (2)       (16)            (14)        40        27        --
   Equity securities, trading .....................        1        --         --              --         --         1        --
   Partnerships and other invested assets .........      316       (19)       (26)            164         (1)      434        --
   Securities lending invested collateral .........    1,424    (1,119)       299          (1,717)     1,113        --        --
                                                      ------   -------       ----         -------     ------    ------      ----
Total .............................................   $4,247   $(1,722)      $177         $(1,284)    $1,654    $3,072      $(53)
                                                      ======   =======       ====         =======     ======    ======      ====
Liabilities:
   Policyholder contract deposits .................   $   13   $   183       $ --         $    26     $  (12)   $  210      $183
                                                      ------   -------       ----         -------     ------    ------      ----
Total .............................................   $   13   $   183       $ --         $    26     $  (12)   $  210      $183
                                                      ======   =======       ====         =======     ======    ======      ====

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

----------
(1) Net realized and unrealized gains (losses) related to Level 3 items shown above are reported in net realized investment gains (losses) in the consolidated statements of income (loss), except for fixed maturity trading securities which are recorded in net investment income.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2009 and 2008 may include changes in fair value that were attributable to both observable and unobservable inputs.

Changes in the fair value of separate account assets are completely offset in the consolidated statements of income (loss) and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

FAIR VALUE OPTION - FIXED MATURITY SECURITIES, TRADING

The Company may choose to measure at fair value many financial instruments and certain other assets and liabilities that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings.

The Company has elected fair value  accounting  for its economic  interest in ML
II. The Company recorded losses of $10.8 million and $37.5 million in the years ended December 31, 2009 and 2008, respectively, to reflect the change in the fair value of its interest in ML II, which were reported as a component of net investment income in the consolidated statements of income (loss).

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below:

Cost and equity-method investment: When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in income. In such cases, the Company measures the fair value of these assets using the techniques discussed above for fixed maturities and equity securities.

Mortgage and other loans: When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed above for mortgage and other loans.

4. INVESTMENTS

4.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE

Fixed maturity and equity securities classified as available-for-sale and securities lending collateral are reported at fair value. The cost or amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale by major category and securities lending collateral follow:

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                                     Other-Than-
                                                    Cost or       Gross        Gross     Estimated    Temporary
                                                   Amortized   Unrealized   Unrealized      Fair     Impairments
December 31, 2009                                     Cost        Gains       Losses       Value       in AOCI
-----------------                                  ---------   ----------   ----------   ---------   -----------
                                                                   (In millions)
Fixed maturity securities, available for
 sale:
   U.S. government securities and government
    sponsored entities .........................    $   167      $   --      $    (4)     $   163       $  --
   Foreign government ..........................        208          21           (2)         227          --
   Obligations of states, municipalities and
    political subdivisions .....................         58           2           --           60          --
   Corporate debt ..............................     13,642         925         (194)      14,373          19
   Residential mortgage-backed securities ......      5,929         176         (651)       5,454        (173)
   Commercial mortgage-backed securities .......      1,698          21         (679)       1,040        (188)
   Collateralized debt obligation / asset
      backed securities ........................      1,116          56         (108)       1,064          11
   Affiliated securities .......................        159          --          (46)         113          --
                                                    -------      ------      -------      -------       --------
Total fixed maturity securities,
 available for sale ............................     22,977       1,201       (1,684)      22,494        (331)
Equity securities, available for sale:
   Common stocks ...............................         23          24           (1)          46          --
   Preferred stocks ............................         20           7           (2)          25          --
                                                    -------      ------      -------      -------       -----
Total equity securities, available for sale ....         43          31           (3)          71          --
                                                    -------      ------      -------      -------       -----
Total ..........................................    $23,020      $1,232      $(1,687)     $22,565       $(331)
                                                    =======      ======      =======      =======       =====

                                                  Cost or       Gross        Gross     Estimated
                                                 Amortized   Unrealized   Unrealized      Fair
December 31, 2008                                   Cost        Gains       Losses       Value
-----------------                                ---------   ----------   ----------   ---------
                                                               (In millions)
Fixed maturity securities, available for
 sale:
   U.S. government securities and government
    sponsored entities .......................    $      2      $  1       $    --      $     3
   Foreign government ........................         205         6           (11)         200
   Obligations of states, municipalities and
    political subdivisions ...................         134         3            --          137
   Corporate debt ............................      12,675       298          (977)      11,996
   Residential mortgage-backed securities ....       6,514       125          (494)       6,145
   Commercial mortgage-backed securities .....       1,143        47          (185)       1,005
   Collateralized debt obligation / asset
      backed securities ......................         832        58           (80)         810
   Affiliated securities .....................         301        --          (114)         187
                                                 ---------   ----------   ----------   ---------
Total fixed maturity securities,
 available for sale ..........................      21,806       538        (1,861)      20,483
Equity securities, available for sale:
   Common stocks .............................          33         3            (4)          32
   Preferred stocks ..........................          20        --            --           20
                                                 ---------   ----------   ----------   ---------
Total equity securities, available for sale...          53         3            (4)          52
                                                 ---------   ----------   ----------   ---------
Total ........................................    $ 21,859      $541       $(1,865)     $20,535
                                                 =========   ==========   ==========   =========

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009 and 2008:

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                 Less than 12 Months    12 Months or More         Total
                                                 -------------------   -------------------   -------------------
                                                  Fair    Unrealized    Fair    Unrealized   Fair     Unrealized
December 31, 2009                                 Value     Losses      Value     Losses     Value      Losses
-----------------                                ------   ----------   ------   ----------   ------   ----------
                                                                         (In millions)
Fixed maturity securities, available for sale:
   U.S. government securities and government
    sponsored entities .......................   $  160    $    (4)    $   --      $  --     $  160    $    (4)
   Foreign government ........................       16         (1)        14         (1)        30         (2)
   Corporate debt ............................    2,406       (107)     1,160        (87)     3,566       (194)
   Residential mortgage-backed securities ....      930       (336)     1,460       (315)     2,390       (651)
   Commercial mortgage-backed securities .....      598       (640)       188        (39)       786       (679)
   Collateralized debt obligation/asset
    backed securities ........................      306        (93)       179        (15)       485       (108)
   Affiliated securities .....................       --         --         72        (46)        72        (46)
                                                 ------   ----------   ------   ----------   ------   ----------
Total fixed maturity securities,
 available for sale ..........................    4,416     (1,181)     3,073       (503)     7,489     (1,684)
Equity securities, available for sale:
   Common stocks .............................        5         (1)        --         --          5         (1)
   Preferred stocks ..........................        2         (2)        --         --          2         (2)
                                                 ------   ----------   ------   ----------   ------   ----------
Total equity securities, available
 for sale ....................................        7         (3)        --         --          7         (3)
                                                 ------   ----------   ------   ----------   ------   ----------
Total ........................................   $4,423    $(1,184)    $3,073      $(503)    $7,496    $(1,687)
                                                 ======    =======     ======      =====     ======    =======

                                                 Less than 12 Months    12 Months or More          Total
                                                 -------------------   -------------------   -------------------
                                                  Fair    Unrealized    Fair    Unrealized   Fair      Unrealized
December 31, 2008                                 Value     Losses      Value     Losses     Value       Losses
-----------------                                ------   ----------   ------   ----------   -------   ----------
                                                                         (In millions)
Fixed maturity securities, available for sale:
   Foreign government.........................   $  116     $   (11)   $    4      $  --     $   120    $   (11)
   Corporate debt.............................    5,637        (706)    1,426       (271)      7,063       (977)
   Residential mortgage-backed securities.....      978        (168)    1,213       (326)      2,191       (494)
   Commercial mortgage-backed securities......      339        (109)      142        (76)        481       (185)
   Collateralized debt obligation/Asset
    backed securities.........................      216         (33)      116        (47)        332        (80)
   Affiliated securities......................      124         (91)       23        (23)        147       (114)
                                                 ------   ----------   ------   ----------   -------   ----------
Total fixed maturity securities,
 available for sale...........................    7,410      (1,118)    2,924       (743)     10,334     (1,861)
Equity securities, available for sale:
   Common stocks..............................       11          (4)       --         --          11         (4)
   Preferred stocks...........................        3          --        --         --           3         --
                                                 ------   ----------   ------   ----------   -------   ----------
Total equity securities, available for sale...       14          (4)       --         --          14         (4)
                                                 ------   ----------   ------   ----------   -------   ----------
Total.........................................   $7,424     $(1,122)   $2,924      $(743)    $10,348    $(1,865)
                                                 ======   ==========   ======   ==========   =======   =========

As of December 31, 2009,  the Company held 1,019  individual  fixed maturity and equity securities that were in an unrealized loss position, of which 368 individual securities were in an unrealized loss position continuously for 12 months or more.

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2009, because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The following table presents the amortized cost and estimated fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2009 were as follows:

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                       Total Fixed Maturity
                                                                   Available for Sale Securities
                                                                   -----------------------------
                                                                   Amortized       Estimated
                                                                      Cost        Fair Value
                                                                   ---------   -----------------
                                                                           (In millions)
  Due in one year or less ......................................     $   360       $   367
  Due after one year through five years ........................       4,628         4,898
  Due after five years through ten years .......................       6,554         6,882
  Due after ten years ..........................................       2,692         2,789
  Mortgage-backed, asset backed and collateralized securities...       8,743         7,558
                                                                     -------       -------
  Total fixed maturity securities, available for sale ..........     $22,977       $22,494
                                                                     =======       =======

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

At December 31, 2009,  the Company's  investments  included two  investments  in
single  entities  that  exceeded  10  percent  of  the  Company's   consolidated
shareholder's equity. These investments included a short-term money market investment of $5.6 billion and highly-rated mortgage-backed securities of a single issuer of $491.8 million. At December 31, 2008, the Company's investments included seven investments in single entities that each exceeded 10 percent of the Company's consolidated shareholder's equity. These investments included short-term money market investments, highly-rated mortgage-backed securities, and public high grade bonds. Three of the issuing entities were U.S. government agencies.

At December 31, 2009, $2.6 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

See Note 7 for information on events and transactions related to the Company's participation in AIG's U.S. Securities Lending Program.

4.2 FIXED MATURITY SECURITIES, TRADING

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance company subsidiaries of AIG sold to ML II all of their individual interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the Federal Reserve Bank of New York ("New York Fed") to ML II.

Neither AIG nor the Company have any control rights over ML II. The Company has determined that ML II is a variable interest entity ("VIE") and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. The interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 3 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

Net unrealized gains and losses included in the statements of income (loss) from fixed maturity securities classified as trading securities in 2009, 2008 and 2007 were $7.5 million gains, $84.7 million losses and $1.6 million gains, respectively.

See Note 7 herein for additional information regarding the Securities Lending Program and the sale of the RMBS to ML II.

4.3 MORTGAGE LOANS ON REAL ESTATE

At December 31, 2009, the Company had direct commercial U.S. mortgage loan exposure of $4.20 billion. At that date, substantially all of the loans were current.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The commercial loan exposure by state and type of loan, at December 31, 2009, were as follows:

State             # of Loans   Amount*   Apartments   Offices   Retail   Industrial   Hotels   Other   %of Total
------------      ----------   -------   ----------   -------   ------   ----------   ------   -----   ---------
                                                     ($In millions)
California ....       54       $1,068     $   32     $  545    $ 63       $ 198      $156     $ 74      25.4%
New York ......       28          528         76        332      82           3        10       25      12.6%
New Jersey ....       19          370        135         95     116           5        --       19       8.8%
Florida .......       33          361         25        125      79          77        --       55       8.6%
Texas .........       19          282         12         85      49          77        48       11       6.7%
Other states...      147        1,595        289        502     440         136        86      142      37.9%
                     ---       ------     ------     ------    ----       ----       ----     ----     -----
   Total ......      300       $4,204     $  569     $1,684    $829       $496       $300     $326     100.0%
                     ===       ======     ======     ======    ====       ====       ====     ====     =====

----------
*    Excludes portfolio valuation allowance

The Company's mortgage and other loan valuation allowance activity are as follows:

                                          2009   2008   2007
                                          ----   ----   ----
                                             (In millions)
Allowance, beginning of year ..........   $  6    $--   $--
   Additions to allowance for losses...    131      6    --
   Charge-offs, net of recoveries .....    (24)    --    --
                                          ----   ----   ----
Allowance, end of period ..............   $113    $ 6   $--
                                          ====   ====   ====

The Company's impaired mortgage loans are as follows:

                                                   2009    2008
                                                  -----   -----
                                                  (In millions)
Impaired loans with valuation allowances ......   $210   $ 9
Impaired loans without valuation allowances ...     65    --
                                                  ----   ----
   Total impaired loans .......................    275     9
Less: Valuation allowances on impaired loans...    (64)   (6)
                                                  ----   ----
   Impaired loans, net ........................   $211   $ 3
                                                  ====   ====

The Company recognized $15.5 million and $1.3 million in interest income on the above impaired mortgage loans for the years ended December 31, 2009 and 2008, respectively. The Company did not recognize any interest income on impaired loans for the year ended December 31, 2007.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.4 INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                                  2009     2008     2007
                                                 ------   ------   ------
                                                      (In millions)
Investment income:
   Fixed maturities ..........................   $1,681   $1,410   $1,736
   Equity securities .........................        2        2        6
   Mortgage and other loans receivable .......      295      278      265
   Policy loans ..............................       53       56       56
   Partnerships and other invested assets ....       (5)    (415)     214
   Other investment income ...................       19      100       22
                                                 ------   ------   ------
Gross investment income ......................    2,045    1,431    2,299
Investment expenses ..........................      (23)     (17)     (19)
                                                 ------   ------   ------
Net investment income ........................   $2,022   $1,414   $2,280
                                                 ======   ======   ======

The carrying value of investments that produced no investment income during 2009 was $224.3 million, which is 0.6 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

4.5 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                                 2009     2008     2007
                                                                -----   -------   -----
                                                                    (In  millions)
Sales of fixed maturity securities, available for sale:
   Gross gains ..............................................   $ 183   $   678   $  69
   Gross losses .............................................     (35)     (898)   (102)
Sales of equity securities, available for sale:
   Gross gains ..............................................       8        17      11
   Gross losses .............................................      (2)       --      --
Mortgage and other loans:
   Gross gains ..............................................       6        --      --
   Gross losses .............................................    (133)       (3)     --
Partnerships and other invested assets:
   Gross gains ..............................................      10        25      24
   Gross losses .............................................     (18)      (15)    (10)
Derivatives:
   Gross gains ..............................................     289       751      37
   Gross losses .............................................    (322)     (874)    (78)
Securities lending collateral, including other than-
 temporary impairments ......................................      (5)   (3,562)   (156)
Other-than-temporary impairments:
   Total other-than-temporary impairments on
    available for sale securities ...........................    (623)   (3,060)   (237)
   Portion of other-than-temporary impairments on
    available for sale fixed maturity securities
    recognized in accumulated other comprehensive loss ......    (156)       --      --
                                                                -----   -------   -----
Net other-than-temporary impairments on available
 for sale securities recognized in net income (loss) ........    (779)   (3,060)   (237)
Other-than-temporary impairments on all other
 investments ................................................    (108)      (37)    (10)
                                                                -----   -------   -----
Net realized investment gains (losses) before taxes .........   $(906)  $(6,978)  $(452)
                                                                =====   =======   =====

For the year ended December 31, 2009, the aggregate fair value of available for sale securities sold was $365.4 million, which resulted in a net realized capital loss of $35.2 million.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by the Company for the nine months ended December 31, 2009:

                                                                                      December 31,
                                                                                          2009
                                                                                      ------------
                                                                                      (In millions)
Balance, March 31, 2009 ...........................................................      $   --
Increases due to:
   Credit losses remaining in accumulated deficit related to the adoption of new
    other-than-temporary impairment standard ..........................................   1,101
   Credit impairments on new securities subject to impairment losses .................       24
   Additional credit impairments on previously impaired securities ...................      357
Reductions due to:
   Credit impaired securities fully disposed for which there was no prior intent or
    requirement to sell ...............................................................     141
   Accretion on securities previously impaired due to credit .........................       35
                                                                                         ------
Balance, December 31, 2009 ........................................................      $1,306
                                                                                         ======

5.  DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk and credit risk. See Notes 2 and 3 for further discussion on derivative financial instruments.

The following table presents the notional amount and gross fair value of derivative financial instruments, by their underlying risk exposure, excluding embedded derivatives, held at:

                                              Derivative Assets     Derivative   Liabilities
                                           ----------------------   ------------------------
                                            Notional       Fair      Notional       Fair
                                           Amount (1)   Value (2)   Amount (1)    Value (2)
                                           ----------   ---------   ----------   -----------
                                                            (In millions)
December 31, 2009
-----------------
DERIVATIVES NOT DESIGNATED AS HEDGING
 INSTRUMENTS:
   Interest rate contracts .............     $   33        $ 3          $ --         $--
   Foreign exchange contracts ..........         84          8           227          31
   Equity contracts ....................      1,877          9            --          --
                                             ------        ---          ----         ---
TOTAL DERIVATIVE INSTRUMENTS ...........     $1,994        $20          $227         $31
                                             ======        ===          ====         ===

December 31, 2008
DERIVATIVES NOT DESIGNATED AS HEDGING
 INSTRUMENTS:
   Interest rate contracts .............     $   33        $ 2          $--          $--
   Foreign exchange contracts ..........        220         42           91           16
   Equity contracts ....................      4,577         31           --           --
                                             ------        ---          ---          ---
TOTAL DERIVATIVE INSTRUMENTS ...........     $4,830        $75          $91          $16
                                             ======        ===          ===          ===

----------
(1) Notional or contractual amounts of derivative financial instruments represent a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded on the consolidated balance sheets. Notional amounts generally represent the amounts used to calculate contractual cash flows to be exchanged and are only paid or received for certain contracts, such as currency swaps.

(2)  Fair  value   amounts  are  shown   before  the  effects  of   counterparty
     adjustments. See Note 3 for additional information regarding the Company's fair value measurement of derivative instruments.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Company's interest rate contracts include interest rate swaps and short futures options. The interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis and are used to mitigate the impact of changes in interest rates on certain investment securities. The Company buys and sells exchange traded short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

Foreign exchange contracts used by the Company include cross-currency interest rate swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company purchases equity contracts, such as futures, call and put options, to hedge certain guarantees of variable annuity products. The Company's exchange traded index and long bond futures contracts have no recorded value as they are net cash settled daily. Call options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation to purchase a financial instrument at a specified price within a specified period of time. Put options are contracts that provide the purchaser, for a premium payment, the right, but not the obligation to sell a financial instrument at a specified price within a specified period of time.

Derivative instruments are reported as assets or liabilities based on the Company's net position with each counterparty, in accordance with the Company's signed master netting agreements. The derivative instruments reported in the preceding table are recorded in the consolidated balance sheets at fair value as follows:

                                   2009    2008
                                  -----   ------
                                  (In millions)

   Derivative assets ..........    $ 10    $ 75
   Derivative liabilities .....     (21)    (16)
                                   ----    ----
TOTAL DERIVATIVE INSTRUMENTS ..    $(11)   $ 59
                                   ====    ====

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives in net realized investment gains (losses) in the consolidated statements of income
(loss):

                                                         2009    2008   2007
                                                        -----   -----   ----
                                                            (In millions)

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS:
   Interest rate contracts ..........................   $   1   $   2   $  1
   Foreign exchange contracts .......................     (49)     86    (35)
   Equity contracts .................................    (131)    147      1
   Other contracts ..................................     146    (358)    (8)
                                                        -----   -----   ----
TOTAL ...............................................   $ (33)  $(123)  $(41)
                                                        =====   =====   ====

The Company issues certain variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives are reflected in the policyholder contract deposits of the consolidated balance sheets. The changes in fair value of the embedded derivatives are reported in net realized investment gains (losses) in the accompanying consolidated statements of income (loss).

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. At December 31, 2009 and December 31, 2008, the Company had $12.9 million of net derivative liabilities and $18.9 million of net derivative assets, respectively, outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date. See Note 14 for additional discussion on this related party relationship.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.   VARIABLE INTEREST ENTITIES

The accounting standard related to the consolidation of variable interest entities provides the guidance for the determination of consolidation for certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity that is at risk which would allow the entity to finance its activities without additional subordinated financial support. This guidance recognizes that consolidation based on majority voting interest should not apply to these VIEs. A VIE is consolidated by its primary beneficiary, which is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

The Company primarily determines whether it is the primary beneficiary or a significant interest holder based on a qualitative assessment of the VIE. This includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's interests in the entity which either create or absorb variability. The Company evaluates the design of the VIE and the related risks the entity was designed to expose the variable interest holders to in evaluating consolidation. In limited cases, when it may be unclear from a qualitative standpoint if the Company is the primary beneficiary, the Company uses a quantitative analysis to calculate the probability weighted expected losses and probability weighted expected residual returns using cash flow modeling.

The Company had no off balance sheet exposure associated with VIEs at December 31, 2009. The Company's total off balance sheet exposure associated with VIEs was $41.3 million at December 31, 2008.

The Company defines a variable interest as significant relative to the materiality of its interest in the VIE. The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE,
(ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, or (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by the Company generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to the Company, except in limited circumstances when the Company has provided a guarantee to the VIE's interest holders.

The following table presents total assets of unconsolidated VIEs in which the Company holds a significant variable interest or is a sponsor that holds variable interest in a VIE, and the Company's maximum exposure to loss associated with these VIEs:

                                                       Maximum Exposure to Loss
                                                  ----------------------------------
                                                   On-Balance    Off-Balance
                                                      Sheet         Sheet
                                                  ------------   -----------
                                                    Purchased    Commitments
                                      Total VIE   and Retained       and
                                        Assets      Interests     Guarantees   Total
                                      ---------   ------------   -----------   -----
                                                      (In millions)
December 31, 2009
Real estate and investment funds ..    $   887        $138           $--        $138
CLOs/CDOs .........................        718          65            --          65
Maiden Lane II ....................     15,911         132            --         132
                                       -------        ----           ---        ----
Total .............................    $17,516        $335           $--        $335
                                       =======        ====           ===        ====
December 31, 2008

Real estate and investment funds ..    $ 2,373        $252           $42        $294
CLOs/CDOs .........................        330          34            --          34
Maiden Lane II ....................     19,190         136            --         136
                                       -------        ----           ---        ----
Total .............................    $21,893        $422           $42        $464
                                       =======        ====           ===        ====

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

BALANCE SHEET CLASSIFICATION

The Company's interest in the assets and liabilities of unconsolidated VIEs were classified on the Company's consolidated balance sheets as follows:

                                                        At December 31,
                                                      -------------------
                                                      Unconsolidated VIEs
                                                      -------------------
                                                        2009       2008
                                                      --------   --------
                                                         (In millions)

Assets:
   Available for sale securities ..................       65         34
   Trading securities (primarily Maiden Lane II) ..      132        136
   Other invested assets ..........................      138        252
                                                        ----       ----
Total assets ......................................     $335       $422
                                                        ====       ====

MAIDEN LANE II

On December 12, 2008, the Company and certain other domestic insurance subsidiaries sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the New York Fed. The Company has a significant variable economic interest in ML II, which is a VIE. See Note 7 for details regarding the terms of the sale of the RMBS to ML II.

The Company enters into various arrangements with VIEs in the normal course of business. The Company is involved with VIEs primarily as passive investors in debt securities (rated and unrated) and equity interests issued by VIEs.

REAL ESTATE AND INVESTMENT FUNDS

The Company is an investor in various real estate investments, some of which are VIEs. These investments are typically with unaffiliated third-party developers via a partnership or limited liability company structure. The VIE's activities consist of the development or redevelopment of commercial and residential real estate. The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds and some funds managed by AIG Investments (an affiliate). The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs.

CLOS/CDOS

The Company invests CDOs and CLOs. In CDO and CLO transactions, a special purpose entity purchases a portfolio of assets such as bank loans, corporate debt, or non-performing credits and issues trust certificates or debt securities that represent interests in the portfolio of assets. These transactions can be cash-based or synthetic and are actively or passively managed.

MORTGAGE BACKED SECURITIES

The Company is a passive investor in mortgage backed securities primarily issued by domestic entities that are typically structured as a Qualifying Special Purpose Entity ("QSPE"). The Company does not sponsor or transfer assets to the entities and was not involved in the design of the entities; as such, the Company has not included these entities in the above table. As the non-sponsor and non-transferor, the Company does not have the information needed to conclusively verify that these entities are QSPEs. The Company's maximum exposure is limited to its investment in securities issued by these entities and is not the primary beneficiary of the overall entity activities. The fair value of the Company's investment in mortgage backed securities is disclosed in Note 3.

7.   SECURITIES LENDING PROGRAM

SECURITIES LENDING

The Company and certain other wholly owned U.S. insurance company subsidiaries of AIG historically participated in AIG's U.S. securities lending program (the "Securities Lending Program"), which was managed by an affiliated

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the insurance company participants (collectively, "the Participants").

During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

On December 8, 2008, in conjunction with the termination of the Securities Lending Program, the Company purchased corporate credit and other asset-backed securities at fair values totaling $815 million from the Securities Lending Program's collateral account.

On December 12, 2008, the Securities Lending Program was terminated, following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions. Prior to the termination of the Securities Lending Program, the Participants recognized realized capital losses on other-than-temporary impairments and sales of the long-term investments. AIG made capital contributions to the Participants, which were funded directly to the Securities Lending Program's collateral account, and which largely offset the obligations of the Participants to contribute to the collateral account their pro rata share of any investment losses incurred.

The Company recorded the following amounts in 2008 related to the Securities Lending Program:

                                                                                       (In millions)
For the year ended December 31, 2008:
Realized gains (losses) on securities lending collateral:
   Net realized gains (losses) on RMBS sold to ML II ...............................      $  (379)
   Net realized gains (losses) on all other asset sales ............................         (352)
   Realized losses due to other-than-temporary declines in value ...................       (2,831)
                                                                                          -------
      Total ........................................................................      $(3,562)
                                                                                          =======
Net realized gains (losses) related to lent securities with insufficient collateral:
   Deemed sales of lent securities .................................................      $  (109)
   Forward purchase commitments ....................................................         (174)
                                                                                          -------
      Total ........................................................................      $  (283)
                                                                                          =======

At December 31, 2008, the Company's assets included undistributed funds held in the Securities Lending Program collateral account and a receivable from affiliate for amounts due to the Company from the Agent. The Company received settlement of the following amounts during 2009, and terminated its securities lending agency agreement with the Agent effective as of December 31, 2009:

                                                   December 31,   December 31,
                                                       2009           2008
                                                   ------------   ------------
                                                          (In millions)
Undistributed Securities Lending Program assets,
 in short term investments .....................       $ --           $ 38
Receivable from affiliated Agent, in amounts
 due from related parties ......................         --             33

On September 19, 2008, a proceeding was commenced pursuant to the provisions of the Securities Investor Protection Act of 1970 ("SIPA") with respect to Lehman Brothers Inc. ("Lehman") and a trustee was appointed to administer the Lehman estate. On that date, securities owned by the Company and certain other Participants collectively, the "Affected Participants") were on loan to Lehman under a master securities lending agreement (the "MSLA"). The commencement of this SIPA proceeding constituted an event of default under the MSLA, and the lent securities were not returned by Lehman. The Affected Participants reported the lent securities that were not returned by Lehman as sales. As a result of the default, the Affected Participants exercised their remedies under the

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

MSLA to apply collateral held against the amounts owed by Lehman. On November 17, 2008, the Participants instructed the Agent to distribute assets from the Securities Lending Program collateral account having an aggregate fair value equal to the aggregate fair value of the unreturned lent securities on that date. The assets distributed included corporate credit and other asset-backed securities. The remaining collateral held with respect to securities loaned to Lehman was distributed in cash to the Affected Participants on December 30, 2008 and is reflected in other liabilities at December 31, 2009 and 2008.

MAIDEN LANE II

On December 12, 2008, in conjunction with the termination of the Securities Lending Program, AIG, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with Maiden Lane II LLC ("ML II"), a Delaware limited liability company whose sole member is the New York Fed. Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion par amount of RMBS held in the Securities Lending Program's collateral account. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price, as described below. The total purchase price was based on the fair value of the RMBS as of October 31, 2008, and the Participants recognized a realized loss of $2.2 billion on the transaction. The amount of the initial payment and the deferred contingent portions of the total purchase price were allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008.

Pursuant to a credit agreement, the New York Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion (such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus 1.0 percent and has a stated six-year term, subject to extension by the New York Fed at its sole discretion. After the ML II Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus 3.0 percent. Upon payment in full of the ML II Senior Loan and the accrued distributions on the Participants' fixed portion of the deferred contingent purchase price, all remaining amounts received by ML II will be paid five-sixths to the New York Fed as contingent interest and one-sixth to the Participants as remaining deferred contingent purchase price. The New York Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the New York Fed has any interest in the Senior Loan.

8. DEFERRED POLICY ACQUISITIONS COSTS, COST OF INSURANCE PURCHASED AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in deferred acquisition costs:

                                                                   2009     2008     2007
                                                                  ------   ------   ------
                                                                        (In millions)
Balance at January 1 ...........................................  $2,497   $1,984   $1,845
   Deferrals ...................................................     139      175      186
   Accretion of interest/amortization ..........................    (122)    (184)    (182)
   Effect of net unrealized (gains) losses on securities (1) ...    (394)     169      100
   Effect of net realized losses on securities (2) .............      86      505       33
   Effect of unlocking of assumptions used in
    estimating future gross profits ............................     (57)    (154)       2
   Increase due to foreign exchange ............................       4        2       --
                                                                  ------   ------   ------
Balance at December 31 .........................................  $2,153   $2,497   $1,984
                                                                  ======   ======   ======

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

----------
(1) In 2009, an increase of $303.0 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (2) below with no net impact to the DAC balance.

(2) In 2009, a decrease of $303.0 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (1) above with no net impact to the DAC balance.

The following table summarizes the activity in cost of insurance purchased:

                                                               2009   2008   2007
                                                               ----   ----   ----
                                                                  (In millions)
Balance at January 1 .......................................   $ 4    $ 5    $ 6
   Deferrals ...............................................    --     --     --
   Accretion of interest/amortization ......................    (1)    (1)    (1)
   Effect of net unrealized (gains) losses on securities ...    --     --     --
   Effect of net realized losses on securities .............    --     --     --
   Effect of unlocking of assumptions used in ..............    --     --     --
    estimating future gross profits ........................    --     --     --
                                                               ---    ---    ---
Balance at December 31 .....................................   $ 3    $ 4    $ 5
                                                               ===    ===    ===

CIP amortization, net of accretion of interest, expected to be recorded in each of the next five years is $0.4 million, $0.4 million, $0.3 million, $0.3 million and $0.3 million, respectively.

The following table summarizes the activity in deferred sales inducements:

                                                                2009   2008   2007
                                                                ----   ----   ----
                                                                   (In millions)
Balance at January 1 ........................................   $146   $ 83    $45
Deferrals ...................................................     43     42     38
Accretion of interest/amortization ..........................     (6)     9     (3)
Effect of net unrealized (gains) losses on securities (1) ...    (14)     9      2
Effect of net realized losses on securities (2) .............      4     20      1
Effect of unlocking of assumptions used in
 estimating future gross profits ............................     (1)   (17)    --
                                                                ----   ----    ---
Balance at December 31 ......................................   $172   $146    $83
                                                                ====   ====    ===

----------
(1) In 2009, an increase of $10.5 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (2) below with no net impact to the sales inducement balance.

(2) In 2009, a decrease of $10.5 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (1) above with no net impact to the sales inducement balance.

The Company adjusts amortization when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions underlying these estimates at least annually. In 2009, amortization increased primarily as a result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. In 2008, amortization increased to reflect an increase in projected surrenders and a decrease in market growth assumptions. In 2007, amortization decreased to reflect changes in the projected annuity deposits and revenues. As a result of difficult market conditions in 2008 and 2009, the long-term growth rate assumption was changed in 2009 to 8.5 percent from 10.0 percent.

9.   POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Details concerning the Company's exposure to guaranteed benefits as of December 31 were as follows:

                                                    2009          2008
                                                -----------   -----------
                                                     ($ In millions)
In the event of death (GMDB):
   Account value..............................    $42,095       $37,710
   Net amount at risk (a).....................      2,987         7,075
   Average attained age of contract holders...         57            57
   Range of guaranteed minimum return rates...      2 - 3%        2 - 3%

Annual withdrawals at specified date (GMWB):
   Account value..............................    $ 2,092       $ 1,930
   Net amount at risk (b).....................        313           483
   Weighted average period remaining until
    guaranteed payment........................   19.7 years    19.7 years

----------
(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in policyholder contract deposits (GMWB) and future policy benefits (GMDB/GMIB) on the consolidated balance sheets:

                                      2009    2008
                                     -----    ----
                                     (In millions)
Balance at January 1 ..............  $ 227    $ 10
Guaranteed benefits incurred ......   (126)    225
Guaranteed benefits paid ..........    (12)     (8)
                                     -----    ----
Balance at December 31 ............  $  89    $227
                                     =====    ====

The following assumptions and methodology were used to determine the reserve for guaranteed benefits on variable contracts at December 31, 2009 and 2008:

     . Data used was 1,000 stochastically generated investment performance scenarios.

     .    Mean investment  performance  assumption was 10 percent.

     .    Volatility assumption was 16 percent.

     .    Mortality was assumed to be 70 percent of the 1983a and Ult.M tables.

     . Lapse rates vary by contract type and duration and range from 7 percent to 13 percent with an average of 10 percent.

     . The discount rate was 3 percent to 7 percent with an average of 6 percent.

10.  REINSURANCE

On December 1, 2006, with an effective date of October 1, 2006 ("Agreement 1") and on June 28, 2007, with an effective date of April 1, 2007 ("Agreement 2"), the Company entered into modified coinsurance and coinsurance reinsurance agreements with ALICO, pertaining to certain policies written via its branch in Japan. ALICO is a wholly owned, Delaware domiciled subsidiary of AIG. The Company assumes liability for a quota share portion of contracts issued by ALICO that include a Guaranteed Minimum Income Benefit under Agreement 1 and a Guaranteed Minimum Withdrawal Benefit under Agreement 2. The contracts assumed also include a Guaranteed Minimum Death Benefit provision under both Agreements 1 and 2. The GMIB (prior to its utilization date), GMWB and the GMDB have a 100 percent quota share and are assumed under coinsurance agreements. The GMIB (after its

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

utilization date) has a 100 percent quota share and is assumed under the modified coinsurance provisions of Agreement 1. The benefits provided by the reinsured contracts under Agreement 1 are assumed with a 50 percent quota share under a modified coinsurance agreement. The benefits provided by the reinsured contracts under Agreement 2 are assumed with a varied quota share under a modified coinsurance agreement. Both agreements are unlimited in duration but were terminated for new business. Pursuant to the coinsurance portions of both Agreements, the Company records reserve liabilities for the amount of the reserves calculated for the GMIB, GMWB and GMDB provisions of the reinsured contracts. The reserves for the GMIB, GMWB and GMDB were $19.0 million and $8.7 million for the years ended December 31, 2009 and 2008, respectively.

All monetary amounts of the Agreement and settlement transactions are expressed in Japanese Yen. The cumulative foreign currency translation adjustment related to all provisions of the Agreement was not significant to the Company's consolidated results of operations or financial condition.

Agreement 1 was amended to terminate the agreement for new business issued on and after April 1, 2008.

Agreement 2 was amended to terminate the agreement for new business issued on and after April 1, 2009.

11.  COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

Leases

The Company has various long-term, non-cancelable operating leases, primarily for office space and equipment, which expire at various dates through 2014. At December 31, 2009, the future minimum lease payments under the operating leases are as follows:

        (In millions)
2010....    $ 4
2011....      3
2012....      1
2013....      1
2014....      0
            ---
Total...    $ 9
            ===

Rent expense was $6.1 million, $6.3 million and $5.8 million for the years ended December 31, 2009, 2008 and 2007, respectively.

Commitments to Fund Partnership Investments

The Company had unfunded limited partnership investment commitments totaling $426.3 million at December 31, 2009. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitments but may elect to do so.

Mortgage Loan Commitments

The Company had $15.9 million in commitments relating to mortgage loans at December 31, 2009.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

CONTINGENT LIABILITIES

Legal and Regulatory Matters

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2009 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued of $1.7 million represents the Company's best estimate of its liability, this estimate may change in the future.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

Prior to September 22, 2008, the Company and certain affiliates were parties to an existing inter-affiliate credit facility (the "facility"), under which the Company and such affiliates committed to make loans to AIG and received from AIG an annual facility fee at a specified rate. The facility was terminated on September 22, 2008, in connection with AIG's entry into an $85 billion revolving credit facility with the New York Fed. All amounts owing from AIG to the Company under the facility as of its termination date have been paid in full.

12.  SHAREHOLDER'S EQUITY

The Company is authorized to issue 2,000,000 shares of $1 par value preferred stock. None of the authorized shares have ever been issued.

Capital contributions received by the Company were as follows:

                                                 2009     2008    2007
                                                ------   ------   ----
                                                     (In millions)
Cash from Parent..............................  $1,230   $  240    $--
Contributions related to Securities Lending
 Program (See Note 7).........................      --    2,973     34
                                                ------   ------    ---
   Total cash contributions ..................   1,230    3,213     34
Contributions of securities at fair value.....      --      693     --
All other non cash contributions..............       2       --      1
                                                ------   ------    ---
   Total capital contributions................  $1,232   $3,906    $35
                                                ======   ======    ===

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The components of accumulated other comprehensive loss were as follows:

                                                              2009      2008      2007
                                                            -------   -------   -------
                                                                   (In millions)
Fixed maturity and equity securities, available for sale:
   Gross unrealized gains................................   $ 1,232   $   541   $   747
   Gross unrealized losses...............................    (1,687)   (1,865)   (1,292)
Net unrealized gains on other invested assets............        95        60       199
Adjustments to DAC, CIP and deferred sales inducements...        92       187         9
Foreign currency translation adjustments.................         6         1        --
Deferred federal and state income tax expense............        99       382       120
                                                            -------   -------   -------
   Accumulated other comprehensive loss (1)..............   $  (163)  $  (694)  $  (217)
                                                            =======   =======   =======

----------
(1)  Includes an increase of $1,021  million in 2009  related to the  cumulative
     effect  of  adopting  a  new  other-than-temporary   impairment  accounting
     standard. See Note 2.14 for additional disclosures on this new standard.

Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. No dividends can be paid in 2010 without prior approval of the Insurance Commissioner as the Company has negative unassigned surplus as of December 31, 2009.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

There are no permitted practices used by the Company at December 31, 2009.

Statutory net income (loss) and capital and surplus of the Company at December 31 were as follows:

                                       2009      2008     2007
                                      ------   -------   ------
                                            (In millions)
Statutory net income (loss) .......   $  130   ($4,498)  $  303
Statutory capital and surplus .....   $3,626    $2,844   $2,841

13.  FEDERAL INCOME TAXES

The components of the provision for income taxes on pretax income consist of the following:

                                            Years ended December 31,
                                            ------------------------
                                             2009      2008     2007
                                            ------   -------   -----
                                                 (In millions)
Current .................................     $49     $ 219     $215
Deferred ................................      27      (200)      (8)
                                              ---     -----     ----
Total income tax expenses / (benefits)...     $76     $  19     $207
                                              ===     =====     ====

The US statutory income tax rate is 35 percent for 2009, 2008 and 2007. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate due to the following:

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                       Years ended December 31,
                                                       ------------------------
                                                        2009      2008    2007
                                                       ------   -------   -----
                                                            (In millions)
US federal income tax (benefit) at statutory rate ...   $(62)  $(2,277)  $244
Adjustments:
   Valuation allowance ..............................    164     2,328      --
   Separate accounts dividends received deduction ...    (29)      (30)    (36)
   Other credits, taxes and settlement ..............      3        (2)     (1)
                                                        ----   -------    ----
Total income tax expense / (benefit) ................   $ 76   $    19    $207
                                                        ====   =======    ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the deferred tax liabilities and assets at December 31 are as follows:

                                                                    2009      2008
                                                                  -------   -------
                                                                    (In millions)
DEFERRED TAX LIABILITIES:
   Deferred policy acquisition costs ..........................   $   777   $   856
                                                                  -------   -------
Total deferred tax liabilities ................................       777       856
                                                                  -------   -------
DEFERRED TAX ASSETS:
   Basis differential of investments ..........................    (2,093)   (2,615)
   Policy reserves ............................................       (71)      (61)
   Net unrealized losses on debt and equity securities available
    for sale ..................................................       (96)     (381)
   Other ......................................................        (1)       --
                                                                  -------   -------
Total deferred tax assets before valuation allowance ..........    (2,261)   (3,057)
Valuation allowance ...........................................     2,024     2,328
                                                                  -------   -------
Net deferred tax (assets)/liabilities .........................   $   540   $   127
                                                                  =======   =======

At December 31, 2009, the Company had capital loss carryforwards expiring through the year 2014 of $3,542 million.

The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $2,261 million and concluded a $2,024 million valuation allowance was required to reduce the deferred tax asset at December 31, 2009 to an amount the Company believes is more likely than not to be realized.

When making its assessment, the Company considered all available evidence, including the impact of being included in the consolidated federal tax return of AIG, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on securities lending program, because the Company and AIG entered into transactions with the New

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

York Fed to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under the asset disposition plan of American International Group, the continuing earnings strength of the businesses AIG intends to retain and AIG's recently announced debt and preferred stock transactions with the New York Fed and United States Treasury, respectively, together with other actions AIG is taking, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or its results of operations for an individual period.

In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by Internal Revenue Service ("IRS") Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                                December 31,
                                                               -------------
                                                                2009    2008
                                                               ------   ----
                                                               (In millions)
Gross unrecognized tax benefits at beginning of period .....    $ 21    $12
   Increases in tax positions for prior years ..............      94      9
   Decreases in tax positions for prior years ..............      --     --
   Increases in tax positions for current year .............      --     --
   Lapse in statue of limitation settlement .................      --     --
   Settlement ..............................................      --     --
                                                                ----    ---
Gross unrecognized tax benefits at end of period ...........    $115    $21
                                                                ====    ===

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2009, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

At December 31, 2009 and 2008, the Company's unrecognized tax benefits, excluding interest and penalties, were $115.1 million and $21.1 million respectively. As of December 31, 2009 and 2008, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $115.1 million and $21.1 million respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2009 and 2008, the Company had accrued $2.9 million and $2.4 million, respectively, for the payment of interest (net of federal benefit) and penalties. For the years ended December 31, 2009 and 2008, the Company recognized an expense of $0.5 million and $5.5 million, respectively, of interest (net of federal benefit) and penalties in the consolidated statements of income (loss).

On September 25, 2007, the Internal Revenue Service (IRS) issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction (DRD) related to separate accounts held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

issuance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. The tax benefits related to the separate accounts DRD for December 31, 2009 and 2008 were $28.8 million and $30.4 million respectively.

The Company is not currently under IRS examination for any taxable year. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2001-2009 remain subject to examination by major tax jurisdictions.

14.  RELATED PARTY TRANSACTIONS

AMERICAN INTERNATIONAL GROUP EVENTS

In September 2008, AIG entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the New York Fed. Pursuant to the Fed Facility, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock, with the payments attributable to the Series C Preferred Stock being approximately 79.8 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as converted and (ii) to the extent permitted by law, vote with AIG's common stock on all matters submitted to AIG shareholders and hold approximately 79.8 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as converted. The Series C Preferred Stock will remain outstanding even if the Fed Facility is repaid in full or otherwise terminates. The Fed Facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the Fed Facility obligations and it has not pledged any assets to secure those obligations.

On March 2, 2009, AIG and the New York Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the New York Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the Fed Facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an operating subsidiary of AIG (American International Assurance Company, Limited, together with American International Assurance Company
(Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the New York Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the Fed Facility. On June 25, 2009, AIG and the New York Fed entered into definitive agreements with respect to these transactions. These transactions closed on December 1, 2009. In exchange for the preferred interests received by the New York Fed, there was a $25 billion reduction in the outstanding balance and maximum amount available to be borrowed under the Fed Facility.

On March 2, 2009, AIG and the New York Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the New York Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the Fed Facility. This transaction is no longer being pursued by AIG.

On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock") for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange a 10-year warrant to purchase 2,689,938.3 shares of common stock (the "Warrant") for 2,689,938.3 shares of Series C Preferred Stock. The Series D Preferred Stock and the Warrant were issued and sold by AIG pursuant to an agreement entered into on November 25, 2008, with the U.S. Department of the Treasury.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

On April 17, 2009, AIG and the New York Fed amended the terms of the Fed Facility to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 150 shares of common stock, par value $2.50 per share. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) the AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of AIG's Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

Since September 2008, AIG has been working to protect and enhance the value of its key businesses, execute an orderly asset disposition plan and position itself for the future. AIG continually reassesses this plan to maximize value while maintaining flexibility in its liquidity and capital, and expects to accomplish these objectives over a longer time frame than originally contemplated. AIG has decided to retain the companies included in its Life Insurance & Retirement Services operations (including the Company and its subsidiaries) and will continue to own these companies for the foreseeable future.

Additional information on AIG is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding AIG as described above is qualified by regulatory filings AIG files from time to time with the SEC.

OPERATING AGREEMENTS

Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $50.3 million, $56.9 million and $50.8 million for the years ended December 31, 2009, 2008 and 2007, respectively. Accounts payable for such services at December 31, 2009 and 2008 were not material.

Pursuant to an intercompany servicing agreement, the Company provides policy administrative services to affiliated entities. Amounts received for such services totaled $6.0 million, $9.9 million and $10.3 million for the years ended December 31, 2009, 2008 and 2007, respectively. Accounts receivable for such services at December 31, 2009 and 2008 were not material.

NOTES OF AFFILIATES

On December 7, 2005, the Company acquired 5.75 percent Senior Note due December 14, 2015, issued by Transatlantic Holdings, Inc. an affiliate of the Company at a cost of $132.4 million. Other affiliates of the Company are holders of the same class of securities. On June 10, 2009, AIG closed a public offering of 29.9 million shares of Transatlantic Holdings, Inc. common stock owned by AIG. At the close of the public offering, AIG retained 13.9 percent of Transatlantic Holdings, Inc. outstanding common stock. As a result, AIG deconsolidated Transatlantic and the Company's investment in Transatlantic Holdings, Inc. was no longer considered affiliated. The Company recognized interest income of $3.2 million, $7.7 million and $7.6 million on the notes while they were still considered an affiliate during 2009, 2008 and 2007, respectively.

On January 14, 2004, the Company purchased 19.9 percent of the non-voting preferred equity issued by Castle 2 Trust for $60.0 million. The Company's investment in Castle 2 Trust preferred equity is reported within other invested assets on the consolidated balance sheets. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 2 Trust, are held by affiliates of the Company, including the Parent. The purchase of the

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent of $60.0 million on January 14, 2004. On January 14, 2004, the Company purchased $65.0 million of fixed-rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026 and are included in bonds on the consolidated balance sheets. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

On September 23, 2003, the Company purchased 25.0 percent of the non-voting preferred equity issued by Castle 1 Trust for $67.0 million. The Company's investment in Castle 1 Trust preferred equity is reported within other invested assets on the consolidated balance sheets. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 1 Trust are held by affiliates of the Company, including the Parent. On September 23, 2003, the Company purchased $170.8 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust. The notes mature on May 15, 2027 and are included in bonds on the consolidated balance sheets. Affiliates of the Company own the majority of the notes payable of Castle 1 Trust. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

On September 25, 2001, the Company invested $41.0 million in an adjustable rate Senior Promissory Note issued by American General Corporation ("AGC"), which matured on September 15, 2006. Upon maturity, the Company reinvested the $41.0 million in a 5.57 percent fixed rate Senior Promissory Note due September 15, 2011, issued by AGC. The Company recognized interest income on the note of $2.3 million, $2.3 million and $2.3 million during 2009, 2008 and 2007, respectively.

GUARANTEES

American Home Assurance Company ("American Home"), a subsidiary of AIG, has terminated the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to prospectively issued contracts issued by the Company. The Guarantee terminated on December 29, 2006 ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any contract or certificate issued after the Point of Termination. The Guarantee will continue to cover contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts and certificates are satisfied in full.

DERIVATIVES

As a matter of Company policy, derivative contracts are generally executed with AIG Financial Products Corp ("AIGFP"), an affiliated financial products company. From time to time, derivatives will be entered into with unaffiliated parties in conjunction with private placement investments.

OTHER

During the years ended December 31, 2008 and 2007, the Company paid $4.0 million and $9.8 million, respectively, to an affiliate to administer the Company's securities lending program. (See Note 7).

Certain affiliates of the Company serve as the investment sub-advisor for certain of the mutual funds offered through the Company's separate accounts. Sub-advisory fees paid by the Company to the affiliates for the years ended December 31, 2009, 2008 and 2007 totaled $8.1 million, $9.9 million, and $10.0 million, respectively.

15.  BENEFIT PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Company maintains a retirement plan for the benefit of its sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract issued by the Company. The liabilities and expenses associated with this plan were not material to the Company's consolidated financial position or results of operations for the three years ended December 31, 2009.

16.  SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date these financial statements were issued.

On March 1, 2010, AIG announced a definitive agreement for the sale of the AIA Group, Limited, one of the world's largest pan-Asian life insurance companies, to Prudential plc for approximately $35.5 billion, including approximately $25 billion in cash, $8.5 billion in face value of equity and equity-linked securities, and $2.0 billion in face value of preferred stock of Prudential plc, subject to closing adjustments. The cash portion of the proceeds from the sale will be used to redeem the preferred interests of the special purpose vehicle held by the New York Fed with a liquidation preference of approximately $16 billion and to repay approximately $9 billion under the Fed Facility.

On March 8, 2010, AIG announced a definitive agreement for the sale of ALICO, one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. ("MetLife") for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The cash portion of the proceeds from this sale will be used to reduce the liquidation preference of the preferred interests of the special purpose vehicle held by the New York Fed.

In connection with the preparation of its annual report on Form 10-K for the fiscal year ended December 31, 2009, management of AIG assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the already completed transactions and the other expected transactions with the New York Fed, plans of AIG's management to stabilize AIG's businesses and dispose of certain assets, and after consideration of the risks and uncertainties of such plans, management of AIG believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period for at least the next twelve months. It is possible that the actual outcome of one or more of the plans of AIG's management could be materially different, or that one or more of the significant judgments or estimates of AIG's management about the potential effects of these risks and uncertainties could prove to be materially incorrect, or that the transactions with the New York Fed previously discussed fail to achieve the desired objectives. If one or more of these possible outcomes is realized and financing is not available, AIG may need additional U.S. government support to meet its obligations as they come due. Without additional support from the U.S. government, in the future there could be substantial doubt about AIG's ability to continue as a going concern. If AIG were not able to continue as a going concern, management believes this could have a material effect upon the Company and its operations.

AIG closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with AIG Global Investment Corp. was assigned to AIG Asset Management (U.S.), LLC ("AMG"), an AIG affiliate, and the majority of the Company's invested assets are currently managed by AMG.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                                 ANNUAL REPORT
                               DECEMBER 31, 2009

                                   CONTENTS

          Report of Independent Registered Public Accounting Firm.  1
          Statement of Assets and Liabilities and of Operations...  2
          Schedule of Portfolio Investments....................... 12
          Statements of Changes in Net Assets..................... 14
          Notes to Financial Statements........................... 36

[LOGO] PRICEWATERHOUSECOOPERS LLP

                                                     PRICEWATERHOUSECOOPERS LLP
                                                                 1201 LOUISIANA
                                                                     SUITE 2900
                                                          HOUSTON TX 77002-5678
                                                       TELEPHONE (713) 356 4000
                                                       FACSIMILE (713) 356 4717

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Variable Annuity Life Insurance Company and Contract Owners of The Variable Annuity Life Insurance Company Separate Account A

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Divisions listed in Note 1 of The Variable Annuity Life Insurance Company Separate Account A at December 31, 2009, the results of each of their operations for the period then ended and the changes in each of their net assets for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of The Variable Annuity Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2009 by correspondence with the investment companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

April 27, 2010

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                            STATEMENT OF OPERATIONS

                                                VALIC COMPANY I      VALIC COMPANY I    VALIC COMPANY I  VALIC COMPANY I
                                              CAPITAL CONSERVATION CAPITAL CONSERVATION MONEY MARKET I   MONEY MARKET I
                                                      FUND                 FUND              FUND             FUND
                                              ---------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009                            DIVISION 1           DIVISION 7        DIVISION 2       DIVISION 6
--------------------------------------------  ---------------------------------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at
   Fair Value                                     $  2,433,470       $   116,543,125     $  1,067,255   $    428,299,393
  Balance Due From (To) VALIC
   General Account, Net                                  3,289              (150,254)            (193)           356,096
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                                 (433)              359,919               29           (172,590)
                                              ---------------------------------------------------------------------------
Net Assets & Liabilities                          $  2,436,326       $   116,752,790     $  1,067,091   $    428,482,899
                                              ===========================================================================
CONTRACT OWNER RESERVES AND CAPITAL
 SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans - Partial Withdrawals
   with Right of Reinvestment)                    $  2,165,949       $   116,612,613     $  1,067,091   $    428,461,652
  Reserves For Annuity Contracts On
   Benefit                                             270,377               140,177               --             21,247
                                              ---------------------------------------------------------------------------
Total Contract Owner Reserves                        2,436,326           116,752,790        1,067,091        428,482,899
  Capital Surplus                                           --                    --               --                 --
                                              ---------------------------------------------------------------------------
Total Contract Owner Reserves and
 Capital Surplus                                  $  2,436,326       $   116,752,790     $  1,067,091   $    428,482,899
                                              ===========================================================================

NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                  $  2,165,949       $   116,612,613     $  1,067,091   $    428,461,652
  Contracts in Payout (Annuitization)
   Period                                              270,377               140,177               --             21,247
  Funds Retained in Separate Account A
   by VALIC                                                 --                    --               --                 --
                                              ---------------------------------------------------------------------------
TOTAL NET ASSETS                                  $  2,436,326       $   116,752,790     $  1,067,091   $    428,482,899
                                              ===========================================================================

TOTAL UNITS OUTSTANDING                            395,574.521        37,697,808.177      353,912.162    203,942,295.261
                                              ===========================================================================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
----------------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                     $    115,700       $     5,449,251     $      4,111   $      1,481,296
EXPENSES:
  Mortality And Expense Risk Charge                     25,035             1,058,958           12,077          4,419,581
  Reimbursements Of Expenses                                --                    --               --                 --
                                              ---------------------------------------------------------------------------
Net Investment Income (Loss)                      $     90,665       $     4,390,293     $     (7,967)  $     (2,938,285)
                                              ---------------------------------------------------------------------------
REALIZED GAINS (LOSSES) ON
 INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                                    $    (38,259)      $    (1,207,376)    $         --   $             (0)
  Capital Gains Distributions From
   Mutual Funds                                             --                    --               --                 --
                                              ---------------------------------------------------------------------------
Realized Gains (Losses) On Investments                 (38,259)           (1,207,376)              --                 (0)
                                              ---------------------------------------------------------------------------
Change in Unrealized Appreciation
 (Depreciation) During The Period                      190,795             7,144,866               --                 (0)
                                              ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS                                       $    243,201       $    10,327,783     $     (7,967)  $     (2,938,285)
                                              ===========================================================================

                                               VALIC COMPANY I  VALIC COMPANY I     VALIC COMPANY I
                                                MID CAP INDEX   ASSET ALLOCATION GOVERNMENT SECURITIES
                                                    FUND              FUND               FUND
                                              --------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009                          DIVISION 4        DIVISION 5         DIVISION 8
--------------------------------------------  --------------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at
   Fair Value                                 $  2,025,911,950  $   128,986,336     $   123,239,784
  Balance Due From (To) VALIC
   General Account, Net                               (714,387)         236,243             (77,526)
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                            1,776,354         (247,474)             87,939
                                              --------------------------------------------------------
Net Assets & Liabilities                      $  2,026,973,917  $   128,975,105     $   123,250,197
                                              ========================================================
CONTRACT OWNER RESERVES AND CAPITAL
 SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans - Partial Withdrawals
   with Right of Reinvestment)                $  2,025,916,247  $   128,813,707     $   123,036,784
  Reserves For Annuity Contracts On
   Benefit                                           1,057,670          161,398             213,413
                                              --------------------------------------------------------
Total Contract Owner Reserves                    2,026,973,917      128,975,105         123,250,197
  Capital Surplus                                           --               --                  --
                                              --------------------------------------------------------
Total Contract Owner Reserves and
 Capital Surplus                              $  2,026,973,917  $   128,975,105     $   123,250,197
                                              ========================================================

NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding              $  2,025,916,247  $   128,813,707     $   123,036,784
  Contracts in Payout (Annuitization)
   Period                                            1,057,670          161,398             213,413
  Funds Retained in Separate Account A
   by VALIC                                                 --               --                  --
                                              --------------------------------------------------------
TOTAL NET ASSETS                              $  2,026,973,917  $   128,975,105     $   123,250,197
                                              ========================================================

TOTAL UNITS OUTSTANDING                        233,427,902.646   26,016,392.404      39,017,725.281
                                              ========================================================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
----------------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                 $     29,699,562  $     3,536,337     $     4,642,603
EXPENSES:
  Mortality And Expense Risk Charge                 16,094,738        1,125,176           1,319,440
  Reimbursements Of Expenses                                --               --                  --
                                              --------------------------------------------------------
Net Investment Income (Loss)                  $     13,604,824  $     2,411,161     $     3,323,163
                                              --------------------------------------------------------
REALIZED GAINS (LOSSES) ON
 INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                                $    (88,154,245) $    (8,078,820)    $       893,022
  Capital Gains Distributions From
   Mutual Funds                                     43,082,382               --                  --
                                              --------------------------------------------------------
Realized Gains (Losses) On Investments             (45,071,863)      (8,078,820)            893,022
                                              --------------------------------------------------------
Change in Unrealized Appreciation
 (Depreciation) During The Period                  578,527,037       29,109,776         (11,705,332)
                                              --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS                                   $    547,059,997  $    23,442,117     $    (7,489,147)
                                              ========================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)


                                                           VALIC          VALIC           VALIC            VALIC
                                                         COMPANY I      COMPANY I       COMPANY I        COMPANY I
                                                        STOCK INDEX    STOCK INDEX     STOCK INDEX      STOCK INDEX
                                                            FUND           FUND            FUND             FUND
                                                       ---------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009                                 DIVISION 10A   DIVISION 10B    DIVISION 10C     DIVISION 10D
-----------------------------------------------------  ---------------------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at Fair
   Value                                               $  118,294,649  $ 10,485,988  $  2,853,120,324  $   14,144,124
  Balance Due From (To) VALIC General Account,
   Net                                                        (27,182)      (10,089)       (1,196,382)         (1,168)
  Receivable (Payable) For Mutual Fund Sales
   (Purchases), Net                                            56,615          (148)        2,929,322             161
                                                       ---------------------------------------------------------------
Net Assets & Liabilities                               $  118,324,082  $ 10,475,751  $  2,854,853,264  $   14,143,117
                                                       ===============================================================
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net
   of Applicable
  Contract Loans - Partial Withdrawals with Right of
   Reinvestment)                                       $  116,009,946  $ 10,318,859  $  2,852,142,053  $   14,062,738
  Reserves For Annuity Contracts On Benefit                 2,314,136       156,892         2,711,211          80,379
                                                       ---------------------------------------------------------------
Total Contract Owner Reserves                             118,324,082    10,475,751     2,854,853,264      14,143,117
  Capital Surplus                                                  --            --                --              --
                                                       ---------------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus      $  118,324,082  $ 10,475,751  $  2,854,853,264  $   14,143,117
                                                       ===============================================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                       $  116,009,946  $ 10,318,859  $  2,852,142,053  $   14,062,738
  Contracts in Payout (Annuitization) Period                2,314,136       156,892         2,711,211          80,379
  Funds Retained in Separate Account A by VALIC                    --            --                --              --
                                                       ---------------------------------------------------------------
TOTAL NET ASSETS                                       $  118,324,082  $ 10,475,751  $  2,854,853,264  $   14,143,117
                                                       ===============================================================

TOTAL UNITS OUTSTANDING                                 5,435,932,291   283,499,683   673,225,984,415   1,751,720,858
                                                       ===============================================================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
-------------------------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                          $    2,503,257  $    220,895  $     60,133,099  $      298,948
EXPENSES:
  Mortality And Expense Risk Charge                         1,064,456        64,587        22,767,132         123,987
  Reimbursements Of Expenses                                       --            --                --              --
                                                       ---------------------------------------------------------------
Net Investment Income (Loss)                           $    1,438,801  $    156,308  $     37,365,967  $      174,961
                                                       ---------------------------------------------------------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of Fund Shares       $   (5,363,725) $   (710,331) $    (83,957,728) $     (820,089)
  Capital Gains Distributions From Mutual Funds             3,391,004       299,233        81,458,494         404,966
                                                       ---------------------------------------------------------------
Realized Gains (Losses) On Investments                     (1,972,721)     (411,098)       (2,499,234)       (415,123)
                                                       ---------------------------------------------------------------
Change in Unrealized Appreciation (Depreciation)
 During The Period                                         24,686,049     2,321,575       522,384,411       3,034,093
                                                       ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS                                            $   24,152,129  $  2,066,785  $    557,251,144  $    2,793,931
                                                       ===============================================================

                                                                              VALIC            VALIC
                                                             VALIC          COMPANY I        COMPANY I
                                                           COMPANY I      GLOBAL SOCIAL        INT'L
                                                         INTERNATIONAL      AWARENESS       GOVERNMENT
                                                         EQUITIES FUND        FUND           BOND FUND
                                                       ---------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009                                   DIVISION 11      DIVISION 12      DIVISION 13
-----------------------------------------------------  ---------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at Fair
   Value                                               $    852,788,998  $   281,440,179  $   153,785,451
  Balance Due From (To) VALIC General Account,
   Net                                                         (344,577)         (60,286)         (20,872)
  Receivable (Payable) For Mutual Fund Sales
   (Purchases), Net                                           1,133,921          144,331           40,903
                                                       ---------------------------------------------------
Net Assets & Liabilities                               $    853,578,342  $   281,524,224  $   153,805,482
                                                       ===================================================
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net
   of Applicable
  Contract Loans - Partial Withdrawals with Right of
   Reinvestment)                                       $    853,427,404  $   281,364,161  $   153,729,644
  Reserves For Annuity Contracts On Benefit                     150,938          160,063           75,838
                                                       ---------------------------------------------------
Total Contract Owner Reserves                               853,578,342      281,524,224      153,805,482
  Capital Surplus                                                    --               --               --
                                                       ---------------------------------------------------
Total Contract Owner Reserves and Capital Surplus      $    853,578,342  $   281,524,224  $   153,805,482
                                                       ===================================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                       $    853,427,404  $   281,364,161  $   153,729,644
  Contracts in Payout (Annuitization) Period                    150,938          160,063           75,838
  Funds Retained in Separate Account A by VALIC                      --               --               --
                                                       ---------------------------------------------------
TOTAL NET ASSETS                                       $    853,578,342  $   281,524,224  $   153,805,482
                                                       ===================================================

TOTAL UNITS OUTSTANDING                                 546,905,383,599   82,271,458,985   56,219,623,956
                                                       ===================================================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
-------------------------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                          $     20,303,767  $     6,902,420  $     5,920,269
EXPENSES:
  Mortality And Expense Risk Charge                           6,825,589        2,457,430        1,407,901
  Reimbursements Of Expenses                                         --               --               --
                                                       ---------------------------------------------------
Net Investment Income (Loss)                           $     13,478,178  $     4,444,990  $     4,512,368
                                                       ---------------------------------------------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of Fund Shares       $    (46,331,780) $   (56,898,533) $    (2,290,723)
  Capital Gains Distributions From Mutual Funds                      --               --               --
                                                       ---------------------------------------------------
Realized Gains (Losses) On Investments                      (46,331,780)     (56,898,533)      (2,290,723)
                                                       ---------------------------------------------------
Change in Unrealized Appreciation (Depreciation)
 During The Period                                          218,793,037      119,345,749       11,828,688
                                                       ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS                                            $    185,939,435  $    66,892,206  $    14,050,333
                                                       ===================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                     VALIC COMPANY I  VALIC COMPANY I  VALIC COMPANY I   VALIC COMPANY I    VALIC COMPANY I
                     SMALL CAP INDEX    CORE EQUITY    GROWTH & INCOME SCIENCE & TECHNOLOGY    SMALL CAP
                          FUND             FUND             FUND               FUND              FUND
                     ---------------------------------------------------------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF DECEMBER
31, 2009               DIVISION 14      DIVISION 15      DIVISION 16       DIVISION 17        DIVISION 18
-------------------  ---------------------------------------------------------------------------------------
ASSETS AND
 LIABILITIES:
  Investments in
   Shares Of
   Mutual
   Funds, at Fair
   Value             $    771,234,215 $    232,341,467 $    80,525,584   $    734,945,924   $    278,448,470
  Balance Due From
   (To) VALIC
   General
   Account, Net             (292,154)         (86,236)         (9,225)           (91,887)           (24,453)
  Receivable
   (Payable) For
   Mutual Fund
   Sales
   (Purchases),
   Net                        651,969          134,052           2,101            231,125            113,316
                     ---------------------------------------------------------------------------------------
Net Assets &
 Liabilities         $    771,594,030 $    232,389,283 $    80,518,460   $    735,085,162   $    278,537,333
                     =======================================================================================
CONTRACT OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract Loans
   - Partial
   Withdrawals
   with Right of
   Reinvestment)     $    771,206,676 $    232,187,868 $    80,459,410   $    734,639,627   $    278,307,205
  Reserves For
   Annuity
   Contracts On
   Benefit                    387,354          201,415          59,050            445,535            230,128
                     ---------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves                 771,594,030      232,389,283      80,518,460        735,085,162        278,537,333
  Capital Surplus                  --               --              --                 --                 --
                     ---------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves and
 Capital Surplus     $    771,594,030 $    232,389,283 $    80,518,460   $    735,085,162   $    278,537,333
                     =======================================================================================
NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding       $    771,206,676 $    232,187,868 $    80,459,410   $    734,639,627   $    278,307,205
  Contracts in
   Payout
   (Annuitization)
   Period                     387,354          201,415          59,050            445,535            230,128
  Funds Retained
   in Separate
   Account A
   by VALIC                        --               --              --                 --                 --
                     ---------------------------------------------------------------------------------------
TOTAL NET ASSETS     $    771,594,030 $    232,389,283 $    80,518,460   $    735,085,162   $    278,537,333
                     =======================================================================================
TOTAL UNITS
 OUTSTANDING          253,624,271.475  126,171,278.888  40,125,825.951    320,462,558.002    125,005,498.315
                     =======================================================================================
STATEMENT
 OF
 OPERATIONS
 FOR THE YEAR
 ENDED
 DECEMBER
 31, 2009
-------------------
INVESTMENT
 INCOME:
  Dividends From
   Mutual
   Funds             $     11,676,461 $      4,266,843 $     1,758,306   $        639,311   $      1,281,677
EXPENSES:
  Mortality And
   Expense Risk
   Charge                   6,154,452        2,003,861         695,271          5,541,250          2,344,752
  Reimbursements
   Of Expenses                     --               --              --                 --                 --
  Net Investment
   Income
   (Loss)            $      5,522,009 $      2,262,982 $     1,063,035   $    (4,901,939)   $    (1,063,075)
                     ---------------------------------------------------------------------------------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized Gains
   (Losses) on
   Sale of Fund
   Shares            $   (58,279,985) $    (3,898,762) $   (4,816,827)   $    (4,234,884)   $   (14,612,509)
  Capital Gains
   Distributions
   From Mutual
   Funds                   17,756,725               --              --                 --                 --
                     ---------------------------------------------------------------------------------------
Realized Gains
 (Losses) On
 Investments             (40,523,260)      (3,898,762)     (4,816,827)        (4,234,884)       (14,612,509)
                     ---------------- ---------------- --------------- -------------------- ----------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                   196,666,077       43,849,710      17,452,089        296,474,550         75,379,786
                     ---------------------------------------------------------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS          $    161,664,826 $     42,213,930 $    13,698,297   $    287,337,726   $     59,704,202
                     =======================================================================================

                        VALIC COMPANY I     VALIC COMPANY I
                     INTERNATIONAL GROWTH I   CORE VALUE
                              FUND               FUND
                     ---------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF DECEMBER
31, 2009                  DIVISION 20         DIVISION 21
-------------------  ---------------------------------------
ASSETS AND
 LIABILITIES:
  Investments in
   Shares Of
   Mutual
   Funds, at Fair
   Value                $    541,133,663    $   122,149,818
  Balance Due From
   (To) VALIC
   General
   Account, Net              (1,701,610)           (28,383)
  Receivable
   (Payable) For
   Mutual Fund
   Sales
   (Purchases),
   Net                         2,114,776             83,728
                     ---------------------------------------
Net Assets &
 Liabilities            $    541,546,829    $   122,205,163
                     =======================================
CONTRACT OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract Loans
   - Partial
   Withdrawals
   with Right of
   Reinvestment)        $    541,151,157    $   122,093,091
  Reserves For
   Annuity
   Contracts On
   Benefit                       395,672            112,072
                     ---------------------------------------
Total Contract
 Owner
 Reserves                    541,546,829        122,205,163
  Capital Surplus                     --                 --
                     ---------------------------------------
Total Contract
 Owner
 Reserves and
 Capital Surplus        $    541,546,829    $   122,205,163
                     =======================================
NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding          $    541,151,157    $   122,093,091
  Contracts in
   Payout
   (Annuitization)
   Period                        395,672            112,072
  Funds Retained
   in Separate
   Account A
   by VALIC                           --                 --
                     ---------------------------------------
TOTAL NET ASSETS        $    541,546,829    $   122,205,163
                     =======================================
TOTAL UNITS
 OUTSTANDING             262,692,771.557     85,766,075.914
                     =======================================
STATEMENT
 OF
 OPERATIONS
 FOR THE YEAR
 ENDED
 DECEMBER
 31, 2009
-------------------
INVESTMENT
 INCOME:
  Dividends From
   Mutual
   Funds                $      9,737,133    $     2,813,951
EXPENSES:
  Mortality And
   Expense Risk
   Charge                      4,198,234            989,046
  Reimbursements
   Of Expenses                        --                 --
  Net Investment
   Income
   (Loss)               $      5,538,899    $     1,824,905
                     ---------------------------------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized Gains
   (Losses) on
   Sale of Fund
   Shares               $    (9,072,060)    $   (6,950,025)
  Capital Gains
   Distributions
   From Mutual
   Funds                              --                 --
                     ---------------------------------------
Realized Gains
 (Losses) On
 Investments                 (9,072,060)        (6,950,025)
                     ---------------------- ---------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                      139,969,194         22,535,526
                     ---------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS             $    136,436,033    $    17,410,406
                     =======================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                                                     VALIC
                                                                                                  COMPANY II          VALIC
                          VANGUARD LT     VANGUARD LONG-       VANGUARD                          INTERNATIONAL     COMPANY II
                          INVESTMENT      TERM TREASURY       WINDSOR II         VANGUARD          SMALL CAP        SMALL CAP
                          GRADE FUND           FUND              FUND         WELLINGTON FUND     EQUITY FUND      GROWTH FUND
                        ---------------------------------------------------------------------------------------------------------
STATEMENT OF
ASSETS AND
LIABILITIES AS OF
DECEMBER 31, 2009         DIVISION 22      DIVISION 23        DIVISION 24       DIVISION 25       DIVISION 33      DIVISION 35
----------------------  ---------------------------------------------------------------------------------------------------------
ASSETS AND
 LIABILITIES:
  Investments in
   Shares Of
   Mutual Funds, at
   Fair Value           $   170,641,719  $    316,845,205  $  1,461,834,751  $  1,394,698,734  $    595,119,293  $    44,558,361
  Balance Due From
   (To) VALIC
   General
   Account, Net                 (64,023)        1,407,815          (371,547)         (536,318)         (806,151)         (53,129)
  Receivable
   (Payable) For
   Mutual Fund
   Sales
   (Purchases), Net             124,996        (1,069,587)        1,453,712         1,570,504         1,132,573           53,607
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
Net Assets &
 Liabilities            $   170,702,692  $    317,183,433  $  1,462,916,916  $  1,395,732,920  $    595,445,715  $    44,558,839
                        ===============  ================  ================  ================  ================  ===============
CONTRACT OWNER
 RESERVES AND
 CAPITAL SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts (Net of
   Applicable
   Contract Loans -
   Partial
   Withdrawals
   with Right of
   Reinvestment)        $   170,657,986  $    317,119,184  $  1,462,418,422  $  1,394,208,236  $    595,394,879  $    44,554,746
  Reserves For
   Annuity
   Contracts On
   Benefit                       44,706            64,249           498,494         1,524,684            50,836            4,093
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
Total Contract Owner
 Reserves                   170,702,692       317,183,433     1,462,916,916     1,395,732,920       595,445,715       44,558,839
  Capital Surplus                    --                --                --                --                --               --
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
Total Contract Owner
 Reserves and
 Capital Surplus        $   170,702,692  $    317,183,433  $  1,462,916,916  $  1,395,732,920  $    595,445,715  $    44,558,839
                        ===============  ================  ================  ================  ================  ===============
NET ASSETS
 ATTRIBUTABLE TO:
  Accumulation
   Units
   Outstanding          $   170,657,986  $    317,119,184  $  1,462,418,422  $  1,394,208,236  $    595,394,879  $    44,554,746
  Contracts in Payout
   (Annuitization)
   Period                        44,706            64,249           498,494         1,524,684            50,836            4,093
  Funds Retained in
   Separate
   Account A by
   VALIC                             --                --                --                --                --               --
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
TOTAL NET ASSETS        $   170,702,692  $    317,183,433  $  1,462,916,916  $  1,395,732,920  $    595,445,715  $    44,558,839
                        ===============  ================  ================  ================  ================  ===============
TOTAL UNITS
 OUTSTANDING             78,885,636.206   142,416,069.596   715,186,386.449   581,855,261.290   376,296,760.921   34,298,526.060
                        ===============  ================  ================  ================  ================  ===============
STATEMENT OF
 OPERATIONS
 FOR THE YEAR
 ENDED
 DECEMBER 31,
 2009
----------------------
INVESTMENT INCOME:
  Dividends From
   Mutual Funds         $     9,772,677  $     14,710,093  $     32,699,133  $     43,074,379  $      8,411,227  $            --
EXPENSES:
  Mortality And
   Expense Risk
   Charge                     1,901,655         4,347,904        14,692,027        14,851,914         4,980,614          334,587
  Reimbursements
   Of Expenses                 (396,830)         (912,632)               --                --        (1,290,592)         (87,846)
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
Net Investment
 Income (Loss)          $     8,267,852  $     11,274,821  $     18,007,106  $     28,222,465  $      4,721,205  $      (246,741)
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized Gains
   (Losses) on Sale
   of Fund Shares       $    (2,161,199) $      2,706,476  $    (23,462,755) $    (19,083,079) $    (54,313,632) $    (1,733,594)
  Capital Gains
   Distributions
   From Mutual
   Funds                             --        13,979,688                --                --                --               --
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
Realized Gains
 (Losses) On
 Investments                 (2,161,199)       16,686,164       (23,462,755)      (19,083,079)      (54,313,632)      (1,733,594)
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
Change in Unrealized
 Appreciation
 (Depreciation)
 During The Period            5,812,420       (83,529,618)      310,660,102       226,985,866       164,729,201       13,465,949
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM OPERATIONS        $    11,919,073  $    (55,568,633) $    305,204,453  $    236,125,252  $    115,136,774  $    11,485,614
                        ===============  ================  ================  ================  ================  ===============

                              VALIC
                           COMPANY II
                         SMALL CAP VALUE
                              FUND
                        -----------------
STATEMENT OF
ASSETS AND
LIABILITIES AS OF
DECEMBER 31, 2009          DIVISION 36
----------------------  -----------------
ASSETS AND
 LIABILITIES:
  Investments in
   Shares Of
   Mutual Funds, at
   Fair Value           $    365,923,850
  Balance Due From
   (To) VALIC
   General
   Account, Net                 (141,179)
  Receivable
   (Payable) For
   Mutual Fund
   Sales
   (Purchases), Net              481,487
                        ----------------
Net Assets &
 Liabilities            $    366,264,158
                        ================
CONTRACT OWNER
 RESERVES AND
 CAPITAL SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts (Net of
   Applicable
   Contract Loans -
   Partial
   Withdrawals
   with Right of
   Reinvestment)        $    366,205,933
  Reserves For
   Annuity
   Contracts On
   Benefit                        58,225
                        ----------------
Total Contract Owner
 Reserves                    366,264,158
  Capital Surplus                     --
                        ----------------
Total Contract Owner
 Reserves and
 Capital Surplus        $    366,264,158
                        ================
NET ASSETS
 ATTRIBUTABLE TO:
  Accumulation
   Units
   Outstanding          $    366,205,933
  Contracts in Payout
   (Annuitization)
   Period                         58,225
  Funds Retained in
   Separate
   Account A by
   VALIC                              --
                        ----------------
TOTAL NET ASSETS        $    366,264,158
                        ================
TOTAL UNITS
 OUTSTANDING             187,895,646.242
                        ================
STATEMENT OF
 OPERATIONS
 FOR THE YEAR
 ENDED
 DECEMBER 31,
 2009
----------------------
INVESTMENT INCOME:
  Dividends From
   Mutual Funds         $      3,513,844
EXPENSES:
  Mortality And
   Expense Risk
   Charge                      2,736,446
  Reimbursements
   Of Expenses                  (715,662)
                        ----------------
Net Investment
 Income (Loss)          $      1,493,060
                        ----------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized Gains
   (Losses) on Sale
   of Fund Shares       $     (7,455,154)
  Capital Gains
   Distributions
   From Mutual
   Funds                              --
                        ----------------
Realized Gains
 (Losses) On
 Investments                  (7,455,154)
                        ----------------
Change in Unrealized
 Appreciation
 (Depreciation)
 During The Period            82,097,619
                        ----------------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM OPERATIONS        $     76,135,525
                        ================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                     VALIC COMPANY II  VALIC COMPANY II    VALIC COMPANY II   VALIC COMPANY II    VALIC COMPANY II
                      MID CAP GROWTH    MID CAP VALUE    CAPITAL APPRECIATION LARGE CAP VALUE   SOCIALLY RESPONSIBLE
                           FUND              FUND                FUND               FUND                FUND
                     -----------------------------------------------------------------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF
DECEMBER 31,
2009                   DIVISION 37       DIVISION 38         DIVISION 39        DIVISION 40         DIVISION 41
-------------------  -----------------------------------------------------------------------------------------------
ASSETS AND
 LIABILITIES:
  Investments
   in Shares
   Of Mutual
   Funds, at
   Fair Value        $    182,441,996  $    498,862,663    $    29,001,230    $    158,029,060    $    724,201,545
  Balance Due
   From (To)
   VALIC
   General
   Account,
   Net                         17,037           (42,628)            (3,050)            (87,850)           (260,814)
  Receivable
   (Payable)
   For Mutual
   Fund Sales
   (Purchases),
   Net                         71,820           518,425             12,631             299,047             818,643
                     -----------------------------------------------------------------------------------------------
Net Assets &
 Liabilities         $    182,530,853  $    499,338,460    $    29,010,811    $    158,240,257    $    724,759,374
                     ===============================================================================================
CONTRACT
 OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract
   Loans -
   Partial
   Withdrawals
   with Right
   of
   Reinvestment)     $    182,525,064  $    499,209,466    $    29,010,811    $    158,228,615    $    724,717,448
  Reserves For
   Annuity
   Contracts
   On Benefit                   5,789           128,994                 --              11,642              41,926
                     -----------------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves                 182,530,853       499,338,460         29,010,811         158,240,257         724,759,374
  Capital
   Surplus                         --                --                 --                  --                  --
                     -----------------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves and
 Capital
 Surplus             $    182,530,853  $    499,338,460    $    29,010,811    $    158,240,257    $    724,759,374
                     ===============================================================================================
NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding       $    182,525,064  $    499,209,466    $    29,010,811    $    158,228,615    $    724,717,448
  Contracts in
   Payout
   (Annuitization)
   Period                       5,789           128,994                 --              11,642              41,926
  Funds
   Retained in
   Separate
   Account A
   by VALIC                        --                --                 --                  --                  --
                     -----------------------------------------------------------------------------------------------
TOTAL NET
 ASSETS              $    182,530,853  $    499,338,460    $    29,010,811    $    158,240,257    $    724,759,374
                     ===============================================================================================
TOTAL UNITS
 OUTSTANDING          162,373,339.103   180,190,683.577     33,268,923.337     106,395,823.390     588,653,384.014
                     ===============================================================================================
STATEMENT
 OF
 OPERATIONS
 FOR THE YEAR
 ENDED
 DECEMBER 31,
 2009
-------------------
INVESTMENT
 INCOME:
  Dividends
   From
   Mutual
   Funds             $             --  $      5,189,267    $       302,958    $      2,822,535    $     11,150,306
EXPENSES:
  Mortality
   And
   Expense
   Risk
   Charge                   1,439,975         3,784,491            236,881           1,372,101           6,042,707
  Reimbursements
   Of
   Expenses                  (369,360)       (1,026,966)           (62,444)           (358,180)         (1,539,089)
                     -----------------------------------------------------------------------------------------------
Net Investment
 Income
 (Loss)              $     (1,070,615) $      2,431,742    $       128,521    $      1,808,614    $      6,646,688
                     -----------------------------------------------------------------------------------------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized
   Gains
   (Losses) on
   Sale of
   Fund
   Shares            $    (12,517,561) $    (35,241,868)   $    (2,833,109)   $    (18,107,034)   $    (42,584,911)
  Capital Gains
   Distributions
   From
   Mutual
   Funds                           --                --                 --                  --                  --
                     -----------------------------------------------------------------------------------------------
Realized Gains
 (Losses) On
 Investments              (12,517,561)      (35,241,868)        (2,833,109)        (18,107,034)        (42,584,911)
                     -----------------------------------------------------------------------------------------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                    66,853,559       161,863,170          9,783,770          28,566,644         202,959,074
                     -----------------------------------------------------------------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS          $     53,265,383  $    129,053,044    $     7,079,182    $     12,268,224    $    167,020,851
                     ===============================================================================================

                     VALIC COMPANY II    VALIC COMPANY I
                     MONEY MARKET II   NASDAQ-100 (R) INDEX
                           FUND                FUND
                     --------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF
DECEMBER 31,
2009                   DIVISION 44         DIVISION 46
-------------------  --------------------------------------
ASSETS AND
 LIABILITIES:
  Investments
   in Shares
   Of Mutual
   Funds, at
   Fair Value        $    227,027,871    $    100,958,580
  Balance Due
   From (To)
   VALIC
   General
   Account,
   Net                        (56,348)           (117,387)
  Receivable
   (Payable)
   For Mutual
   Fund Sales
   (Purchases),
   Net                         57,779             246,689
                     --------------------------------------
Net Assets &
 Liabilities         $    227,029,302    $    101,087,882
                     ======================================
CONTRACT
 OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract
   Loans -
   Partial
   Withdrawals
   with Right
   of
   Reinvestment)     $    226,707,628    $    101,086,016
  Reserves For
   Annuity
   Contracts
   On Benefit                  48,171               1,866
                     --------------------------------------
Total Contract
 Owner
 Reserves                 226,755,799         101,087,882
  Capital
   Surplus                    273,503                  --
                     --------------------------------------
Total Contract
 Owner
 Reserves and
 Capital
 Surplus             $    227,029,302    $    101,087,882
                     ======================================
NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding       $    226,707,628    $    101,086,016
  Contracts in
   Payout
   (Annuitization)
   Period                      48,171               1,866
  Funds
   Retained in
   Separate
   Account A
   by VALIC                   273,503                  --
                     --------------------------------------
TOTAL NET
 ASSETS              $    227,029,302    $    101,087,882
                     ======================================
TOTAL UNITS
 OUTSTANDING          177,059,807.082     195,756,846.283
                     ======================================
STATEMENT
 OF
 OPERATIONS
 FOR THE YEAR
 ENDED
 DECEMBER 31,
 2009
-------------------
INVESTMENT
 INCOME:
  Dividends
   From
   Mutual
   Funds             $      1,041,381    $        225,073
EXPENSES:
  Mortality
   And
   Expense
   Risk
   Charge                   2,569,929             724,745
  Reimbursements
   Of
   Expenses                  (673,344)                 --
                     --------------------------------------
Net Investment
 Income
 (Loss)              $       (855,204)   $       (499,672)
                     --------------------------------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized
   Gains
   (Losses) on
   Sale of
   Fund
   Shares            $             (1)   $     (1,401,937)
  Capital Gains
   Distributions
   From
   Mutual
   Funds                           --                  --
                     --------------------------------------
Realized Gains
 (Losses) On
 Investments                       (1)         (1,401,937)
                     --------------------------------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                            (2)         34,614,291
                     --------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS          $       (855,207)   $     32,712,682
                     ======================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                                  VALIC            VALIC            VALIC
                                COMPANY II       COMPANY II       COMPANY II                         VANGUARD
                                AGGRESSIVE        MODERATE       CONSERVATIVE       VANGUARD       LIFESTRATEGY
                                  GROWTH           GROWTH           GROWTH        LIFESTRATEGY       MODERATE
                              LIFESTYLE FUND   LIFESTYLE FUND   LIFESTYLE FUND    GROWTH FUND      GROWTH FUND
                             ---------------  ---------------  ---------------  ---------------  ---------------
STATEMENT OF
ASSETS AND
LIABILITIES
AS OF DECEMBER 31, 2009        DIVISION 48      DIVISION 49      DIVISION 50      DIVISION 52      DIVISION 53
---------------------------  ------------------------------------------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of
   Mutual Funds, at Fair
   Value                     $   107,269,796  $   164,559,600  $    65,152,579  $   124,243,899  $   137,750,246
  Balance Due From (To)
   VALIC General
   Account, Net                      260,152         (117,711)          (3,037)         (66,885)         523,895
  Receivable (Payable) For
   Mutual Fund Sales
   (Purchases), Net                 (275,587)         128,380           (3,727)          62,724         (312,892)
                             ------------------------------------------------------------------------------------
Net Assets & Liabilities     $   107,254,361  $   164,570,269  $    65,145,815  $   124,239,738  $   137,961,249
                             ====================================================================================
CONTRACT OWNER RESERVES
 AND CAPITAL SURPLUS:
  Reserves For Redeemable
   Annuity Contracts (Net
   of Applicable Contract
   Loans - Partial
   Withdrawals with
   Right of Reinvestment)    $   107,253,519  $   164,564,893  $    65,145,815  $   124,218,030  $   137,951,936
  Reserves For Annuity
   Contracts On Benefit                  842            5,376               --           21,708            9,313
                             ------------------------------------------------------------------------------------
Total Contract Owner
 Reserves                        107,254,361      164,570,269       65,145,815      124,239,738      137,961,249
  Capital Surplus                         --               --               --               --               --
                             ------------------------------------------------------------------------------------
Total Contract Owner
 Reserves and Capital
 Surplus                     $   107,254,361  $   164,570,269  $    65,145,815  $   124,239,738  $   137,961,249
                             ====================================================================================
NET ASSETS ATTRIBUTABLE
 TO:
  Accumulation Units
   Outstanding               $   107,253,519  $   164,564,893  $    65,145,815  $   124,218,030  $   137,951,936
  Contracts in Payout
   (Annuitization) Period                842            5,376               --           21,708            9,313
  Funds Retained in
   Separate Account A by
   VALIC                                  --               --               --               --               --
                             ------------------------------------------------------------------------------------
TOTAL NET ASSETS             $   107,254,361  $   164,570,269  $    65,145,815  $   124,239,738  $   137,961,249
                             ====================================================================================

TOTAL UNITS OUTSTANDING       63,007,291.043   89,779,883.004   35,262,562.864   90,265,263.265   95,648,400.228
                             ====================================================================================
STATEMENT OF
OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2009
------------------
INVESTMENT INCOME:
  Dividends From Mutual
   Funds                     $     1,623,820  $     3,387,663  $     1,934,761  $     2,546,954  $     3,242,786
EXPENSES:
  Mortality And Expense
   Risk Charge                       807,155        1,268,562          510,130        1,264,667        1,435,916
  Reimbursements Of
   Expenses                         (210,192)        (328,076)        (134,971)              --               --
                             ------------------------------------------------------------------------------------
Net Investment Income
 (Loss)                      $     1,026,857  $     2,447,177  $     1,559,602  $     1,282,287  $     1,806,870
                             ------------------------------------------------------------------------------------
REALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Realized Gains (Losses)
   on Sale of Fund Shares    $    (6,978,389) $    (4,225,766) $    (1,433,998) $    (1,685,242) $    (1,412,655)
  Capital Gains
   Distributions From
   Mutual Funds                           --               --               --               --               --
                             ------------------------------------------------------------------------------------
Realized Gains (Losses) On
 Investments                      (6,978,389)      (4,225,766)      (1,433,998)      (1,685,242)      (1,412,655)
                             ------------------------------------------------------------------------------------
Change in Unrealized
 Appreciation
 (Depreciation) During
 The Period                       28,283,950       32,405,621       10,127,417       23,781,613       21,072,480
                             ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS      $    22,332,418  $    30,627,032  $    10,253,021  $    23,378,658  $    21,466,695
                             ====================================================================================

                                 VANGUARD          VALIC
                               LIFESTRATEGY     COMPANY II
                               CONSERVATIVE      CORE BOND
                               GROWTH FUND         FUND
                             ---------------  ---------------
STATEMENT OF
ASSETS AND
LIABILITIES
AS OF DECEMBER 31, 2009        DIVISION 54      DIVISION 58
---------------------------  ---------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of
   Mutual Funds, at Fair
   Value                     $    53,816,927  $   136,351,990
  Balance Due From (To)
   VALIC General
   Account, Net                      (24,282)          42,157
  Receivable (Payable) For
   Mutual Fund Sales
   (Purchases), Net                   45,169           54,144
                             ---------------------------------
Net Assets & Liabilities     $    53,837,814  $   136,448,291
                             =================================
CONTRACT OWNER RESERVES
 AND CAPITAL SURPLUS:
  Reserves For Redeemable
   Annuity Contracts (Net
   of Applicable Contract
   Loans - Partial
   Withdrawals with
   Right of Reinvestment)    $    53,837,814  $   136,430,651
  Reserves For Annuity
   Contracts On Benefit                   --           17,640
                             ---------------------------------
Total Contract Owner
 Reserves                         53,837,814      136,448,291
  Capital Surplus                         --               --
                             ---------------------------------
Total Contract Owner
 Reserves and Capital
 Surplus                     $    53,837,814  $   136,448,291
                             =================================
NET ASSETS ATTRIBUTABLE
 TO:
  Accumulation Units
   Outstanding               $    53,837,814  $   136,430,651
  Contracts in Payout
   (Annuitization) Period                 --           17,640
  Funds Retained in
   Separate Account A by
   VALIC                                  --               --
                             ---------------------------------
TOTAL NET ASSETS             $    53,837,814  $   136,448,291
                             =================================

TOTAL UNITS OUTSTANDING       36,792,139.165   87,929,562.564
                             =================================
STATEMENT OF
OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2009
------------------
INVESTMENT INCOME:
  Dividends From Mutual
   Funds                     $     1,430,912  $     6,914,488
EXPENSES:
  Mortality And Expense
   Risk Charge                       570,703        1,095,908
  Reimbursements Of
   Expenses                               --         (292,597)
                             ---------------------------------
Net Investment Income
 (Loss)                      $       860,209  $     6,111,177
                             ---------------------------------
REALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Realized Gains (Losses)
   on Sale of Fund Shares    $    (1,284,473) $    (1,540,274)
  Capital Gains
   Distributions From
   Mutual Funds                           --               --
                             ---------------------------------
Realized Gains (Losses) On
 Investments                      (1,284,473)      (1,540,274)
                             ---------------------------------
Change in Unrealized
 Appreciation
 (Depreciation) During
 The Period                        7,437,291       11,826,056
                             ---------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS      $     7,013,027  $    16,396,959
                             =================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                                VALIC COMPANY II  VALIC COMPANY II                         ARIEL          LOU HOLLAND
                                 STRATEGIC BOND   HIGH YIELD BOND         ARIEL         APPRECIATION        GROWTH
                                      FUND              FUND              FUND              FUND             FUND
                                ----------------------------------------------------------------------------------------
STATEMENT OF ASSETS
AND LIABILITIES
AS OF DECEMBER 31, 2009           DIVISION 59       DIVISION 60        DIVISION 68      DIVISION 69       DIVISION 70
------------------------------  ----------------------------------------------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of
   Mutual Funds, at Fair
   Value                        $    344,200,360  $    192,697,270  $    325,917,379  $    250,782,130  $    45,187,372
  Balance Due From (To)
   VALIC General
   Account, Net                          (83,022)          174,608           (27,408)          (23,551)         (26,282)
  Receivable (Payable) For
   Mutual Fund Sales
   (Purchases), Net                      351,127          (116,339)          163,149            93,058           62,555
                                ----------------------------------------------------------------------------------------
Net Assets & Liabilities        $    344,468,465  $    192,755,539  $    326,053,120  $    250,851,637  $    45,223,645
                                ========================================================================================
CONTRACT OWNER RESERVES
 AND CAPITAL SURPLUS:
  Reserves For Redeemable
   Annuity Contracts (Net
   of Applicable Contract
   Loans - Partial
   Withdrawals with Right
   of Reinvestment)             $    344,312,463  $    192,749,335  $    325,840,760  $    250,380,538  $    45,207,301
  Reserves For Annuity
   Contracts On Benefit                  156,002             6,204           212,360           471,099           16,344
                                ----------------------------------------------------------------------------------------
Total Contract Owner
 Reserves                            344,468,465       192,755,539       326,053,120       250,851,637       45,223,645
  Capital Surplus                             --                --                --                --               --
                                ----------------------------------------------------------------------------------------
Total Contract Owner
 Reserves and Capital
 Surplus                        $    344,468,465  $    192,755,539  $    326,053,120  $    250,851,637  $    45,223,645
                                ========================================================================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units
   Outstanding                  $    344,312,463  $    192,749,335  $    325,840,760  $    250,380,538  $    45,207,301
  Contracts in Payout
   (Annuitization) Period                156,002             6,204           212,360           471,099           16,344
  Funds Retained in Separate
   Account A by VALIC                         --                --                --                --               --
                                ----------------------------------------------------------------------------------------
TOTAL NET ASSETS                $    344,468,465  $    192,755,539  $    326,053,120  $    250,851,637  $    45,223,645
                                ========================================================================================
TOTAL UNITS OUTSTANDING          167,361,068.830   108,230,206.582   209,570,969.419   155,817,694.776   48,213,220.588
                                ========================================================================================
STATEMENT OF
OPERATIONS FOR THE
YEAR ENDED DECEMBER 31,
2009
--------------------------------
INVESTMENT INCOME:
  Dividends From Mutual
   Funds                        $     16,426,943  $     15,979,316  $         53,561  $        298,026  $            --
EXPENSES:
  Mortality And Expense
   Risk Charge                         2,814,361         1,539,179         2,809,603         2,235,060          398,201
  Reimbursements Of
   Expenses                             (735,946)         (401,468)         (594,493)         (467,280)         (88,462)
                                ----------------------------------------------------------------------------------------
Net Investment Income (Loss)    $     14,348,528  $     14,841,605  $     (2,161,549) $     (1,469,754) $      (309,739)
                                ----------------------------------------------------------------------------------------
REALIZED GAINS (LOSSES) ON
 INVESTMENTS:
  Realized Gains (Losses) on
   Sale of Fund Shares          $     (5,986,568) $    (11,867,669) $    (22,219,731) $    (14,404,223) $    (1,009,381)
  Capital Gains Distributions
   From Mutual Funds                          --                --                --                --               --
                                ----------------------------------------------------------------------------------------
Realized Gains (Losses) On
 Investments                          (5,986,568)      (11,867,669)      (22,219,731)      (14,404,223)      (1,009,381)
                                ----------------------------------------------------------------------------------------
Change in Unrealized
 Appreciation (Depreciation)
 During The Period                    56,689,852        53,154,819       145,998,509       109,811,380       13,055,157
                                ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS         $     65,051,812  $     56,128,755  $    121,617,229  $     93,937,403  $    11,736,037
                                ========================================================================================

                                VALIC COMPANY I    VALIC COMPANY I
                                BLUE CHIP GROWTH   HEALTH SCIENCES
                                      FUND              FUND
                                -----------------------------------
STATEMENT OF ASSETS
AND LIABILITIES
AS OF DECEMBER 31, 2009           DIVISION 72        DIVISION 73
------------------------------  -----------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of
   Mutual Funds, at Fair
   Value                        $    439,909,779  $    173,369,990
  Balance Due From (To)
   VALIC General
   Account, Net                          (54,709)           (7,023)
  Receivable (Payable) For
   Mutual Fund Sales
   (Purchases), Net                      617,549            39,795
                                -----------------------------------
Net Assets & Liabilities        $    440,472,619  $    173,402,762
                                ===================================
CONTRACT OWNER RESERVES
 AND CAPITAL SURPLUS:
  Reserves For Redeemable
   Annuity Contracts (Net
   of Applicable Contract
   Loans - Partial
   Withdrawals with Right
   of Reinvestment)             $    440,442,251  $    173,332,191
  Reserves For Annuity
   Contracts On Benefit                   30,368            70,571
                                -----------------------------------
Total Contract Owner
 Reserves                            440,472,619       173,402,762
  Capital Surplus                             --                --
                                -----------------------------------
Total Contract Owner
 Reserves and Capital
 Surplus                        $    440,472,619  $    173,402,762
                                ===================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units
   Outstanding                  $    440,442,251  $    173,332,191
  Contracts in Payout
   (Annuitization) Period                 30,368            70,571
  Funds Retained in Separate
   Account A by VALIC                         --                --
                                -----------------------------------
TOTAL NET ASSETS                $    440,472,619  $    173,402,762
                                ===================================
TOTAL UNITS OUTSTANDING          524,640,903.815   134,701,888.702
                                ===================================
STATEMENT OF
OPERATIONS FOR THE
YEAR ENDED DECEMBER 31,
2009
--------------------------------
INVESTMENT INCOME:
  Dividends From Mutual
   Funds                        $        875,324  $             --
EXPENSES:
  Mortality And Expense
   Risk Charge                         3,298,688         1,431,184
  Reimbursements Of
   Expenses                                   --                --
                                -----------------------------------
Net Investment Income (Loss)    $     (2,423,364) $     (1,431,184)
                                -----------------------------------
REALIZED GAINS (LOSSES) ON
 INVESTMENTS:
  Realized Gains (Losses) on
   Sale of Fund Shares          $     (6,353,389) $     (7,600,395)
  Capital Gains Distributions
   From Mutual Funds                          --                --
                                -----------------------------------
Realized Gains (Losses) On
 Investments                          (6,353,389)       (7,600,395)
                                -----------------------------------
Change in Unrealized
 Appreciation (Depreciation)
 During The Period                   135,830,633        49,538,291
                                -----------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS         $    127,053,880  $     40,506,712
                                ===================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                      VALIC COMPANY I     VALIC COMPANY I      VALIC COMPANY I    VALIC COMPANY I    VALIC COMPANY I
                           VALUE       BROAD CAP VALUE INCOME  LARGE CAP CORE   INFLATION PROTECTED      GROWTH
                           FUND                 FUND                FUND               FUND               FUND
                     ------------------------------------------------------------------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF
DECEMBER 31,
2009                    DIVISION 74         DIVISION 75          DIVISION 76        DIVISION 77        DIVISION 78
-------------------  ------------------------------------------------------------------------------------------------
ASSETS AND
 LIABILITIES:
  Investments
   in Shares
   Of Mutual
   Funds, at
   Fair Value        $    156,409,389     $    20,669,588     $    109,570,415   $    195,531,631   $    691,386,042
  Balance Due
   From (To)
   VALIC
   General
   Account,
   Net                         35,245              15,012              (51,812)            97,073           (211,604)
  Receivable
   (Payable)
   For Mutual
   Fund Sales
   (Purchases),
   Net                         59,787             (17,274)             168,173              6,068            462,460
                     ------------------------------------------------------------------------------------------------
Net Assets &
 Liabilities         $    156,504,421     $    20,667,326     $    109,686,776   $    195,634,772   $    691,636,898
                     ================================================================================================

CONTRACT
 OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract
   Loans -
   Partial
   Withdrawals
   with Right
   of
   Reinvestment)     $    156,504,182     $    18,354,617     $    109,669,794   $    190,147,564   $    691,418,788
  Reserves For
   Annuity
   Contracts
   On Benefit                     239                  --               16,982              3,327            218,110
                     ------------------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves                 156,504,421          18,354,617          109,686,776        190,150,891        691,636,898
  Capital
   Surplus                         --           2,312,709                   --          5,483,881                 --
                     ------------------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves and
  Capital
   Surplus           $    156,504,421     $    20,667,326     $    109,686,776   $    195,634,772   $    691,636,898
                     ================================================================================================

NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding       $    156,504,182     $    18,354,617     $    109,669,794   $    190,147,564   $    691,418,788
  Contracts in
   Payout
   (Annuitization)
   Period                         239                  --               16,982              3,327            218,110
  Funds
   Retained in
   Separate
   Account A
   by VALIC                        --           2,312,709                   --          5,483,881                 --
                     ------------------------------------------------------------------------------------------------
TOTAL NET
 ASSETS              $    156,504,421     $    20,667,326     $    109,686,776   $    195,634,772   $    691,636,898
                     ================================================================================================
TOTAL UNITS
 OUTSTANDING          140,942,782.982      19,603,030.451      101,838,199.330    172,929,130.902    764,384,734.354
                     ================================================================================================

STATEMENT
OF
OPERATIONS
FOR THE YEAR
ENDED
DECEMBER 31,
2009
---------------------
INVESTMENT
 INCOME:
  Dividends
   From
   Mutual
   Funds             $      3,063,423     $       392,521     $      1,374,966   $      1,609,388   $      5,392,270
EXPENSES:
  Mortality
   And
   Expense
   Risk
   Charge                   1,293,361             147,624              912,358          1,506,034          5,609,752
  Reimbursements
   Of
   Expenses                        --                  --                   --                 --                 --
                     ------------------------------------------------------------------------------------------------
Net Investment
 Income
 (Loss)              $      1,770,062     $       244,897     $        462,608   $        103,354   $       (217,482)
                     ------------------------------------------------------------------------------------------------

REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized
   Gains
   (Losses) on
   Sale of
   Fund
   Shares            $    (24,875,750)    $    (1,137,702)    $     (8,323,557)  $     (1,563,167)  $    (16,209,959)
  Capital Gains
   Distributions
   From
   Mutual
   Funds                           --                  --                   --                 --                 --
                     ------------------------------------------------------------------------------------------------
Realized Gains
 (Losses) On
 Investments              (24,875,750)         (1,137,702)          (8,323,557)        (1,563,167)       (16,209,959)
                     ------------------------------------------------------------------------------------------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                    60,831,313           4,865,080           38,506,669         14,740,179        198,769,265
                     ------------------------------------------------------------------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS          $     37,725,625     $     3,972,275     $     30,645,720   $     13,280,366   $    182,341,824
                     ================================================================================================

                       VALIC COMPANY I      SUNAMERICA 2015
                     LARGE CAPITAL GROWTH HIGH WATERMARK FUND
                             FUND                FUND
                     ----------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF
DECEMBER 31,
2009                     DIVISION 79          DIVISION 81
-------------------  ----------------------------------------
ASSETS AND
 LIABILITIES:
  Investments
   in Shares
   Of Mutual
   Funds, at
   Fair Value          $    372,610,793     $    27,852,260
  Balance Due
   From (To)
   VALIC
   General
   Account,
   Net                         (250,856)             (5,772)
  Receivable
   (Payable)
   For Mutual
   Fund Sales
   (Purchases),
   Net                          433,654               2,709
                     ----------------------------------------
Net Assets &
 Liabilities           $    372,793,591     $    27,849,197
                     ========================================

CONTRACT
 OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract
   Loans -
   Partial
   Withdrawals
   with Right
   of
   Reinvestment)       $    372,684,850     $    27,849,197
  Reserves For
   Annuity
   Contracts
   On Benefit                   108,741                  --
                     ----------------------------------------
Total Contract
 Owner
 Reserves                   372,793,591          27,849,197
  Capital
   Surplus                           --                  --
                     ----------------------------------------
Total Contract
 Owner
 Reserves and
  Capital
   Surplus             $    372,793,591     $    27,849,197
                     ========================================

NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding         $    372,684,850     $    27,849,197
  Contracts in
   Payout
   (Annuitization)
   Period                       108,741                  --
  Funds
   Retained in
   Separate
   Account A
   by VALIC                          --                  --
                     ----------------------------------------
TOTAL NET
 ASSETS                $    372,793,591     $    27,849,197
                     ========================================
TOTAL UNITS
 OUTSTANDING            371,886,173.663      25,578,488.279
                     ========================================

STATEMENT
OF
OPERATIONS
FOR THE YEAR
ENDED
DECEMBER 31,
2009
---------------------
INVESTMENT
 INCOME:
  Dividends
   From
   Mutual
   Funds               $      2,659,251     $       528,758
EXPENSES:
  Mortality
   And
   Expense
   Risk
   Charge                     3,089,941             357,228
  Reimbursements
   Of
   Expenses                          --                  --
                     ----------------------------------------
Net Investment
 Income
 (Loss)                $       (430,690)    $       171,530
                     ----------------------------------------

REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized
   Gains
   (Losses) on
   Sale of
   Fund
   Shares              $     (9,760,126)    $      (639,931)
  Capital Gains
   Distributions
   From
   Mutual
   Funds                             --                  --
                     ----------------------------------------
Realized Gains
 (Losses) On
 Investments                 (9,760,126)           (639,931)
                     ----------------------------------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                      96,841,713             (11,557)
                     ----------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS            $     86,650,897     $      (479,958)
                     ========================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                       SUNAMERICA 2020       VALIC COMPANY I       VALIC COMPANY I   VALIC COMPANY I    VALIC COMPANY I
                     HIGH WATERMARK FUND MID CAP STRATEGIC GROWTH SMALL CAP SPECIAL     SMALL MID     SMALL CAP AGGRESSIVE
                            FUND                   FUND              VALUES FUND       GROWTH FUND        GRWOTH FUND
                     ------------------------------------------------------------------------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF
DECEMBER 31,
2009                     DIVISION 82           DIVISION 83           DIVISION 84       DIVISION 85        DIVISION 86
-------------------  -----------------------------------------------------------------------------------------------------
ASSETS AND
 LIABILITIES:
  Investments
   in Shares
   Of Mutual
   Funds, at
   Fair Value          $    12,043,728       $    252,520,913     $    184,032,549  $     95,308,626    $    69,250,498
  Balance Due
   From (To)
   VALIC
   General
   Account,
   Net                          (5,019)               (96,895)             (55,463)          (17,501)           (41,361)
  Receivable
   (Payable)
   For Mutual
   Fund Sales
   (Purchases),
   Net                           3,277                180,856              108,997            42,012             83,740
                     -----------------------------------------------------------------------------------------------------
Net Assets &
 Liabilities           $    12,041,986       $    252,604,874     $    184,086,083  $     95,333,137    $    69,292,877
                     =====================================================================================================
CONTRACT
 OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract
   Loans -
   Partial
   Withdrawals
   with Right
   of
   Reinvestment)       $    12,041,986       $    252,562,251     $    183,903,747  $     95,324,182    $    69,290,049
  Reserves For
   Annuity
   Contracts
   On Benefit                       --                 42,623              182,336             8,955              2,828
                     -----------------------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves                   12,041,986            252,604,874          184,086,083        95,333,137         69,292,877
  Capital
   Surplus                          --                     --                   --                --                 --
                     -----------------------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves and
 Capital
 Surplus               $    12,041,986       $    252,604,874     $    184,086,083  $     95,333,137    $    69,292,877
                     =====================================================================================================
NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding         $    12,041,986       $    252,562,251     $    183,903,747  $     95,324,182    $    69,290,049
  Contracts in
   Payout
   (Annuitization)
   Period                           --                 42,623              182,336             8,955              2,828
  Funds
   Retained in
   Separate
   Account A
   by VALIC                         --                     --                   --                --                 --
                     -----------------------------------------------------------------------------------------------------
TOTAL NET
 ASSETS                $    12,041,986       $    252,604,874     $    184,086,083  $     95,333,137    $    69,292,877
                     =====================================================================================================
TOTAL UNITS
 OUTSTANDING            13,152,788.788        221,862,759.234      213,946,727.132   112,722,385.544     67,301,040.663
                     =====================================================================================================
STATEMENT
OF
OPERATIONS
FOR THE YEAR
ENDED
DECEMBER 31,
2009
---------------------
INVESTMENT
 INCOME:
  Dividends
   From
   Mutual
   Funds               $       261,354       $      1,285,321     $      2,961,888  $        189,798    $         6,652
EXPENSES:
  Mortality
   And
   Expense
   Risk
   Charge                      150,307              1,982,832            1,475,028           756,296            479,209
  Reimbursements
   Of
   Expenses                         --                     --                   --                --                 --
                     -----------------------------------------------------------------------------------------------------
Net Investment
 Income
 (Loss)                $       111,047       $       (697,511)    $      1,486,860  $       (566,498)   $      (472,557)
                     -----------------------------------------------------------------------------------------------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized
   Gains
   (Losses) on
   Sale of
   Fund
   Shares              $      (760,720)      $    (13,627,251)    $    (14,046,262) $     (4,221,755)   $    (2,753,711)
  Capital Gains
   Distributions
   From
   Mutual
   Funds                            --                     --                   --                --                 --
                     -----------------------------------------------------------------------------------------------------
Realized Gains
 (Losses) On
 Investments                  (760,720)           (13,627,251)         (14,046,262)       (4,221,755)        (2,753,711)
                     -----------------------------------------------------------------------------------------------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                       (240,947)            92,958,452           55,443,526        31,658,154         24,209,015
                     -----------------------------------------------------------------------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS            $      (890,620)      $     78,633,690     $     42,884,124  $     26,869,901    $    20,982,747
                     =====================================================================================================

                      VALIC COMPANY I
                       GLOBAL EQUITY
                           FUND
                     -----------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF
DECEMBER 31,
2009                    DIVISION 87
-------------------  -----------------
ASSETS AND
 LIABILITIES:
  Investments
   in Shares
   Of Mutual
   Funds, at
   Fair Value        $    248,218,683
  Balance Due
   From (To)
   VALIC
   General
   Account,
   Net                        (50,102)
  Receivable
   (Payable)
   For Mutual
   Fund Sales
   (Purchases),
   Net                        241,508
                     -----------------
Net Assets &
 Liabilities         $    248,410,089
                     =================
CONTRACT
 OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract
   Loans -
   Partial
   Withdrawals
   with Right
   of
   Reinvestment)     $    248,269,966
  Reserves For
   Annuity
   Contracts
   On Benefit                 140,123
                     -----------------
Total Contract
 Owner
 Reserves                 248,410,089
  Capital
   Surplus                         --
                     -----------------
Total Contract
 Owner
 Reserves and
 Capital
 Surplus             $    248,410,089
                     =================
NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding       $    248,269,966
  Contracts in
   Payout
   (Annuitization)
   Period                     140,123
  Funds
   Retained in
   Separate
   Account A
   by VALIC                        --
                     -----------------
TOTAL NET
 ASSETS              $    248,410,089
                     =================
TOTAL UNITS
 OUTSTANDING          282,505,385.024
                     =================
STATEMENT
OF
OPERATIONS
FOR THE YEAR
ENDED
DECEMBER 31,
2009
---------------------
INVESTMENT
 INCOME:
  Dividends
   From
   Mutual
   Funds             $        775,126
EXPENSES:
  Mortality
   And
   Expense
   Risk
   Charge                   1,985,095
  Reimbursements
   Of
   Expenses                        --
                     -----------------
Net Investment
 Income
 (Loss)              $     (1,209,969)
                     -----------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized
   Gains
   (Losses) on
   Sale of
   Fund
   Shares            $    (22,828,866)
  Capital Gains
   Distributions
   From
   Mutual
   Funds                           --
                     -----------------
Realized Gains
 (Losses) On
 Investments              (22,828,866)
                     -----------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                    79,123,902
                     -----------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS          $     55,085,067
                     =================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                                           VALIC COMPANY I   VALIC COMPANY I
                                                                                           GLOBAL STRATEGY    FOREIGN VALUE
                                                                                                FUND              FUND
                                                                                          ------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009                                                                      DIVISION 88       DIVISION 89
----------------------------------------------------------------------------------------  -----------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at Fair Value                                    $    409,055,041  $    809,785,005
  Balance Due From (To) VALIC General Account, Net                                                 (63,610)           12,660
  Receivable (Payable) For Mutual Fund Sales (Purchases), Net                                      359,710           715,265
                                                                                          -----------------------------------
Net Assets & Liabilities                                                                  $    409,351,141  $    810,512,930
                                                                                          ===================================
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable Contract Loans - Partial
   Withdrawals with Right of Reinvestment)                                                $    408,994,761  $    810,374,473
  Reserves For Annuity Contracts On Benefit                                                        356,380           138,457
                                                                                          -----------------------------------
Total Contract Owner Reserves                                                                  409,351,141       810,512,930
  Capital Surplus                                                                                       --                --
                                                                                          -----------------------------------
Total Contract Owner Reserves and Capital Surplus                                         $    409,351,141  $    810,512,930
                                                                                          ===================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                                                          $    408,994,761  $    810,374,473
  Contracts in Payout (Annuitization) Period                                                       356,380           138,457
  Funds Retained in Separate Account A by VALIC                                                         --                --
                                                                                          -----------------------------------
TOTAL NET ASSETS                                                                          $    409,351,141  $    810,512,930
                                                                                          ===================================
TOTAL UNITS OUTSTANDING                                                                    320,247,220.955   751,756,511.169
                                                                                          ===================================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                             $     37,023,509  $     19,069,199
EXPENSES:
  Mortality And Expense Risk Charge                                                              3,494,423         6,359,749
  Reimbursements Of Expenses                                                                            --                --
                                                                                          -----------------------------------
Net Investment Income (Loss)                                                              $     33,529,086  $     12,709,450
                                                                                          -----------------------------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of Fund Shares                                          $    (11,654,556) $    (44,059,233)
  Capital Gains Distributions From Mutual Funds                                                         --                --
                                                                                          -----------------------------------
Realized Gains (Losses) On Investments                                                         (11,654,556)      (44,059,233)
                                                                                          -----------------------------------
Change in Unrealized Appreciation (Depreciation) During The Period                              53,118,209       287,030,737
                                                                                          -----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                         $     74,992,739  $    255,680,954
                                                                                          ===================================

                                                                                           VALIC COMPANY I
                                                                                          GLOBAL REAL ESTATE
                                                                                                 FUND
                                                                                          ------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009                                                                      DIVISION 101
----------------------------------------------------------------------------------------  ------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at Fair Value                                     $    270,349,279
  Balance Due From (To) VALIC General Account, Net                                                 (110,881)
  Receivable (Payable) For Mutual Fund Sales (Purchases), Net                                       237,930
                                                                                          ------------------
Net Assets & Liabilities                                                                   $    270,476,328
                                                                                          ==================
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable Contract Loans - Partial
   Withdrawals with Right of Reinvestment)                                                 $    261,932,268
  Reserves For Annuity Contracts On Benefit                                                              --
                                                                                          ------------------
Total Contract Owner Reserves                                                                   261,932,268
  Capital Surplus                                                                                 8,544,060
                                                                                          ------------------
Total Contract Owner Reserves and Capital Surplus                                          $    270,476,328
                                                                                          ==================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                                                           $    261,932,268
  Contracts in Payout (Annuitization) Period                                                             --
  Funds Retained in Separate Account A by VALIC                                                   8,544,060
                                                                                          ------------------
TOTAL NET ASSETS                                                                           $    270,476,328
                                                                                          ==================
TOTAL UNITS OUTSTANDING                                                                     312,026,682.728
                                                                                          ==================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                              $     27,329,002
EXPENSES:
  Mortality And Expense Risk Charge                                                               1,993,688
  Reimbursements Of Expenses                                                                             --
                                                                                          ------------------
Net Investment Income (Loss)                                                               $     25,335,314
                                                                                          ------------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of Fund Shares                                           $     (5,405,762)
  Capital Gains Distributions From Mutual Funds                                                          --
                                                                                          ------------------
Realized Gains (Losses) On Investments                                                           (5,405,762)
                                                                                          ------------------
Change in Unrealized Appreciation (Depreciation) During The Period                               46,966,841
                                                                                          ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                          $     66,896,393
                                                                                          ==================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2009

                                                                              NET ASSET VALUE   NET ASSET
UNDERLYING FUND                                      DIVISION     SHARES         PER SHARE        VALUE           COST
----------------------------------------------------------------------------------------------------------------------------
VALIC Company I Capital Conservation Fund               1         269,487.417     $ 9.03      $    2,433,470 $    2,535,390
VALIC Company I Money Market I Fund                     2       1,067,255.809       1.00           1,067,255      1,067,256
VALIC Company I Mid Cap Index Fund                      4     123,455,938.428      16.41       2,025,911,950  2,427,972,870
VALIC Company I Asset Allocation Fund                   5      13,810,100.329       9.34         128,986,336    151,432,281
VALIC Company I Money Market I Fund                     6     428,299,392.984       1.00         428,299,393    428,299,390
VALIC Company I Capital Conservation Fund               7      12,906,215.274       9.03         116,543,125    122,428,314
VALIC Company I Government Securities Fund              8      11,965,027.283      10.30         123,239,784    125,855,112
VALIC Company I Stock Index Fund                       10A      5,307,074.714      22.29         118,294,649    139,774,881
VALIC Company I Stock Index Fund                       10B        470,434.618      22.29          10,485,988     12,282,421
VALIC Company I Stock Index Fund                       10C    128,000,012.427      22.29       2,853,120,324  3,573,490,704
VALIC Company I Stock Index Fund                       10D        634,550.224      22.29          14,144,124     17,118,852
VALIC Company I International Equities Fund            11     140,492,421.098       6.07         852,788,998  1,115,012,451
VALIC Company I Global Social Awareness Fund           12      21,050,125.640      13.37         281,440,179    376,848,691
VALIC Company I International Government Bond Fund     13      12,772,877.965      12.04         153,785,451    157,163,948
VALIC Company I Small Cap Index Fund                   14      67,415,578.525      11.44         771,234,215  1,000,197,009
VALIC Company I Core Equity Fund                       15      21,296,193.342      10.91         232,341,467    300,596,908
VALIC Company I Growth & Income Fund                   16       7,401,248.407      10.88          80,525,584    102,857,107
VALIC Company I Science & Technology Fund              17      55,974,556.341      13.13         734,945,924    838,417,935
VALIC Company I Small Cap Fund                         18      35,836,353.886       7.77         278,448,470    352,779,823
VALIC Company I International Growth I Fund            20      54,005,355.796      10.02         541,133,663    534,593,196
VALIC Company I Core Value Fund                        21      16,114,751.734       7.58         122,149,818    150,580,581
Vanguard Long-Term Investment-Grade Fund               22      19,130,237.988       8.92         170,641,719    171,998,220
Vanguard Long-Term Treasury Fund                       23      29,068,367.445      10.90         316,845,205    337,525,958
Vanguard Windsor II Fund                               24      61,732,886.411      23.68       1,461,834,751  1,759,193,776
Vanguard Wellington Fund                               25      48,343,110.379      28.85       1,394,698,734  1,470,173,450
VALIC Company II International Small Cap Equity        33      51,975,484.158      11.45         595,119,293    785,177,124
VALIC Company II Small Cap Growth Fund                 35       4,301,000.104      10.36          44,558,361     51,927,859
VALIC Company II Small Cap Value Fund                  36      34,039,427.922      10.75         365,923,850    411,376,566
VALIC Company II Mid Cap Growth Fund                   37      27,726,747.081       6.58         182,441,996    205,926,349
VALIC Company II Mid Cap Value Fund                    38      35,889,400.233      13.90         498,862,663    588,877,212
VALIC Company II Capital Appreciation Fund             39       3,423,994.222       8.47          29,001,230     33,737,618
VALIC Company II Large Cap Value Fund                  40      16,241,424.448       9.73         158,029,060    228,802,387
VALIC Company II Socially Responsible Fund             41      74,049,237.603       9.78         724,201,545    904,434,171
VALIC Company II Money Market II Fund                  44     227,027,875.782       1.00         227,027,871    227,027,872
VALIC Company I Nasdaq-100(R) Index Fund               46      20,031,464.073       5.04         100,958,580     93,150,572
VALIC Company II Aggressive Growth Lifestyle Fund      48      14,340,881.855       7.48         107,269,796    127,817,869
VALIC Company II Moderate Growth Lifestyle Fund        49      15,350,708.895      10.72         164,559,600    175,686,802
VALIC Company II Conservative Growth Lifestyle Fund    50       6,534,862.423       9.97          65,152,579     66,940,842
Vanguard LifeStrategy Growth Fund                      52       6,351,937.541      19.56         124,243,899    136,238,395
Vanguard LifeStrategy Moderate Growth Fund             53       7,786,899.081      17.69         137,750,246    146,699,604
Vanguard LifeStrategy Conservative Growth Fund         54       3,559,320.564      15.12          53,816,927     56,214,029
VALIC Company II Core Bond Fund                        58      13,913,468.393       9.80         136,351,990    138,533,416
VALIC Company II Strategic Bond Fund                   59      33,128,042.262      10.39         344,200,360    356,599,554
VALIC Company II High Yield Bond Fund                  60      28,008,324.087       6.88         192,697,270    221,860,850
Ariel Fund                                             68       8,452,214.176      38.56         325,917,379    398,560,639
Ariel Appreciation Fund                                69       7,074,249.084      35.45         250,782,130    279,205,810
Lou Holland Growth Fund                                70       2,518,805.514      17.94          45,187,372     43,695,902
VALIC Company I Blue Chip Growth Fund                  72      49,042,338.852       8.97         439,909,779    442,134,810
VALIC Company I Health Sciences Fund                   73      18,968,270.283       9.14         173,369,990    188,072,976
VALIC Company I Value Fund                             74      18,509,986.835       8.45         156,409,389    191,762,947

UNDERLYING FUND                                      LEVEL /(1)/
----------------------------------------------------------------
VALIC Company I Capital Conservation Fund                1
VALIC Company I Money Market I Fund                      1
VALIC Company I Mid Cap Index Fund                       1
VALIC Company I Asset Allocation Fund                    1
VALIC Company I Money Market I Fund                      1
VALIC Company I Capital Conservation Fund                1
VALIC Company I Government Securities Fund               1
VALIC Company I Stock Index Fund                         1
VALIC Company I Stock Index Fund                         1
VALIC Company I Stock Index Fund                         1
VALIC Company I Stock Index Fund                         1
VALIC Company I International Equities Fund              1
VALIC Company I Global Social Awareness Fund             1
VALIC Company I International Government Bond Fund       1
VALIC Company I Small Cap Index Fund                     1
VALIC Company I Core Equity Fund                         1
VALIC Company I Growth & Income Fund                     1
VALIC Company I Science & Technology Fund                1
VALIC Company I Small Cap Fund                           1
VALIC Company I International Growth I Fund              1
VALIC Company I Core Value Fund                          1
Vanguard Long-Term Investment-Grade Fund                 1
Vanguard Long-Term Treasury Fund                         1
Vanguard Windsor II Fund                                 1
Vanguard Wellington Fund                                 1
VALIC Company II International Small Cap Equity          1
VALIC Company II Small Cap Growth Fund                   1
VALIC Company II Small Cap Value Fund                    1
VALIC Company II Mid Cap Growth Fund                     1
VALIC Company II Mid Cap Value Fund                      1
VALIC Company II Capital Appreciation Fund               1
VALIC Company II Large Cap Value Fund                    1
VALIC Company II Socially Responsible Fund               1
VALIC Company II Money Market II Fund                    1
VALIC Company I Nasdaq-100(R) Index Fund                 1
VALIC Company II Aggressive Growth Lifestyle Fund        1
VALIC Company II Moderate Growth Lifestyle Fund          1
VALIC Company II Conservative Growth Lifestyle Fund      1
Vanguard LifeStrategy Growth Fund                        1
Vanguard LifeStrategy Moderate Growth Fund               1
Vanguard LifeStrategy Conservative Growth Fund           1
VALIC Company II Core Bond Fund                          1
VALIC Company II Strategic Bond Fund                     1
VALIC Company II High Yield Bond Fund                    1
Ariel Fund                                               1
Ariel Appreciation Fund                                  1
Lou Holland Growth Fund                                  1
VALIC Company I Blue Chip Growth Fund                    1
VALIC Company I Health Sciences Fund                     1
VALIC Company I Value Fund                               1

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2009

                                                                       NET ASSET VALUE  NET ASSET
UNDERLYING FUND                                DIVISION     SHARES        PER SHARE       VALUE       COST     LEVEL /(1)/
--------------------------------------------------------------------------------------------------------------------------
VALIC Company I Broad Cap Value Income Fund      75      2,381,288.908       8.68       20,669,588  24,189,475     1
VALIC Company I Large Cap Core Fund              76     11,284,285.850       9.71      109,570,415 102,911,673     1
VALIC Company I Inflation Protected Fund         77     20,013,473.054       9.77      195,531,631 197,595,999     1
VALIC Company I Growth Fund                      78     73,866,030.050       9.36      691,386,042 689,344,268     1
VALIC Company I Large Capital Growth Fund        79     37,112,628.864      10.04      372,610,793 395,642,527     1
SunAmerica 2015 High Watermark Fund              81      2,916,466.909       9.55       27,852,260  30,402,880     1
SunAmerica 2020 High Watermark Fund              82      1,528,392.000       7.88       12,043,728  15,094,250     1
VALIC Company I Mid Cap Strategic Growth
  Fund                                           83     25,952,817.298       9.73      252,520,913 288,988,628     1
VALIC Company I Small Cap Special Values Fund    84     24,151,253.122       7.62      184,032,549 240,926,970     1
VALIC Company I Small Mid Growth Fund            85     11,414,206.545       8.35       95,308,626 111,939,389     1
VALIC Company I Small Cap Aggressive Growth
  Fund                                           86      7,551,853.391       9.17       69,250,498  70,546,043     1
VALIC Company I Global Equity Fund               87     33,184,316.055       7.48      248,218,683 335,805,679     1
VALIC Company I Global Strategy Fund             88     39,370,071.168      10.39      409,055,041 437,868,820     1
VALIC Company I Foreign Value Fund               89     92,758,877.978       8.73      809,785,005 929,388,857     1
VALIC Company I Global Real Estate Fund          101    35,807,851.521       7.55      270,349,279 246,031,714     1



/(1)/ Represents the level within the fair value hieracrchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                VALIC COMPANY I            VALIC COMPANY I            VALIC COMPANY I
                                             CAPITAL CONSERVATION       CAPITAL CONSERVATION        MONEY MARKET I FUND
                                                     FUND                       FUND                       FUND
                                           -------------------------------------------------------------------------------
                                                  DIVISION 1                 DIVISION 7                 DIVISION 2
                                           -------------------------------------------------------------------------------
                                             FOR THE      FOR THE      FOR THE       FOR THE       FOR THE      FOR THE
                                            YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                           DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                               2009         2008         2009          2008          2009         2008
                                           -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
 Net Investment Income (Loss).............  $   90,665   $  166,946  $  4,390,293  $  7,404,481   $   (7,966)  $   16,817
 Net Realized Gains (Losses) From
   Securities Transactions................     (38,259)      (2,342)   (1,207,376)     (463,011)          --           --
 Net Change In Unrealized Appreciation
   (Depreciation) During The Period.......     190,795     (271,769)    7,144,866   (12,056,903)          --           --
                                           ------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From
  Operations..............................     243,201     (107,165)   10,327,783    (5,115,433)      (7,966)      16,817
                                           ------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners.................................      51,648       26,801     7,090,265    10,143,738       27,069       41,573
 Surrenders Of Accumulation Units By
   Terminations And Withdrawals...........    (359,045)    (325,074)  (13,008,519)  (16,283,566)    (148,737)    (410,253)
 Annuity Benefit Payments.................      (1,968)         (77)       (4,697)       (4,736)          --           --
 Transfers Between Subaccounts (including
   fixed account), Net....................    (191,928)       5,235     3,018,668   (54,393,608)    (146,863)     379,934
 Contract Charges.........................      (1,508)      (1,803)      (61,361)      (61,833)        (390)        (625)
 Adjustments to Net Assets Allocated to
   Contracts in Payout Period.............     243,602        4,736        (2,622)       (2,830)          --           --
 Increase (decrease) in Amounts Retained
   in Separate Account A..................          --           --            --            --           --           --
                                           ------------------------------------------------------------------------------
 Net Increase (Decrease) In Net Assets
   From Contract Transactions.............    (259,199)    (290,182)   (2,968,266)  (60,602,835)    (268,921)      10,629
                                           ------------------------------------------------------------------------------
Total Increase (Decrease) In Net Assets...     (15,998)    (397,347)    7,359,517   (65,718,268)    (276,887)      27,446

NET ASSETS:
Beginning Of Period.......................   2,452,324    2,849,671   109,393,273   175,111,541    1,343,978    1,316,532
                                           ------------------------------------------------------------------------------
End Of Period.............................  $2,436,326   $2,452,324  $116,752,790  $109,393,273   $1,067,091   $1,343,978
                                           ==============================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                     VALIC COMPANY I                VALIC COMPANY I                VALIC COMPANY I
                                   MONEY MARKET I FUND               MID CAP INDEX                ASSET ALLOCATION
                                          FUND                            FUND                          FUND
                              ------------------------------------------------------------------------------------------
                                       DIVISION 6                      DIVISION 4                    DIVISION 5
                              ------------------------------------------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE          FOR THE        FOR THE       FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED     YEAR ENDED    YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                   2009           2008           2009             2008           2009          2008
                              ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income
   (Loss)                     $  (2,938,285) $   6,047,579  $   13,604,824  $     6,636,374  $  2,411,161  $  3,123,979
 Net Realized Gains (Losses)
   From Securities
   Transactions                          --             --     (45,071,863)     245,612,778    (8,078,820)   (3,081,040)
 Net Change In Unrealized
   Appreciation
   (Depreciation) During
   The Period                            --             --     578,527,037   (1,215,208,133)   29,109,776   (36,230,336)
                              -----------------------------------------------------------------------------------------
Increase (Decrease) In Net
  Assets From Operations         (2,938,285)     6,047,579     547,059,998     (962,958,981)   23,442,117   (36,187,397)
                              -----------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners              131,621,114    192,638,776     161,255,547      233,442,565     5,281,271     8,681,207
 Surrenders Of
   Accumulation Units By
   Terminations And
   Withdrawals                 (112,290,222)  (130,447,555)   (162,073,044)    (217,805,353)  (11,080,305)  (14,980,013)
 Annuity Benefit Payments            (1,375)        (1,421)       (185,244)        (143,363)      (19,595)      (24,311)
 Transfers Between
   Subaccounts (including
   fixed account), Net          (84,550,118)   (23,869,805)    (74,629,100)    (403,296,603)   (1,358,535)  (12,796,063)
 Contract Charges                  (266,118)      (267,826)       (882,045)        (854,587)      (46,807)      (47,098)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                      1,062           (581)       (226,214)           1,478         4,913         4,761
 Increase (decrease) in
   Amounts Retained in
   Separate Account A                    --             --              --               --            --            --
                              -----------------------------------------------------------------------------------------
 Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                 (65,485,657)    38,051,588     (76,740,100)    (388,655,863)   (7,219,058)  (19,161,517)
                              -----------------------------------------------------------------------------------------
Total Increase (Decrease) In
  Net Assets                    (68,423,942)    44,099,167     470,319,898   (1,351,614,844)   16,223,059   (55,348,914)

NET ASSETS:
Beginning Of Period             496,906,841    452,807,674   1,556,654,019    2,908,268,863   112,752,046   168,100,960
                              -----------------------------------------------------------------------------------------
End Of Period                 $ 428,482,899  $ 496,906,841  $2,026,973,917  $ 1,556,654,019  $128,975,105  $112,752,046
                              =========================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                        GOVERNMENT SECURITIES            STOCK INDEX                 STOCK INDEX
                                                FUND                         FUND                       FUND
                                     ----------------------------------------------------------------------------------
                                             DIVISION 8                  DIVISION 10A               DIVISION 10B
                                     ----------------------------------------------------------------------------------
                                       FOR THE       FOR THE       FOR THE        FOR THE       FOR THE      FOR THE
                                      YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED
                                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                         2009          2008          2009           2008          2009         2008
                                     ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)        $  3,323,163  $  2,294,042  $  1,438,801  $   1,765,852  $   156,308  $   260,226
 Net Realized Gains (Losses) From
   Securities Transactions                893,022     1,000,334    (1,972,721)    18,959,067     (411,098)   1,703,225
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                  (11,705,332)    8,371,757    24,686,049    (93,674,393)   2,321,575   (8,501,131)
                                     ---------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                      (7,489,147)   11,666,133    24,152,129    (72,949,474)   2,066,785   (6,537,680)
                                     ---------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                              10,470,643    11,612,528       787,594        932,197       27,226       11,532
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                        (19,189,818)  (16,867,441)  (11,938,924)   (22,200,730)  (1,128,640)  (1,489,116)
 Annuity Benefit Payments                 (35,900)      (36,460)     (291,368)      (463,013)     (35,215)     (56,355)
 Transfers Between Subaccounts
   (including fixed account), Net     (20,845,284)   51,473,607    (2,816,438)    (5,496,547)    (573,124)    (425,013)
 Contract Charges                         (54,751)      (48,220)           --             --           --           --
 Adjustments to Net Assets
   Allocated to Contracts in Payout
   Period                                 (12,913)          146      (243,181)      (237,894)       9,622      (75,154)
 Increase (decrease) in Amounts
   Retained in Separate Account A              --            --            --             --           --           --
                                     ---------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                       (29,668,023)   46,134,160   (14,502,317)   (27,465,987)  (1,700,131)  (2,034,106)
                                     ---------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                              (37,157,170)   57,800,293     9,649,812   (100,415,461)     366,654   (8,571,786)

NET ASSETS:
Beginning Of Period                   160,407,367   102,607,074   108,674,270    209,089,731   10,109,097   18,680,883
                                     ---------------------------------------------------------------------------------
End Of Period                        $123,250,197  $160,407,367  $118,324,082  $ 108,674,270  $10,475,751  $10,109,097
                                     =================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                          VALIC COMPANY I               VALIC COMPANY I              VALIC COMPANY I
                                            STOCK INDEX                   STOCK INDEX            INTERNATIONAL EQUITIES
                                                FUND                          FUND                        FUND
                                  -----------------------------------------------------------------------------------------
                                            DIVISION 10C                  DIVISION 10D                 DIVISION 11
                                  -----------------------------------------------------------------------------------------
                                     FOR THE          FOR THE        FOR THE      FOR THE       FOR THE        FOR THE
                                    YEAR ENDED       YEAR ENDED     YEAR ENDED   YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,     DECEMBER 31,   DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009             2008           2009         2008          2009           2008
                                  -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income
   (Loss)                         $   37,365,967  $    38,528,457  $   174,961  $    211,389  $ 13,478,178  $   21,898,687
 Net Realized Gains (Losses)
   From Securities
   Transactions                       (2,499,234)     416,206,232     (415,123)    2,139,773   (46,331,780)    110,371,840
 Net Change In Unrealized
   Appreciation
   (Depreciation) During The
   Period                            522,384,411   (2,001,379,501)   3,034,093   (10,704,909)  218,793,037    (622,277,765)
                                  ----------------------------------------------------------------------------------------
Increase (Decrease) In Net
  Assets From Operations             557,251,144   (1,546,644,812)   2,793,931    (8,353,747)  185,939,435    (490,007,238)
                                  ----------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   189,069,802      291,819,980       94,840       208,898    93,582,694     137,360,087
 Surrenders Of Accumulation
   Units By Terminations
   And Withdrawals                  (221,408,244)    (356,987,880)  (1,053,015)   (2,292,024)  (72,019,218)    (76,907,741)
 Annuity Benefit Payments               (210,916)        (307,429)      (8,501)      (11,480)      (13,348)        (22,926)
 Transfers Between
   Subaccounts (including
   fixed account), Net                31,589,841     (681,322,068)    (416,859)   (1,136,339)  (19,205,772)     28,652,135
 Contract Charges                     (1,327,259)      (1,379,253)      (4,100)       (5,270)     (426,377)       (419,702)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                        (186,743)         109,107        2,468         3,190       (27,184)          7,956
 Increase (decrease) in
   Amounts Retained in
   Separate Account A                         --               --           --            --            --              --
                                  ----------------------------------------------------------------------------------------
 Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                       (2,473,519)    (748,067,543)  (1,385,167)   (3,233,025)    1,890,795      88,669,809
                                  ----------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             554,777,625   (2,294,712,355)   1,408,764   (11,586,772)  187,830,230    (401,337,429)

NET ASSETS:
Beginning Of Period                2,300,075,639    4,594,787,994   12,734,353    24,321,125   665,748,112   1,067,085,541
                                  ----------------------------------------------------------------------------------------
End Of Period                     $2,854,853,264  $ 2,300,075,639  $14,143,117  $ 12,734,353  $853,578,342  $  665,748,112
                                  ========================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         VALIC COMPANY I              VALIC COMPANY I              VALIC COMPANY I
                                     GLOBAL SOCIAL AWARENESS       INT'L GOVERNMENT BOND           SMALL CAP INDEX
                                               FUND                        FUND                         FUND
                                   --------------------------------------------------------------------------------------
                                           DIVISION 12                  DIVISION 13                  DIVISION 14
                                   --------------------------------------------------------------------------------------
                                     FOR THE        FOR THE       FOR THE       FOR THE       FOR THE        FOR THE
                                    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009           2008          2009          2008          2009           2008
                                   -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income (Loss)      $  4,444,990  $   5,427,112  $  4,512,368  $  7,932,937  $  5,522,009  $    5,741,845
 Net Realized Gains (Losses)
   From Securities Transactions     (56,898,533)      (446,632)   (2,290,723)   (5,658,752)  (40,523,260)     58,911,492
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                119,345,749   (225,464,892)   11,828,688    (7,351,651)  196,666,077    (425,417,939)
                                   -------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    66,892,206   (220,484,412)   14,050,333    (5,077,466)  161,664,826    (360,764,602)
                                   -------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   22,825,945     48,602,805     8,198,029    12,323,209    79,757,027     120,958,178
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (21,872,592)   (39,980,113)  (18,255,686)  (17,371,081)  (60,379,448)    (83,109,435)
 Annuity Benefit Payments               (10,587)       (25,872)       (4,977)       (4,867)      (24,778)        (34,502)
 Transfers Between Subaccounts
   (including fixed account),
   Net                              (84,201,636)    64,744,527    (6,637,757)   24,881,077   (57,184,815)   (182,400,269)
 Contract Charges                      (126,110)      (123,109)      (83,781)      (88,129)     (438,973)       (436,125)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                        (31,696)        36,381        (1,038)         (893)        2,689          (9,676)
 Increase (decrease) in Amounts
   Retained in Separate
   Account A                                 --             --            --            --            --              --
                                   -------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (83,416,676)    73,254,619   (16,785,210)   19,739,316   (38,268,298)   (145,031,829)
                                   -------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                            (16,524,470)  (147,229,793)   (2,734,877)   14,661,850   123,396,528    (505,796,431)

NET ASSETS:
Beginning Of Period                 298,048,694    445,278,487   156,540,359   141,878,509   648,197,502   1,153,993,933
                                   -------------------------------------------------------------------------------------
End Of Period                      $281,524,224  $ 298,048,694  $153,805,482  $156,540,359  $771,594,030  $  648,197,502
                                   =====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                           CORE EQUITY               GROWTH & INCOME           SCIENCE & TECHNOLOGY
                                               FUND                        FUND                        FUND
                                   ---------------------------  -------------------------  ---------------------------
                                           DIVISION 15                 DIVISION 16                 DIVISION 17
                                   ---------------------------  -------------------------  ---------------------------
                                     FOR THE        FOR THE       FOR THE      FOR THE       FOR THE        FOR THE
                                    YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009           2008          2009         2008          2009           2008
                                   ------------  -------------  ------------ ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $  2,262,982  $     (89,478) $ 1,063,035  $    982,776  $ (4,901,939) $  (7,051,176)
 Net Realized Gains (Losses)
   From Securities Transactions      (3,898,762)   (11,911,449)  (4,816,827)    4,616,273    (4,234,884)   (68,960,234)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 43,849,710   (124,840,825)  17,452,089   (51,822,963)  296,474,550   (348,278,008)
                                   -----------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    42,213,930   (136,841,752)  13,698,297   (46,223,914)  287,337,727   (424,289,418)
                                   -----------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                    9,421,890     13,676,008    4,350,316     6,035,376    35,868,391     47,266,946
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (19,020,438)   (33,405,134)  (7,243,845)  (11,440,435)  (50,649,993)   (71,343,817)
 Annuity Benefit Payments               (13,145)       (19,072)      (3,808)       (5,838)      (24,924)       (33,721)
 Transfers Between Subaccounts
   (including fixed account), Net   (11,106,628)   (26,884,157)  (3,675,703)   (6,705,708)     (889,270)   (64,119,483)
 Contract Charges                      (114,287)      (128,681)     (44,398)      (46,286)     (340,655)      (364,051)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                         (8,364)       (35,264)      (2,665)      (21,998)      (81,816)         6,444
 Increase (decrease) in Amounts
   Retained in Separate Account
   A                                         --             --           --            --            --             --
                                   -----------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (20,840,972)   (46,796,300)  (6,620,103)  (12,184,889)  (16,118,267)   (88,587,682)
                                   -----------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             21,372,958   (183,638,052)   7,078,194   (58,408,803)  271,219,460   (512,877,100)

NET ASSETS:
Beginning Of Period                 211,016,325    394,654,377   73,440,266   131,849,069   463,865,702    976,742,802
                                   -----------------------------------------------------------------------------------
End Of Period                      $232,389,283  $ 211,016,325  $80,518,460  $ 73,440,266  $735,085,162  $ 463,865,702
                                   ===================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         VALIC COMPANY I              VALIC COMPANY I              VALIC COMPANY I
                                            SMALL CAP              INTERNATIONAL GROWTH I            CORE VALUE
                                               FUND                         FUND                        FUND
                                   -------------------------------------------------------------------------------------
                                           DIVISION 18                  DIVISION 20                  DIVISION 21
                                   -------------------------------------------------------------------------------------
                                     FOR THE        FOR THE       FOR THE        FOR THE       FOR THE       FOR THE
                                    YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                       2009           2008          2009           2008          2009          2008
                                   -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $ (1,063,075) $  (2,046,157) $  5,538,899  $   4,093,350  $  1,824,905  $  2,143,218
 Net Realized Gains (Losses)
   From Securities Transactions     (14,612,509)     5,356,800    (9,072,060)    15,983,840    (6,950,025)    4,964,749
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 75,379,786   (140,779,026)  139,969,194   (329,296,337)   22,535,526   (73,931,380)
                                   ------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    59,704,202   (137,468,383)  136,436,033   (309,219,147)   17,410,406   (66,823,413)
                                   ------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   12,003,947     17,060,046    41,454,122     52,981,988     6,632,918    10,617,268
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (22,606,805)   (36,161,587)  (42,547,528)   (54,783,605)   (8,999,981)  (19,801,564)
 Annuity Benefit Payments               (14,109)       (20,475)      (32,142)       (39,935)       (3,658)       (4,909)
 Transfers Between Subaccounts
   (including fixed account), Net   (11,451,926)   (32,674,781)   (5,290,194)    21,043,834      (340,287)  (23,040,854)
 Contract Charges                      (117,923)      (126,830)     (227,309)      (230,274)      (51,664)      (57,682)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                         (8,620)       (32,899)       (6,241)        (9,867)       (6,054)         (892)
 Increase (decrease) in Amounts
   Retained in Separate Account
   A                                         --             --            --             --            --            --
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (22,195,436)   (51,956,526)   (6,649,292)    18,962,141    (2,768,726)  (32,288,633)
                                   ------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             37,508,766   (189,424,909)  129,786,741   (290,257,006)   14,641,680   (99,112,046)

NET ASSETS:
Beginning Of Period                 241,028,567    430,453,476   411,760,088    702,017,094   107,563,483   206,675,529
                                   ------------------------------------------------------------------------------------
End Of Period                      $278,537,333  $ 241,028,567  $541,546,829  $ 411,760,088  $122,205,163  $107,563,483
                                   ====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VANGUARD                         VANGUARD                      VANGUARD
                                  LONG-TERM INVESTMENT GRADE FUND      LONG-TERM TREASURY                WINDSOR II
                                             FUND                             FUND                          FUND
                                  --------------------------------------------------------------------------------------------
                                          DIVISION 22                     DIVISION 23                    DIVISION 24
                                  --------------------------------------------------------------------------------------------
                                    FOR THE         FOR THE          FOR THE       FOR THE        FOR THE         FOR THE
                                   YEAR ENDED      YEAR ENDED       YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                  DECEMBER 31,    DECEMBER 31,     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                      2009            2008             2009          2008           2009            2008
                                  --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income
   (Loss)                         $  8,267,852    $  8,365,157    $  11,274,821  $ 12,313,038  $   18,007,106  $   26,315,119
 Net Realized Gains (Losses)
   From Securities
   Transactions                     (2,161,199)     (5,103,293)      16,686,164     4,971,052     (23,462,755)    (19,442,246)
 Net Change In Unrealized
   Appreciation
   (Depreciation) During The
   Period                            5,812,420      (2,303,445)     (83,529,618)   60,650,199     310,660,102    (684,119,020)
                                  -------------------------------------------------------------------------------------------
Increase (Decrease) In Net
  Assets From Operations            11,919,073         958,419      (55,568,633)   77,934,289     305,204,453    (677,246,147)
                                  -------------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                  12,637,382      15,155,481       29,041,802    33,913,808     126,524,228     162,368,100
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                     (18,769,180)    (20,979,312)     (44,587,258)  (44,960,349)   (117,694,412)   (175,698,530)
 Annuity Benefit Payments               (4,982)         (4,922)          (4,194)       (5,533)       (112,628)        (77,188)
 Transfers Between
   Subaccounts (including
   fixed account), Net               3,542,695     (22,423,034)     (69,473,826)   98,145,964      20,772,870      27,166,947
 Contract Charges                      (75,735)        (68,754)        (146,834)     (125,334)       (601,841)       (616,439)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                           549           1,479           10,537        (3,016)        (41,363)          8,219
 Increase (decrease) in
   Amounts Retained in
   Separate Account A                       --              --               --            --              --              --
                                  -------------------------------------------------------------------------------------------
 Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                     (2,669,271)    (28,319,062)     (85,159,773)   86,965,540      28,846,854      13,151,109
                                  -------------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             9,249,802     (27,360,643)    (140,728,406)  164,899,829     334,051,307    (664,095,038)

NET ASSETS:
Beginning Of Period                161,452,890     188,813,533      457,911,839   293,012,010   1,128,865,609   1,792,960,647
                                  -------------------------------------------------------------------------------------------
End Of Period                     $170,702,692    $161,452,890    $ 317,183,433  $457,911,839  $1,462,916,916  $1,128,865,609
                                  ===========================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                              VANGUARD                   VALIC COMPANY II              VALIC COMPANY II
                                             WELLINGTON            INTERNATIONAL SMALL CAP EQUITY      SMALL CAP GROWTH
                                                FUND                           FUND                          FUND
                                   -----------------------------------------------------------------------------------------
                                             DIVISION 25                   DIVISION 33                   DIVISION 35
                                   -----------------------------------------------------------------------------------------
                                      FOR THE         FOR THE        FOR THE         FOR THE        FOR THE      FOR THE
                                     YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED   YEAR ENDED
                                    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31, DECEMBER 31,
                                        2009            2008           2009            2008           2009         2008
                                   -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income (Loss)      $   28,222,465  $   35,031,744  $  4,721,205   $   2,788,778   $  (246,741) $   (292,163)
 Net Realized Gains (Losses)
   From Securities Transactions       (19,083,079)       (276,508)  (54,313,632)     31,191,672    (1,733,594)     (498,344)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                  226,985,866    (424,537,434)  164,729,201    (349,603,167)   13,465,949   (22,533,369)
                                   ----------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                     236,125,252    (389,782,198)  115,136,774    (315,622,717)   11,485,614   (23,323,876)
                                   ----------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                    120,949,580     180,536,508    68,261,343     102,588,673     4,705,308     5,931,642
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                       (128,483,984)   (197,229,988)  (55,543,065)    (54,456,813)   (3,229,628)   (3,806,873)
 Annuity Benefit Payments                (404,722)       (279,001)       (3,009)         (5,602)           --        (1,410)
 Transfers Between
   Subaccounts (including fixed
   account), Net                      (57,538,885)    (65,003,379)  (48,477,439)     26,645,169     1,258,685    (1,776,855)
 Contract Charges                        (718,099)       (698,650)     (301,151)       (299,486)      (24,512)      (23,605)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                         (157,887)         19,411       (16,938)         (9,965)         (603)       (1,857)
 Increase (decrease) in Amounts
   Retained in Separate
   Account A                                   --              --            --              --            --            --
                                   ----------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                       (66,353,997)    (82,655,099)  (36,080,259)     74,461,976     2,709,250       321,042
                                   ----------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                              169,771,255    (472,437,297)   79,056,515    (241,160,741)   14,194,864   (23,002,834)

NET ASSETS:
Beginning Of Period                 1,225,961,665   1,698,398,962   516,389,200     757,549,941    30,363,975    53,366,809
                                   ----------------------------------------------------------------------------------------
End Of Period                      $1,395,732,920  $1,225,961,665  $595,445,715   $ 516,389,200   $44,558,839  $ 30,363,975
                                   ========================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        VALIC COMPANY II            VALIC COMPANY II             VALIC COMPANY II
                                         SMALL CAP VALUE             MID CAP GROWTH               MID CAP VALUE
                                              FUND                        FUND                         FUND
                                   ------------------------------------------------------------------------------------
                                           DIVISION 36                 DIVISION 37                 DIVISION 38
                                   ------------------------------------------------------------------------------------
                                     FOR THE       FOR THE       FOR THE       FOR THE       FOR THE        FOR THE
                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009          2008          2009          2008          2009           2008
                                   ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $  1,493,060  $    931,769  $ (1,070,615) $ (1,205,621) $  2,431,742  $  (1,124,588)
 Net Realized Gains (Losses)
   From Securities Transactions      (7,455,154)    4,703,181   (12,517,561)     (521,684)  (35,241,868)   (15,043,561)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 82,097,619   (96,110,692)   66,853,559   (94,988,077)  161,863,170   (233,513,514)
                                   -----------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    76,135,525   (90,475,742)   53,265,383   (96,715,382)  129,053,044   (249,681,663)
                                   -----------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   37,570,551    37,865,435    16,792,754    22,098,428    51,209,373     77,250,484
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (28,804,133)  (21,732,840)  (16,776,169)  (15,110,278)  (38,297,756)   (50,255,244)
 Annuity Benefit Payments                (8,523)       (4,878)          (68)          (14)      (18,717)       (14,028)
 Transfers Between Subaccounts
   (including fixed account), Net    52,383,150    57,919,050    (3,267,403)  129,330,385   (36,891,366)   143,911,330
 Contract Charges                      (182,043)     (172,949)     (101,607)      (91,703)     (214,824)      (201,517)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                         (7,200)         (541)         (404)          335        (4,672)        (6,448)
 Increase (decrease) in Amounts
   Retained in Separate Account
   A                                         --            --            --            --            --             --
                                   -----------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                      60,951,802    73,873,277    (3,352,897)  136,227,153   (24,217,962)   170,684,577
                                   -----------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                            137,087,327   (16,602,465)   49,912,486    39,511,771   104,835,082    (78,997,086)

NET ASSETS:
Beginning Of Period                 229,176,831   245,779,296   132,618,367    93,106,596   394,503,378    473,500,464
                                   -----------------------------------------------------------------------------------
End Of Period                      $366,264,158  $229,176,831  $182,530,853  $132,618,367  $499,338,460  $ 394,503,378
                                   ===================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        VALIC COMPANY II            VALIC COMPANY II             VALIC COMPANY II
                                      CAPITAL APPRECIATION          LARGE CAP VALUE            SOCIALLY RESPONSIBLE
                                              FUND                        FUND                         FUND
                                   -------------------------------------------------------------------------------------
                                          DIVISION 39                 DIVISION 40                   DIVISION 41
                                   -------------------------------------------------------------------------------------
                                     FOR THE      FOR THE       FOR THE        FOR THE       FOR THE        FOR THE
                                    YEAR ENDED   YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009         2008          2009           2008          2009           2008
                                   -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $   128,521  $   (208,585) $  1,808,614  $   2,968,058  $  6,646,688  $    7,962,629
 Net Realized Gains (Losses)
   From Securities Transactions     (2,833,109)     (754,687)  (18,107,034)   (43,031,209)  (42,584,911)    (23,405,157)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 9,783,770   (17,247,331)   28,566,644    (88,556,624)  202,959,074    (362,725,190)
                                   ------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    7,079,182   (18,210,603)   12,268,224   (128,619,775)  167,020,851    (378,167,718)
                                   ------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   3,500,981     5,996,394    18,245,285     38,048,497    75,930,694     133,090,349
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (3,092,384)   (2,713,770)  (15,771,225)   (26,311,849)  (75,491,327)    (78,133,617)
 Annuity Benefit Payments                   --            --           (41)           (10)       (2,350)         (1,305)
 Transfers Between Subaccounts
   (including fixed account), Net   (1,960,525)    5,109,987   (13,955,380)  (118,962,177)  (37,261,148)   (113,000,007)
 Contract Charges                      (23,864)      (25,081)     (183,874)      (206,798)     (319,938)       (276,503)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                            --            --         1,070            782        (7,593)          2,597
 Increase (decrease) in Amounts
   Retained in Separate Account
   A                                        --            --            --             --            --              --
                                   ------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (1,575,792)    8,367,530   (11,664,165)  (107,431,555)  (37,151,662)    (58,318,486)
                                   ------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             5,503,390    (9,843,073)      604,059   (236,051,330)  129,869,189    (436,486,204)

NET ASSETS:
Beginning Of Period                 23,507,421    33,350,494   157,636,198    393,687,528   594,890,185   1,031,376,389
                                   ------------------------------------------------------------------------------------
End Of Period                      $29,010,811  $ 23,507,421  $158,240,257  $ 157,636,198  $724,759,374  $  594,890,185
                                   ====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                          VALIC COMPANY II              VALIC COMPANY I             VALIC COMPANY II
                                           MONEY MARKET II           NASDAQ-100 (R) INDEX           AGGRESSIVE GROWTH
                                                FUND                         FUND                    LIFESTYLE FUND
                                     -------------------------------------------------------------------------------------
                                             DIVISION 44                  DIVISION 46                  DIVISION 48
                                     -------------------------------------------------------------------------------------
                                       FOR THE       FOR THE        FOR THE        FOR THE       FOR THE       FOR THE
                                      YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                         2009          2008           2009           2008          2009          2008
                                     -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)        $   (855,204) $  5,079,828  $   (499,672) $     (565,110) $  1,026,857  $  1,316,043
 Net Realized Gains (Losses) From
   Securities Transactions                     (1)           (1)   (1,401,937)      2,555,162    (6,978,389)   16,312,774
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                           (2)            1    34,614,291     (43,507,378)   28,283,950   (51,243,642)
                                     ------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                        (855,207)    5,079,828    32,712,682     (41,517,326)   22,332,418   (33,614,825)
                                     ------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                              66,543,635   122,992,477     8,490,374       9,257,486    20,536,694    21,633,818
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                        (71,344,071)  (87,640,532)   (6,708,097)     (8,525,251)   (8,415,176)   (9,268,386)
 Annuity Benefit Payments                (142,570)       (4,081)         (333)           (393)         (126)           --
 Transfers Between Subaccounts
   (including fixed account), Net     (83,902,089)  (63,493,728)   12,950,512      (4,481,617)    1,818,974       500,080
 Contract Charges                        (153,663)     (187,130)      (40,968)        (31,815)     (100,796)      (91,656)
 Adjustments to Net Assets
   Allocated to Contracts in Payout
   Period                                  (6,040)          354           624            (392)      (13,818)           --
 Increase (decrease) in Amounts
   Retained in Separate Account A         270,854            --            --              --            --            --
                                     ------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                       (88,733,944)  (28,332,640)   14,692,112      (3,781,982)   13,825,752    12,773,856
                                     ------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                              (89,589,151)  (23,252,812)   47,404,794     (45,299,308)   36,158,170   (20,840,969)

NET ASSETS:
Beginning Of Period                   316,618,453   339,871,265    53,683,088      98,982,396    71,096,191    91,937,160
                                     ------------------------------------------------------------------------------------
End Of Period                        $227,029,302  $316,618,453  $101,087,882    $ 53,683,088  $107,254,361  $ 71,096,191
                                     ====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VALIC COMPANY II            VALIC COMPANY II         VANGUARD LIFESTRATEGY
                                            MODERATE GROWTH          CONSERVATIVE GROWTH               GROWTH
                                            LIFESTYLE FUND              LIFESTYLE FUND                  FUND
                                      ----------------------------------------------------------------------------------
                                              DIVISION 49                DIVISION 50                 DIVISION 52
                                      ----------------------------------------------------------------------------------
                                        FOR THE       FOR THE       FOR THE      FOR THE       FOR THE       FOR THE
                                       YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                      DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          2009          2008          2009         2008          2009          2008
                                      ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net Investment Income (Loss)       $  2,447,177  $  2,338,964  $ 1,559,602  $  1,046,154  $  1,282,287  $  1,458,338
   Net Realized Gains (Losses)
     From Securities Transactions       (4,225,766)    2,529,504   (1,433,998)     (200,497)   (1,685,242)    1,972,503
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                  32,405,621   (45,987,499)  10,127,417   (12,248,023)   23,781,613   (53,550,448)
                                      ---------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                       30,627,032   (41,119,031)  10,253,021   (11,402,366)   23,378,658   (50,119,607)
                                      ---------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
   Payments Received From
     Contract Owners                    28,554,218    37,848,764    9,439,441    11,143,638    18,068,961    24,747,647
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals                       (13,007,062)  (13,903,932)  (5,500,763)   (6,541,725)   (9,552,481)  (14,080,576)
   Annuity Benefit Payments                   (367)         (421)          --            --        (5,122)           --
   Transfers Between Subaccounts
     (including fixed account), Net        423,749    (1,594,758)   1,629,371       888,122    (2,836,505)   (3,573,243)
   Contract Charges                       (148,155)     (133,850)     (33,672)      (29,523)      (92,442)      (91,349)
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period                            (228)           18           --            --        (3,168)       (2,707)
   Increase (decrease) in Amounts
     Retained in Separate Account
     A                                          --            --           --            --            --            --
                                      ---------------------------------------------------------------------------------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions                       15,822,155    22,215,821    5,534,377     5,460,512     5,579,243     6,999,772
                                      ---------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                                46,449,187   (18,903,210)  15,787,398    (5,941,854)   28,957,901   (43,119,835)

NET ASSETS:
Beginning Of Period                    118,121,082   137,024,292   49,358,417    55,300,271    95,281,837   138,401,672
                                      ---------------------------------------------------------------------------------
End Of Period                         $164,570,269  $118,121,082  $65,145,815  $ 49,358,417  $124,239,738  $ 95,281,837
                                      =================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        VANGUARD LIFESTRATEGY      VANGUARD LIFESTRATEGY         VALIC COMPANY II
                                           MODERATE GROWTH          CONSERVATIVE GROWTH              CORE BOND
                                                FUND                        FUND                       FUND
                                     ----------------------------------------------------------------------------------
                                             DIVISION 53                DIVISION 54                 DIVISION 58
                                     ----------------------------------------------------------------------------------
                                       FOR THE       FOR THE       FOR THE      FOR THE       FOR THE       FOR THE
                                      YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                         2009          2008          2009         2008          2009          2008
                                     ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)        $  1,806,870  $  2,416,624  $   860,209  $  1,233,787  $  6,111,177  $  7,125,389
 Net Realized Gains (Losses) From
   Securities Transactions             (1,412,655)    1,170,803   (1,284,473)      100,866    (1,540,274)   (2,407,560)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                   21,072,480   (44,804,317)   7,437,291   (13,235,579)   11,826,056   (13,701,659)
                                     ---------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                      21,466,695   (41,216,890)   7,013,027   (11,900,926)   16,396,959    (8,983,830)
                                     ---------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                              19,565,373    26,159,863    7,813,612     9,260,545    11,508,138    16,054,004
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                        (11,997,188)  (18,535,760)  (6,550,814)   (8,835,400)  (13,574,851)  (19,108,143)
 Annuity Benefit Payments                    (418)         (494)          --            --        (1,389)       (1,727)
 Transfers Between Subaccounts
   (including fixed account), Net      (2,209,044)   (4,924,313)    (357,819)      588,308    13,371,367   (83,238,921)
 Contract Charges                         (79,699)      (72,201)     (26,890)      (20,502)     (106,637)      (85,165)
 Adjustments to Net Assets
   Allocated to Contracts in Payout
   Period                                     (19)           87           --            --           401         1,335
 Increase (decrease) in Amounts
   Retained in Separate Account A              --            --           --            --            --            --
                                     ---------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                         5,279,005     2,627,182      878,089       992,951    11,197,029   (86,378,617)
                                     ---------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                               26,745,700   (38,589,708)   7,891,116   (10,907,975)   27,593,988   (95,362,447)

NET ASSETS:
Beginning Of Period                   111,215,549   149,805,257   45,946,698    56,854,673   108,854,303   204,216,750
                                     ---------------------------------------------------------------------------------
End Of Period                        $137,961,249  $111,215,549  $53,837,814  $ 45,946,698  $136,448,291  $108,854,303
                                     =================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        VALIC COMPANY II            VALIC COMPANY II
                                         STRATEGIC BOND              HIGH YIELD BOND                  ARIEL
                                              FUND                        FUND                         FUND
                                   ------------------------------------------------------------------------------------
                                           DIVISION 59                 DIVISION 60                 DIVISION 68
                                   ------------------------------------------------------------------------------------
                                     FOR THE       FOR THE       FOR THE       FOR THE       FOR THE        FOR THE
                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009          2008          2009          2008          2009           2008
                                   ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $ 14,348,528  $ 21,772,827  $ 14,841,605  $ 14,732,238  $ (2,161,549) $      91,668
 Net Realized Gains (Losses)
   From Securities Transactions      (5,986,568)   (2,883,290)  (11,867,669)   (5,758,514)  (22,219,731)   (22,109,132)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 56,689,852   (67,698,085)   53,154,819   (72,687,182)  145,998,509   (181,278,964)
                                   -----------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    65,051,812   (48,808,548)   56,128,755   (63,713,458)  121,617,229   (203,296,428)
                                   -----------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   33,474,247    42,776,183    14,831,230    19,084,976    26,965,760     41,938,395
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (32,811,436)  (33,972,821)  (18,583,057)  (19,638,716)  (22,231,185)   (37,763,123)
 Annuity Benefit Payments               (83,370)      (62,076)       (5,384)         (360)      (21,777)       (36,366)
 Transfers Between Subaccounts
   (including fixed account), Net    16,561,343   (13,722,534)    6,356,221     2,925,736    (2,839,879)   (54,631,253)
 Contract Charges                      (229,823)     (191,463)     (128,271)     (106,209)     (130,338)      (145,474)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                        (10,758)       (2,767)         (296)       (2,227)        3,192            382
 Increase (decrease) in Amounts
   Retained in Separate Account
   A                                         --            --            --            --            --             --
                                   -----------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                      16,900,203    (5,175,478)    2,470,443     2,263,200     1,745,773    (50,637,439)
                                   -----------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             81,952,015   (53,984,026)   58,599,198   (61,450,258)  123,363,002   (253,933,867)

NET ASSETS:
Beginning Of Period                 262,516,450   316,500,476   134,156,341   195,606,599   202,690,118    456,623,985
                                   -----------------------------------------------------------------------------------
End Of Period                      $344,468,465  $262,516,450  $192,755,539  $134,156,341  $326,053,120  $ 202,690,118
                                   ===================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                              ARIEL                     LOU HOLLAND                VALIC COMPANY I
                                           APPRECIATION                    GROWTH                  BLUE CHIP GROWTH
                                               FUND                         FUND                         FUND
                                   --------------------------------------------------------------------------------------
                                           DIVISION 69                  DIVISION 70                  DIVISION 72
                                   --------------------------------------------------------------------------------------
                                     FOR THE        FOR THE       FOR THE       FOR THE        FOR THE        FOR THE
                                    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                       2009           2008          2009          2008           2009           2008
                                   --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $ (1,469,754) $  (1,008,888) $  (309,739) $   (356,025) $   (2,423,364) $  (2,273,046)
 Net Realized Gains (Losses) From
   Securities Transactions          (14,404,223)    14,200,637   (1,009,381)     (585,064)     (6,353,389)       485,643
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                109,811,380   (134,844,115)  13,055,157   (15,858,324)    135,830,633   (157,009,751)
                                   -------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    93,937,403   (121,652,366)  11,736,037   (16,799,413)    127,053,880   (158,797,154)
                                   -------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                            16,488,426     25,988,106    3,529,061     3,517,249      53,870,563     49,473,229
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                      (18,110,256)   (27,260,326)  (2,432,250)   (4,374,606)    (35,218,969)   (27,634,068)
 Annuity Benefit Payments               (28,345)       (47,626)      (1,170)       (1,421)         (2,025)        (2,614)
 Transfers Between Subaccounts
   (including fixed account), Net    (4,181,150)   (39,821,451)   2,429,460    (1,822,170)     25,979,228    265,952,923
 Contract Charges                       (94,933)      (105,451)     (10,174)       (7,353)       (166,444)      (128,737)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                        (14,187)         7,158           67            46            (377)         1,010
 Increase (decrease) in Amounts
   Retained in Separate Account A            --             --           --            --              --             --
                                   -------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                      (5,940,445)   (41,239,590)   3,514,994    (2,688,255)     44,461,976    287,661,743
                                   -------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             87,996,958   (162,891,956)  15,251,031   (19,487,668)    171,515,856    128,864,589

NET ASSETS:
Beginning Of Period                 162,854,679    325,746,635   29,972,614    49,460,282     268,956,763    140,092,174
                                   -------------------------------------------------------------------------------------
End Of Period                      $250,851,637  $ 162,854,679  $45,223,645  $ 29,972,614    $440,472,619  $ 268,956,763
                                   =====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                           HEALTH SCIENCES                  VALUE               BROAD CAP VALUE INCOME
                                                FUND                         FUND                        FUND
                                     -----------------------------------------------------------------------------------
                                             DIVISION 73                 DIVISION 74                 DIVISION 75
                                     -----------------------------------------------------------------------------------
                                       FOR THE       FOR THE       FOR THE        FOR THE       FOR THE      FOR THE
                                      YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED
                                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                         2009          2008          2009           2008          2009         2008
                                     -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)        $ (1,431,184) $ (1,742,848) $  1,770,062  $     232,990  $   244,897  $    299,839
 Net Realized Gains (Losses) From
   Securities Transactions             (7,600,395)   16,313,757   (24,875,750)   (14,477,812)  (1,137,702)     (506,700)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                   49,538,291   (78,163,379)   60,831,313    (88,494,742)   4,865,080    (9,369,904)
                                     ----------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                      40,506,712   (63,592,470)   37,725,625   (102,739,564)   3,972,275    (9,576,765)
                                     ----------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                              13,728,034    19,177,464    22,976,989     37,040,718    1,560,098     2,244,288
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                        (16,145,036)  (17,769,701)  (11,601,280)   (16,061,016)  (1,614,052)   (2,345,180)
 Annuity Benefit Payments                 (14,845)       (5,396)          (14)            (3)          --            --
 Transfers Between Subaccounts
   (including fixed account), Net      (6,899,681)   (2,761,413)  (42,732,708)   134,889,912     (318,707)   (2,367,535)
 Contract Charges                         (82,089)      (76,636)      (94,307)       (80,064)      (9,066)       (9,552)
 Adjustments to Net Assets
   Allocated to Contracts in Payout
   Period                                    (894)       (5,307)            3            176           --            --
 Increase (decrease) in Amounts
   Retained in Separate Account A              --            --            --             --           --            --
                                     ----------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                        (9,414,511)   (1,440,989)  (31,451,317)   155,789,723     (381,727)   (2,477,979)
                                     ----------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                               31,092,201   (65,033,459)    6,274,308     53,050,159    3,590,548   (12,054,744)

NET ASSETS:
Beginning Of Period                   142,310,561   207,344,020   150,230,113     97,179,954   17,076,778    29,131,522
                                     ----------------------------------------------------------------------------------
End Of Period                        $173,402,762  $142,310,561  $156,504,421  $ 150,230,113  $20,667,326  $ 17,076,778
                                     ==================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         VALIC COMPANY I             VALIC COMPANY I              VALIC COMPANY I
                                         LARGE CAP CORE            INFLATION PROTECTED                GROWTH
                                              FUND                        FUND                         FUND
                                   -------------------------------------------------------------------------------------
                                           DIVISION 76                 DIVISION 77                  DIVISION 78
                                   -------------------------------------------------------------------------------------
                                     FOR THE       FOR THE       FOR THE       FOR THE       FOR THE        FOR THE
                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009          2008          2009          2008          2009           2008
                                   -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $    462,608  $   (184,603) $    103,354  $  5,218,093  $   (217,482) $   (7,668,133)
 Net Realized Gains (Losses)
   From Securities Transactions      (8,323,557)    3,898,517    (1,563,167)   (2,395,552)  (16,209,959)      2,791,228
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 38,506,669   (36,061,571)   14,740,179   (16,893,128)  198,769,265    (386,408,692)
                                   ------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    30,645,720   (32,347,657)   13,280,366   (14,070,587)  182,341,824    (391,285,597)
                                   ------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   13,248,102    11,727,093    15,122,188    14,219,803    39,999,333      58,486,621
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                       (8,437,130)   (7,374,005)  (18,013,557)  (11,859,917)  (52,348,736)    (92,985,905)
 Annuity Benefit Payments               (18,015)           --          (708)       (4,114)      (13,150)        (25,907)
 Transfers Between Subaccounts
   (including fixed account), Net   (20,582,672)   57,647,815    35,077,113   143,197,159   (31,995,798)    (63,408,404)
 Contract Charges                       (74,809)      (78,862)      (77,422)      (40,568)     (292,979)       (331,583)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                         (1,249)           (1)           86           986        (9,484)        (91,873)
 Increase (decrease) in Amounts
   Retained in Separate Account
   A                                         --            --            --            --            --              --
                                   ------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (15,865,773)   61,922,040    32,107,700   145,513,349   (44,660,814)    (98,357,051)
                                   ------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             14,779,947    29,574,383    45,388,066   131,442,762   137,681,010    (489,642,648)

NET ASSETS:
Beginning Of Period                  94,906,829    65,332,446   150,246,706    18,803,944   553,955,888   1,043,598,536
                                   ------------------------------------------------------------------------------------
End Of Period                      $109,686,776  $ 94,906,829  $195,634,772  $150,246,706  $691,636,898  $  553,955,888
                                   ====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VALIC COMPANY I                  SUNAMERICA                   SUNAMERICA
                                      LARGE CAPITAL GROWTH FUND         2010 HIGH WATERMARK          2015 HIGH WATERMARK
                                                 FUND                          FUND                         FUND
                                     --------------------------------------------------------------------------------------
                                             DIVISION 79                 DIVISION 80/(1)/                DIVISION 81
                                     --------------------------------------------------------------------------------------
                                       FOR THE        FOR THE       FOR THE      FOR THE PERIOD     FOR THE      FOR THE
                                      YEAR ENDED     YEAR ENDED    YEAR ENDED  JANUARY 1, 2008 TO  YEAR ENDED   YEAR ENDED
                                     DECEMBER 31,   DECEMBER 31,  DECEMBER 31,     APRIL 21,      DECEMBER 31, DECEMBER 31,
                                         2009           2008          2009            2008            2009         2008
                                     --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)        $   (430,690) $  (3,209,760)     $--         $   (102,566)   $   171,530  $   213,118
 Net Realized Gains (Losses) From
   Securities Transactions             (9,760,126)    11,006,918       --              (92,649)      (639,931)    (638,150)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                   96,841,713   (217,248,242)      --              625,248        (11,557)  (1,205,095)
                                     -------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                      86,650,897   (209,451,084)      --              430,033       (479,958)  (1,630,127)
                                     -------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                              21,082,326     29,831,363       --              593,608      2,068,663    3,098,704
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                        (28,675,670)   (51,611,140)      --           (1,168,432)    (2,566,498)  (2,798,472)
 Annuity Benefit Payments                 (23,200)        (6,573)      --                   --             --           --
 Transfers Between Subaccounts
   (including fixed account), Net     (16,785,745)   (33,248,091)      --          (26,757,122)      (265,106)   3,338,974
 Contract Charges                        (166,823)      (187,993)      --               (3,002)       (12,634)     (11,622)
 Adjustments to Net Assets
   Allocated to Contracts in Payout
   Period                                  (2,838)        (3,364)      --                   --             --           --
 Increase (decrease) in Amounts
   Retained in Separate Account A              --             --       --                   --             --           --
                                     -------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                       (24,571,950)   (55,225,798)      --          (27,334,948)      (775,575)   3,627,584
                                     -------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                               62,078,947   (264,676,882)      --          (26,904,915)    (1,255,533)   1,997,457

NET ASSETS:
Beginning Of Period                   310,714,644    575,391,526       --           26,904,915     29,104,730   27,107,273
                                     -------------------------------------------------------------------------------------
End Of Period                        $372,793,591  $ 310,714,644      $--         $         --    $27,849,197  $29,104,730
                                     =====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                          AIG SUNAMERICA             VALIC COMPANY I              VALIC COMPANY I
                                        2020 HIGH WATERMARK      MID CAP STRATEGIC GROWTH     SMALL CAP SPECIAL VALUES
                                               FUND                        FUND                         FUND
                                     -----------------------------------------------------------------------------------
                                            DIVISION 82                DIVISION 83                  DIVISION 84
                                     -----------------------------------------------------------------------------------
                                       FOR THE      FOR THE      FOR THE        FOR THE       FOR THE        FOR THE
                                      YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                     DECEMBER 31, DECEMBER 31, DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                         2009         2008         2009           2008          2009           2008
                                     -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)        $   111,047  $   122,877  $   (697,511) $  (2,844,475) $  1,486,860  $     295,558
 Net Realized Gains (Losses) From
   Securities Transactions              (760,720)    (530,196)  (13,627,251)    28,261,811   (14,046,262)    (8,208,251)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                    (240,947)  (1,982,778)   92,958,452   (205,033,930)   55,443,526    (82,977,682)
                                     ----------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                       (890,620)  (2,390,097)   78,633,690   (179,616,594)   42,884,124    (90,890,375)
                                     ----------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                              1,511,104    1,772,953    17,757,630     26,391,487    15,979,340     26,326,925
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                        (1,287,396)    (663,878)  (17,741,437)   (30,353,814)  (14,869,515)   (24,045,307)
 Annuity Benefit Payments                     --           --        (2,564)        (7,266)      (13,317)       (19,273)
 Transfers Between Subaccounts
   (including fixed account), Net        838,482      231,462    (7,244,797)   (28,718,225)  (11,574,099)   (41,653,749)
 Contract Charges                         (6,861)      (6,223)     (131,708)      (143,090)      (74,941)       (84,494)
 Adjustments to Net Assets
   Allocated to Contracts in Payout
   Period                                     --           --          (107)       (21,270)       (5,561)           662
 Increase (decrease) in Amounts
   Retained in Separate Account A             --           --            --             --            --             --
                                     ----------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                        1,055,329    1,334,314    (7,362,983)   (32,852,178)  (10,558,093)   (39,475,236)
                                     ----------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                                 164,709   (1,055,783)   71,270,707   (212,468,772)   32,326,031   (130,365,611)

NET ASSETS:
Beginning Of Period                   11,877,277   12,933,060   181,334,167    393,802,939   151,760,052    282,125,663
                                     ----------------------------------------------------------------------------------
End Of Period                        $12,041,986  $11,877,277  $252,604,874  $ 181,334,167  $184,086,083  $ 151,760,052
                                     ==================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VALIC COMPANY I            VALIC COMPANY I             VALIC COMPANY I
                                              SMALL MID             SMALL CAP AGGRESSIVE           GLOBAL EQUITY
                                             GROWTH FUND                GROWTH FUND                     FUND
                                      ----------------------------------------------------------------------------------
                                             DIVISION 85                DIVISION 86                 DIVISION 87
                                      ----------------------------------------------------------------------------------
                                        FOR THE      FOR THE       FOR THE      FOR THE       FOR THE        FOR THE
                                       YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED     YEAR ENDED
                                      DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                          2009         2008          2009         2008          2009           2008
                                      ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)         $  (566,498) $   (884,461) $  (472,557) $   (522,292) $ (1,209,969) $     807,804
 Net Realized Gains (Losses) From
   Securities Transactions             (4,221,755)     (960,788)  (2,753,711)    3,461,201   (22,828,866)    12,432,997
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                   31,658,154   (47,119,796)  24,209,015   (30,548,051)   79,123,902   (205,267,739)
                                      ---------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                      26,869,901   (48,965,045)  20,982,747   (27,609,142)   55,085,067   (192,026,938)
                                      ---------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                               8,082,880    12,001,128    6,058,176     7,701,381    17,327,711     26,463,931
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                         (7,243,604)  (11,744,723)  (4,708,202)   (5,689,802)  (19,674,805)   (39,909,426)
 Annuity Benefit Payments                    (347)         (429)        (297)       (1,555)      (87,072)        (8,511)
 Transfers Between Subaccounts
   (including fixed account), Net      (2,232,945)  (12,145,076)   9,072,341    (6,795,433)  (12,503,768)   (30,497,388)
 Contract Charges                         (36,972)      (39,821)     (32,866)      (27,059)     (113,896)      (129,295)
 Adjustments to Net Assets Allocated
   to Contracts in Payout Period             (290)         (261)        (959)           65       (17,220)       (10,985)
 Increase (decrease) in Amounts
   Retained in Separate Account A              --            --           --            --            --             --
                                      ---------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                        (1,431,278)  (11,929,182)  10,388,193    (4,812,403)  (15,069,050)   (44,091,674)
                                      ---------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                               25,438,623   (60,894,227)  31,370,940   (32,421,545)   40,016,017   (236,118,612)

NET ASSETS:
Beginning Of Period                    69,894,514   130,788,741   37,921,937    70,343,482   208,394,072    444,512,684
                                      ---------------------------------------------------------------------------------
End Of Period                         $95,333,137  $ 69,894,514  $69,292,877  $ 37,921,937  $248,410,089  $ 208,394,072
                                      =================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         VALIC COMPANY I               VALIC COMPANY I               VALIC COMPANY I
                                         GLOBAL STRATEGY                FOREIGN VALUE              GLOBAL REAL ESTATE
                                               FUND                         FUND                          FUND
                                   ----------------------------------------------------------------------------------------
                                           DIVISION 88                   DIVISION 89                DIVISION 101/(2)/
                                   ----------------------------------------------------------------------------------------
                                     FOR THE        FOR THE       FOR THE        FOR THE        FOR THE     FOR THE PERIOD
                                    YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    MARCH 7, 2008
                                   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  TO DECEMBER 31,
                                       2009           2008          2009           2008           2009           2008
                                   ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income (Loss)      $ 33,529,086  $  21,460,688  $ 12,709,450  $   20,236,957  $ 25,335,314   $  2,405,855
 Net Realized Gains (Losses)
   From Securities Transactions     (11,654,556)    11,494,071   (44,059,233)     63,172,595    (5,405,762)    (1,902,634)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 53,118,209   (141,703,510)  287,030,737    (542,195,426)   46,966,841    (22,649,276)
                                   ---------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    74,992,739   (108,748,751)  255,680,954    (458,785,874)   66,896,393    (22,146,055)
                                   ---------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   26,039,993     36,471,913    64,585,583      86,462,810    29,463,101      7,335,362
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (39,734,711)   (44,474,459)  (66,671,921)    (88,359,213)  (22,316,374)    (2,431,295)
 Annuity Benefit Payments               (53,596)       (76,598)      (12,042)        (10,532)           --             --
 Transfers Between Subaccounts
   (including fixed account),
   Net                              (21,519,401)   (21,700,668)  (10,010,221)   (107,361,070)      688,620    203,071,126
 Contract Charges                      (200,300)      (180,640)     (372,680)       (357,426)      (67,306)       (17,244)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                        (22,150)       (13,468)       (2,651)         (8,162)           --             --
 Increase (decrease) in Amounts
   Retained in Separate
   Account A                                 --             --            --              --            --     10,000,000
                                   ---------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (35,490,165)   (29,973,920)  (12,483,932)   (109,633,593)    7,768,041    217,957,949
                                   ---------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             39,502,574   (138,722,671)  243,197,022    (568,419,467)   74,664,434    195,811,894

NET ASSETS:
Beginning Of Period                 369,848,567    508,571,238   567,315,908   1,135,735,375   195,811,894             --
                                   ---------------------------------------------------------------------------------------
End Of Period                      $409,351,141  $ 369,848,567  $810,512,930  $  567,315,908  $270,476,328   $195,811,894
                                   =======================================================================================

--------
/(1)/Fund closed April 21, 2008.
/(2)/Fund commenced operations on March 7, 2008.

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

  The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") is a segregated investment account that was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

  The Separate Account includes the following variable annuity products:
  Portfolio Director, Group Unit Purchase, IMPACT, Independence Plus, and Potentia.

  The Separate Account contracts are sold primarily by VALIC's exclusive sales force. The distributor of these contracts is American General Distributors, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

  VALIC serves as the investment adviser to the VALIC Company I and II Series (formerly AIG Retirement Company I and II). Effective May 1, 2009, AIG Retirement Company I and II changed their names to VALIC Company I and II. VALIC also serves as the transfer agent and accounting services agent to the VALIC Company I and II Series. AIG Global Investment Corporation ("AIGGIC") and SunAmerica Asset Management Corporation ("SAAMCO"), each an affiliate of VALIC, serve as investment sub-advisers to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

  Effective March 7, 2008, the VALIC Company I Real Estate Fund commenced operations. The SunAmerica 2010 High Watermark Fund was closed effective April 21, 2008. Effective February 27, 2009, the AIG SunAmerica 2015 High Watermark Fund and the AIG SunAmerica 2020 High Watermark Fund changed their names to the SunAmerica 2015 High Watermark Fund and the SunAmerica 2020 High Watermark Fund, respectively.

  The Separate Account is comprised of sixty five sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

 VALIC COMPANY I FUNDS

 Capital Conservation Fund (Division 1 Nasdaq-100(R) Index Fund (Division 46) and 7)
 Money Market I Fund (Division 2 and 6) Blue Chip Growth Fund (Division 72)
 Mid Cap Index Fund (Division 4)        Health Sciences Fund (Division 73)
 Asset Allocation Fund (Division 5)     Value Fund (Division 74)
 Government Securities Fund (Division   Broad Cap Value Income Fund (Division
 8)                                     75)
 Stock Index Fund (Divisions 10A, B,    Large Cap Core Fund (Division 76)
 C, and D)
 International Equities Fund (Division  Inflation Protected Fund (Division 77)
 11)
 Global Social Awareness Fund           Growth Fund (Division 78)
 (Division 12)
 International Government Bond Fund     Large Capital Growth Fund (Division
 (Division 13)                          79)
 Small Cap Index Fund (Division 14)     Mid Cap Strategic Growth Fund
                                        (Division 83)
 Core Equity Fund (Division 15)         Small Cap Special Values Fund
                                        (Division 84)
 Growth & Income Fund (Division 16)     Small Mid Growth Fund (Division 85)
 Science & Technology Fund (Division    Small Cap Aggressive Growth Fund
 17)                                    (Division 86)
 Small Cap Fund (Division 18)           Global Equity Fund (Division 87)
 International Growth I Fund (Division  Global Strategy Fund (Division 88)
 20)
 Core Value Fund (Division 21)          Foreign Value Fund (Division 89)
                                        Global Real Estate Fund (Division 101)

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION (CONTINUED)

 VALIC COMPANY II FUNDS

 International Small Cap Equity Fund
 (Division 33)                          Money Market II Fund (Division 44)
 Small Cap Growth Fund (Division 35)    Aggressive Growth Lifestyle Fund
                                        (Division 48)
 Small Cap Value Fund (Division 36)     Moderate Growth Lifestyle Fund
                                        (Division 49)
 Mid Cap Growth Fund (Division 37)      Conservative Growth Lifestyle Fund
                                        (Division 50)
 Mid Cap Value Fund (Division 38)       Core Bond Fund (Division 58)
 Capital Appreciation Fund (Division
 39)                                    Strategic Bond Fund (Division 59)
 Large Cap Value Fund (Division 40)     High Yield Bond Fund (Division 60)
 Socially Responsible Fund (Division
 41)

 OTHER FUNDS
 Vanguard Long-Term Investment-Grade
 Fund (Division 22)                     Ariel Fund (Division 68)
 Vanguard Long-Term Treasury Fund
 (Division 23)                          Ariel Appreciation Fund (Division 69)
 Vanguard Windsor II Fund (Division 24) Lou Holland Growth Fund (Division 70) Vanguard Wellington Fund (Division 25) SunAmerica 2015 High Watermark Fund
                                        (Division 81)
 Vanguard LifeStrategy Growth Fund      SunAmerica 2020 High Watermark Fund
 (Division 52)                          (Division 82)
 Vanguard LifeStrategy Moderate Growth
 Fund (Division 53)
 Vanguard LifeStrategy Conservative
 Growth Fund (Division 54)

  The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

  In addition to the sixty five divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus, Independence Plus prospectus, and/or the Potentia prospectus for a complete description of the available Funds and fixed account.

  Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the Statements of Changes in Net Assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

  USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principals general accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

  INVESTMENT VALUATION: Investments in the Funds are valued at the net asset value per share at the close of each business day as reported by each Fund, which value their securities at fair value.

  INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME: Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

  RESERVES FOR ANNUITY CONTRACTS ON BENEFIT: Participants are able to elect assumed interest rates between 3.0% and 6.0% in determining annuity payments. Reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to VALIC. VALIC received a net mortality transfer from the Separate Account of $913,414 and $393,257 for the years ended December 31, 2009 and 2008, respectively.

  ACCUMULATION UNITS: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges, net of any applicable expense reimbursements. VALIC offers both standard and enhanced contracts, which have different mortality and expense risk charges.

  FEDERAL INCOME TAXES: VALIC qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

  RECENT ACCOUNTING PRONOUNCEMENTS: In June 2009, the FASB issued the FASB Accounting Standards Codification (Codification). The Codification will become the single source for all authoritative GAAP recognized by the FASB to be applied for financial statements issued for periods ending after September 15, 2009. The Codification does not change GAAP and will not have an effect on the Statement of Assets and Liabilities, Schedule of Portfolio Investments, Statement of Operations, and Statement of Changes in Net Assets.

3. FAIR VALUE MEASUREMENTS

  Effective January 1, 2008, assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

  Level 1-- Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

  Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

  Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

  The Separate Account assets measured at fair value as of December 31, 2009 consist of investments registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2009, and respective hierarchy levels. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2009, is presented.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CHARGES AND DEDUCTIONS

  Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

  MORTALITY AND EXPENSE RISK CHARGE: Deductions for mortality and expense risks assumed by VALIC are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to VALIC. The mortality and expense risk charges for each division is shown in the table below. The charges range from 0.21% to 1.45% based on the average daily net asset value of each division. The exact rate depends on the particular product issued and the division selected. This charge is guaranteed and cannot be increased by VALIC. The mortality and expense risk charges are to compensate VALIC for assuming mortality and expense risks under the contract. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, VALIC assumes the obligation to pay during the purchase period a death benefit. The expense risk is VALIC's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be. These charges are included on the mortality and expense risk charge line of the Statement of Operations.

 DIVISIONS                               RISK CHARGES
 -------------------------------------------------------------------------------
 10B                                     0.85% on the first $10 million
                                         0.425% on the next $90 million
                                         0.21% on the excess over $100 million
 -------------------------------------------------------------------------------
 1, 2, 4 through 8, 10A, 10C, 10D, 11    0.40% - 1.00%
 through 18, 20, 21, 30, 33, 35
 through 41, 44 through 46, 48 through
 50, 58 through 60, 72 through 80, 83
 through 101
 -------------------------------------------------------------------------------
 19, 22 through 28, 31, 32, 47, 52       0.65% - 1.25%
 through 57, 61 through 71, 81, 82
 -------------------------------------------------------------------------------
 Potentia Product                        0.95% - 1.45%
 4, 6, 10C, 12, 14, 16, 17, 26 through
 28, 31, 35, 39, 47 through 50, 58,
 59, 78, 79, 83, 87
 -------------------------------------------------------------------------------
 Mortality and expense risk charges of the Separate Account's divisions' 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

 DIVISIONS                               EXPENSE LIMITATIONS
 -------------------------------------------------------------------------------
 10A                                     1.4157% on the first $359,065,787
                                         1.36% on the next $40,934,213
                                         1.32% on the excess over $400 million
 -------------------------------------------------------------------------------
 10B                                     0.6966% on the first $25,434,267
                                         0.50% on the first $74,565,733
                                         0.25% on the excess over $100 million
 -------------------------------------------------------------------------------

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CHARGES AND DEDUCTIONS (CONTINUED)

  SEPARATE ACCOUNT EXPENSE REIMBURSEMENTS OR CREDITS: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provided to the underlying Fund. VALIC applied these payments to reduce its charges to the division investing in that Fund. In addition, VALIC currently reimburses or credits certain divisions a portion of VALIC's mortality and expense risk charges, as shown in the table above. The reimbursements are included on the reimbursement of expenses line of the Statement of Operations. Such crediting arrangements are voluntary, and may be changed by VALIC at any time. The expense reimbursements are credited at the annual rates shown below.

 DIVISIONS                              EXPENSE REDUCTION
 -----------------------------------------------------------------------------
 22, 23, 26 through 28, 32, 33, 35      0.25%
 through 41, 44, 47 through 50, 55
 through 71
 -----------------------------------------------------------------------------
 31                                     0.21%
 -----------------------------------------------------------------------------

  ACCOUNT MAINTENANCE CHARGE: An account maintenance charge of $3.75 is assessed on each contract (except those relating to divisions 10A and 10B, contracts within division 10D are assessed a $30 annual maintenance charge) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance charge is to reimburse VALIC for administrative expenses for establishing and maintaining the record keeping for the divisions. Account maintenance charges for all divisions in the Separate Account totaled $4,684,693 and $5,434,575 for the years ended December 31, 2009 and 2008, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract charges line of the Statement of Changes in Net Assets.

  SURRENDER CHARGE: When money is withdrawn from a participant's account, a surrender charge may be deducted from the amount withdrawn. VALIC received surrender charges of $6,622,721 and $6,485,093 for the years ended
  December 31, 2009 and 2008, respectively. The surrender charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the surrenders of accumulation units by termination and withdrawal line of the Statement of Changes in Net Assets.

  SALES AND ADMINISTRATIVE CHARGE: Certain purchase payments into divisions 10A and 10B are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. VALIC received $7,051 and $279 for the year ended December 31, 2009, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. VALIC received $9,472 and $287 for the year ended December 31, 2008, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. The sales and administrative charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the purchase payments line of the Statement of Changes in Net Assets.

  PREMIUM TAX CHARGE: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

  GUARANTEED MINIMUM WITHDRAWAL CHARGE: An optional annualized fee percentage of 0.65% for a guaranteed minimum withdrawal benefit ("GMWB") charge may be assessed on certain contracts based on eligible purchase payments made into the contract (called the "Benefit Base"). The fee is deducted quarterly and is calculated as a percentage of the Benefit Base on the date the fee is deducted. The GMWB charges for all divisions in the Separate Account totaled $6,216,007 and $5,292,677 for the years ended December 31, 2009 and 2008, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract charges line of the Statement of Changes in Net Assets.

  OTHER MATTERS RELATED TO SEPARATE ACCOUNT CHARGES: Capital surplus (which represents VALIC's investment in the Separate Account) amounts reflected in the statements of net assets for Divisions 44, 75, 77 and 101 and are not subject to contract owner charges since they do not represent reserves for annuity contracts issued.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2009 consist of the following:

                                                                  COST OF     PROCEEDS FROM
                  UNDERLYING FUND                    DIVISION SHARES ACQUIRED  SHARES SOLD
--------------------------------------------------------------------------------------------
VALIC Company I Capital Conservation Fund               1     $      301,007  $      588,603
VALIC Company I Money Market I Fund                     7         88,290,274      86,927,196
VALIC Company I Mid Cap Index Fund                      2            262,176         543,199
VALIC Company I Asset Allocation Fund                   6        378,130,079     446,605,299
VALIC Company I Money Market I Fund                     4      1,050,420,890   1,071,466,717
VALIC Company I Capital Conservation Fund               5         57,528,429      62,325,754
VALIC Company I Government Securities Fund              8        120,626,406     146,960,901
VALIC Company I Stock Index Fund                       10A         1,280,510      16,897,766
VALIC Company I Stock Index Fund                       10B            48,026       1,800,619
VALIC Company I Stock Index Fund                       10C     1,620,498,865   1,498,513,506
VALIC Company I Stock Index Fund                       10D           197,812       1,707,337
VALIC Company I International Equities Fund            11        458,178,176     442,089,280
VALIC Company I Global Social Awareness Fund           12        195,804,422     274,806,840
VALIC Company I International Government Bond Fund     13        130,842,058     143,103,572
VALIC Company I Small Cap Index Fund                   14        431,489,155     446,510,231
VALIC Company I Core Equity Fund                       15        169,614,268     188,068,138
VALIC Company I Growth & Income Fund                   16         61,717,956      67,255,818
VALIC Company I Science & Technology Fund              17        368,159,820     389,123,466
VALIC Company I Small Cap Fund                         18        192,798,378     216,113,905
VALIC Company I International Growth I Fund            20        370,440,949     371,452,311
VALIC Company I Core Value Fund                        21         78,075,065      78,981,750
Vanguard Long-Term Investment-Grade Fund               22        125,495,280     119,835,779
Vanguard Long-Term Treasury Fund                       23        331,988,012     391,844,781
Vanguard Windsor II Fund                               24        841,069,743     794,523,787
Vanguard Wellington Fund                               25        827,176,102     865,813,723
VALIC Company II International Small Cap Equity        33        348,233,372     379,553,854
VALIC Company II Small Cap Growth Fund                 35         27,073,576      24,574,430
VALIC Company II Small Cap Value Fund                  36        225,739,257     163,427,867
VALIC Company II Mid Cap Growth Fund                   37        100,910,238     105,218,467
VALIC Company II Mid Cap Value Fund                    38        281,663,280     303,324,591
VALIC Company II Capital Appreciation Fund             39         20,356,584      21,785,959
VALIC Company II Large Cap Value Fund                  40        112,094,571     121,467,070
VALIC Company II Socially Responsible Fund             41        408,951,280     438,155,298
VALIC Company II Money Market II Fund                  44        260,578,665     349,957,118
VALIC Company I Nasdaq-100(R) Index Fund               46         61,198,162      47,069,973
VALIC Company II Aggressive Growth Lifestyle Fund      48         69,141,972      54,262,912
VALIC Company II Moderate Growth Lifestyle Fund        49        106,296,206      88,021,004
VALIC Company II Conservative Growth Lifestyle Fund    50         49,711,062      42,601,079
Vanguard LifeStrategy Growth Fund                      52         68,002,002      61,143,957
Vanguard LifeStrategy Moderate Growth Fund             53         80,306,579      73,384,693

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                               COST OF     PROCEEDS FROM
                UNDERLYING FUND                   DIVISION SHARES ACQUIRED  SHARES SOLD
----------------------------------------------------------------------------------------
Vanguard LifeStrategy Conservative Growth Fund      54        35,871,981     34,136,973
VALIC Company II Core Bond Fund                     58       100,095,651     82,785,211
VALIC Company II Strategic Bond Fund                59       229,689,589    198,488,972
VALIC Company II High Yield Bond Fund               60       140,640,197    123,286,536
Ariel Fund                                          68       137,482,679    137,834,556
Ariel Appreciation Fund                             69       104,795,482    112,213,832
Lou Holland Growth Fund                             70        32,427,372     29,143,804
VALIC Company I Blue Chip Growth Fund               72       267,531,256    224,215,241
VALIC Company I Health Sciences Fund                73       112,496,424    123,193,531
VALIC Company I Value Fund                          74       121,902,326    151,591,453
VALIC Company I Broad Cap Value Income Fund         75        11,430,184     11,549,310
VALIC Company I Large Cap Core Fund                 76        73,087,285     88,458,611
VALIC Company I Inflation Protected Fund            77       143,655,925    111,303,011
VALIC Company I Growth Fund                         78       358,531,791    402,863,014
VALIC Company I Large Capital Growth Fund           79       205,537,367    230,371,702
SunAmerica 2015 High Watermark Fund                 81        23,756,108     24,360,168
SunAmerica 2020 High Watermark Fund                 82        12,315,981     11,149,475
VALIC Company I Mid Cap Strategic Growth Fund       83       131,052,985    139,044,928
VALIC Company I Small Cap Special Values Fund       84       103,500,650    112,380,516
VALIC Company I Small Mid Growth Fund               85        50,782,372     52,747,646
VALIC Company I Small Cap Aggressive Growth Fund    86        40,269,025     30,352,520
VALIC Company I Global Equity Fund                  87       135,973,130    152,075,893
VALIC Company I Global Strategy Fund                88       309,371,209    310,829,440
VALIC Company I Foreign Value Fund                  89       432,682,707    431,516,210
VALIC Company I Global Real Estate Fund             101      161,084,529    127,756,506

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I          VALIC COMPANY I
                                           CAPITAL CONSERVATION    CAPITAL CONSERVATION       MONEY MARKET I
                                                   FUND                    FUND                    FUND
                                         -------------------------------------------------------------------------
                                                DIVISION 1              DIVISION 7              DIVISION 2
                                         -------------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/  1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/
                                         ------------------------------------------------------------------------
Accumulation Unit Value                                5.4765127                3.0668041               3.0155952
Net Assets Attributable to Accumulation
  Units Outstanding                                    2,165,949               95,294,792               1,067,091
                                         ========================================================================

Accumulation Units Issued                                 11,888               21,679,901                  86,416
Accumulation Units Redeemed                             (107,687)            (22,980,893)                (175,137)
                                         ------------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                      (95,799)             (1,300,993)                 (88,721)
Beginning Accumulation Units
  Outstanding                                            491,373               32,378,330                 442,634
                                         ------------------------------------------------------------------------
Ending Accumulation Units Outstanding                    395,575               31,077,337                 353,912
                                         ========================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                       0.80% /(2)/
                                                                  -----------------------
Accumulation Unit Value                                                         3.2132933
Net Assets Attributable to Accumulation
  Units Outstanding                                                            20,340,542
                                                                  =======================

Accumulation Units Issued                                                       7,334,478
Accumulation Units Redeemed                                                   (7,134,716)
                                                                  -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                               199,762
Beginning Accumulation Units
  Outstanding                                                                   6,130,802
                                                                  -----------------------
Ending Accumulation Units Outstanding                                           6,330,564
                                                                  =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                       0.60% /(2)/
                                                                  -----------------------
Accumulation Unit Value                                                         3.3715519
Net Assets Attributable to Accumulation
  Units Outstanding                                                               977,279
                                                                  =======================

Accumulation Units Issued                                                         146,478
Accumulation Units Redeemed                                                     (182,081)
                                                                  -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                              (35,602)
Beginning Accumulation Units
  Outstanding                                                                     325,510
                                                                  -----------------------
Ending Accumulation Units Outstanding                                             289,907
                                                                  =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                       0.40% /(2)/
                                                                  -----------------------
Accumulation Unit Value                                                         1.0726135
Net Assets Attributable to Accumulation
  Units Outstanding                                                                    --
                                                                  =======================

Accumulation Units Issued                                                              --
Accumulation Units Redeemed                                                            --
                                                                  -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                    --
Beginning Accumulation Units
  Outstanding                                                                          --
                                                                  -----------------------
Ending Accumulation Units Outstanding                                                  --
                                                                  =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I        VALIC COMPANY I
                                             MONEY MARKET I           MID CAP INDEX         ASSET ALLOCATION
                                                  FUND                    FUND                    FUND
                                         ----------------------- ----------------------- -----------------------
                                               DIVISION 6              DIVISION 4              DIVISION 5
                                         ----------------------- ----------------------- -----------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                    1.45% /(1)/             1.45% /(1)/ 1.00% /(2) (3) (4) (5)/
                                         ----------------------- ----------------------- -----------------------
Accumulation Unit Value                                1.0713794               1.3166779               4.9250632
Net Assets Attributable to Accumulation
  Units Outstanding                                      217,654                  96,273             114,943,962
                                         ======================= ======================= =======================
Accumulation Units Issued                                226,655                  23,089              10,993,417
Accumulation Units Redeemed                            (380,793)                (10,242)            (13,246,919)
                                         ----------------------- ----------------------- -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (154,138)                  12,847             (2,253,502)
Beginning Accumulation Units
  Outstanding                                            357,292                  60,271              25,594,227
                                         ----------------------- ----------------------- -----------------------
Ending Accumulation Units Outstanding                    203,154                  73,118              23,340,724
                                         ======================= ======================= =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/             0.80% /(2)/
                                         ----------------------- ----------------------- -----------------------
Accumulation Unit Value                                2.1292802               9.2475114               5.1804785
Net Assets Attributable to Accumulation
  Units Outstanding                                  327,490,833           1,622,782,968              13,687,985
                                         ======================= ======================= =======================
Accumulation Units Issued                            128,495,867             114,866,593               2,622,568
Accumulation Units Redeemed                        (153,750,067)           (127,251,833)             (2,209,315)
                                         ----------------------- ----------------------- -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 (25,254,200)            (12,385,240)                 413,253
Beginning Accumulation Units
  Outstanding                                        179,084,738             187,891,321               2,229,129
                                         ----------------------- ----------------------- -----------------------
Ending Accumulation Units Outstanding                153,830,538             175,506,081               2,642,382
                                         ======================= ======================= =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                    0.95% /(1)/             0.95% /(1)/             0.60% /(2)/
                                         ----------------------- ----------------------- -----------------------
Accumulation Unit Value                                1.0958046               1.4996497               5.4609620
Net Assets Attributable to Accumulation
  Units Outstanding                                           --                      --                 181,760
                                         ======================= ======================= =======================
Accumulation Units Issued                                     --                      --                  29,653
Accumulation Units Redeemed                                   --                      --                (39,446)
                                         ----------------------- ----------------------- -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                           --                      --                 (9,792)
Beginning Accumulation Units
  Outstanding                                                 --                      --                  43,079
                                         ----------------------- ----------------------- -----------------------
Ending Accumulation Units Outstanding                         --                      --                  33,286
                                         ======================= ======================= =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                    0.80% /(2)/             0.80% /(2)/             0.40% /(2)/
                                         ----------------------- ----------------------- -----------------------
Accumulation Unit Value                                2.2315917               9.7424776               0.9251412
Net Assets Attributable to Accumulation
  Units Outstanding                                   85,991,135             376,448,446                      --
                                         ======================= ======================= =======================
Accumulation Units Issued                             41,098,674              32,613,781                      --
Accumulation Units Redeemed                         (44,542,768)            (31,344,868)                      --
                                         ----------------------- ----------------------- -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (3,444,094)               1,268,914                      --
Beginning Accumulation Units
  Outstanding                                         41,978,622              37,372,986                      --
                                         ----------------------- ----------------------- -----------------------
Ending Accumulation Units Outstanding                 38,534,528              38,641,900                      --
                                         ======================= ======================= =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                    0.60% /(2)/             0.60% /(2)/
                                         ----------------------- -----------------------
Accumulation Unit Value                                2.3413631              10.2887753
Net Assets Attributable to Accumulation
  Units Outstanding                                    5,546,996              11,790,581
                                         ======================= =======================
Accumulation Units Issued                              3,061,085                 826,320
Accumulation Units Redeemed                          (4,042,154)             (1,064,867)
                                         ----------------------- -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (981,069)               (238,547)
Beginning Accumulation Units
  Outstanding                                          3,350,461               1,384,721
                                         ----------------------- -----------------------
Ending Accumulation Units Outstanding                  2,369,391               1,146,174
                                         ======================= =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                    0.40% /(2)/             0.40% /(2)/
                                         ----------------------- -----------------------
Accumulation Unit Value                                1.0233601               0.8193502
Net Assets Attributable to Accumulation
  Units Outstanding                                    9,215,035              14,797,980
                                         ======================= =======================
Accumulation Units Issued                              3,503,837               2,604,870
Accumulation Units Redeemed                          (4,607,222)             (2,608,024)
                                         ----------------------- -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (1,103,385)                 (3,153)
Beginning Accumulation Units
  Outstanding                                         10,108,070              18,063,782
                                         ----------------------- -----------------------
Ending Accumulation Units Outstanding                  9,004,685              18,060,629
                                         ======================= =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I     VALIC COMPANY I
                                          GOVERNMENT SECURITIES        STOCK INDEX         STOCK INDEX
                                                  FUND                    FUND                FUND
                                         ----------------------- ----------------------- ---------------
                                               DIVISION 8             DIVISION 10A        DIVISION 10B
                                         ----------------------- ----------------------- ---------------
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                         1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/  0.6252% /(3)/
Accumulation Unit Value                                3.1246747              21.3415330     36.5192126
Net Assets Attributable to Accumulation
 Units Outstanding                                    99,270,373             116,009,946     10,318,859
                                         ===============================================================
Accumulation Units Issued                             27,180,396                  75,625          1,087
Accumulation Units Redeemed                         (36,059,557)               (861,382)       (60,423)
                                         ---------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                   (8,879,160)               (785,757)       (59,335)
Beginning Accumulation Units
 Outstanding                                          40,652,547               6,221,689        342,835
                                         ---------------------------------------------------------------
Ending Accumulation Units Outstanding                 31,773,386               5,435,932        283,500
                                         ===============================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                     0.80% /(2)/
                                         -----------------------
Accumulation Unit Value                                3.2739458
Net Assets Attributable to Accumulation
 Units Outstanding                                    22,700,430
                                         =======================
Accumulation Units Issued                              8,840,046
Accumulation Units Redeemed                          (9,410,529)
                                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (570,483)
Beginning Accumulation Units
 Outstanding                                           7,504,411
                                         -----------------------
Ending Accumulation Units Outstanding                  6,933,928
                                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                     0.60% /(2)/
                                         -----------------------
Accumulation Unit Value                                3.4351222
Net Assets Attributable to Accumulation
 Units Outstanding                                     1,065,981
                                         =======================
Accumulation Units Issued                                393,643
Accumulation Units Redeemed                            (377,827)
                                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                        15,816
Beginning Accumulation Units
 Outstanding                                             294,595
                                         -----------------------
Ending Accumulation Units Outstanding                    310,411
                                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                     0.40% /(2)/
                                         -----------------------
Accumulation Unit Value                                1.0768502
Net Assets Attributable to Accumulation
 Units Outstanding                                            --
                                         =======================
Accumulation Units Issued                                     --
Accumulation Units Redeemed                                   --
                                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                            --
Beginning Accumulation Units
 Outstanding                                                  --
                                         -----------------------
Ending Accumulation Units Outstanding                         --
                                         =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I        VALIC COMPANY I
                                               STOCK INDEX             STOCK INDEX       INTERNATIONAL EQUITIES
                                                  FUND                    FUND                    FUND
                                         -----------------------------------------------------------------------
                                              DIVISION 10C            DIVISION 10D            DIVISION 11
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               1.45% /(1)/       1.00%/ (2) (3) (4) (5)/ 1.00%/ (2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.8470481               8.0286308               1.5479283
Net Assets Attributable to Accumulation
 Units Outstanding                                        29,501              14,062,738             682,111,694
                                         =======================================================================
Accumulation Units Issued                                 40,460                  30,477             299,034,686
Accumulation Units Redeemed                             (33,702)               (249,242)           (301,313,776)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                         6,758               (218,766)             (2,279,090)
Beginning Accumulation Units
 Outstanding                                              28,070               1,970,487             443,006,497
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                     34,828               1,751,721             440,727,408
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                         1.00% /(2) (3) (4) (5)/                               0.80% /(2)/
                                         -----------------------                         -----------------------
Accumulation Unit Value                                4.5301597                                       1.6113450
Net Assets Attributable to Accumulation
 Units Outstanding                                 2,261,095,829                                     165,357,161
                                         =======================                         =======================
Accumulation Units Issued                            330,205,729                                      89,806,537
Accumulation Units Redeemed                        (351,577,991)                                    (86,663,241)
                                         -----------------------                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                  (21,372,262)                                       3,143,296
Beginning Accumulation Units
 Outstanding                                         520,561,748                                      99,483,288
                                         -----------------------                         -----------------------
Ending Accumulation Units Outstanding                499,189,486                                     102,626,583
                                         =======================                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.95% /(1)/                                     0.60% /(2)/
                                         -----------------------                         -----------------------
Accumulation Unit Value                                1.1855958                                       1.6780398
Net Assets Attributable to Accumulation
 Units Outstanding                                            --                                       5,958,549
                                         =======================                         =======================
Accumulation Units Issued                                     --                                       2,341,720
Accumulation Units Redeemed                                   --                                     (2,611,883)
                                         -----------------------                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                            --                                       (270,163)
Beginning Accumulation Units
 Outstanding                                                  --                                       3,821,556
                                         -----------------------                         -----------------------
Ending Accumulation Units Outstanding                         --                                       3,551,393
                                         =======================                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.80% /(2)/                                     0.40% /(2)/
                                         -----------------------                         -----------------------
Accumulation Unit Value                                4.7306478                                       0.6786515
Net Assets Attributable to Accumulation
 Units Outstanding                                   526,440,974                                              --
                                         =======================                         =======================
Accumulation Units Issued                             91,860,331                                              --
Accumulation Units Redeemed                         (74,330,295)                                              --
                                         -----------------------                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                    17,530,037                                              --
Beginning Accumulation Units
 Outstanding                                          93,757,719                                              --
                                         -----------------------                         -----------------------
Ending Accumulation Units Outstanding                111,287,756                                              --
                                         =======================                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.60% /(2)/
                                         -----------------------
Accumulation Unit Value                                4.9511711
Net Assets Attributable to Accumulation
 Units Outstanding                                    20,894,244
                                         =======================
Accumulation Units Issued                              2,863,314
Accumulation Units Redeemed                          (3,252,928)
                                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (389,614)
Beginning Accumulation Units
 Outstanding                                           4,610,545
                                         -----------------------
Ending Accumulation Units Outstanding                  4,220,931
                                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.40% /(2)/
                                         -----------------------
Accumulation Unit Value                                0.7467820
Net Assets Attributable to Accumulation
 Units Outstanding                                    43,681,506
                                         =======================
Accumulation Units Issued                              6,191,711
Accumulation Units Redeemed                          (9,502,624)
                                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                   (3,310,913)
Beginning Accumulation Units
 Outstanding                                          61,803,897
                                         -----------------------
Ending Accumulation Units Outstanding                 58,492,985
                                         =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                            VALIC COMPANY I      VALIC COMPANY I       VALIC COMPANY I
                                            SOCIAL AWARENESS     INT'L GOVERNMENT      SMALL CAP INDEX
                                                  FUND              BOND FUND               FUND
                                         -----------------------------------------------------------------
                                              DIVISION 12          DIVISION 13           DIVISION 14
                                         -----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE                                   1.00%
 RISK CHARGE OF:                               1.45% /(1)/       /(2) (3) (4) (5)/       1.45% /(1)/
                                         -----------------------------------------------------------------
Accumulation Unit Value                                0.8392103         2.7137735               1.1789918
Net Assets Attributable to Accumulation
 Units Outstanding                                            --       120,056,511                  29,401
                                         =================================================================
Accumulation Units Issued                                 26,923        37,505,687                   7,357
Accumulation Units Redeemed                             (26,923)      (44,071,507)                 (5,819)
                                         -----------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                            --       (6,565,820)                   1,538
Beginning Accumulation Units
 Outstanding                                                  --        50,811,427                  23,399
                                         -----------------------------------------------------------------
Ending Accumulation Units Outstanding                         --        44,245,607                  24,937
                                         =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                         1.00% /(2) (3) (4) (5)/    0.80% /(2)/    1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------
Accumulation Unit Value                                3.4233748         2.8124323               3.1206437
Net Assets Attributable to Accumulation
 Units Outstanding                                   199,544,685        30,428,204             584,429,830
                                         =================================================================
Accumulation Units Issued                             46,204,332        12,946,516             128,989,256
Accumulation Units Redeemed                         (59,524,928)      (12,938,970)           (147,727,334)
                                         -----------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                  (13,320,595)             7,546            (18,738,078)
Beginning Accumulation Units
 Outstanding                                          70,913,038        10,812,062             206,050,238
                                         -----------------------------------------------------------------
Ending Accumulation Units Outstanding                 57,592,442        10,819,608             187,312,159
                                         =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.95% /(1)/          0.60% /(2)/          0.95% /(1)/
                                         -----------------------------------------------------------------
Accumulation Unit Value                                1.1563413         2.9170882               1.3764117
Net Assets Attributable to Accumulation
 Units Outstanding                                            --         3,172,170                      --
                                         =================================================================
Accumulation Units Issued                                     --         1,434,597                      --
Accumulation Units Redeemed                                   --       (1,895,643)                      --
                                         -----------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                            --         (461,046)                      --
Beginning Accumulation Units
 Outstanding                                                  --         1,549,545                      --
                                         -----------------------------------------------------------------
Ending Accumulation Units Outstanding                         --         1,088,499                      --
                                         =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.80% /(2)/          0.40% /(2)/          0.80% /(2)/
                                         -----------------------------------------------------------------
Accumulation Unit Value                                3.5582894         1.1039211               3.2286566
Net Assets Attributable to Accumulation
 Units Outstanding                                    80,870,359            72,759             172,589,945
                                         =================================================================
Accumulation Units Issued                             29,477,395                 1              44,293,329
Accumulation Units Redeemed                         (46,271,550)           (5,425)            (41,881,563)
                                         -----------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                  (16,794,155)           (5,424)               2,411,765
Beginning Accumulation Units
 Outstanding                                          39,523,029            71,333              51,046,581
                                         -----------------------------------------------------------------
Ending Accumulation Units Outstanding                 22,728,874            65,909              53,458,346
                                         =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.60% /(2)/                               0.60% /(2)/
                                         -----------------------                   -----------------------
Accumulation Unit Value                                3.7055666                                 3.3449648
Net Assets Attributable to Accumulation
 Units Outstanding                                            --                                 5,528,008
                                         =======================                   =======================
Accumulation Units Issued                                313,689                                 1,347,790
Accumulation Units Redeemed                            (669,307)                               (1,691,997)
                                         -----------------------                   -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (355,617)                                 (344,208)
Beginning Accumulation Units
 Outstanding                                           1,006,351                                 1,997,123
                                         -----------------------                   -----------------------
Ending Accumulation Units Outstanding                    650,734                                 1,652,916
                                         =======================                   =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.40% /(2)/                               0.40% /(2)/
                                         -----------------------                   -----------------------
Accumulation Unit Value                                0.7304217                                 0.7721510
Net Assets Attributable to Accumulation
 Units Outstanding                                       949,116                                 8,629,492
                                         =======================                   =======================
Accumulation Units Issued                                     23                                 2,160,386
Accumulation Units Redeemed                            (242,310)                               (1,285,886)
                                         -----------------------                   -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (242,287)                                   874,500
Beginning Accumulation Units
 Outstanding                                           1,541,696                                10,301,414
                                         -----------------------                   -----------------------
Ending Accumulation Units Outstanding                  1,299,409                                11,175,914
                                         =======================                   =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I        VALIC COMPANY I
                                               CORE EQUITY           GROWTH & INCOME      SCIENCE & TECHNOLOGY
                                                  FUND                    FUND                    FUND
                                         -----------------------------------------------------------------------
                                               DIVISION 15             DIVISION 16            DIVISION 17
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                         1.00% /(2) (3) (4) (5)/       1.45% /(1)/             1.45% /(1)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.8372604               0.8132040               0.5367831
Net Assets Attributable to Accumulation
 Units Outstanding                                   192,642,135                  59,031                   4,302
                                         =======================================================================
Accumulation Units Issued                             95,145,718                  21,092                   1,411
Accumulation Units Redeemed                        (107,614,312)                 (4,228)                   (674)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                  (12,468,594)                  16,864                     738
Beginning Accumulation Units
 Outstanding                                         117,336,313                  55,727                   7,278
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                104,867,719                  72,591                   8,015
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.80% /(2)/       1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.8934207               1.9973036               2.3562899
Net Assets Attributable to Accumulation
 Units Outstanding                                    37,955,928              67,059,657             577,645,365
                                         =======================================================================
Accumulation Units Issued                             17,534,358              31,567,366             194,519,863
Accumulation Units Redeemed                         (18,428,458)            (35,635,553)           (206,544,151)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (894,100)             (4,068,187)            (12,024,289)
Beginning Accumulation Units
 Outstanding                                          20,940,813              37,648,494             257,209,740
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 20,046,713              33,580,307             245,185,452
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.60% /(2)/             0.95% /(1)/             0.95% /(1)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.9537467               1.1335580               1.3209334
Net Assets Attributable to Accumulation
 Units Outstanding                                     1,069,204                      --                      --
                                         =======================================================================
Accumulation Units Issued                                449,907                      --                      --
Accumulation Units Redeemed                            (675,987)                      --                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (226,080)                      --                      --
Beginning Accumulation Units
 Outstanding                                             773,394                      --                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                    547,314                      --                      --
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                     0.40% /(2)/             0.80% /(2)/             0.80% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.7337235               2.0584842               2.4278598
Net Assets Attributable to Accumulation
 Units Outstanding                                       520,601              12,786,424             137,809,435
                                         =======================================================================
Accumulation Units Issued                                    370               6,369,637              46,573,432
Accumulation Units Redeemed                            (108,634)             (6,315,559)            (44,982,711)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (108,264)                  54,078               1,590,721
Beginning Accumulation Units
 Outstanding                                             817,797               6,157,735              55,172,289
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                    709,533               6,211,813              56,763,010
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                                       0.60% /(2)/             0.60% /(2)/
                                                                 -----------------------------------------------
Accumulation Unit Value                                                        2.1240869               2.5053132
Net Assets Attributable to Accumulation
 Units Outstanding                                                               554,298               5,957,572
                                                                 ===============================================
Accumulation Units Issued                                                        255,981               1,669,112
Accumulation Units Redeemed                                                    (277,230)             (1,720,065)
                                                                 -----------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                                              (21,249)                (50,953)
Beginning Accumulation Units
 Outstanding                                                                     282,364               2,429,103
                                                                 -----------------------------------------------
Ending Accumulation Units Outstanding                                            261,115               2,378,150
                                                                 ===============================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                                             0.40% /(2)/             0.40% /(2)/
                                                                 -----------------------------------------------
Accumulation Unit Value                                                        0.7283886               0.8198791
Net Assets Attributable to Accumulation
 Units Outstanding                                                                    --              13,222,954
                                                                 ===============================================
Accumulation Units Issued                                                             --               2,128,634
Accumulation Units Redeemed                                                           --             (2,439,456)
                                                                 -----------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                                                    --               (310,822)
Beginning Accumulation Units
 Outstanding                                                                          --              16,438,753
                                                                 -----------------------------------------------
Ending Accumulation Units Outstanding                                                 --              16,127,931
                                                                 ===============================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                  VALIC COMPANY I        VALIC COMPANY I          VALIC COMPANY I
                                     SMALL CAP        INTERNATIONAL GROWTH I      INCOME & GROWTH
                                       FUND                    FUND                    FUND
                              -----------------------------------------------------------------------
                                    DIVISION 18            DIVISION 20              DIVISION 21
                              -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:      1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/
                              -----------------------------------------------------------------------
Accumulation Unit Value                     2.2137374               2.0355326               1.4133376
Net Assets Attributable to
 Accumulation Units
 Outstanding                              233,272,409             353,229,979              87,241,933
                              =======================================================================
Accumulation Units Issued                  98,648,351             156,887,321              47,989,333
Accumulation Units Redeemed             (111,147,527)           (171,454,172)            (55,436,269)
                              -----------------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                             (12,499,176)            (14,566,851)             (7,446,936)
Beginning Accumulation Units
 Outstanding                              117,886,782             188,123,588              69,182,773
                              -----------------------------------------------------------------------
Ending Accumulation Units
 Outstanding                              105,387,606             173,556,736              61,735,837
                              =======================================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:            0.80% /(2)/             0.80% /(2)/             0.80% /(2)/
                              -----------------------------------------------------------------------
Accumulation Unit Value                     2.2914994               2.1063166               1.4778057
Net Assets Attributable to
 Accumulation Units
 Outstanding                               42,871,413             182,713,342              33,497,429
                              =======================================================================
Accumulation Units Issued                  19,017,727              87,075,737              18,265,579
Accumulation Units Redeemed              (18,853,512)            (77,954,963)            (13,977,276)
                              -----------------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                  164,215               9,120,774               4,288,303
Beginning Accumulation Units
 Outstanding                               18,545,437              77,628,544              18,379,431
                              -----------------------------------------------------------------------
Ending Accumulation Units
 Outstanding                               18,709,651              86,749,318              22,667,733
                              =======================================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:            0.60% /(2)/             0.60% /(2)/             0.60% /(2)/
                              -----------------------------------------------------------------------
Accumulation Unit Value                     2.3820088               2.1821792               1.5505955
Net Assets Attributable to
 Accumulation Units
 Outstanding                                2,163,383               5,207,836                 704,468
                              =======================================================================
Accumulation Units Issued                     495,491               2,139,542                 389,222
Accumulation Units Redeemed                 (721,781)             (1,849,888)               (464,294)
                              -----------------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                (226,291)                 289,654                (75,071)
Beginning Accumulation Units
 Outstanding                                1,134,532               2,097,063                 529,452
                              -----------------------------------------------------------------------
Ending Accumulation Units
 Outstanding                                  908,241               2,386,717                 454,380
                              =======================================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:            0.40% /(2)/             0.40% /(2)/             0.40% /(2)/
                              -----------------------------------------------------------------------
Accumulation Unit Value                     0.7691591               0.7311533               0.7149456
Net Assets Attributable to
 Accumulation Units
 Outstanding                                       --                      --                 649,260
                              =======================================================================
Accumulation Units Issued                          --                      --                  22,363
Accumulation Units Redeemed                        --                      --               (213,505)
                              -----------------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                       --                      --               (191,142)
Beginning Accumulation Units
 Outstanding                                       --                      --               1,099,268
                              -----------------------------------------------------------------------
Ending Accumulation Units
 Outstanding                                       --                      --                 908,126
                              =======================================================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                     VANGUARD                VANGUARD           VANGUARD
                                LONG-TERM CORPORATE     LONG-TERM TREASURY     WINDSOR II
                                       FUND                    FUND               FUND
                              -------------------------------------------------------------
                                    DIVISION 22            DIVISION 23         DIVISION 24
                              -------------------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:      1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/  1.25% /(2)/
                              -------------------------------------------------------------
Accumulation Unit Value                     2.1382115               2.2053742     2.0765176
Net Assets Attributable to
 Accumulation Units
 Outstanding                              128,099,802             225,871,195 1,103,920,962
                              =============================================================
Accumulation Units Issued                  43,486,470              89,619,786   382,714,102
Accumulation Units Redeemed              (45,463,614)           (119,455,971) (381,944,308)
                              -------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                              (1,977,145)            (29,836,186)       769,794
Beginning Accumulation Units
 Outstanding                               61,895,100             132,267,500   530,919,431
                              -------------------------------------------------------------
Ending Accumulation Units
 Outstanding                               59,917,955             102,431,315   531,689,225
                              =============================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:            0.80% /(2)/             0.80% /(2)/        1.05% /(2)/
                              -------------------------------------------------------------
Accumulation Unit Value                     2.2570176               2.3077062     2.1729366
Net Assets Attributable to
 Accumulation Units
 Outstanding                               40,413,245              86,720,722   321,257,856
                              =============================================================
Accumulation Units Issued                  16,695,320              38,286,608   129,615,409
Accumulation Units Redeemed              (15,989,505)            (44,504,731) (109,154,528)
                              -------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                  705,815             (6,218,123)    20,460,882
Beginning Accumulation Units
 Outstanding                               17,200,551              43,798,242   127,389,564
                              -------------------------------------------------------------
Ending Accumulation Units
 Outstanding                               17,906,366              37,580,119   147,850,446
                              =============================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:            0.60% /(2)/             0.60% /(2)/        0.85% /(2)/
                              -------------------------------------------------------------
Accumulation Unit Value                     2.3915391               2.4196970     2.2822634
Net Assets Attributable to
 Accumulation Units
 Outstanding                                1,801,725               3,429,642    16,201,220
                              =============================================================
Accumulation Units Issued                     449,251               1,034,796     4,737,569
Accumulation Units Redeemed                 (594,999)             (1,448,966)   (3,887,983)
                              -------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                (145,748)               (414,170)       849,587
Beginning Accumulation Units
 Outstanding                                  899,174               1,831,581     6,249,982
                              -------------------------------------------------------------
Ending Accumulation Units
 Outstanding                                  753,426               1,417,411     7,099,568
                              =============================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:            0.40% /(2)/             0.40% /(2)/        0.65% /(2)/
                              -------------------------------------------------------------
Accumulation Unit Value                     1.1147309               1.1118294     0.7369698
Net Assets Attributable to
 Accumulation Units
 Outstanding                                  343,214               1,097,625    21,038,385
                              =============================================================
Accumulation Units Issued                       1,978                 104,309     3,456,337
Accumulation Units Redeemed                  (79,481)               (305,066)   (4,995,768)
                              -------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                 (77,503)               (200,758)   (1,539,432)
Beginning Accumulation Units
 Outstanding                                  385,393               1,187,983    30,086,579
                              -------------------------------------------------------------
Ending Accumulation Units
 Outstanding                                  307,890                 987,225    28,547,147
                              =============================================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                VANGUARD       VALIC COMPANY II     VALIC COMPANY II
                               WELLINGTON   INTERNATIONAL GROWTH II SMALL CAP GROWTH
                                  FUND               FUND                 FUND
                              ------------------------------------------------------
                               DIVISION 25        DIVISION 33         DIVISION 35
                              ------------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:       1.25% /(2)/        0.75% /(2)/         1.45% /(1)/
                              ------------------------------------------------------
Accumulation Unit Value           2.4505794          1.5765059           0.7030287
Net Assets Attributable to
 Accumulation Units
 Outstanding                  1,088,335,129        498,705,235              14,326
                              ======================================================
Accumulation Units Issued       309,305,086        231,568,001               8,268
Accumulation Units Redeemed   (343,114,719)      (245,092,496)             (4,931)
                              ------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                   (33,809,632)       (13,524,495)               3,337
Beginning Accumulation Units
 Outstanding                    477,990,784        329,905,870              17,041
                              ------------------------------------------------------
Ending Accumulation Units
 Outstanding                    444,181,152        316,381,374              20,378
                              ======================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:       1.05% /(2)/        0.55% /(2)/         0.95% /(1)/
                              ------------------------------------------------------
Accumulation Unit Value           2.5844954          1.6126209           1.2157493
Net Assets Attributable to
 Accumulation Units
 Outstanding                    263,061,786         93,310,837                  --
                              ======================================================
Accumulation Units Issued        78,709,371         50,459,398                  --
Accumulation Units Redeemed    (77,101,270)       (66,003,358)                  --
                              ------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                      1,608,101       (15,543,960)                  --
Beginning Accumulation Units
 Outstanding                    100,181,566         73,410,884                  --..
                              ------------------------------------------------------
Ending Accumulation Units
 Outstanding                    101,789,667         57,866,924                  --
                              ======================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:       0.85% /(2)/        0.35% /(2)/         0.75% /(2)/
                              ------------------------------------------------------
Accumulation Unit Value           2.7384861          1.6496272           1.2924443
Net Assets Attributable to
 Accumulation Units
 Outstanding                     14,803,860          3,378,806          34,425,920
                              ======================================================
Accumulation Units Issued         3,898,050          1,638,366          20,857,027
Accumulation Units Redeemed     (4,496,351)        (2,547,163)        (19,344,753)
                              ------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                      (598,302)          (908,796)           1,512,274
Beginning Accumulation Units
 Outstanding                      6,005,134          2,957,259          25,128,636
                              ------------------------------------------------------
Ending Accumulation Units
 Outstanding                      5,406,833          2,048,462          26,640,910
                              ======================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:       0.65% /(2)/        0.15% /(2)/         0.55% /(2)/
                              ------------------------------------------------------
Accumulation Unit Value           0.9189520          0.6553538           1.3220155
Net Assets Attributable to
 Accumulation Units
 Outstanding                     28,007,461                 --           9,291,731
                              ======================================================
Accumulation Units Issued         3,378,934                 --           6,609,549
Accumulation Units Redeemed     (7,172,124)                 --         (5,744,284)
                              ------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                    (3,793,190)                 --             865,265
Beginning Accumulation Units
 Outstanding                     34,270,800                 --           6,163,487
                              ------------------------------------------------------
Ending Accumulation Units
 Outstanding                     30,477,610                 --           7,028,752
                              ======================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:                                              0.35% /(2)/
                                                                      ------------
Accumulation Unit Value                                                  1.3524069
Net Assets Attributable to
 Accumulation Units
 Outstanding                                                               822,768
                                                                      ============
Accumulation Units Issued                                                1,271,568
Accumulation Units Redeemed                                            (1,287,787)
                                                                      ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                                              (16,219)
Beginning Accumulation Units
 Outstanding                                                               624,705
                                                                      ------------
Ending Accumulation Units
 Outstanding                                                               608,486
                                                                      ============
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:                                              0.15% /(2)/
                                                                      ------------
Accumulation Unit Value                                                  0.7135899
Net Assets Attributable to
 Accumulation Units
 Outstanding                                                                    --
                                                                      ============
Accumulation Units Issued                                                       --
Accumulation Units Redeemed                                                     --
                                                                      ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                                                    --
Beginning Accumulation Units
 Outstanding                                                                    --
                                                                      ------------
Ending Accumulation Units
 Outstanding                                                                    --
                                                                      ============

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                              VALIC COMPANY II VALIC COMPANY II VALIC COMPANY II
                              SMALL CAP VALUE   MID CAP GROWTH   MID CAP VALUE
                                    FUND             FUND             FUND
                              --------------------------------------------------
                                DIVISION 36      DIVISION 37      DIVISION 38
                              --------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.75% /(2)/      0.75% /(2)/      0.75% /(2)/
                              --------------------------------------------------
Accumulation Unit Value            1.9636428        1.1210870        2.8206758
Net Assets Attributable to
 Accumulation Units
 Outstanding                     295,451,753      160,345,867      318,544,897
                              ==================================================
Accumulation Units Issued        121,986,430      107,256,078       87,188,805
Accumulation Units Redeemed     (89,027,042)    (112,842,458)     (94,702,589)
                              --------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                      32,959,388      (5,586,379)      (7,513,784)
Beginning Accumulation Units
 Outstanding                     117,524,519      148,636,778      120,463,020
                              --------------------------------------------------
Ending Accumulation Units
 Outstanding                     150,483,906      143,050,398      112,949,237
                              ==================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.55% /(2)/      0.55% /(2)/      0.55% /(2)/
                              --------------------------------------------------
Accumulation Unit Value            2.0085279        1.1467044        2.8851805
Net Assets Attributable to
 Accumulation Units
 Outstanding                      64,317,549       21,159,646      166,898,019
                              ==================================================
Accumulation Units Issued         30,521,725       15,009,011       49,369,827
Accumulation Units Redeemed     (20,937,364)     (15,023,233)     (53,891,591)
                              --------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                       9,584,361         (14,222)      (4,521,764)
Beginning Accumulation Units
 Outstanding                      22,439,199       18,467,909       62,370,901
                              --------------------------------------------------
Ending Accumulation Units
 Outstanding                      32,023,560       18,453,687       57,849,138
                              ==================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.35% /(2)/      0.35% /(2)/      0.35% /(2)/
                              --------------------------------------------------
Accumulation Unit Value            2.0546601        1.1730898        2.9514776
Net Assets Attributable to
 Accumulation Units
 Outstanding                       3,488,558        1,019,551        8,789,365
                              ==================================================
Accumulation Units Issued          1,267,848        1,685,888        1,881,020
Accumulation Units Redeemed      (1,132,145)      (1,707,222)      (2,268,283)
                              --------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                         135,703         (21,334)        (387,263)
Beginning Accumulation Units
 Outstanding                       1,562,640          890,588        3,365,688
                              --------------------------------------------------
Ending Accumulation Units
 Outstanding                       1,698,342          869,254        2,978,425
                              ==================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.15% /(2)/      0.15% /(2)/      0.15% /(2)/
                              --------------------------------------------------
Accumulation Unit Value            0.7989712        0.7274155        0.7760016
Net Assets Attributable to
 Accumulation Units
 Outstanding                       2,948,074               --        4,977,185
                              ==================================================
Accumulation Units Issued            734,062               --        1,030,687
Accumulation Units Redeemed      (1,126,841)               --      (1,496,602)
                              --------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                       (392,779)               --        (465,915)
Beginning Accumulation Units
 Outstanding                       4,082,616               --        6,879,800
                              --------------------------------------------------
Ending Accumulation Units
 Outstanding                       3,689,837               --        6,413,884
                              ==================================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                VALIC COMPANY II   VALIC COMPANY II   VALIC COMPANY II
                              CAPITAL APPRECIATION LARGE CAP VALUE  SOCIALLY RESPONSIBLE
                                      FUND               FUND               FUND
                              ----------------------------------------------------------
                                  DIVISION 39        DIVISION 40        DIVISION 41
                              ----------------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:          1.45% /(1)/         0.75% /(2)/       0.75% /(2)/
                              ---------------------------------------------------------
Accumulation Unit Value              0.6394770          1.4807395          1.2287687
Net Assets Attributable to
 Accumulation Units
 Outstanding                             4,142        126,821,407        660,468,051
                              =========================================================
Accumulation Units Issued                9,008         67,156,783        395,152,446
Accumulation Units Redeemed            (6,588)       (74,319,573)      (425,289,685)
                              ---------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                             2,420        (7,162,790)       (30,137,239)
Beginning Accumulation Units
 Outstanding                             4,056         92,838,525        567,706,671
                              ---------------------------------------------------------
Ending Accumulation Units
 Outstanding                             6,477         85,675,734        537,569,432
                              =========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:          0.95% /(1)/         0.55% /(2)/       0.55% /(2)/
                              ---------------------------------------------------------
Accumulation Unit Value              1.0939553          1.5146566          1.2568819
Net Assets Attributable to
 Accumulation Units
 Outstanding                                --         30,219,901         62,008,770
                              =========================================================
Accumulation Units Issued                   --         19,924,907         39,400,509
Accumulation Units
  Redeemed                                  --        (21,707,869)       (45,615,243)
                              ---------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                --        (1,782,961)        (6,214,734)
Beginning Accumulation Units
 Outstanding                                --         21,736,549         55,555,891
                              ---------------------------------------------------------
Ending Accumulation Units
 Outstanding                                --         19,953,587         49,341,157
                              =========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:          0.75% /(2)/         0.35% /(2)/       0.35% /(2)/
                              ---------------------------------------------------------
Accumulation Unit Value              0.8670098          1.5494528          1.2857876
Net Assets Attributable to
 Accumulation Units
 Outstanding                        22,044,722          1,187,307          2,240,627
                              =========================================================
Accumulation Units Issued           21,632,720            619,799          1,574,951
Accumulation Units Redeemed       (24,107,688)          (695,051)        (1,399,721)
                              ---------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                       (2,474,968)           (75,251)            175,229
Beginning Accumulation Units
 Outstanding                        27,906,873            841,753          1,567,566
                              ---------------------------------------------------------
Ending Accumulation Units
 Outstanding                        25,431,905            766,502          1,742,795
                              =========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:          0.55% /(2)/         0.15% /(2)/       0.15% /(2)/
                              ---------------------------------------------------------
Accumulation Unit Value              0.8868648          0.6585102          0.7677960
Net Assets Attributable to
 Accumulation Units
 Outstanding                         6,152,746                 --                 --
                              =========================================================
Accumulation Units Issued            7,301,539                 --                 --
Accumulation Units Redeemed        (6,809,104)                 --                 --
                              ---------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                           492,435                 --                 --
Beginning Accumulation Units
 Outstanding                         6,446,024                 --                 --
                              ---------------------------------------------------------
Ending Accumulation Units
 Outstanding                         6,938,458                 --                 --
                              =========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:          0.35% /(2)/
                                  ------------
Accumulation Unit Value              0.9072689
Net Assets Attributable to
 Accumulation Units
 Outstanding                           809,201
                                  ============
Accumulation Units Issued              752,808
Accumulation Units Redeemed          (887,842)
                                  ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                         (135,034)
Beginning Accumulation Units
 Outstanding                         1,027,117
                                  ------------
Ending Accumulation Units
 Outstanding                           892,083
                                  ============
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:          0.15% /(2)/
                                  ------------
Accumulation Unit Value              0.7202749
Net Assets Attributable to
 Accumulation Units
 Outstanding                                --
                                  ============
Accumulation Units Issued                   --
Accumulation Units Redeemed                 --
                                  ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                --
Beginning Accumulation Units
 Outstanding                                --
                                  ------------
Ending Accumulation Units
 Outstanding                                --
                                  ============

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                              VALIC COMPANY II    VALIC COMPANY II     VALIC COMPANY II
                              MONEY MARKET II   NASDAQ-100 (R) INDEX   AGGRESSIVE GROWTH
                                    FUND                FUND            LIFESTYLE FUND
                              ----------------------------------------------------------
                                DIVISION 44         DIVISION 46           DIVISION 48
                              ----------------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.75% /(2)/    1.00% /(2) (3) (4) (5)/   1.45% /(1)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.2735162                 0.5145915      1.1215694
Net Assets Attributable to
 Accumulation Units
 Outstanding                     172,472,664                81,890,968         30,783
                              ==========================================================
Accumulation Units Issued        143,793,527               133,046,837         45,433
Accumulation Units Redeemed    (204,183,892)             (105,535,429)       (59,432)
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                    (60,390,366)                27,511,408       (14,000)
Beginning Accumulation Units
 Outstanding                     195,844,578               131,648,872         41,446
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                     135,454,212               159,160,280         27,447
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.55% /(2)/          0.80% /(2)/         0.75%/ (2)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.3026487                 0.5241444      1.6953829
Net Assets Attributable to
 Accumulation Units
 Outstanding                      52,478,661                18,423,470     87,574,969
                              ==========================================================
Accumulation Units Issued         47,032,969                31,817,007     39,690,719
Accumulation Units Redeemed     (54,355,802)              (23,237,588)   (31,721,439)
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                     (7,322,833)                 8,579,419      7,969,280
Beginning Accumulation Units
 Outstanding                      47,610,261                26,571,733     43,700,400
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                      40,287,428                35,151,152     51,669,680
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.35% /(2)/          0.60% /(2)/         0.95% /(1)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.3325916                 0.5338430      1.4886536
Net Assets Attributable to
 Accumulation Units
 Outstanding                       1,756,303                   771,578             --
                              ==========================================================
Accumulation Units Issued          3,661,479                 2,146,019             --
Accumulation Units Redeemed      (5,190,204)               (2,325,272)             --
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                     (1,528,725)                 (179,253)             --
Beginning Accumulation Units
 Outstanding                       2,846,893                 1,624,668             --
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                       1,318,167                 1,445,415             --
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.15% /(2)/          0.40% /(2)/         0.55% /(2)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.0293000                 0.8262290      1.7342539
Net Assets Attributable to
 Accumulation Units
 Outstanding                              --                        --     18,080,074
                              ==========================================================
Accumulation Units Issued                 --                        --     10,132,257
Accumulation Units Redeemed               --                        --    (8,514,422)
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                              --                        --      1,617,834
Beginning Accumulation Units
 Outstanding                              --                        --      8,808,632
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                              --                        --     10,426,466
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:                                                 0.35% /(2)/
                                                                         ------------
Accumulation Unit Value                                                     1.7740740
Net Assets Attributable to
 Accumulation Units
 Outstanding                                                                1,567,692
                                                                         ============
Accumulation Units Issued                                                     617,422
Accumulation Units Redeemed                                                 (727,553)
                                                                         ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                                                (110,131)
Beginning Accumulation Units
 Outstanding                                                                  993,829
                                                                         ------------
Ending Accumulation Units
 Outstanding                                                                  883,698
                                                                         ============
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:                                                 0.15% /(2)/
                                                                         ------------
Accumulation Unit Value                                                     0.8216155
Net Assets Attributable to
 Accumulation Units
 Outstanding                                                                       --
                                                                         ============
Accumulation Units Issued                                                          --
Accumulation Units Redeemed                                                        --
                                                                         ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                                                       --
Beginning Accumulation Units
 Outstanding                                                                       --
                                                                         ------------
Ending Accumulation Units
 Outstanding                                                                       --
                                                                         ============

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                              VALIC COMPANY II  VALIC COMPANY II   VANGUARD LIFESTRATEGY
                              MODERATE GROWTH  CONSERVATIVE GROWTH        GROWTH
                               LIFESTYLE FUND    LIFESTYLE FUND            FUND
                              ----------------------------------------------------------
                                DIVISION 49        DIVISION 50          DIVISION 52
                              ----------------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        1.45% /(1)/       1.45% /(1)/          1.25% /(2)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.2392905         1.2804800            1.3706593
Net Assets Attributable to
 Accumulation Units
 Outstanding                         184,857            53,402          103,522,196
                              ==========================================================
Accumulation Units Issued             56,931            14,769           48,997,669
Accumulation Units Redeemed         (58,802)                --         (44,733,594)
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                         (1,871)            14,769            4,264,075
Beginning Accumulation Units
 Outstanding                         151,035            26,935           71,279,560
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                         149,164            41,705           75,543,635
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.75% /(2)/       0.75% /(2)/          1.05% /(2)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.8270709         1.8365427            1.4019362
Net Assets Attributable to
 Accumulation Units
 Outstanding                     136,989,824        47,578,470           18,113,088
                              ==========================================================
Accumulation Units Issued         54,709,106        19,482,303           10,996,951
Accumulation Units Redeemed     (48,304,026)      (17,794,174)         (10,261,953)
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                       6,405,080         1,688,129              734,997
Beginning Accumulation Units
 Outstanding                      68,593,574        24,222,869           12,185,285
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                      74,998,654        25,910,998           12,920,282
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.95% /(1)/       0.95% /(1)/          0.85% /(2)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.4251935         1.3608374            1.4338334
Net Assets Attributable to
 Accumulation Units
 Outstanding                              --                --            2,582,747
                              ==========================================================
Accumulation Units Issued                 --                --            1,033,027
Accumulation Units Redeemed               --                --          (1,233,451)
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                              --                --            (200,424)
Beginning Accumulation Units
 Outstanding                              --                --            2,001,770
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                              --                --            1,801,346
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.55% /(2)/       0.55% /(2)/          0.65% /(2)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.8688674         1.8785895            0.7741257
Net Assets Attributable to
 Accumulation Units
 Outstanding                      25,339,379        16,399,814                   --
                              ==========================================================
Accumulation Units Issued         13,869,499        11,135,389                   --
Accumulation Units Redeemed     (11,452,811)       (9,745,923)                   --
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                       2,416,688         1,389,466                   --
Beginning Accumulation Units
 Outstanding                      11,142,644         7,340,616                   --
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                      13,559,332         8,730,081                   --
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.35% /(2)/       0.35% /(2)/
                              ------------------------------------
Accumulation Unit Value            1.9117822         1.9216766
Net Assets Attributable to
 Accumulation Units
 Outstanding                       2,050,833         1,114,128
                              ====================================
Accumulation Units Issued            600,462           376,692
Accumulation Units Redeemed        (325,306)         (282,962)
                              ------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                         275,156            93,731
Beginning Accumulation Units
 Outstanding                         797,578           486,048
                              ------------------------------------
Ending Accumulation Units
 Outstanding                       1,072,733           579,779
                              ====================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.15% /(2)/       0.15% /(2)/
                              ------------------------------------
Accumulation Unit Value            0.8991467         0.9605971
Net Assets Attributable to
 Accumulation Units
 Outstanding                              --                --
                              ====================================
Accumulation Units Issued                 --                --
Accumulation Units Redeemed               --                --
                              ------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                              --                --
Beginning Accumulation Units
 Outstanding                              --                --
                              ------------------------------------
Ending Accumulation Units
 Outstanding                              --                --
                              ====================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                         VANGUARD LIFESTRATEGY VANGUARD LIFESTRATEGY VALIC COMPANY II
                                            MODERATE GROWTH     CONSERVATIVE GROWTH     CORE BOND
                                                 FUND                  FUND                FUND
                                         ------------------------------------------------------------
                                              DIVISION 53           DIVISION 54        DIVISION 58
                                         ------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             1.25% /(2)/           1.25% /(2)/         1.45% /(1)/
                                         ------------------------------------------------------------
Accumulation Unit Value                         1.4355676             1.4558875           1.3567446
Net Assets Attributable to Accumulation
  Units Outstanding                           111,036,912            42,622,857              32,065
                                         ============================================================
Accumulation Units Issued                      50,809,376            21,841,258              17,784
Accumulation Units Redeemed                  (47,694,494)          (21,658,833)                  --
                                         ------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                             3,114,882               182,424              17,784
Beginning Accumulation Units
  Outstanding                                  74,246,099            29,098,257               5,850
                                         ------------------------------------------------------------
Ending Accumulation Units Outstanding          77,360,982            29,280,681              23,634
                                         ============================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             1.05% /(2)/           1.05% /(2)/         0.95% /(1)/
                                         ------------------------------------------------------------
Accumulation Unit Value                         1.4682503             1.4890649           1.2148997
Net Assets Attributable to Accumulation
  Units Outstanding                            23,989,329             9,850,180                  --
                                         ============================================================
Accumulation Units Issued                      13,163,374             5,237,850                  --
Accumulation Units Redeemed                  (11,795,960)           (4,733,149)                  --
                                         ------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                             1,367,413               504,701                  --
Beginning Accumulation Units
  Outstanding                                  14,971,811             6,110,618                  --
                                         ------------------------------------------------------------
Ending Accumulation Units Outstanding          16,339,224             6,615,319                  --
                                         ============================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.85% /(2)/           0.85% /(2)/         0.75% /(2)/
                                         ------------------------------------------------------------
Accumulation Unit Value                         1.5017683             1.5229983           1.5839807
Net Assets Attributable to Accumulation
  Units Outstanding                             2,925,695             1,364,777         111,036,133
                                         ============================================================
Accumulation Units Issued                       1,053,223               454,069          54,867,773
Accumulation Units Redeemed                   (1,495,067)             (646,062)        (49,562,699)
                                         ------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                             (441,844)             (191,993)           5,305,075
Beginning Accumulation Units
  Outstanding                                   2,390,039             1,088,132          64,810,715
                                         ------------------------------------------------------------
Ending Accumulation Units Outstanding           1,948,195               896,140          70,115,789
                                         ============================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.65% /(2)/           0.65% /(2)/         0.55% /(2)/
                                         ------------------------------------------------------------
Accumulation Unit Value                         0.8482849             0.9162427           1.6202439
Net Assets Attributable to Accumulation
  Units Outstanding                                    --                    --          16,198,776
                                         ============================================================
Accumulation Units Issued                              --                    --           9,138,882
Accumulation Units Redeemed                            --                    --         (7,320,539)
                                         ------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    --                    --           1,818,343
Beginning Accumulation Units
  Outstanding                                          --                    --           8,180,262
                                         ------------------------------------------------------------
Ending Accumulation Units Outstanding                  --                    --           9,998,605
                                         ============================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                       0.35% /(2)/
                                                                                       ------------
Accumulation Unit Value                                                                   1.6574824
Net Assets Attributable to Accumulation
  Units Outstanding                                                                       1,578,552
                                                                                       ============
Accumulation Units Issued                                                                 1,138,222
Accumulation Units Redeemed                                                             (1,103,714)
                                                                                       ------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                          34,507
Beginning Accumulation Units
  Outstanding                                                                               918,510
                                                                                       ------------
Ending Accumulation Units Outstanding                                                       953,017
                                                                                       ============
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                       0.15% /(2)/
Accumulation Unit Value                                                                   1.1091768
Net Assets Attributable to Accumulation
  Units Outstanding                                                                       7,585,125
                                                                                       ============
Accumulation Units Issued                                                                 1,225,994
Accumulation Units Redeemed                                                             (1,441,134)
                                                                                       ------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                       (215,140)
Beginning Accumulation Units
  Outstanding                                                                             7,053,657
                                                                                       ------------
Ending Accumulation Units Outstanding                                                     6,838,517
                                                                                       ============

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                         VALIC COMPANY II VALIC COMPANY II
                                          STRATEGIC BOND  HIGH YIELD BOND           ARIEL
                                               FUND             FUND                FUND
                                         ---------------------------------------------------------
                                           DIVISION 59      DIVISION 60          DIVISION 68
                                         ---------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          1.45% /(1)/      0.75% /(2)/    1.00% /(2) (3) (4) (5)/
                                         ---------------------------------------------------------
Accumulation Unit Value                       1.6660473        1.7728676                 1.5898460
Net Assets Attributable to Accumulation
  Units Outstanding                              73,555      153,965,535               231,739,689
                                         =========================================================
Accumulation Units Issued                        17,151       72,701,982               104,392,945
Accumulation Units Redeemed                       (167)     (72,520,461)             (110,522,767)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                              16,984          181,521               (6,129,821)
Beginning Accumulation Units
  Outstanding                                    27,166       86,682,126               151,912,178
                                         ---------------------------------------------------------
Ending Accumulation Units Outstanding            44,150       86,863,647               145,782,356
                                         =========================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.95% /(1)/      0.55% /(2)/          0.80% /(2)/
                                         ---------------------------------------------------------
Accumulation Unit Value                       1.4254777        1.8134317                 1.6193227
Net Assets Attributable to Accumulation
  Units Outstanding                                  --       37,026,971                81,312,686
                                         =========================================================
Accumulation Units Issued                            --       19,030,662                43,941,527
Accumulation Units Redeemed                          --     (18,099,623)              (38,750,926)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  --          931,039                 5,190,601
Beginning Accumulation Units
  Outstanding                                        --       19,488,366                45,024,988
                                         ---------------------------------------------------------
Ending Accumulation Units Outstanding                --       20,419,405                50,215,589
                                         =========================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.75% /(2)/      0.35% /(2)/          0.60% /(2)/
                                         ---------------------------------------------------------
Accumulation Unit Value                       2.0474149        1.8551822                 1.6492929
Net Assets Attributable to Accumulation
  Units Outstanding                         272,151,717        1,756,829                 4,216,310
                                         =========================================================
Accumulation Units Issued                    95,994,160        1,017,095                 1,105,240
Accumulation Units Redeemed                (91,973,009)      (1,146,208)               (1,441,574)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                           4,021,151        (129,113)                 (336,333)
Beginning Accumulation Units
  Outstanding                               128,930,853        1,076,268                 2,893,051
                                         ---------------------------------------------------------
Ending Accumulation Units Outstanding       132,952,004          947,155                 2,556,717
                                         =========================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.55% /(2)/      0.15% /(2)/          0.40% /(2)/
                                         ---------------------------------------------------------
Accumulation Unit Value                       2.0942804        0.9674420                 0.7781261
Net Assets Attributable to Accumulation
  Units Outstanding                          66,657,308               --                 8,572,075
                                         =========================================================
Accumulation Units Issued                    28,246,247               --                 2,240,965
Accumulation Units Redeemed                (24,430,243)               --               (2,012,764)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                           3,816,004               --                   228,202
Beginning Accumulation Units
  Outstanding                                28,014,096               --                10,788,105
                                         ---------------------------------------------------------
Ending Accumulation Units Outstanding        31,830,100               --                11,016,307
                                         =========================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.35% /(2)/
                                           ------------
Accumulation Unit Value                       2.1423955
Net Assets Attributable to Accumulation
  Units Outstanding                           5,429,882
                                           ============
Accumulation Units Issued                     1,499,667
Accumulation Units Redeemed                 (1,476,839)
                                           ------------
Increase (Decrease) in Accumulation
  Units Outstanding                              22,828
Beginning Accumulation Units
  Outstanding                                 2,511,986
                                           ------------
Ending Accumulation Units Outstanding         2,534,815
                                           ============
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.15% /(2)/
                                           ------------
Accumulation Unit Value                       1.0718246
Net Assets Attributable to Accumulation
  Units Outstanding                                  --
                                           ============
Accumulation Units Issued                            --
Accumulation Units Redeemed                          --
                                           ------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  --
Beginning Accumulation Units
  Outstanding                                        --
                                           ------------
Ending Accumulation Units Outstanding                --
                                           ============

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                                 ARIEL                 LOU HOLLAND          VALIC COMPANY I
                                              APPRECIATION               GROWTH             BLUE CHIP GROWTH
                                                  FUND                    FUND                    FUND
                                         -----------------------------------------------------------------------
                                              DIVISION 69              DIVISION 70            DIVISION 72
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.6307488               0.9274595               0.8347446
Net Assets Attributable to Accumulation
  Units Outstanding                                  192,698,441              18,831,002             306,542,327
                                         =======================================================================
Accumulation Units Issued                             83,580,171              17,749,510             286,103,522
Accumulation Units Redeemed                         (91,238,115)            (14,006,919)           (242,575,204)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (7,657,944)               3,742,591              43,528,318
Beginning Accumulation Units
  Outstanding                                        125,837,892              16,563,913             323,752,720
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                118,179,947              20,306,504             367,281,038
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.80% /(2)/             0.80% /(2)/             0.80% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.6609173               0.9446286               0.8502003
Net Assets Attributable to Accumulation
  Units Outstanding                                   49,212,308              25,530,729             127,464,887
                                         =======================================================================
Accumulation Units Issued                             21,811,869              27,629,745             144,847,163
Accumulation Units Redeemed                         (21,127,984)            (26,376,275)           (116,320,245)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                      683,885               1,253,470              28,526,918
Beginning Accumulation Units
  Outstanding                                         28,946,608              25,774,376             121,401,907
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 29,630,494              27,027,846             149,928,825
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.60% /(2)/             0.60% /(2)/             0.60% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.6917341               0.9621317               0.8660005
Net Assets Attributable to Accumulation
  Units Outstanding                                    2,818,287                 845,570               6,435,037
                                         =======================================================================
Accumulation Units Issued                                852,503                 983,359               4,709,591
Accumulation Units Redeemed                          (1,013,316)             (1,599,348)             (3,314,900)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (160,813)               (615,989)               1,394,691
Beginning Accumulation Units
  Outstanding                                          1,826,979               1,494,859               6,036,349
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                  1,666,166                 878,870               7,431,040
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.40% /(2)/             0.40% /(2)/             0.40% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.8912510               0.8675395               0.7728532
Net Assets Attributable to Accumulation
  Units Outstanding                                    5,651,501                      --                      --
                                         =======================================================================
Accumulation Units Issued                              1,067,275                      --                      --
Accumulation Units Redeemed                          (1,222,343)                      --                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (155,069)                      --                      --
Beginning Accumulation Units
  Outstanding                                          6,496,157                      --                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                  6,341,088                      --                      --
                                         =======================================================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I                                 VALIC COMPANY I
                                             HEALTH SCIENCES         VALIC COMPANY I         BROAD CAP VALUE
                                                  FUND                 VALUE FUND                 FUND
                                         -----------------------------------------------------------------------
                                               DIVISION 73             DIVISION 74             DIVISION 75
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.2814284               1.1038390               0.9348012
Net Assets Attributable to Accumulation
  Units Outstanding                                  134,992,354              98,807,211              14,669,434
                                         =======================================================================
Accumulation Units Issued                             81,765,363              82,005,102              11,826,478
Accumulation Units Redeemed                         (91,308,057)            (92,103,499)            (12,455,861)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (9,542,693)            (10,098,397)               (629,383)
Beginning Accumulation Units
  Outstanding                                        114,902,634              99,631,010              16,324,261
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                105,359,941              89,532,613              15,694,879
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.80% /(2)/             0.80% /(2)/             0.80% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.3050878               1.1217008               0.9424547
Net Assets Attributable to Accumulation
  Units Outstanding                                   35,709,217              55,556,656               3,436,200
                                         =======================================================================
Accumulation Units Issued                             23,962,736              56,232,429               3,306,419
Accumulation Units Redeemed                         (23,464,027)            (82,495,863)             (3,187,184)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                      498,709            (26,263,434)                 119,235
Beginning Accumulation Units
  Outstanding                                         26,863,873              75,795,741               3,526,886
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 27,362,582              49,532,306               3,646,121
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.60% /(2)/             0.60% /(2)/             0.60% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.3293309               1.1398127               0.9502044
Net Assets Attributable to Accumulation
  Units Outstanding                                    2,630,620               2,140,315                 248,983
                                         =======================================================================
Accumulation Units Issued                              1,700,519               1,694,865                 215,725
Accumulation Units Redeemed                          (1,807,153)             (2,893,948)               (272,309)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (106,634)             (1,199,084)                (56,584)
Beginning Accumulation Units
  Outstanding                                          2,086,000               3,076,947                 318,615
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                  1,979,366               1,877,864                 262,031
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.40% /(2)/             0.40% /(2)/             0.40% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.9107865               0.7169180               0.7772894
Net Assets Attributable to Accumulation
  Units Outstanding                                           --                      --                      --
                                         =======================================================================

Accumulation Units Issued                                     --                      --                      --
Accumulation Units Redeemed                                   --                      --                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                           --                      --                      --
Beginning Accumulation Units
  Outstanding                                                 --                      --                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                         --                      --                      --
                                         =======================================================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I         VALIC COMPANY I
                                             LARGE CAP CORE        INFLATION PROTECTED         VALIC ULTRA
                                                  FUND                    FUND                    FUND
                                         -----------------------------------------------------------------------
                                               DIVISION 76             DIVISION 77             DIVISION 78
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/       1.45% /(1)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.0743773               1.0977633               0.8891205
Net Assets Attributable to Accumulation
  Units Outstanding                                   77,758,859             157,739,236                     949
                                         =======================================================================
Accumulation Units Issued                             65,026,920             114,411,795                     813
Accumulation Units Redeemed                         (80,801,170)            (92,283,398)                   (379)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 (15,774,250)              22,128,397                     434
Beginning Accumulation Units
  Outstanding                                         88,166,893             121,583,367                     632
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 72,392,643             143,711,764                   1,067
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.80% /(2)/             0.80% /(2)/       1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.0831923               1.1088667               0.9059803
Net Assets Attributable to Accumulation
  Units Outstanding                                   29,862,100              31,232,909             544,438,732
                                         =======================================================================
Accumulation Units Issued                             27,817,297              23,833,305             430,182,493
Accumulation Units Redeemed                         (29,962,489)            (16,390,613)           (485,464,756)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (2,145,192)               7,442,692            (55,282,263)
Beginning Accumulation Units
  Outstanding                                         29,714,624              20,725,276             656,297,029
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 27,569,433              28,167,968             601,014,767
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.60% /(2)/             0.60% /(2)/             0.95% /(1)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.0920678               1.1201330               0.9076722
Net Assets Attributable to Accumulation
  Units Outstanding                                    2,048,835               1,175,418                      --
                                         =======================================================================
Accumulation Units Issued                                773,464                 892,441                      --
Accumulation Units Redeemed                          (1,568,088)               (654,329)                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (794,624)                 238,112                      --
Beginning Accumulation Units
  Outstanding                                          2,670,747                 811,287                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                  1,876,124               1,049,398                      --
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.40% /(2)/             0.40% /(2)/             0.80% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.8751098               1.0568427               0.9133850
Net Assets Attributable to Accumulation
  Units Outstanding                                           --                      --             124,203,170
                                         =======================================================================
Accumulation Units Issued                                     --                      --              88,868,718
Accumulation Units Redeemed                                   --                      --            (93,241,675)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                           --                      --             (4,372,957)
Beginning Accumulation Units
  Outstanding                                                 --                      --             140,357,001
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                         --                      --             135,984,044
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                              0.60% /(2)/
                                                                                         -----------------------
Accumulation Unit Value                                                                                0.9208978
Net Assets Attributable to Accumulation
  Units Outstanding                                                                                    6,141,010
                                                                                         =======================
Accumulation Units Issued                                                                              4,264,275
Accumulation Units Redeemed                                                                          (5,107,567)
                                                                                         -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                                    (843,292)
Beginning Accumulation Units
  Outstanding                                                                                          7,512,120
                                                                                         -----------------------
Ending Accumulation Units Outstanding                                                                  6,668,828
                                                                                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                              0.40% /(2)/
                                                                                         -----------------------
Accumulation Unit Value                                                                                0.8029979
Net Assets Attributable to Accumulation
  Units Outstanding                                                                                   16,634,927
                                                                                         =======================
Accumulation Units Issued                                                                              2,427,290
Accumulation Units Redeemed                                                                          (4,312,535)
                                                                                         -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                                  (1,885,245)
Beginning Accumulation Units
  Outstanding                                                                                         22,601,274
                                                                                         -----------------------
Ending Accumulation Units Outstanding                                                                 20,716,029
                                                                                         =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                            VALIC COMPANY I          SUNAMERICA 2015         SUNAMERICA 2020
                                          LARGE CAPITAL GROWTH       HIGH WATERMARK          HIGH WATERMARK
                                                  FUND                    FUND                    FUND
                                         -----------------------------------------------------------------------
                                              DIVISION 79              DIVISION 81             DIVISION 82
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              1.45% /(1)/       1.25% /(2) (3) (4) (5)/ 1.25% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.9790894               1.0879060               0.9145208
Net Assets Attributable to Accumulation
  Units Outstanding                                        8,996              25,270,191              10,477,920
                                         =======================================================================
Accumulation Units Issued                                  8,076              19,565,188              11,718,232
Accumulation Units Redeemed                              (2,543)            (20,381,817)            (10,894,723)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                        5,534               (816,629)                 823,509
Beginning Accumulation Units
  Outstanding                                              3,654              24,047,509              10,635,507
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                      9,188              23,230,880              11,459,016
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/       1.05% /(2)/             1.05% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.0019395               1.0985662               0.9234834
Net Assets Attributable to Accumulation
  Units Outstanding                                  289,846,481               2,554,015               1,558,914
                                         =======================================================================
Accumulation Units Issued                            204,811,711               2,023,711               1,324,900
Accumulation Units Redeemed                        (232,976,189)             (1,925,122)             (1,023,937)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 (28,164,478)                  98,589                 300,963
Beginning Accumulation Units
  Outstanding                                        317,488,578               2,226,491               1,387,285
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                289,324,099               2,325,080               1,688,248
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.95% /(1)/             0.85% /(2)/             0.85% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.0042926               1.1093123               0.9325090
Net Assets Attributable to Accumulation
  Units Outstanding                                           --                  24,990                   5,152
                                         =======================================================================
Accumulation Units Issued                                     --                  24,799                   5,543
Accumulation Units Redeemed                                   --                (27,791)                 (5,321)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                           --                 (2,992)                     222
Beginning Accumulation Units
  Outstanding                                                 --                  25,520                   5,303
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                         --                  22,528                   5,525
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.80% /(2)/             0.65% /(2)/             0.65% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.0120770               0.9130375               0.7523104
Net Assets Attributable to Accumulation
  Units Outstanding                                   75,593,057                      --                      --
                                         =======================================================================
Accumulation Units Issued                             54,007,785                      --                      --
Accumulation Units Redeemed                         (55,711,065)                      --                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (1,703,280)                      --                      --
Beginning Accumulation Units
  Outstanding                                         76,395,739                      --                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 74,692,459                      --                      --
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.60% /(2)/
                                         -----------------------
Accumulation Unit Value                                1.0223712
Net Assets Attributable to Accumulation
  Units Outstanding                                    4,736,407
                                         =======================
Accumulation Units Issued                              2,594,057
Accumulation Units Redeemed                          (2,964,246)
                                         -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (370,189)
Beginning Accumulation Units
  Outstanding                                          5,003,388
                                         -----------------------
Ending Accumulation Units Outstanding                  4,633,199
                                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.40% /(2)/
                                         -----------------------
Accumulation Unit Value                                0.7746305
Net Assets Attributable to Accumulation
  Units Outstanding                                    2,499,910
                                         =======================
Accumulation Units Issued                                467,719
Accumulation Units Redeemed                            (566,965)
                                         -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                     (99,246)
Beginning Accumulation Units
  Outstanding                                          3,326,475
                                         -----------------------
Ending Accumulation Units Outstanding                  3,227,229
                                         =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                                               VALIC COMPANY I          VALIC COMPANY I
                                                           MID CAP STRATEGIC GROWTH    SMALL CAP SPECIAL
                                                                     FUND                 VALUES FUND
                                                           ------------------------------------------------
                                                                 DIVISION 83              DIVISION 84
                                                           ------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             1.45% /(1)/        1.00% /(2) (3) (4) (5)/
                                                           ------------------------------------------------
Accumulation Unit Value                                                  1.1152703                0.8578974
Net Assets Attributable to Accumulation Units Outstanding                   10,473              139,755,313
                                                           ================================================
Accumulation Units Issued                                                    7,029              124,322,508
Accumulation Units Redeemed                                                (2,500)            (139,659,513)
                                                           ------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                        4,529             (15,337,006)
Beginning Accumulation Units Outstanding                                     4,862              178,261,651
                                                           ------------------------------------------------
Ending Accumulation Units Outstanding                                        9,390              162,924,645
                                                           ================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:       1.00% /(2) (3) (4) (5)/        0.80% /(2)/
                                                           ------------------------------------------------
Accumulation Unit Value                                                  1.1413251                0.8649396
Net Assets Attributable to Accumulation Units Outstanding              199,399,644               41,835,565
                                                           ================================================
Accumulation Units Issued                                              130,652,894               41,472,377
Accumulation Units Redeemed                                          (141,390,841)             (41,203,105)
                                                           ------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                 (10,737,947)                  269,273
Beginning Accumulation Units Outstanding                               185,473,745               48,100,392
                                                           ------------------------------------------------
Ending Accumulation Units Outstanding                                  174,735,798               48,369,665
                                                           ================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             0.95% /(1)/              0.60% /(2)/
                                                           ------------------------------------------------
Accumulation Unit Value                                                  1.1439911                0.8720313
Net Assets Attributable to Accumulation Units Outstanding                       --                2,312,869
                                                           ================================================
Accumulation Units Issued                                                       --                1,517,643
Accumulation Units Redeemed                                                     --              (1,834,346)
                                                           ------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                           --                (316,703)
Beginning Accumulation Units Outstanding                                        --                2,969,120
                                                           ------------------------------------------------
Ending Accumulation Units Outstanding                                           --                2,652,417
                                                           ================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             0.80% /(2)/              0.40% /(2)/
                                                           ------------------------------------------------
Accumulation Unit Value                                                  1.1528696                0.7702955
Net Assets Attributable to Accumulation Units Outstanding               49,259,022                       --
                                                           ================================================
Accumulation Units Issued                                               35,458,734                       --
Accumulation Units Redeemed                                           (34,169,106)                       --
                                                           ------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                    1,289,628                       --
Beginning Accumulation Units Outstanding                                41,439,895                       --
                                                           ------------------------------------------------
Ending Accumulation Units Outstanding                                   42,729,523                       --
                                                           ================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             0.60% /(2)/
                                                           -----------------------
Accumulation Unit Value                                                  1.1645815
Net Assets Attributable to Accumulation Units Outstanding                1,875,110
                                                           =======================
Accumulation Units Issued                                                1,696,993
Accumulation Units Redeemed                                            (2,378,314)
                                                           -----------------------
Increase (Decrease) in Accumulation Units Outstanding                    (681,322)
Beginning Accumulation Units Outstanding                                 2,291,545
                                                           -----------------------
Ending Accumulation Units Outstanding                                    1,610,223
                                                           =======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             0.40% /(2)/
                                                           -----------------------
Accumulation Unit Value                                                  0.7264686
Net Assets Attributable to Accumulation Units Outstanding                2,018,002
                                                           =======================
Accumulation Units Issued                                                  964,901
Accumulation Units Redeemed                                              (597,168)
                                                           -----------------------
Increase (Decrease) in Accumulation Units Outstanding                      367,732
Beginning Accumulation Units Outstanding                                 2,410,092
                                                           -----------------------
Ending Accumulation Units Outstanding                                    2,777,824
                                                           =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I        VALIC COMPANY I          VALIC COMPANY I
                                           SMALL CAP STRATEGIC    SMALL CAP AGGRESSIVE        GLOBAL EQUITY
                                               GROWTH FUND            GRWOTH FUND                 FUND
                                         -----------------------------------------------------------------------
                                               DIVISION 85            DIVISION 86              DIVISION 87
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/       1.45% /(1)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.8440002               1.0276421               0.8828776
Net Assets Attributable to Accumulation
  Units Outstanding                                   71,991,316              53,118,194                  86,614
                                         =======================================================================
Accumulation Units Issued                             62,027,144              42,014,199                  37,983
Accumulation Units Redeemed                         (65,363,560)            (33,433,777)                 (8,300)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (3,336,416)               8,580,422                  29,683
Beginning Accumulation Units
  Outstanding                                         88,644,708              43,117,503                  68,421
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 85,308,292              51,697,924                  98,104
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.80% /(2)/             0.80% /(2)/       1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.8509244               1.0360542               0.8995957
Net Assets Attributable to Accumulation
  Units Outstanding                                   22,584,737              15,307,405             185,895,792
                                         =======================================================================
Accumulation Units Issued                             21,228,224              14,224,583             155,353,709
Accumulation Units Redeemed                         (20,299,609)            (11,268,350)           (173,416,713)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                      928,615               2,956,232            (18,063,004)
Beginning Accumulation Units
  Outstanding                                         25,613,348              11,819,048             224,735,991
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 26,541,963              14,775,280             206,672,987
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.60% /(2)/             0.60% /(2)/             0.95% /(1)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.8578913               1.0445547               0.9012904
Net Assets Attributable to Accumulation
  Units Outstanding                                      748,130                 864,450                      --
                                         =======================================================================
Accumulation Units Issued                                694,109                 963,879                      --
Accumulation Units Redeemed                            (774,795)               (984,714)                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                     (80,686)                (20,835)                      --
Beginning Accumulation Units
  Outstanding                                            952,817                 848,671                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                    872,131                 827,836                      --
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.40% /(2)/             0.40% /(2)/             0.80% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.7632024               0.8347463               0.9069931
Net Assets Attributable to Accumulation
  Units Outstanding                                           --                      --              43,645,778
                                         =======================================================================

Accumulation Units Issued                                     --                      --              43,875,641
Accumulation Units Redeemed                                   --                      --            (46,708,590)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                           --                      --             (2,832,949)
Beginning Accumulation Units
  Outstanding                                                 --                      --              50,955,540
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                         --                      --              48,122,591
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                              0.60% /(2)/
                                                                                         -----------------------
Accumulation Unit Value                                                                                0.9144233
Net Assets Attributable to Accumulation
  Units Outstanding                                                                                    3,623,806
                                                                                         =======================
Accumulation Units Issued                                                                              2,661,397
Accumulation Units Redeemed                                                                          (3,127,449)
                                                                                         -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                                    (466,052)
Beginning Accumulation Units
  Outstanding                                                                                          4,429,851
                                                                                         -----------------------
Ending Accumulation Units Outstanding                                                                  3,963,799
                                                                                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                              0.40% /(2)/
                                                                                         -----------------------
Accumulation Unit Value                                                                                0.6350659
Net Assets Attributable to Accumulation
  Units Outstanding                                                                                   15,017,977
                                                                                         =======================
Accumulation Units Issued                                                                              4,263,445
Accumulation Units Redeemed                                                                          (3,475,011)
                                                                                         -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                                      788,434
Beginning Accumulation Units
  Outstanding                                                                                         22,859,470
                                                                                         -----------------------
Ending Accumulation Units Outstanding                                                                 23,647,904
                                                                                         =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I        VALIC COMPANY I
                                             GLOBAL STRATEGY          FOREIGN VALUE        GLOBAL REAL ESTATE
                                                  FUND                    FUND                    FUND
                                         -----------------------------------------------------------------------
                                               DIVISION 88             DIVISION 89            DIVISION 101
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.2749527               1.0764494               0.8389759
Net Assets Attributable to Accumulation
  Units Outstanding                                  321,844,851             622,205,612             217,396,760
                                         =======================================================================
Accumulation Units Issued                            210,523,532             433,405,867             201,716,164
Accumulation Units Redeemed                        (242,419,662)           (475,514,996)           (185,749,285)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 (31,896,130)            (42,109,129)              15,966,880
Beginning Accumulation Units
  Outstanding                                        284,368,915             620,212,606             243,173,392
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                252,472,784             578,103,477             259,140,271
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.80% /(2)/             0.80% /(2)/             0.80% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.2853934               1.0852670               0.8420382
Net Assets Attributable to Accumulation
  Units Outstanding                                   82,485,130             176,894,640              43,361,106
                                         =======================================================================
Accumulation Units Issued                             61,417,199             146,673,320              38,261,250
Accumulation Units Redeemed                         (62,981,148)           (117,326,346)            (36,194,322)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (1,563,949)              29,346,973               2,066,927
Beginning Accumulation Units
  Outstanding                                         65,738,597             133,656,004              49,429,780
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 64,174,648             163,002,977              51,496,707
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.60% /(2)/             0.60% /(2)/             0.60% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.2959520               1.0941936               0.8451046
Net Assets Attributable to Accumulation
  Units Outstanding                                    4,664,780              10,356,126               1,174,402
                                         =======================================================================
Accumulation Units Issued                              2,144,662               4,973,620                 888,715
Accumulation Units Redeemed                          (3,084,613)             (6,072,525)               (934,809)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (939,951)             (1,098,904)                (46,094)
Beginning Accumulation Units
  Outstanding                                          4,539,740              10,564,087               1,435,798
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                  3,599,788               9,465,183               1,389,704
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.40% /(2)/             0.40% /(2)/             0.40% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.9369421               0.7748459               0.8482008
Net Assets Attributable to Accumulation
  Units Outstanding                                           --                 918,095                      --
                                         =======================================================================
Accumulation Units Issued                                     --                   6,896                      --
Accumulation Units Redeemed                                   --               (310,279)                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                           --               (303,383)                      --
Beginning Accumulation Units
  Outstanding                                                 --               1,488,257                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                         --               1,184,874                      --
                                         =======================================================================

/(1)/     Offered in registered Potentia Product
/(2)/     Offered in Portfolio Director Product
/(3)/     Offered in Group Unit Purchase Product
/(4)/     Offered in Independence Plus Fixed and Variable Annuity Product
/(5)/     Offered in Impact Fixed and Variable Annuity Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the five years in the period ended December 31, 2009, follows:

                   AT DECEMBER 31                                   FOR THE YEAR ENDED DECEMBER 31
         ----------------------------------------------  --------------------------------------------------------
                   UNIT FAIR VALUE           NET          AVERAGE   INVESTMENT  EXPENSE RATIO     TOTAL RETURN
         UNITS        LOWEST TO             ASSETS       NET ASSETS   INCOME      LOWEST TO        LOWEST TO
         (000S)        HIGHEST              (000S)         (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
-------------------------------------------------------  --------------------------------------------------------
VALIC COMPANY I CAPITAL CONSERVATION FUND, DIVISION 1
-------------------------------------------------------
2009         396   $ 5.48                 $    2,436     $    2,443    4.74%    0.40% to  1.00%  9.91%
2008         491     4.98                      2,453          2,652    7.31      0.40 to   1.00  -3.97
2007         549     5.19                      2,850          3,060    5.31      0.40 to   1.00   2.63
2006         647     5.06                      3,270          3,370    1.47      0.40 to   1.00   3.48
2005         710     4.89                      3,471          3,686    4.19      0.40 to   1.00   0.77

VALIC COMPANY I MONEY MARKET I FUND, DIVISION 2
-------------------------------------------------------
2009         354   $ 3.02                 $    1,067     $    1,206    0.34%    0.40% to  1.00% -0.70%
2008         443     3.04                      1,344          1,331    2.32      0.40 to   1.00   1.21
2007         439     3.00                      1,317          1,403    4.95      0.40 to   1.00   3.65
2006         514     2.89                      1,488          1,634    4.33      0.40 to   1.00   3.58
2005         637     2.79                      1,779          1,792    2.79      0.40 to   1.00   1.71

VALIC COMPANY I MID CAP INDEX FUND, DIVISION 4
-------------------------------------------------------
2009     233,428   $ 0.82   to    10.29   $2,026,974     $1,616,528    1.84%    0.40% to  1.25% 36.28% to  38.00%
2008     244,773     0.59   to     7.49    1,556,585      2,249,264    1.00      0.40 to   1.25 -38.00 to  -37.00
2007     266,356     1.55   to    11.93    2,889,174      2,854,907    1.00      0.40 to   1.25   6.00 to    7.00
2006     250,494     1.46   to    11.15    2,555,661      2,391,440    1.00      0.40 to   1.25   8.00 to    9.00
2005     233,145     1.35   to    10.20    2,171,514      1,933,336    1.00      0.40 to   1.25  11.00 to   12.00

VALIC COMPANY I ASSET ALLOCATION FUND, DIVISION 5
-------------------------------------------------------
2009      26,016   $ 0.93   to     5.46   $  128,975     $  112,275    3.15%    0.40% to  1.00% 22.38% to  23.00%
2008      27,866     0.75   to     4.44      112,753        142,569    3.18      0.40 to   1.00 -22.88 to  -22.41
2007      32,061     5.22   to     5.74      167,933        172,035    2.82      0.40 to   1.00   5.24 to    5.66
2006      34,238     4.96   to     5.43      170,212        167,501    1.60      0.40 to   1.00  10.65 to   11.09
2005      38,102     4.48   to     4.89      171,347        181,762    2.44      0.40 to   1.00   2.68 to    3.09

VALIC COMPANY I MONEY MARKET I FUND, DIVISION 6
-------------------------------------------------------
2009     203,942   $ 1.02   to     2.34   $  428,483     $  462,539    0.32%    0.40% to  1.25% -1.15% to   0.00%
2008     234,879     1.02   to     2.35      496,779        469,954    2.27      0.40 to   1.25   0.75 to    1.82
2007     211,605     1.08   to     2.31      443,130        413,701    4.70      0.40 to   1.25   3.17 to    4.07
2006     186,929     1.04   to     2.22      384,271        353,153    4.57      0.40 to   1.25   3.11 to    4.00
2005     168,376     1.01   to     2.14      322,035        325,994    2.76      0.40 to   1.25   1.24 to    2.12

VALIC COMPANY I CAPITAL CONSERVATION FUND, DIVISION 7
-------------------------------------------------------
2009      37,698   $ 1.07   to     3.37   $  116,753     $  112,951    4.82%    0.40% to  1.00%  9.91% to  11.00%
2008      38,835     0.97   to     3.06      109,358        141,419    6.13      0.40 to   1.00  -3.97 to   -3.39
2007      59,709     2.91   to     3.17      173,479        190,291    5.24      0.40 to   1.00   2.63 to    3.04
2006      72,949     2.83   to     3.08      207,102        158,612    1.97      0.40 to   1.00   3.48 to    3.89
2005      40,013     2.74   to     2.96      110,122         96,391    3.81      0.40 to   1.00   0.77 to    1.17

VALIC COMPANY I GOVERNMENT SECURITIES FUND, DIVISION 8
-------------------------------------------------------
2009      39,018   $ 1.08   to     3.44   $  123,250     $  130,318    3.56%    0.40% to  1.00% -4.74% to  -4.00%
2008      48,452     1.12   to     3.59      160,387        129,526    2.74      0.40 to   1.00   8.66 to    9.32
2007      33,698     3.02   to     3.29      101,522         96,840    4.49      0.40 to   1.00   6.59 to    7.02
2006      35,001     2.83   to     3.08       99,642        105,383    2.25      0.40 to   1.00   2.01 to    2.42
2005      40,621     2.78   to     3.00      113,302        118,579    3.45      0.40 to   1.00   1.60 to    2.00

VALIC COMPANY I STOCK INDEX FUND, DIVISION 10A
-------------------------------------------------------
2009       5,436   $21.34                 $  118,342     $  113,495    2.21%    0.94%           24.91%
2008       6,222    17.09                    108,696        158,889    2.14      1.03           -37.83
2007       7,438    27.48                    209,082        221,267    1.50      1.03             4.07
2006       8,641    26.41                    233,452        235,241    0.81      0.99            14.26
2005      10,025    23.11                    237,030        246,941    1.48      0.98             3.52

VALIC COMPANY I STOCK INDEX FUND, DIVISION 10B
-------------------------------------------------------
2009         283   $36.52                 $   10,476     $   10,297    2.15%    0.63%           25.65%
2008         343    29.06                     10,107         14,389    2.23      0.42           -37.46
2007         394    46.48                     18,670         19,183    1.55      0.43             4.68
2006         433    44.40                     19,696         19,747    0.82      0.39            14.91
2005         500    38.64                     19,797         20,921    1.49      0.43             4.11

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                          AT DECEMBER 31                               FOR THE YEAR ENDED DECEMBER 31
                 ----------------------------------------  ----------------------------------------------------------------
                          UNIT FAIR VALUE       NET         AVERAGE   INVESTMENT  EXPENSE RATIO        TOTAL RETURN LOWEST
                 UNITS      LOWEST TO          ASSETS      NET ASSETS   INCOME    LOWEST TO HIGHEST /         TO
                 (000S)      HIGHEST           (000S)        (000S)   RATIO /(1)/      (2)/             HIGHEST /(3)/
---------------------------------------------------------  ----------------------------------------------------------------
VALIC COMPANY I STOCK INDEX FUND. DIVISION 10C
---------------------------------------------------------
2009             673,226  $ 0.75  to   4.95  $2,854,853    $2,576,473    2.33%    0.40%   to    1.45%  24.33%  to   25.66%
2008             680,762    0.59  to   3.95   2,299,825     3,429,040    2.00      0.40   to     1.45  -38.00  to   -37.00
2007             780,662    1.10  to   6.33   4,558,255     4,610,909    2.00      0.40   to     1.45    4.00  to     4.00
2006             827,755    1.06  to   6.05   4,663,564     4,416,739    1.00      0.40   to     1.45   14.00  to    15.00
2005             849,383    0.93  to   5.28   4,169,914     4,093,536    1.00      0.40   to     1.45    3.00  to     4.00

VALIC COMPANY I STOCK INDEX FUND, DIVISION 10D
---------------------------------------------------------
2009               1,752  $ 8.03             $   14,143    $   13,440    2.22%    0.40%   to    1.00%  24.91%
2008               1,970    6.43                 12,736        18,529    2.16      0.40   to     1.00  -37.83
2007               2,341   10.34                 24,323        25,605    1.52      0.40   to     1.00    4.07
2006               2,692    9.93                 26,887        26,461    0.83      0.40   to     1.00   14.26
2005               2,979    8.69                 26,034        27,647    1.48      0.40   to     1.00    3.52

VALIC COMPANY I INTERNATIONAL EQUITIES FUND, DIVISION 11
---------------------------------------------------------
2009             546,905  $ 0.68  to   1.68  $  853,578    $  686,672    2.96%    0.40%   to    1.00%  28.31%  to   29.08%
2008             546,311    0.53  to   1.30     664,239       885,419    3.44      0.40   to     1.00  -43.96  to   -43.62
2007             492,598    2.15  to   2.32   1,061,636     1,018,204    2.44      0.40   to     1.00    7.68  to     8.11
2006             463,641    2.00  to   2.14     929,585       796,041    1.71      0.40   to     1.00   21.84  to    22.33
2005             394,287    1.64  to   1.75     648,641       520,365    1.81      0.40   to     1.00   15.82  to    16.29

VALIC COMPANY I GLOBAL SOCIAL AWARENESS FUND, DIVISION 12
----------------------------------------------------------
2009              82,271  $ 0.73  to   3.71  $  281,524    $  251,597    2.74%    0.40%   to    1.45%  29.66%  to   31.04%
2008             112,984    0.56  to   2.83     297,995       445,017    2.15      0.40   to     1.45  -40.85  to   -40.22
2007              99,869    1.09  to   4.75     442,767       449,026    1.22      0.40   to     1.45    2.88  to     3.77
2006              98,760    1.06  to   4.58     424,214       394,505    0.74      0.40   to     1.45   13.85  to    14.83
2005             102,370    0.93  to   3.99     384,400       390,447    1.19      0.40   to     1.45    2.56  to     3.45

VALIC COMPANY I INTERNATIONAL GOVERNMENT BOND FUND,
 DIVISION 13
---------------------------------------------------------
2009              56,220  $ 1.10  to   2.92  $  153,805    $  139,893    4.23%    0.40%   to    1.00%  10.47%  to   11.14%
2008              63,244    0.99  to   2.63     156,509       165,606    5.75      0.40   to     1.00   -1.56  to    -0.96
2007              56,482    2.50  to   2.66     141,092       135,703    5.15      0.40   to     1.00    5.95  to     6.38
2006              57,640    2.36  to   2.50     136,108       137,789    4.04      0.40   to     1.00    6.88  to     7.31
2005              64,324    2.20  to   2.33     142,221       147,764    3.96      0.40   to     1.00   -1.60  to    -1.20

VALIC COMPANY I SMALL CAP INDEX FUND, DIVISION 14
---------------------------------------------------------
2009             253,624  $ 0.77  to   3.34  $  771,594    $  625,406    1.87%    0.40%   to    1.45%  26.36%  to   27.71%
2008             269,419    0.60  to   2.62     647,869       881,941    1.61      0.40   to     1.45  -35.42  to   -34.73
2007             302,678    1.44  to   4.03   1,146,052     1,171,294    1.10      0.40   to     1.45   -3.32  to    -2.48
2006             287,518    1.49  to   4.13   1,124,330     1,001,724    0.40      0.40   to     1.45   16.36  to    17.36
2005             260,165    1.28  to   3.52     870,870       745,223    0.95      0.40   to     1.45    2.76  to     3.65

VALIC COMPANY I CORE EQUITY FUND, DIVISION 15
---------------------------------------------------------
2009             126,171  $ 0.73  to   1.95  $  232,389    $  196,305    2.17%    0.40%   to    1.00%  22.12%  to   22.85%
2008             139,868    0.60  to   1.59     210,844       301,477    0.94      0.40   to     1.00  -37.70  to   -37.32
2007             162,588    2.41  to   2.55     389,413       430,337    0.90      0.40   to     1.00    1.95  to     2.36
2006             191,812    2.37  to   2.49     455,319       471,012    0.65      0.40   to     1.00   10.63  to    11.07
2005             233,609    2.14  to   2.24     500,832       535,381    1.04      0.40   to     1.00    2.93  to     3.34

VALIC COMPANY I GROWTH & INCOME FUND, DIVISION 16
---------------------------------------------------------
2009              40,126  $ 0.73  to   2.12  $   80,518    $   68,356    2.57%    0.40%   to    1.45%  20.05%  to   21.33%
2008              44,144    0.60  to   1.75      73,428       106,096    1.90      0.40   to     1.45  -37.67  to   -37.00
2007              49,658    1.09  to   2.79     131,332       136,637    1.20      0.40   to     1.45    5.49  to     6.40
2006              55,058    1.03  to   2.62     137,552       137,079    0.65      0.40   to     1.45   13.68  to    14.66
2005              65,279    0.91  to   2.29     142,823       153,769    1.18      0.40   to     1.45   -0.01  to     0.85

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                   AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
          -----------------------------------------------  ---------------------------------------------------------
                     UNIT FAIR VALUE           NET          AVERAGE   INVESTMENT EXPENSE RATIO      TOTAL RETURN
          UNITS        LOWEST TO              ASSETS       NET ASSETS   INCOME     LOWEST TO         LOWEST TO
          (000S)        HIGHEST               (000S)         (000S)   RATIO/(1)/  HIGHEST/(2)/      HIGHEST/(3)/
          -----------------------------------------------  ---------------------------------------------------------
VALIC COMPANY I SCIENCE & TECHNOLOGY FUND, DIVISION 17
---------------------------------------------------------
2009      320,463    $0.54    to     2.51   $  735,085     $  560,627   0.11%    0.40% to  1.45%  63.11% to   64.85%
2008      331,257     0.33    to     1.52      463,670        736,702    --       0.40 to   1.45  -46.77 to   -46.20
2007      360,978     0.62    to     2.84      968,391        970,673    --       0.40 to   1.45   15.98 to    16.99
2006      424,261     0.53    to     2.42      981,809      1,035,644    --       0.40 to   1.45    4.32 to     5.22
2005      511,716     0.51    to     2.30    1,129,864      1,177,302    --       0.40 to   1.45    1.83 to     2.71

VALIC COMPANY I SMALL CAP FUND, DIVISION 18
---------------------------------------------------------
2009      125,005    $0.77    to     2.38   $  278,537     $  230,121   0.56%    0.40% to  1.00%  27.11% to   27.88%
2008      137,567     0.60    to     1.87      240,997        341,874   0.38      0.40 to   1.00  -34.91 to   -34.52
2007      160,027     2.68    to     2.86      428,636        511,816   0.03      0.40 to   1.00   -7.14 to    -6.76
2006      194,385     2.88    to     3.06      561,593        601,283    --       0.40 to   1.00    7.33 to     7.76
2005      231,549     2.68    to     2.84      616,086        622,771    --       0.40 to   1.00    6.26 to     6.69

TEMPLETON GLOBAL ASSET ALLOCATION FUND, DIVISION 19
 (CLOSED)/(7)/
---------------------------------------------------------
2006           --    $  --    to    $  --   $       --     $  403,978   0.00%    0.65% to  1.25%   7.95% to    8.13%
2005      150,266     2.64    to     2.83      398,848        387,058   3.93      0.65 to   1.25    2.57 to     2.98

VALIC COMPANY I INTERNATIONAL GROWTH I FUND, DIVISION 20
---------------------------------------------------------
2009      262,693    $0.73    to     2.18   $  541,547     $  427,517   2.28%    0.40% to  1.00%  34.01% to   34.82%
2008      267,849     0.54    to     1.62      411,248        584,007   1.65      0.40 to   1.00  -42.57 to   -42.22
2007      263,159     2.64    to     2.81      698,587        661,103   0.92      0.40 to   1.00   13.53 to    13.99
2006      258,416     2.33    to     2.47      605,093        506,825   1.83      0.40 to   1.00   25.12 to    25.62
2005      219,896     1.86    to     1.96      408,838        390,878   1.35      0.40 to   1.00   12.57 to    13.02

VALIC COMPANY I CORE VALUE FUND, DIVISION 21
---------------------------------------------------------
2009       85,766    $0.71    to     1.55   $  122,205     $   99,548   2.83%    0.40% to  1.00%  17.81% to   18.52%
2008       89,191     0.60    to     1.31      107,471        156,956   2.32      0.40 to   1.00  -35.88 to   -35.49
2007      109,148     1.87    to     2.04      202,154        231,639   1.64      0.40 to   1.00   -1.44 to    -1.05
2006      126,790     1.90    to     2.06      242,124        233,026   0.82      0.40 to   1.00   15.98 to    16.44
2005      137,303     1.64    to     1.77      225,277        231,100   1.90      0.40 to   1.00    3.52 to     3.94

VANGUARD LONG-TERM INVESTMENT GRADE FUND, DIVISION 22
---------------------------------------------------------
2009       78,886    $1.11    to     2.39   $  170,703     $  156,319   6.25%    0.40% to  1.00%   7.67% to    8.32%
2008       80,380     1.03    to     2.21      161,331        163,740   6.06      0.40 to   1.00    1.27 to     1.89
2007       95,031     1.96    to     2.18      185,261        207,885   5.78      0.40 to   1.00    2.72 to     3.13
2006      116,751     1.91    to     2.11      224,574        214,276   5.71      0.40 to   1.00    1.83 to     2.24
2005      114,312     1.87    to     2.06      215,609        209,251   5.34      0.40 to   1.00    4.09 to     4.51

VANGUARD LONG-TERM TREASURY FUND, DIVISION 23
---------------------------------------------------------
2009      142,416    $1.11    to     2.42   $  317,183     $  355,802   4.13%    0.40% to  1.00% -12.93% to  -12.41%
2008      179,085     1.27    to     2.77      457,525        363,716   4.33      0.40 to   1.00   21.29 to    22.02
2007      138,737     2.09    to     2.27      288,608        280,019   4.84      0.40 to   1.00    8.15 to     8.58
2006      147,344     1.93    to     2.09      286,342        303,205   4.95      0.40 to   1.00    0.73 to     1.13
2005      173,758     1.92    to     2.07      333,761        317,350   4.84      0.40 to   1.00    5.55 to     5.97

VANGUARD WINDSOR II FUND, DIVISION 24
---------------------------------------------------------
2009      715,186    $0.74    to     2.28   $1,462,917     $1,181,133   2.77%    0.65% to  1.25%  25.47% to   26.23%
2008      694,646     0.58    to     1.81    1,128,091      1,499,307   2.96      0.65 to   1.25  -37.49 to   -37.11
2007      669,939     2.65    to     2.89    1,761,795      1,909,890   2.19      0.65 to   1.25    0.95 to     1.36
2006      696,334     2.62    to     2.85    1,837,638      1,671,001   2.33      0.65 to   1.25   16.78 to    17.25
2005      702,946     2.25    to     2.43    1,566,299      1,483,284   2.17      0.65 to   1.25    5.68 to     6.11

VANGUARD WELLINGTON FUND, DIVISION 25
---------------------------------------------------------
2009      581,855    $0.92    to     2.74   $1,395,733     $1,189,390   3.62%    0.65% to  1.25%  20.68% to   21.41%
2008      618,448     0.76    to     2.26    1,225,434      1,497,681   3.54      0.65 to   1.25  -23.26 to   -22.80
2007      633,980     2.65    to     2.93    1,651,772      1,638,117   3.22      0.65 to   1.25    7.02 to     7.45
2006      611,262     2.47    to     2.73    1,524,379      1,384,025   3.09      0.65 to   1.25   13.51 to    13.96
2005      586,360     2.18    to     2.40    1,284,053      1,208,911   2.97      0.65 to   1.25    5.50 to     5.92

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                      AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
             -------------------------------------------------  -------------------------------------------------------
                        UNIT FAIR VALUE             NET          AVERAGE   INVESTMENT EXPENSE RATIO     TOTAL RETURN
             UNITS        LOWEST TO                ASSETS       NET ASSETS   INCOME     LOWEST TO        LOWEST TO
             (000S)        HIGHEST                 (000S)         (000S)   RATIO/(1)/  HIGHEST/(2)/     HIGHEST/(3)/
--------------------------------------------------------------  -------------------------------------------------------
PUTNAM NEW OPPORTUNITIES FUND, DIVISION 26 (CLOSED)/(7)/
--------------------------------------------------------------
2006              --    $  --    to     $  --    $       --     $  546,967    0.00%   0.40% to  1.20%  0.70% to   1.05%
2005         438,965     0.72    to      1.36       559,314        568,259      --     0.40 to   1.20   8.33 to    9.27

PUTNAM OTC & EMERGING GROWTH FUND, DIVISION 27 (CLOSED)/(7)/
--------------------------------------------------------------
2006              --    $  --    to     $  --    $       --     $  188,156    0.00%   0.40% to  1.20%  6.07% to   6.43%
2005         300,718     0.57    to      1.29       189,177        194,028      --     0.40 to   1.20   6.20 to    7.11

PUTNAM GLOBAL EQUITY FUND, DIVISION 28 (CLOSED)/(7)/
--------------------------------------------------------------
2006              --    $  --    to     $  --    $       --     $  376,020    0.00%   0.40% to  1.20%  7.38% to   7.75%
2005         265,050     0.88    to      1.53       373,886        374,697    0.83     0.40 to   1.20   7.12 to    8.05

VALIC COMPANY I LARGE CAP GROWTH FUND, DIVISION 30 (CLOSED)/(7)/
-----------------------------------------------------------------
2006              --    $  --    to     $  --    $       --     $  324,192    0.18%   0.40% to  1.00% -1.18% to  -1.02%
2005         300,698     1.12    to      1.21       336,720        362,869    0.61     0.40 to   1.00   1.13 to    1.54

AMERICAN CENTURY ULTRA FUND, DIVISION 31 (CLOSED)/(7)/
--------------------------------------------------------------
2006              --    $  --    to     $  --    $       --     $  942,108    0.00%   0.65% to  1.45% -5.34% to  -5.02%
2005         601,775     0.86    to      1.82     1,007,713      1,036,454    0.12     0.65 to   1.45   0.64 to    1.50

TEMPLETON FOREIGN FUND, DIVISION 32 (CLOSED)/(7)/
--------------------------------------------------------------
2006              --    $  --    to     $  --    $       --     $  676,066    0.00%   0.40% to  1.00%  6.90% to   7.08%
2005         336,992     1.92    to      2.07       645,925        586,347    1.72     0.40 to   1.00   9.53 to    9.97

VALIC COMPANY II INTERNATIONAL SMALL CAP EQUITY FUND, DIVISION 33
------------------------------------------------------------------
2009         376,297    $0.66    to      1.65    $  595,446     $  495,566    1.70%   0.15% to  0.75% 24.64% to  25.39%
2008         406,274     0.52    to      1.32       516,024        616,841    1.17     0.15 to   0.75 -41.85 to  -41.50
2007         347,000     2.18    to      2.26       752,863        702,426    0.59     0.15 to   0.75   5.06 to    5.49
2006         275,096     2.07    to      2.14       569,761        383,808    0.50     0.15 to   0.75  19.33 to   19.81
2005         141,743     1.74    to      1.79       245,939         86,678    0.44     0.15 to   0.75  28.49 to   29.00

VALIC COMPANY II SMALL CAP GROWTH FUND, DIVISION 35
--------------------------------------------------------------
2009          34,299    $0.70    to      1.35    $   44,559     $   33,811    0.00%   0.15% to  1.20% 35.77% to  37.56%
2008          31,934     0.52    to      0.99        30,327         41,375      --     0.15 to   1.20 -44.05 to  -43.31
2007          31,678     0.93    to      1.74        52,812         52,675      --     0.15 to   1.20   2.53 to    3.68
2006          29,224     0.90    to      1.68        47,591         47,517      --     0.15 to   1.20   8.41 to    9.62
2005          28,855     0.83    to      1.53        42,479         41,201      --     0.15 to   1.20   3.26 to    4.41

VALIC COMPANY II SMALL CAP VALUE FUND, DIVISION 36
--------------------------------------------------------------
2009         187,896    $0.80    to      2.05    $  366,264     $  276,720    1.27%   0.15% to  0.75% 23.27% to  24.02%
2008         145,609     0.64    to      1.66       228,970        259,868    1.06     0.15 to   0.75 -30.25 to  -29.83
2007         106,944     2.28    to      2.37       244,244        234,509    0.65     0.15 to   0.75  -7.68 to   -7.30
2006          64,994     2.47    to      2.56       161,107        112,445    0.57     0.15 to   0.75  17.91 to   18.38
2005          45,167     2.10    to      2.16        87,273         93,033    0.68     0.15 to   0.75   5.92 to    6.34

VALIC COMPANY II MID CAP GROWTH FUND, DIVISION 37
--------------------------------------------------------------
2009         162,373    $0.73    to      1.17    $  182,531     $  141,799    0.00%   0.15% to  0.75% 42.60% to  43.45%
2008         167,995     0.51    to      0.82       132,414        166,293      --     0.15 to   0.75 -47.02 to  -46.70
2007          62,487     1.48    to      1.54        91,726         80,411      --     0.15 to   0.75  13.07 to   13.53
2006          46,415     1.31    to      1.36        61,039         55,659      --     0.15 to   0.75  14.21 to   14.66
2005          43,155     1.15    to      1.18        49,299         46,961      --     0.15 to   0.75  10.42 to   10.87

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                        AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
               -----------------------------------------------  -------------------------------------------------------
                         UNIT FAIR VALUE            NET          AVERAGE   INVESTMENT EXPENSE RATIO     TOTAL RETURN
               UNITS       LOWEST TO               ASSETS       NET ASSETS   INCOME     LOWEST TO        LOWEST TO
               (000S)       HIGHEST                (000S)         (000S)   RATIO/(1)/  HIGHEST/(2)/     HIGHEST/(3)/
--------------------------------------------------------------  -------------------------------------------------------
VALIC COMPANY II MID CAP VALUE FUND, DIVISION 38
--------------------------------------------------------------
2009           180,191   $0.78   to      2.95    $ 499, 338      $397,647    1.30%    0.15% to  0.75% 35.75% to  36.57%
2008           193,079    0.57   to      2.17       393,903       513,298     0.46     0.15 to   0.75 -39.15 to  -38.79
2007           137,959    3.41   to      3.54       470,359       494,779     0.46     0.15 to   0.75   2.03 to    2.44
2006           122,876    3.35   to      3.46       411,742       351,099     0.39     0.15 to   0.75  15.87 to   16.34
2005           108,200    2.89   to      2.97       304,188       274,020     0.05     0.15 to   0.75   8.59 to    9.02

VALIC COMPANY II CAPITAL APPRECIATION FUND, DIVISION 39
--------------------------------------------------------------
2009            33,269   $0.64   to      1.09    $   29,011      $ 23,949    1.27%    0.15% to  1.20% 30.38% to  32.10%
2008            35,384    0.49   to      0.83        23,480        32,614     0.07     0.15 to   1.20 -44.98 to  -44.26
2007            27,872    0.89   to      1.51        33,206        16,563     0.54     0.15 to   1.20  18.18 to   19.50
2006             9,377    0.75   to      1.27         9,438        10,004     0.17     0.15 to   1.20   4.09 to    5.25
2005            11,072    0.72   to      1.21        10,593        10,397     0.06     0.15 to   1.20   1.93 to    3.07

VALIC COMPANY II LARGE CAP VALUE FUND, DIVISION 40
--------------------------------------------------------------
2009           106,396   $0.66   to      1.55    $  158,240      $136,168    2.07%    0.15% to  0.75%  9.36% to  10.02%
2008           115,417    0.60   to      1.41       156,942       279,624     1.78     0.15 to   0.75 -37.19 to  -36.81
2007           181,763    2.16   to      2.24       391,778       366,717     0.99     0.15 to   0.75   2.28 to    2.69
2006           141,357    2.11   to      2.18       298,102       125,597     0.97     0.15 to   0.75  17.68 to   18.15
2005            31,182    1.79   to      1.84        55,688        49,323     1.09     0.15 to   0.75   8.05 to    8.48

VALIC COMPANY II SOCIALLY RESPONSIBLE FUND, DIVISION 41
--------------------------------------------------------------
2009           588,653   $0.77   to      1.29    $  724,759      $589,344    1.89%    0.15% to  0.75% 29.72% to  30.50%
2008           624,830    0.59   to      0.99       593,031       845,688     1.67     0.15 to   0.75 -38.01 to  -37.63
2007           673,004    1.53   to      1.59     1,026,361       823,411     1.11     0.15 to   0.75   3.20 to    3.62
2006           331,640    1.48   to      1.53       490,929       255,910     0.88     0.15 to   0.75  14.74 to   15.20
2005           106,547    1.29   to      1.33       136,627       140,003     1.21     0.15 to   0.75   3.31 to    3.72

VALIC COMPANY II MONEY MARKET II FUND, DIVISION 44
--------------------------------------------------------------
2009           177,060   $1.03   to      1.33    $  227,029      $255,923    0.41%    0.15% to  0.75% -0.40% to   0.20%
2008           246,302    1.03   to      1.33       316,406       334,421     2.23     0.15 to   0.75   1.47 to    2.08
2007           268,779    1.26   to      1.31       338,361       287,347     4.48     0.15 to   0.75   3.85 to    4.27
2006           185,594    1.21   to      1.25       225,165       134,616     4.57     0.15 to   0.75   3.81 to    4.22
2005            69,795    1.17   to      1.20        81,819        74,487     2.71     0.15 to   0.75   1.96 to    2.37

VALIC COMPANY I NASDAQ-100(R) INDEX FUND, DIVISION 46
--------------------------------------------------------------
2009           195,757   $0.51   to      0.83    $  101,088      $ 72,999    0.31%    0.40% to  1.00% 53.89% to  54.81%
2008           159,845    0.33   to      0.53        53,618        77,846     0.24     0.40 to   1.00 -42.99 to  -42.65
2007           168,286    0.59   to      0.60        97,988        84,217     0.08     0.40 to   1.00  17.42 to   17.89
2006           160,131    0.50   to      0.51        79,992        81,388     0.08     0.40 to   1.00   5.60 to    6.02
2005           183,978    0.47   to      0.48        87,163        86,087     0.13     0.40 to   1.00   0.24 to    0.64

JANUS ADVISER WORLDWIDE FUND, DIVISION 47 (CLOSED)/(7)/
--------------------------------------------------------------
2006                --   $  --   to     $  --    $       --      $ 34,840    0.00%    0.40% to  1.20%  1.34% to   1.69%
2005            51,168    0.69   to      1.24        35,315        35,762     0.79     0.40 to   1.20   4.54 to    5.44

VALIC COMPANY II AGGRESSIVE GROWTH LIFESTYLE FUND, DIVISION 48
---------------------------------------------------------------
2009            63,007   $0.82   to      1.77    $  107,254      $ 81,839    1.98%    0.15% to  1.20% 27.30% to  28.98%
2008            53,544    0.64   to      1.38        71,085        84,221     2.28     0.15 to   1.20 -33.93 to  -33.05
2007            46,108    1.33   to      2.06        90,631        79,120     1.71     0.15 to   1.20   8.20 to    9.41
2006            35,981    1.23   to      1.89        65,628        51,931       --     0.15 to   1.20  12.35 to   13.60
2005            26,756    1.10   to      1.66        41,368        37,402     1.97     0.15 to   1.20  10.28 to   11.51

VALIC COMPANY II MODERATE GROWTH LIFESTYLE FUND, DIVISION 49
--------------------------------------------------------------
2009            89,780   $0.90   to      1.91    $  164,570      $127,577    2.66%    0.15% to  1.20% 24.28% to  25.91%
2008            80,685    0.71   to      1.52       118,105       132,834     2.48     0.15 to   1.20 -27.25 to  -26.29
2007            68,608    1.37   to      2.07       135,383       116,816     1.47     0.15 to   1.20   7.30 to    8.51
2006            52,393    1.28   to      1.91        96,392        85,239     1.00     0.15 to   1.20   9.40 to   10.62
2005            45,831    1.17   to      1.72        72,955        67,417     1.08     0.15 to   1.20   7.12 to    8.31

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                    AT DECEMBER 31                                           FOR THE YEAR ENDED DECEMBER 31
            -----------------------------------------------------  ------------------------------------------------------
                                                                   AVERAGE
                        UNIT FAIR VALUE               NET            NET    INVESTMENT  EXPENSE RATIO     TOTAL RETURN
            UNITS         LOWEST TO                  ASSETS        ASSETS     INCOME      LOWEST TO        LOWEST TO
            (000S)         HIGHEST                   (000S)        (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
-----------------------------------------------------------------  ------------------------------------------------------
VALIC COMPANY II CONSERVATIVE GROWTH LIFESTYLE FUND, DIVISION
 50
-----------------------------------------------------------------
2009         35,263     $0.96     to       1.92     $ 65,146       $ 52,683    3.67%    0.15% to  1.20% 19.14% to  20.71%
2008         32,076      0.80     to       1.60       49,349         54,676    2.62      0.15 to   1.20 -19.51 to  -18.45
2007         29,176      1.34     to       1.96       55,014         46,929    1.59      0.15 to   1.20   5.55 to    6.74
2006         22,047      1.27     to       1.84       39,119         35,405      --      0.15 to   1.20   8.05 to    9.25
2005         20,165      1.17     to       1.68       31,560         29,879    2.84      0.15 to   1.20   4.70 to    5.87

VANGUARD LIFESTRATEGY GROWTH FUND, DIVISION 52
-----------------------------------------------------------------
2009         90,265     $0.77     to       1.43     $124,240       $101,794    2.50%    0.65% to  1.25% 23.44% to  24.18%
2008         85,467      0.62     to       1.16       95,289        119,196    2.44      0.65 to   1.25 -35.21 to  -34.82
2007         80,439      1.71     to       1.78      134,535        127,115    2.42      0.65 to   1.25   6.11 to    6.54
2006         67,292      1.62     to       1.67      109,039         92,358    2.30      0.65 to   1.25  14.69 to   15.15
2005         59,842      1.41     to       1.45       81,292         75,645    2.11      0.65 to   1.25   5.56 to    5.98

VANGUARD LIFESTRATEGY MODERATE GROWTH FUND, DIVISION 53
-----------------------------------------------------------------
2009         95,648     $0.85     to       1.50     $137,961       $115,704    2.80%    0.65% to  1.25% 18.84% to  19.55%
2008         91,608      0.71     to       1.26      111,169        131,333    3.05      0.65 to   1.25 -27.41 to  -26.97
2007         89,599      1.66     to       1.73      143,096        138,333    3.03      0.65 to   1.25   6.02 to    6.44
2006         77,721      1.57     to       1.62      122,075        109,946    2.86      0.65 to   1.25  11.91 to   12.35
2005         74,704      1.40     to       1.44       98,585         93,800    2.61      0.65 to   1.25   4.38 to    4.80

VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH FUND, DIVISION 54
-----------------------------------------------------------------
2009         36,792     $0.92     to       1.52     $ 53,838       $ 46,000    3.11%    0.65% to  1.25% 15.60% to  16.30%
2008         36,297      0.79     to       1.31       45,929         52,588    3.56      0.65 to   1.25 -20.52 to  -20.04
2007         35,724      1.58     to       1.64       54,504         51,119    3.56      0.65 to   1.25   5.65 to    6.08
2006         30,392      1.50     to       1.55       45,390         41,738    3.31      0.65 to   1.25   9.25 to    9.69
2005         30,511      1.37     to       1.41       38,881         39,172    2.93      0.65 to   1.25   3.16 to    3.57

EVERGREEN SPECIAL VALUES FUND, DIVISION 55 (CLOSED) /(7)/
-----------------------------------------------------------------
2006             --     $  --     to      $  --     $     --       $340,766    0.00%    0.40% to  1.00% 10.02% to  10.20%
2005        155,352      1.98     to       2.04      308,806        262,766    0.90      0.40 to   1.00   9.34 to    9.77

EVERGREEN FUNDAMENTAL LARGE CAP FUND, DIVISION 56 (CLOSED) /(7)/
-----------------------------------------------------------------
2006             --     $  --     to      $  --     $     --       $169,115    0.09%    0.40% to  1.00%  2.44% to   2.60%
2005        153,476      1.07     to       1.10      164,183        130,097    0.35      0.40 to   1.00   6.54 to    6.97

EVERGREEN EQUITY INCOME FUND, DIVISION 57 (CLOSED) /(7)/
-----------------------------------------------------------------
2006             --     $  --     to      $  --     $     --       $ 24,752    0.24%    0.40% to  1.00%  4.35% to   4.52%
2005         20,068      1.23     to       1.27       24,720         43,787    1.39      0.40 to   1.00   2.50 to    2.91

VALIC COMPANY II CORE BOND FUND, DIVISION 58
-----------------------------------------------------------------
2009         87,930     $1.11     to       1.66     $136,448       $112,683    6.14%    0.15% to  1.20% 14.31% to  15.82%
2008         80,969      0.96     to       1.43      108,756        155,936    5.27      0.15 to   1.20  -6.17 to   -4.93
2007        139,732      1.12     to       1.51      203,021        144,955    4.26      0.15 to   1.20   2.36 to    3.51
2006         61,262      1.09     to       1.46       86,706         61,717    3.87      0.15 to   1.20   3.42 to    4.58
2005         39,368      1.05     to       1.40       49,423         50,952    3.84      0.15 to   1.20   0.72 to    1.84

VALIC COMPANY II STRATEGIC BOND FUND, DIVISION 59
-----------------------------------------------------------------
2009        167,361     $1.07     to       2.14     $344,468       $283,393    5.80%    0.15% to  1.20% 24.17% to  25.81%
2008        159,484      0.85     to       1.71      262,296        308,244    7.78      0.15 to   1.20 -15.44 to  -14.32
2007        164,042      1.34     to       2.00      314,387        278,977    4.88      0.15 to   1.20   2.63 to    3.78
2006        121,930      1.30     to       1.92      227,069        182,636    4.17      0.15 to   1.20   6.98 to    8.17
2005         85,455      1.21     to       1.78      147,391        119,144    4.33      0.15 to   1.20   3.38 to    4.53

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                           AT DECEMBER 31                                  FOR THE YEAR ENDED DECEMBER 31
                   -------------------------------------------  --------------------------------------------------------
                             UNIT FAIR VALUE         NET         AVERAGE   INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                   UNITS       LOWEST TO            ASSETS      NET ASSETS   INCOME      LOWEST TO        LOWEST TO
                   (000S)       HIGHEST             (000S)        (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
--------------------------------------------------------------  --------------------------------------------------------
VALIC COMPANY II HIGH YIELD BOND FUND, DIVISION 60
--------------------------------------------------------------
2009               108,230   $0.97   to     1.86   $192,756      $154,152    10.37%    0.15% to  0.75% 42.43% to  43.29%
2008               107,247    0.68   to     1.30    134,056       181,344     8.84      0.15 to   0.75 -31.81 to  -31.40
2007               106,828    1.83   to     1.89    194,418       177,795     5.99      0.15 to   0.75   0.71 to    1.12
2006                67,764    1.81   to     1.87    122,971        99,728     5.56      0.15 to   0.75  11.49 to   11.94
2005                50,480    1.63   to     1.67     82,159        76,176     5.56      0.15 to   0.75   6.44 to    6.87

JANUS FUND, DIVISION 61 (CLOSED) /(7)/
--------------------------------------------------------------
2006                    --   $  --   to    $  --   $     --      $ 50,144    0.00%     0.40% to  1.00%  1.31% to   1.48%
2005                81,364    0.62   to     0.63     50,544        50,825     0.07      0.40 to   1.00   2.95 to    3.36

AIM LARGE CAP GROWTH FUND, DIVISION 62 (CLOSED) /(7)/
--------------------------------------------------------------
2006                    --   $  --   to    $  --   $     --      $ 19,019    0.00%     0.40% to  1.00% -0.03% to   0.13%
2005                58,454    0.32   to     0.32     17,433        16,321      --       0.40 to   1.00   5.95 to    6.36

CREDIT SUISSE SMALL CAP GROWTH FUND, DIVISION 63 (CLOSED) /(7)/
----------------------------------------------------------------
2006                    --   $  --   to    $  --   $     --      $ 55,233    0.00%     0.40% to  1.00%  5.25% to   5.42%
2005                62,555    0.81   to     0.83     50,774        53,651      --       0.40 to   1.00  -4.26 to   -3.88

MSIF TRUST MID CAP GROWTH PORTFOLIO, DIVISION 64 (CLOSED) /(7)/
----------------------------------------------------------------
2006                     1   $  --   to    $  --   $     --      $126,143    0.00%     0.40% to  1.00%  3.38% to   3.54%
2005               141,998    0.81   to     0.83    115,617        85,448      --       0.40 to   1.00  16.90 to   17.37

EVERGREEN SPECIAL EQUITY FUND, DIVISION 65 (CLOSED) /(7)/
--------------------------------------------------------------
2006                    --   $  --   to    $  --   $     --      $ 45,179    0.00%     0.40% to  1.00%  4.52% to   4.69%
2005                45,946    0.98   to     1.00     43,270        41,574      --       0.40 to   1.00   5.94 to    6.36

SIT SMALL CAP GROWTH FUND, DIVISION 66 (CLOSED) /(7)/
--------------------------------------------------------------
2006                    --   $  --   to    $  --   $     --      $135,970    0.00%     0.40% to  1.00%  6.29% to   6.47%
2005               169,656    0.74   to     0.76    126,041        93,457      --       0.40 to   1.00  17.35 to   17.81

SIT MID CAP GROWTH FUND, DIVISION 67 (CLOSED) /(7)/
--------------------------------------------------------------
2006                    --   $  --   to    $  --   $     --      $ 29,303    0.00%     0.40% to  1.00%  0.85% to   1.01%
2005                44,640    0.66   to     0.67     29,385        22,200      --       0.40 to   1.00  14.12 to   14.58

ARIEL FUND, DIVISION 68
--------------------------------------------------------------
2009               209,571   $0.78   to     1.65   $326,053      $228,895    0.02%     0.40% to  1.00% 61.79% to  62.76%
2008               210,618    0.48   to     1.02    202,490       331,104     0.97      0.40 to   1.00 -48.77 to  -48.46
2007               236,938    1.92   to     1.97    450,527       516,328     0.28      0.40 to   1.00  -2.69 to   -2.30
2006               263,335    1.97   to     2.02    519,165       542,024      --       0.40 to   1.00   9.25 to    9.69
2005               312,798    1.80   to     1.84    565,241       567,495     0.30      0.40 to   1.00  -0.08 to    0.32

ARIEL APPRECIATION FUND, DIVISION 69
--------------------------------------------------------------
2009               155,818   $0.89   to     1.69   $250,852      $180,169    0.17%     0.40% to  1.00% 61.33% to  62.31%
2008               163,108    0.55   to     1.04    162,793       249,409     0.55      0.40 to   1.00 -41.33 to  -40.97
2007               188,042    1.72   to     1.77    322,748       373,503     0.46      0.40 to   1.00  -2.38 to   -1.99
2006               219,434    1.76   to     1.81    387,982       400,034     0.04      0.40 to   1.00   9.84 to   10.28
2005               268,624    1.61   to     1.64    432,565       428,952     0.29      0.40 to   1.00   1.90 to    2.31

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
              -------------------------------------------------  --------------------------------------------------------
                           UNIT FAIR VALUE           NET          AVERAGE   INVESTMENT  EXPENSE RATIO     TOTAL RETURN
               UNITS         LOWEST TO              ASSETS       NET ASSETS   INCOME      LOWEST TO        LOWEST TO
               (000S)         HIGHEST               (000S)         (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
---------------------------------------------------------------  --------------------------------------------------------
LOU HOLLAND GROWTH FUND, DIVISION 70
---------------------------------------------------------------
2009             48,213    $0.87    to     0.96   $   45,224     $   33,476    0.00%    0.40% to  1.00% 37.69% to  38.51%
2008             43,833     0.63    to     0.70       29,858         40,753     --       0.40 to   1.00 -35.48 to  -35.09
2007             46,918     1.04    to     1.07       49,287         50,747    0.03      0.40 to   1.00   8.31 to    8.74
2006             54,091     0.96    to     0.99       52,523         53,040    0.08      0.40 to   1.00   4.19 to    4.60
2005             35,123     0.93    to     0.94       32,586         33,411     --       0.40 to   1.00  -1.78 to   -1.39

DREYFUS BASIC U.S. MORTGAGE SECURITIES FUND, DIVISION 71
 (CLOSED) /(7)/
---------------------------------------------------------------
2006                 --    $  --    to    $  --   $       --     $   83,491    1.80%    0.40% to  1.00% -0.98% to  -0.82%
2005             68,813     1.27    to     1.30       87,314         92,323    4.06      0.40 to   1.00   2.42 to    2.83

VALIC COMPANY I BLUE CHIP GROWTH FUND, DIVISION 72
---------------------------------------------------------------
2009            524,641    $0.77    to     0.87   $  440,473     $  342,959    0.26%    0.40% to  1.00% 41.70% to  42.55%
2008            451,191     0.54    to     0.61      267,117        293,877    0.17      0.40 to   1.00 -43.47 to  -43.13
2007            133,943     1.04    to     1.07      136,613        115,156    0.25      0.40 to   1.00  11.96 to   12.41
2006             95,874     0.93    to     0.95       89,448         70,303    0.23      0.40 to   1.00   8.36 to    8.79
2005             66,987     0.86    to     0.88       57,625         49,913    0.15      0.40 to   1.00   4.85 to    5.28

VALIC COMPANY I HEALTH SCIENCES FUND, DIVISION 73
---------------------------------------------------------------
2009            134,702    $0.91    to     1.33   $  173,403     $  143,741    0.00%    0.40% to  1.00% 30.20% to  30.99%
2008            143,853     0.70    to     1.02      142,129        181,521     --       0.40 to   1.00 -30.28 to  -29.86
2007            146,379     1.41    to     1.45      206,206        192,854     --       0.40 to   1.00  16.38 to   16.85
2006            153,030     1.21    to     1.24      185,880        186,065     --       0.40 to   1.00   7.38 to    7.81
2005            158,484     1.13    to     1.15      179,167        159,035     --       0.40 to   1.00  11.91 to   12.35

VALIC COMPANY I VALUE FUND, DIVISION 74
---------------------------------------------------------------
2009            140,943    $0.72    to     1.14   $  156,504     $  137,329    2.23%    0.40% to  1.00% 32.09% to  32.88%
2008            178,504     0.54    to     0.86      150,143        191,340    1.03      0.40 to   1.00 -42.74 to  -42.39
2007             66,464     1.46    to     1.49       96,744         83,751    0.40      0.40 to   1.00   5.23 to    5.66
2006             56,286     1.39    to     1.41       78,054        147,228    0.95      0.40 to   1.00  15.18 to   15.64
2005            118,410     1.20    to     1.22      154,746         63,923    1.01      0.40 to   1.00   5.29 to    5.71

VALIC COMPANY I BROAD CAP VALUE INCOME FUND, DIVISION 75 /(6)/
---------------------------------------------------------------
2009             19,603    $0.78    to     0.95   $   20,667     $   16,746    2.34%    0.40% to  1.00% 24.07% to  24.82%
2008             20,170     0.62    to     0.76       17,061         22,875    2.18      0.40 to   1.00 -35.12 to  -34.73
2007             22,643     1.16    to     1.17       28,810         30,508    1.53      0.40 to   1.00   0.93 to    1.33
2006             22,478     1.15    to     1.16       28,574         17,489    1.56      0.40 to   1.00  15.53 to   15.99
2005                 --     1.00    to     1.00        2,492          2,418    0.18      0.40 to   1.00   0.00 to    0.00

VALIC COMPANY I LARGE CAP CORE FUND, DIVISION 76 /(6)/
---------------------------------------------------------------
2009            101,838    $0.88    to     1.09   $  109,687     $   93,286    1.47%    0.40% to  1.00% 36.93% to  37.75%
2008            120,552     0.64    to     0.79       94,759         76,422    0.72      0.40 to   1.00 -33.15 to  -32.75
2007             55,647     1.17    to     1.18       65,016         86,523    0.59      0.40 to   1.00   6.96 to    7.39
2006             92,452     1.10    to     1.10      101,149         79,956    1.16      0.40 to   1.00  11.38 to   11.83
2005                 --     0.99    to     0.99        2,465          2,417    0.10      0.40 to   1.00   0.00 to    0.00

VALIC COMPANY I INFLATION PROTECTED FUND, DIVISION 77 /(4)/
---------------------------------------------------------------
2009            172,929    $1.06    to     1.12   $  195,635     $  154,654    1.04%    0.40% to  1.00%  8.49% to   9.15%
2008            143,120     0.97    to     1.03      150,002        133,699    4.83      0.40 to   1.00  -6.27 to   -5.70
2007             12,515     1.08    to     1.09       18,510         16,303    4.06      0.40 to   1.00   6.74 to    7.17
2006             11,130     1.01    to     1.02       16,158         16,374    3.33      0.40 to   1.00  -0.59 to   -0.19
2005             11,057     1.02    to     1.02       16,390         10,892    5.42      0.40 to   1.00   1.72 to    2.13

VALIC COMPANY I VALIC GROWTH FUND, DIVISION 78 /(6)/
---------------------------------------------------------------
2009            764,385    $0.80    to     0.92   $  691,637     $  568,285    0.95%    0.40% to  1.45% 34.55% to  35.98%
2008            826,768     0.59    to     0.68      553,158        817,995    0.02      0.40 to   1.45 -40.51 to  -39.88
2007            929,273     1.11    to     1.13    1,026,352      1,016,333     --       0.40 to   1.45  19.27 to   20.31
2006          1,133,942     0.93    to     0.94    1,057,786        662,673    0.02      0.40 to   1.45  -4.76 to   -3.94
2005                 --     0.98    to     0.98        2,448          2,412     --       0.40 to   1.45   0.00 to    0.00

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                     AT DECEMBER 31                                           FOR THE YEAR ENDED DECEMBER 31
             ----------------------------------------------------  --------------------------------------------------------
                         UNIT FAIR VALUE              NET           AVERAGE   INVESTMENT  EXPENSE RATIO     TOTAL RETURN
             UNITS         LOWEST TO                 ASSETS        NET ASSETS   INCOME      LOWEST TO        LOWEST TO
             (000S)         HIGHEST                  (000S)          (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
-----------------------------------------------------------------  --------------------------------------------------------
VALIC COMPANY I LARGE CAPITAL GROWTH FUND, DIVISION 79 /(4)/
-----------------------------------------------------------------
2009         371,886     $0.77     to      1.02     $372,794        $310,848     0.86%    0.40% to  1.45% 29.26% to  30.64%
2008         402,218      0.59     to      0.78      310,364         445,695     0.24      0.40 to   1.45 -39.43 to  -38.78
2007         453,068      1.25     to      1.28      563,543         572,421     0.21      0.40 to   1.45  13.42 to   14.41
2006         524,432      1.10     to      1.12      581,819         352,220     0.38      0.40 to   1.45   5.69 to    6.60
2005              --      1.04     to      1.05       10,590          10,032     0.19      0.40 to   1.45   3.54 to    4.42

SUNAMERICA 2010 HIGH WATERMARK FUND, DIVISION 80 (CLOSED) /( 8)/
-----------------------------------------------------------------
2008              --        --     to        --           --          13,452      --      0.40% to  1.00%  1.59% to   1.71%
2007          24,209      1.11     to      1.12       26,904          27,270     3.21      0.40 to   1.00   4.56 to    4.98
2006          25,877      1.06     to      1.07       27,502          26,647     3.31      0.40 to   1.00   5.54 to    5.96
2005          24,719      1.01     to      1.01       24,851          15,326     3.25      0.40 to   1.00   0.00 to    0.00

SUNAMERICA 2015 HIGH WATERMARK FUND, DIVISION 81 /( 5)/
-----------------------------------------------------------------
2009          25,578     $0.91     to      1.11     $ 27,849        $ 27,673     1.91%    0.65% to  1.25% -1.64% to  -1.05%
2008          26,300      0.92     to      1.12       29,108          27,723     2.01      0.65 to   1.25  -5.96 to   -5.39
2007          23,039      1.18     to      1.19       27,109          26,814     3.37      0.65 to   1.25   4.51 to    4.93
2006          22,809      1.13     to      1.13       25,642          22,933     3.46      0.65 to   1.25   9.17 to    9.61
2005          18,614      1.03     to      1.03       19,186          10,516     3.23      0.65 to   1.25   0.00 to    0.00

SUNAMERICA 2020 HIGH WATERMARK FUND, DIVISION 82 /(5)/
-----------------------------------------------------------------
2009          13,153     $0.75     to      0.93     $ 12,042        $ 11,690     2.24%    0.65% to  1.25% -7.32% to  -6.76%
2008          12,028      0.81     to      1.00       11,879          12,395     2.22      0.65 to   1.25 -17.31 to  -16.80
2007          10,834      1.19     to      1.21       12,934          11,890     3.84      0.65 to   1.25   4.46 to    4.88
2006           9,426      1.14     to      1.15       10,772           9,246     3.64      0.65 to   1.25   9.47 to    9.91
2005           7,051      1.04     to      1.05        7,357           3,615     3.42      0.65 to   1.25   0.00 to    0.00

VALIC COMPANY I MID CAP STRATEGIC GROWTH FUND, DIVISION 83
 /(4)/
-----------------------------------------------------------------
2009         221,863     $0.73     to      1.16     $252,605        $199,361     0.64%    0.40% to  1.45% 44.94% to  46.49%
2008         231,620      0.50     to      0.80      181,182         295,424      --       0.40 to   1.45 -48.83 to  -48.29
2007         257,885      1.50     to      1.54      389,160         335,778      --       0.40 to   1.45  27.83 to   28.94
2006         259,327      1.18     to      1.20      307,168         199,628     0.07      0.40 to   1.45   4.56 to    5.46
2005              --      1.13     to      1.14       11,422          10,396      --       0.40 to   1.45  11.45 to   12.40

VALIC COMPANY I SMALL CAP SPECIAL VALUES FUND, DIVISION 84 /(6)/
-----------------------------------------------------------------
2009         213,947     $0.77     to      0.87     $184,086        $149,260     1.98%    0.40% to  1.00% 30.19% to  30.97%
2008         229,331      0.59     to      0.67      151,515         219,815     1.09      0.40 to   1.00 -36.15 to  -35.76
2007         272,853      1.03     to      1.04      279,734         350,729     0.66      0.40 to   1.00 -10.95 to  -10.59
2006         325,757      1.16     to      1.16      376,054         222,427     0.93      0.40 to   1.00  17.96 to   18.43
2005              --      0.98     to      0.98        4,916           4,814     0.12      0.40 to   1.00   0.00 to    0.00

VALIC COMPANY I SMALL MID GROWTH FUND, DIVISION 85 /(6)/
-----------------------------------------------------------------
2009         112,722     $0.76     to      0.86     $ 95,333        $ 76,536     0.25%    0.40% to  1.00% 39.45% to  40.29%
2008         115,211      0.54     to      0.61       69,837         101,001     0.08      0.40 to   1.00 -40.30 to  -39.93
2007         128,891      1.01     to      1.02      128,428         151,573      --       0.40 to   1.00  -3.79 to   -3.40
2006         159,122      1.05     to      1.06      166,683         106,306      --       0.40 to   1.00   5.87 to    6.29
2005              --      1.00     to      1.00        2,490           2,424      --       0.40 to   1.00   0.00 to    0.00

VALIC COMPANY I SMALL CAP AGGRESSIVE GROWTH FUND, DIVISION 86 /(6)/
--------------------------------------------------------------------
2009          67,301     $0.83     to      1.04     $ 69,293        $ 48,669     0.01%    0.40% to  1.00% 51.58% to  52.49%
2008          55,785      0.55     to      0.69       37,879          54,383      --       0.40 to   1.00 -41.16 to  -40.80
2007          61,000      1.15     to      1.16       69,884          56,667      --       0.40 to   1.00  13.29 to   13.74
2006          48,733      1.02     to      1.02       49,519          32,409      --       0.40 to   1.00   3.76 to    4.17
2005              --      0.98     to      0.98        2,453           2,411      --       0.40 to   1.00   0.00 to    0.00

VALIC COMPANY I GLOBAL EQUITY FUND, DIVISION 87 /(6)/
-----------------------------------------------------------------
2009         282,505     $0.64     to      0.91     $248,410        $205,613     0.38%    0.40% to  1.45% 27.72% to  29.08%
2008         303,049      0.49     to      0.71      208,026         328,038     1.18      0.40 to   1.45 -46.87 to  -46.30
2007         337,867      1.30     to      1.32      434,029         451,456     1.72      0.40 to   1.45   7.48 to    8.42
2006         354,730      1.21     to      1.22      430,266         248,458     2.17      0.40 to   1.45  20.86 to   21.90
2005              --      1.00     to      1.00        2,507           2,433     0.08      0.40 to   1.45   0.00 to    0.00

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                     AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
            ----------------------------------------------  -------------------------------------------------------
                       UNIT FAIR VALUE            NET        AVERAGE   INVESTMENT  EXPENSE RATIO      TOTAL RETURN
            UNITS        LOWEST TO               ASSETS     NET ASSETS   INCOME      LOWEST TO         LOWEST TO
            (000S)        HIGHEST                (000S)       (000S)   RATIO /(1)/ HIGHEST /(2)/     HIGHEST /(3)/
            ---------- ----------------------  ------------ ---------- ----------  --------------  ------------------
VALIC COMPANY I GLOBAL STRATEGY FUND, DIVISION 88 /(6)/
------------------------------------------------------------
2009        320,247    $0.94    to     1.30    $  409,351   $  349,195   10.60%    0.40% to  1.00%  22.79% to   23.53%
2008        354,647     0.76    to     1.05       369,050      447,117    5.76     0.40  to  1.00  -21.58  to  -21.11
2007        383,458     1.32    to     1.34       506,215      487,999    1.46     0.40  to  1.00    8.98  to    9.42
2006        364,752     1.21    to     1.22       442,018      252,385    2.36     0.40  to  1.00   19.92  to   20.40
2005             --     1.01    to     1.01         5,070        4,882    0.09     0.40  to  1.00    0.00  to    0.00

VALIC COMPANY I FOREIGN VALUE FUND, DIVISION 89 /(6)/
------------------------------------------------------------
2009        751,757    $0.77    to     1.09    $  810,513   $  642,165    2.97%    0.40% to  1.00%  45.89% to   46.77%
2008        765,921     0.53    to     0.75       565,647      820,333    3.43     0.40  to  1.00  -45.10  to  -44.77
2007        844,141     1.34    to     1.36     1,120,870    1,014,476    0.90     0.40  to  1.00   10.05  to   10.50
2006        692,139     1.22    to     1.23       841,622      442,935    1.98     0.40  to  1.00   20.97  to   21.46
2005             --     1.01    to     1.01         2,526        2,439    0.03     0.40  to  1.00    0.00  to    0.00

VALIC COMPANY I GLOBAL REAL ESTATE FUND, DIVISION 101 /(9)/
------------------------------------------------------------
2009        312,027    $0.84    to     0.85    $  270,476   $  208,280   13.12%    0.40% to  1.00%  30.58% to   31.36%
2008        294,039     0.64    to     0.65       195,460       51,139    5.32     0.40  to  1.00  -35.75  to  -35.43

--------
/(1)/ These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.

/(2)/ These amounts represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, net of any expense reimbursements, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/(3)/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

/(4)/     Funds commenced operations on December 17, 2004.

/(5)/     Funds commenced operations on February 18, 2005.

/(6)/     Funds commenced operations on December 5, 2005.

/(7)/     Funds were closed as of May 19, 2006.

/(8)/     Fund commenced operations on February 18, 2005 and closed April 21,
          2008.

/(9)/     Fund commenced operations on March 7, 2008.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP, INC.

In September 2008, AIG entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("New York Fed"). Pursuant to the Fed Facility, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to
(i) participate in any dividends paid on the common stock, with the payments attributable to the Series C Preferred Stock being approximately 79.8 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as converted and (ii) to the extent permitted by law, vote with AIG's common stock on all matters submitted to AIG shareholders and hold approximately 79.8 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as converted. The Series C Preferred Stock will remain outstanding even if the Fed Facility is repaid in full or otherwise terminates. The Fed Facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the Fed Facility obligations and it has not pledged any assets to secure those obligations.

On March 2, 2009, AIG and the New York Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the New York Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the Fed Facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an operating subsidiary of AIG (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the New York Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the Fed Facility. On June 25, 2009, AIG and the New York Fed entered into definitive agreements with respect to these transactions. These transactions closed on December 1, 2009. In exchange for the preferred interests received by the New York Fed, there was a $25 billion reduction in the outstanding balance and maximum amount available to be borrowed under the Fed Facility.

On March 2, 2009, AIG and the New York Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the New York Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the Fed Facility. This transaction is no longer being pursued by AIG.

On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock") for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange a 10-year warrant to purchase 2,689,938.3 shares of common stock (the "Warrant") for 2,689,938.3 shares of Series C Preferred Stock. The Series D Preferred Stock and the Warrant were issued and sold by AIG pursuant to an agreement entered into on November 25, 2008, with the U.S. Department of the Treasury.

On April 17, 2009, AIG and the New York Fed amended the terms of the Fed Facility to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 150 shares of common stock, par value $2.50 per share. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) the AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of AIG's Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Since September 2008, AIG has been working to protect and enhance the value of its key businesses, execute an orderly asset disposition plan and position itself for the future. AIG continually reassesses this plan to maximize value while maintaining flexibility in its liquidity and capital, and expects to accomplish these objectives over a longer time frame than originally contemplated. AIG has decided to retain the companies included in its Life Insurance & Retirement Services operations (including the Company and its subsidiaries) and will continue to own these companies for the foreseeable future.

In connection with the preparation of its annual report on Form 10-K for the fiscal year ended December 31, 2009, management of AIG assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the already completed transactions and the other expected transactions with the New York Fed, plans of AIG's management to stabilize AIG's businesses and dispose of certain assets, and after consideration of the risks and uncertainties of such plans, management of AIG believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations for at least the next twelve months. It is possible that the actual outcome of one or more of the plans of AIG's management could be materially different, or that one or more of the significant judgments or estimates of AIG's management about the potential effects of these risks and uncertainties could prove to be materially incorrect, or that the transactions with the New York Fed previously discussed fail to achieve the desired objectives. If one or more of these possible outcomes is realized and financing is not available, AIG may need additional U.S. government support to meet its obligations as they come due. Without additional support from the U.S. government, in the future there could be substantial doubt about AIG's ability to continue as a going concern. If AIG were not able to continue as a going concern, management believes this could have a material effect upon the Company and its operations. However, management does not currently anticipate a material impact on the financial statements of the Separate Account as the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company.

Additional information on AIG is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding AIG as described above is qualified by regulatory filings AIG files from time to time with the SEC.

9. SUBSEQUENT EVENTS

On March 1, 2010, American International Group announced a definitive agreement for the sale of the AIA Group, Limited, one of the world's largest pan-Asian life insurance companies, to Prudential plc for approximately $35.5 billion, including approximately $25 billion in cash, $8.5 billion in face value of equity and equity-linked securities, and $2.0 billion in face value of preferred stock of Prudential plc, subject to closing adjustments. The cash portion of the proceeds from the sale will be used to redeem the preferred interests of the special purpose vehicle held by the New York Fed with a liquidation preference of approximately $16 billion and to repay approximately $9 billion under the Fed Facility.

On March 8, 2010, American International Group announced a definitive agreement for the sale of American Life Insurance Company, one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. (MetLife) for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The cash portion of the proceeds from this sale will be used to reduce the liquidation preference of the preferred interests of the special purpose vehicle held by the New York Fed.

American International Group closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with AIG Global Investment Corp. was assigned to AIG Asset Management (U.S.), LLC ("AMG"), an American International Group affiliate, and the majority of the Company's invested assets are currently managed by AMG. Due to this sale, AIG Global Investment Corp. is no longer affiliated with the Company.

                         AMERICAN HOME ASSURANCE COMPANY

                                NAIC CODE: 19380

                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                       AMERICAN HOME ASSURANCE COMPANY

                    STATUTORY BASIS FINANCIAL STATEMENTS

                      DECEMBER 31, 2009, 2008 AND 2007

                              TABLE OF CONTENTS

Report of Independent Auditors............................................    2
Statements of Admitted Assets.............................................    3
Statements of Liabilities, Capital and Surplus............................    4
Statements of Income and Changes in Capital and Surplus...................    5
Statements of Cash Flow...................................................    6
Notes to Statutory Basis Financial Statements.............................    7

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2009 and 2008, and the related statutory statements of income and changes in capital and surplus, and cash flow for each of the three years then ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years then ended December 31, 2009.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years then ended December 31, 2009, on the basis of accounting described in Note 1.

As described in Note 2 to the financial statements, during 2009, the Company adopted SSAP No. 10R, Income Taxes - Revised, A Temporary Replacement to SSAP No. 10, and has reflected the effect of this adoption within Changes in accounting principles on the Statements of Changes in Capital and Surplus.


/s/ PricewaterhouseCoopers LLP

New York, NY

April 30, 2010

                         AMERICAN HOME ASSURANCE COMPANY

                          STATEMENTS OF ADMITTED ASSETS
                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2009 AND 2008
                                 (000'S OMITTED)

AS OF DECEMBER 31,                                                                2009          2008
------------------                                                            -----------   -----------
Cash and invested assets:
   Bonds, at amortized cost (market value: 2009 - $16,447,457;
      2008 - $13,274,193)                                                     $16,002,641   $13,907,986
   Stocks:
      Common stocks, at market value
         (cost: 2009 - $586,509; 2008 - $1,278,987)                             1,031,425     2,064,755
      Preferred stocks, primarily at carrying value (cost: 2009 - $107,923;
         2008 - $160,145)                                                         121,584       138,025
   Other invested assets, primarily at equity (cost: 2009 - $1,315,957;
      2008 - $1,505,810)                                                        1,382,807     1,555,659
   Short-term investments, at amortized cost (approximates market value)        1,322,118       228,165
   Cash                                                                            65,611       848,594
   Receivable for securities                                                        1,582         1,711
                                                                              -----------   -----------
         TOTAL CASH AND INVESTED ASSETS                                        19,927,768    18,744,895
                                                                              -----------   -----------
Investment income due and accrued                                                 207,602       191,761
Agents' balances or uncollected premiums:
   Premiums in course of collection                                               432,514       741,337
   Premiums and installments booked but deferred and not yet due                  386,394       408,671
   Accrued retrospective premiums                                               1,505,393     1,556,749
Amounts billed and receivable from high deductible policies                        12,387        23,162
Reinsurance recoverable on loss payments                                          504,738       645,764
Funds held by or deposited with reinsurers                                         24,762        19,148
Deposit accounting assets                                                           1,595       530,085
Deposit accounting assets - funds held                                             88,515        88,515
Federal and foreign income taxes recoverable from affiliate                       366,126       406,899
Net deferred tax assets                                                           709,846       446,613
Equities in underwriting pools and associations                                   581,017       699,244
Receivable from parent, subsidiaries and affiliates                                90,835       830,717
Other admitted assets                                                             141,657        84,408
                                                                              -----------   -----------
         TOTAL ADMITTED ASSETS                                                $24,981,149   $25,417,968
                                                                              ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS
                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2009 AND 2008
                    (000'S OMITTED EXCEPT SHARE INFORMATION)

AS OF DECEMBER 31,                                                         2009          2008
------------------                                                     -----------   -----------
                             Liabilities
Reserves for losses and loss adjustment expenses                       $13,482,501   $13,268,600
Unearned premium reserves                                                3,666,815     3,928,201
Commissions, premium taxes, and other expenses payable                     222,097       311,636
Reinsurance payable on paid loss and loss adjustment expenses              210,197       507,387
Funds held by company under reinsurance treaties                           153,878       173,173
Provision for reinsurance                                                   88,624        95,592
Ceded reinsurance premiums payable, net of ceding commissions              316,019       448,515
Retroactive reinsurance reserves - assumed                                   6,970         6,984
Retroactive reinsurance reserves - ceded                                    (2,028)       (4,907)
Deposit accounting liabilities                                             178,479       188,303
Deposit accounting liabilities - funds held                                     --       484,067
Collateral deposit liability                                               417,834       318,127
Payable to parent, subsidiaries and affiliates                              70,668        38,999
Other liabilities                                                          296,741       240,118
                                                                       -----------   -----------
   TOTAL LIABILITIES                                                    19,108,795    20,004,795
                                                                       -----------   -----------
                         Capital and Surplus
Common capital stock, $15.00 par value, 1,758,158 shares authorized,
   1,695,054 shares issued and outstanding                                  25,426        25,426
Capital in excess of par value                                           4,087,717     3,739,388
Unassigned surplus                                                       1,485,897     1,646,043
Special surplus tax - SSAP 10R                                             272,916            --
Special surplus funds from retroactive reinsurance                             398         2,316
                                                                       -----------   -----------
   TOTAL CAPITAL AND SURPLUS                                             5,872,354     5,413,173
                                                                       -----------   -----------
   TOTAL LIABILITIES, CAPITAL, AND SURPLUS                             $24,981,149   $25,417,968
                                                                       ===========   ===========

                See Notes to Statutory Basis Financial Statements

                       AMERICAN HOME ASSURANCE COMPANY

           STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS
                               STATUTORY BASIS
             FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                               (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                                       2009          2008         2007
--------------------------------                                                    ----------   -----------   ----------
                                                   Statements of Income
Underwriting income:
   Premiums earned                                                                  $6,354,545   $ 7,393,221   $7,703,016
                                                                                    ----------   -----------   ----------
Underwriting deductions:
   Losses incurred                                                                   4,699,991     4,800,023    4,444,636
   Loss adjustment expenses incurred                                                   768,136       742,400      840,801
   Other underwriting expenses incurred                                              1,646,098     1,846,019    1,864,547
                                                                                    ----------   -----------   ----------
Total underwriting deductions                                                        7,114,225     7,388,442    7,149,984
                                                                                    ----------   -----------   ----------
NET UNDERWRITING (LOSS) INCOME                                                        (759,680)        4,779      553,032
                                                                                    ----------   -----------   ----------
Investment income:
   Net investment income earned                                                        791,263       912,331    1,019,018
   Net realized capital gains/(loss) (net of capital gains taxes: 2009 - $57,389;
      2008 - ($270,995); 2007 - $29,141)                                                93,056      (671,273)     117,037
                                                                                    ----------   -----------   ----------
NET INVESTMENT GAIN                                                                    884,319       241,058    1,136,055
                                                                                    ----------   -----------   ----------
Net loss from agents' or premium balances charged-off                                  (25,860)      (48,507)     (85,724)
Finance and service charges not included in premium                                      4,596        15,008       16,449
Other income                                                                            24,110       384,065       76,290
                                                                                    ----------   -----------   ----------
INCOME AFTER CAPITAL GAINS TAXES AND BEFORE FEDERAL INCOME TAXES                       127,485       596,403    1,696,102
Federal income tax (benefit) expense                                                  (122,307)      235,238      348,359
                                                                                    ----------   -----------   ----------
   NET INCOME                                                                       $  249,792   $   361,165   $1,347,743
                                                                                    ==========   ===========   ==========
                                              Changes in Capital and Surplus
Capital and surplus, as of December 31, previous year                               $5,413,173   $ 7,296,957   $6,211,853
   Adjustment to beginning surplus                                                     (32,602)          935      (56,532)
                                                                                    ----------   -----------   ----------
CAPITAL AND SURPLUS, AS OF JANUARY 1,                                                5,380,571     7,297,892    6,155,321
                                                                                    ----------   -----------   ----------
Changes in  accouting principles (refer to Note 2)
   Adoption of SSAP 10R                                                                272,916            --           --
   Adoption of SSAP 43R                                                                (12,429)           --           --
Other changes in capital and surplus:
   Net income                                                                          249,792       361,165    1,347,743
   Change in net unrealized capital gains (net of capital gains taxes:
      2009 - $(202,913);  2008 - ($94,517); 2007 - $131,952)                          (113,064)   (1,194,450)    (103,183)
   Change in net deferred income tax                                                    59,354       (40,420)     (73,791)
   Change in non-admitted assets                                                      (318,767)       47,173      184,885
   Change in provision for reinsurance                                                   6,968        20,252       12,980
   Paid in capital and surplus                                                         343,286       856,617      161,945
   Dividends to stockholder                                                                 --    (1,582,633)    (615,000)
   Other surplus adjustments                                                            (7,211)       (6,013)      (1,572)
   Foreign exchange translation                                                         10,938      (346,410)     227,629
                                                                                    ----------   -----------   ----------
      TOTAL OTHER CHANGES IN CAPITAL AND SURPLUS                                       231,296    (1,884,719)   1,141,636
                                                                                    ----------   -----------   ----------
CAPITAL AND SURPLUS, AS OF DECEMBER 31,                                             $5,872,354   $ 5,413,173   $7,296,957
                                                                                    ==========   ===========   ==========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                             STATEMENTS OF CASH FLOW
                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                                       2009          2008          2007
--------------------------------                                                    ----------   -----------   -----------
                                                   Cash From Operations
Premiums collected, net of reinsurance                                              $6,306,324   $ 6,928,614   $ 7,948,658
Net investment income                                                                  743,343       975,968     1,058,334
Miscellaneous (expense) income                                                          (2,769)      349,699         7,137
                                                                                    ----------   -----------   -----------
   SUB-TOTAL                                                                         7,046,898     8,254,281     9,014,129
                                                                                    ----------   -----------   -----------
Benefit and loss related payments                                                    4,597,184     5,083,511     3,805,525
Commission and other expense paid                                                    2,520,462     2,518,097     2,470,003
Dividends paid to policyholders                                                            233           108           123
Federal and foreign income taxes (recovered) paid                                     (296,845)      190,586       330,784
                                                                                    ----------   -----------   -----------
   NET CASH PROVIDED FROM OPERATIONS                                                   225,864       461,979     2,407,694
                                                                                    ----------   -----------   -----------
                                                   Cash From Investments
Proceeds from investments sold, matured, or repaid
   Bonds                                                                             4,332,397     7,091,835     4,926,616
   Stocks                                                                            1,731,884     2,999,022     3,450,014
   Other                                                                               222,781       468,262       269,849
                                                                                    ----------   -----------   -----------
   TOTAL PROCEEDS FROM INVESTMENTS SOLD, MATURED, OR REPAID                          6,287,062    10,559,119     8,646,479
                                                                                    ----------   -----------   -----------
Cost of investments acquired
   Bonds                                                                             6,666,144     5,302,577     5,748,239
   Stocks                                                                              496,025     2,918,679     3,296,552
   Other                                                                               107,966       227,385       772,178
                                                                                    ----------   -----------   -----------
   TOTAL COST OF INVESTMENTS ACQUIRED                                                7,270,135     8,448,641     9,816,969
                                                                                    ----------   -----------   -----------
   NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES                                (983,073)    2,110,478    (1,170,490)
                                                                                    ----------   -----------   -----------
                                       Cash From Financing and Miscellaneous Sources
Capital and surplus paid-in                                                             91,418       691,898            --
Intercompany receivable and payable, net                                               771,557    (1,798,258)      (26,540)
Net deposit on deposit-type contracts and other insurance                               74,417        36,501        71,282
Equities in underwriting pools and associations                                        125,605       507,442      (360,841)
Collateral deposit liability                                                            31,448       (36,789)     (258,127)
Borrowed funds                                                                              --      (304,398)      101,075
Dividends to stockholder                                                                    --    (1,582,633)     (615,000)
Other                                                                                  (26,266)      548,510        (4,145)
                                                                                    ----------   -----------   -----------
   NET CASH PROVIDED FROM (USED IN) FINANCING ACTIVITIES                             1,068,179    (1,937,727)   (1,092,296)
                                                                                    ----------   -----------   -----------
   EFFECT OF EXCHANGE RATE CHANGES ON CASH                                                  --            --         3,329
   NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                                       310,970       634,730       148,237
Cash and short-term investments:
   Beginning of year                                                                 1,076,759       442,029       293,792
                                                                                    ----------   -----------   -----------
   END OF YEAR                                                                      $1,387,729   $ 1,076,759   $   442,029
                                                                                    ==========   ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A.   ORGANIZATION

     American Home Assurance Company (the Company or American Home) is a direct wholly-owned subsidiary of Chartis U.S. Inc., a Delaware corporation (formerly known as AIG Commercial Insurance Group, Inc.), which is in turn owned by Chartis Inc., a Delaware corporation, (formerly known as AIU Holdings, Inc.). The Company's ultimate parent is American International Group, Inc. (the Ultimate Parent or AIG). See Notes 13 and 14 for information about recent developments regarding AIG and Chartis Inc.

     In July 2009, AIG rebranded its General Insurance Operations as Chartis. Chartis consists of Commercial Insurance (operating as Chartis U.S. Inc.), and Foreign General Insurance (operating as Chartis International).

     The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, warranty, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers. In addition, through AIG's risk finance operation, the Company provides its customized structured products and through the Private Client Group the Company provides personal lines insurance to high-net-worth individuals.

     The Company is a member of the Chartis U.S. Inc. Commercial Pool (the Commercial Pool). The names, the National Association of Insurance Commissioners (NAIC) company codes and inter-company pooling percentages of the Commercial Pool participants are as follows:

                                                                                                        Pool
                                                                                           NAIC    Participation
Company                                                                                  Co Code     Percentage
-------                                                                                  -------   -------------
(1) National Union Fire Ins. Co. of Pittsburgh, Pa. * (National Union)                    19445         38%
(2) American Home Assurance Company (American Home)                                       19380         36%
(3) Commerce and Industry Insurance Company  (C&I)                                        19410         11%
(4) Chartis Property Casualty Company (Chartis PC) (formerly AIG Casualty Company)        19402          5%
(5) New Hampshire Insurance Company (New Hampshire)                                       23841          5%
(6) The Insurance Company of the State of Pennsylvania (ISOP)                             19429          5%
(7) Chartis Casualty Company (formerly American International South Insurance Company)    40258          0%
(8) Granite State Insurance Company                                                       23809          0%
(9) Illinois National Insurance Co.                                                       23817          0%

*    Lead Company

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     The accompanying financial statements include the Company's U.S. operation and the operation of its Japan branch and its participation in the Chartis Overseas Association. As a consequence of the American Home Canadian Branch novation, the Canadian operations are included in the Statements of Income for the ten months ended November 1, 2008 and the year ended December 31, 2007.

     The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

     The Company has significant transactions with AIG and affiliates and participates in the Chartis U.S. Commercial Pool (formerly known as the National Union Commercial Pool). Refer to Note 5 for additional information.

B.   SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

     PRESCRIBED OR PERMITTED STATUTORY ACCOUNTING PRACTICES:

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

     NY SAP recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

     NY SAP has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation known case loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; and (2) NY SAP Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance that are not permitted under NAIC SAP.

     In 2007, the Superintendent permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in limited partnerships and joint ventures; as of December 31, 2007, the aggregate value of limited partnerships and joint ventures to which this permitted practice applies is $30,616.

     A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by NY SAP is shown below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

DECEMBER 31,                                             2009         2008         2007
------------                                          ----------   ----------   ----------
NET INCOME, NY SAP                                    $  249,792   $  361,165   $1,347,743
State prescribed practices - (deduction):
   Non-tabular discounting                               (89,222)     (71,999)     (21,301)
                                                      ----------   ----------   ----------
NET INCOME, NAIC SAP                                  $  160,570   $  289,166   $1,326,442
                                                      ==========   ==========   ==========
STATUTORY SURPLUS, NY SAP                             $5,872,354   $5,413,173   $7,296,957
State prescribed or permitted practices - (charge):
   Non-tabular discounting                              (416,993)    (327,771)    (255,772)
   Credits for reinsurance                              (190,105)     (64,629)    (106,577)
   SSAP 48/SSAP 97                                            --           --      (30,616)
                                                      ----------   ----------   ----------
STATUTORY SURPLUS, NAIC SAP                           $5,265,256   $5,020,773   $6,903,992
                                                      ==========   ==========   ==========

     The use of all the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2009, 2008 and 2007 reporting periods.

     STATUTORY ACCOUNTING PRACTICES AND GENERALLY ACCEPTED ACCOUNTING
     PRINCIPLES:

     NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

     Under GAAP:

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance, are restored to surplus;

     c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

     d.   Estimated undeclared dividends to policyholders are accrued;

     e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

     f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

          For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

     g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

     h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

     j. Statutory accounting and GAAP are consistent for the accounting of structured settlement annuities where the reporting entity is the owner and payee, and where the claimant is the owner and payee and the reporting entity has been released from its obligation.

          GAAP distinguishes structured settlement annuities where the owner is the claimant and a legally enforceable release from the reporting entity's liability is obtained from those where the claimant is the owner and payee but the reporting entity has not been released from its obligation. GAAP requires the deferral of any gain resulting from the purchase of a structured settlement annuity where the claimant is the owner and payee yet the reporting entity has not been released from its obligation.

     Under NAIC SAP:

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

     c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

     d.   Declared dividends to policyholders are accrued;

     e. The reserves for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

     f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

     g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

     j. For structured settlement annuities where the claimant is the payee, statutory accounting treats these settlements as completed transactions and considers the earnings process complete (thereby allowing for immediate gain recognition), regardless of whether or not the reporting entity is the owner of the annuity.

     The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

     SIGNIFICANT STATUTORY ACCOUNTING PRACTICES:

     A summary of the Company's significant statutory accounting practices are as follows:

     Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates. The significant estimates were used for loss and LAE, certain reinsurance balances, admissibility of deferred taxes, allowance for doubtful accounts and the carrying value of certain investments.

     Invested Assets: The Company's invested assets are accounted for as follows:

     - Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates market value (as designated by the NAIC Securities Valuation Office).

          Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or market value. If a bond is determined to have an other-than-temporary impairment (OTTI) in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains/(Loss) as a realized loss.

          In periods subsequent to the recognition of an OTTI loss for bonds, the Company generally accretes the difference between the new cost basis and the cash flows expected to be collected, if applicable, as interest

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

          income over the remaining life of the security based on the amount and timing of future estimated cash flows.

          Loan-backed and structured securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2009 and 2008, the market value of the Company's loan-backed and structured securities approximated $1,121,005 and $188,891, respectively. Loan-backed and structured securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions for loan-backed and structured securities were obtained from independent third party services or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

     - Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or market values.

          Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0% and whose securities are traded on a major exchange are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP (discounted market value approach), with the exception of Transatlantic Holdings, Inc. (TRH), as more fully discussed below. The average discount rate for such investments was 16% and 7% as of December 31, 2009 and 2008, respectively. In 2008, the Company received approval from NY SAP to account for its investment in TRH based on the equity method in accordance with US GAAP financial statements and certain adjustments indicated by the NAIC Statements of Statutory Accounting Principles
          (SSAP) No. 97, Investments in SCA Entities, (SSAP 97). Prior to 2008, TRH was accounted for based on the discounted market value approach in accordance with paragraph 8(a) of SSAP 97. The impact to surplus due to this change in methodology was approximately $265,000. All other investments in affiliates are included in common stocks based on the net worth of the entity.

     - Other Invested Assets: Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an OTTI in value, the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains/(Loss) as a realized loss.

     - Net Investment Gains: Net investment gains consist of net investment income earned and realized gains from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains on the disposition of investments are determined on the basis of the specific identification.

          Investment income due and accrued is assessed for collectability. The Company writes off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

          not been written-off are non-admitted by the Company. As of December 31, 2009 and 2008, no investment income due and accrued was determined to be uncollectible or non-admitted.

     - Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at market values, joint ventures, partnerships, and foreign currency translation are credited or charged to unassigned surplus.

     Other Than Temporary Impairment:

     The Company regularly evaluates its investments for OTTI in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investment portfolio.

     The Company's policy for determining OTTI has been established in accordance with prescribed SAP guidance, including SSAP Nos. 43R, 99 and INT 06-07. For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. For loan-backed and structured securities, when a credit-related OTTI is present, the amount of OTTI recognized as a realized loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected.

     In general, a security is considered a candidate for OTTI if it meets any of the following criteria:

          - Trading at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer); or

          - The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation, (ii) the issuer seeking protection from creditors under the bankruptcy law as or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

          - The Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

     Common and preferred stock investments whose market value is less than its book value for a period greater than twelve months is considered a candidate for OTTI. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than temporary. Factors include:

          -    The Company may not realize a full recovery on its investment;

          -    Fundamental credit issues of the issuer;

          - An intent to sell the investment prior to the recovery of cost of the investment;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

          - Any other qualitative/quantitative factors that would indicate that an OTTI has occurred.

     Limited partnership investments whose market value is less than its book value for a period greater than twelve months is considered a candidate for OTTI. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than temporary. Factors to consider include:

          - An order of liquidation or other fundamental credit issues with the partnership;

          - Evaluation of the cash flow activity between the Company and the partnership or fund during the year;

          - Evaluation of the current stage of the life cycle of the investment;

          - An intent to sell the investment prior to the recovery of cost of the investment;

          - Any other qualitative/quantitative factors that would indicate that an OTTI has occurred.

     If the analysis indicates that an OTTI has taken place, the investment is written down to fair value, which would become the new cost basis. The amount of the write down is to be accounted for as a realized loss.

     As described in Note 2 - Accounting Changes, the Company adopted a change in its OTTI accounting principle pertaining to loan-backed and structured securities in the third quarter of 2009 when it adopted SSAP No. 43R (Revised) - Loan-backed and Structured Securities (SSAP 43R). Under SSAP 43R, credit-related OTTI for loan-backed and structured securities is based on projected discounted cash flows, whereas, credit-related OTTI for loan-backed and structured securities was previously based on projected undiscounted cash flows under SSAP 43.

     Revenue Recognition: Direct written premiums are primarily earned on a pro-rata basis over the terms of the policies to which they relate. For policies with exposure periods greater than thirteen months, premiums are earned in accordance with the methods prescribed in NAIC Statement of Statutory Accounting Principles SSAP No. 65, Property and Casualty Contracts (SSAP 65). Accordingly, unearned premiums represent the portion of premiums written which are applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

     Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with SSAP No. 66, Retrospectively Rated Contracts (SSAP 66), the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. The Company establishes nonadmitted assets for 100% of amounts recoverable where any agent's balance or uncollected premium has been classified as nonadmitted and thereafter for 10% of any amounts recoverable not offset by retrospective return premiums or collateral. At December 31, 2009 and 2008, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,505,393 and $1,556,749, respectively, net of non-admitted premium balances of $60,232 and $72,597, respectively.

     Net written premiums that were subject to retrospective rating features were as follows:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

For the years ended December 31,                                   2009       2008       2007
--------------------------------                                 --------   --------   --------
Net written premiums subject to retrospectively rated premiums   $526,445   $648,672   $811,018
Percentage of total net written premiums                              8.3%       9.5%      10.6%

     Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium estimates that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

     In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A premium deficiency liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

     For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the discovery period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned as written and loss and LAE liabilities associated with the unreported claims are recognized immediately.

     For warranty insurance, the Company will generally offer reimbursement coverage on service contracts issued by an authorized administrator and sold through a particular retail channel. Premiums are recognized over the life of the reimbursement policy in proportion to the expected loss emergence. The expected loss emergence can vary substantially by policy due to the characteristics of products sold by the retailer, the terms and conditions of service contracts sold as well as the duration of an original equipment manufacturer. The Company reviews all such factors to produce earnings curves which approximate the expected loss emergence for a particular contract in order to recognize the revenue earned.

     In accordance with SSAP No. 78, Multiple Peril Crop Insurance (SSAP 78), the Company elected to compute the unearned premium reserve associated with the Multiple Peril Crop Insurance program on a daily pro rata method as the Company did not believe it could demonstrate that the period of risk differs significantly from the contract period. The Company reduced its loss expenses for expense payments associated with catastrophe coverage by $159 and $219 in 2009 and 2008, respectively. The Company reduced its other underwriting expenses for expense payments associated with buy-up coverage by $21,973 and $400 in 2009 and 2008, respectively.

     Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums are reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     as a reduction of the related acquisition cost.

     Retroactive Reinsurance: Retroactive reinsurance reserves are reported separately in the balance sheet. Gains or losses are recognized in the Statement of Income as part of Other Income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

     Deposit Accounting: Assumed and ceded reinsurance contracts which based on internal analysis, do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62 and SSAP No. 75, Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, accredited or qualified by NY SAP; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) provided by the reinsurer meet all the requirements of NY SAP. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to other gain in the statement of income.

     High Deductible Policies: In accordance with SSAP 65, the Company establishes loss reserves for high deductible policies net of deductibles (or reserve credits). As of December 31, 2009 and 2008, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,608,545 and $3,613,086, respectively.

     The Company establishes a non-admitted asset for 10 percent of paid loss recoverables, on high deductible policies, in excess of collateral held on an individual insured basis, or for 100 percent of paid loss recoverables where no collateral is held. As of December 31, 2009 and 2008, the net amount billed and recoverable on paid claims was $44,670 and $64,016, respectively, of which $32,283 and $40,854, respectively, were non-admitted. Additionally, the Company establishes an allowance for doubtful accounts for such paid loss recoverables in excess of collateral and after non-admitted assets, and does not recognize reserve credits where paid loss credits are deemed by the Company to be uncollectible.

     Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company accounts for its participation in the business of the Association by (a) recording its net (after pooling) participation of such business as direct writings in its statutory financial statements; (b) recording in the statements of income its participation in the results of underwriting and investment income; and,
     (c) recording in the statements of admitted assets and liabilities, capital and surplus, its participation in the significant insurance and reinsurance balances; its net participation in all other assets (such as the invested assets) and liabilities has been recorded in Equities in Underwriting Pools and Associations.

     Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability, equal to the difference between the acquisition cost and the reinsurance commissions received, on those instances where ceding commissions paid exceed the acquisition cost of the business ceded. The liability is amortized pro rata over the effective period of the reinsurance agreement in proportion to the amount of coverage provided under the reinsurance contract.

     Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated as needed, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     The Company discounts its loss reserves on workers' compensation claims.

     The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves and LAE reserves (net of reinsurance) subject to the tabular discounting were $2,383,737 and $2,263,861, as of December 31, 2009 and 2008,
     respectively. As of December 31, 2009 and 2008, the Company's tabular discount amounted to $240,933 and $263,886, respectively, all of which were applied against the Company's case reserves.

     The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by NY SAP. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $2,383,737 and $2,263,861 as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, the Company's non-tabular discount amounted to $416,993 and $327,771, respectively, all of which were applied against the Company's case reserves.

     Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Realized gains and losses resulting from foreign currency transactions are included in income in Other Income.

     Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

     Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

     Capital and Surplus: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share and subsequent capital contributions in cash or in kind from its shareholder.

     Non-Admitted Assets: Certain assets, principally electronic data processing
     (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York's requirements for admissibility, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2009 and 2008, depreciation and amortization expense amounted to $22,999 and $25,260, and accumulated depreciation as of December 31, 2009 and 2008 amounted to $122,835

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     and $141,379, respectively.

     Reclassifications: Certain balances contained in the 2008 and 2007 financial statements have been reclassified to conform to the current year's presentation.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

A. CHANGES IN ACCOUNTING PRINCIPLES:

SSAP 43R

In the third quarter of 2009, the Company adopted SSAP 43R. Pursuant to SSAP 43R, if the fair value of a loan-backed or structured security is less than its amortized cost basis at the balance sheet date, an entity shall assess whether the impairment is other-than temporary. When an impairment is present, SSAP 43R requires the recognition of credit-related OTTI for loan-backed and structured securities when the projected discounted cash flows for a particular security are less than the security's amortized cost. When a credit-related OTTI is present, the amount of OTTI recognized as a realized loss shall be equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected. Under the prescribed OTTI guidance for loan-backed and structured securities in the SSAP 43 that was in effect prior to the third quarter of 2009, OTTI was recognized when the amortized cost basis of a security exceeded undiscounted cash flows and such securities were written down to the amount of the undiscounted cash flows.

SSAP 43R required application to existing and new investments held by a reporting entity on or after September 30, 2009. The guidance in SSAP 43R that was effective in the third quarter of 2009 required the identification of all the loan-backed and structured securities for which an OTTI had been previously recognized and may result in OTTI being recognized on certain securities that previously were not considered impaired under SSAP 43. For this population of securities, if a reporting entity did not intend to sell the security, and had the intent and ability to retain the investment in the security for a period of time sufficient to recover the amortized cost basis, the reporting entity should have recognized the cumulative effect of initially applying SSAP 43R as an adjustment to the opening balance of unassigned funds with a corresponding adjustment to applicable financial statement elements.

As a result of the adoption of SSAP 43R, the Company recognized the following cumulative effect adjustment (CEA) in its 2009 Annual Statement, net of the related tax effect:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

                                                                      Direct (Charge) or Credit
                                                                        to Unassigned Surplus
                                                                      -------------------------
Gross cumulative effect adjustment (CEA) - Net increase in the
amortized cost of loan-backed and structured securities at adoption           $(19,122)
Deferred tax on gross CEA                                                        6,693
                                                                              --------
Net cumulative effect of Change in Accounting Principle included in
the Statement of Capital and Surplus                                          $(12,429)
                                                                              ========

SSAP 10R

The Company accounted its income taxes in accordance with SSAP 10, Income Taxes. On December 7, 2009, the NAIC voted to approve SSAP No. 10R, Income Taxes - Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R). The new standard is effective December 31, 2009 for 2009 and 2010 interim and annual periods. The Company adopted SSAP 10R to account for its income taxes in its 2009 annual filing. Income tax expense and deferred tax are recorded, and deferred tax assets are admitted in accordance with SSAP 10R. In addition to the admissibility test on deferred tax assets, SSAP 10R requires assessing the need for a valuation allowance on deferred tax assets. In accordance with the additional requirements, the Company assesses its ability to realize deferred tax assets primarily based on the earnings history, the future earnings potential, the reversal of taxable temporary differences, and the tax planning strategies available to the Company when recognizing deferred tax assets.

In its 2009 annual filing, the Company admitted additional deferred tax assets of $272,916 as a result of the adoption of SSAP 10R. See Note 9 herein for further discussion.

Presentation of Hybrid Securities

Effective January 1, 2009, the NAIC requires that any hybrid securities meeting the NAIC's definition be reported as bonds. The NAIC defines hybrid securities as those securities whose proceeds are accorded some degree of equity treatment by one or more of the nationally recognized statistical rating organizations and/or which are recognized as regulatory capital by the issuer's primary regulatory authority. Hybrid securities are designed with characteristics of debt and of equity and are intended to provide protection to the issuer's senior note holders. Hybrid securities are sometimes referred to as capital securities.

Prior to January 1, 2009, pursuant to the NAIC's short-term reporting guidance, all hybrid securities were reported as preferred stocks, except for those hybrid securities that had specifically been classified as bonds by the Securities Valuation Office (SVO) of the NAIC. The Company reported hybrid securities totaling $72,396 and $112,000 as of December 31, 2009 and 2008, respectively. This change had no impact to the Statements of Income and Changes in Capital and Surplus.

B. OTHER ADJUSTMENTS TO SURPLUS:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

The Company has dedicated significant effort to the resolution of ongoing weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders Capital and Surplus as reported in the Company's 2008, 2007 and 2006 annual statutory basis financial statements. While these adjustments were noteworthy, after evaluating the quantitative and qualitative aspects of these corrections, the Company concluded that its prior period financial statements were not materially misstated and, therefore, no restatement was required. These adjustments resulted in an after tax statutory (charges) credits that in accordance with SSAP No. 3 Accounting Changes and Correction of Errors, have been reported as an adjustment to unassigned surplus as of January 1, 2009, 2008 and 2007. The impact of these adjustments on policyholder surplus as of January 1, 2009, 2008 and 2007 is as follows:

                                                                           POLICYHOLDERS   TOTAL ADMITTED      TOTAL
                                                                              SURPLUS          ASSETS       LIABILITIES
                                                                           -------------   --------------   -----------
BALANCE AT DECEMBER 31, 2008                                                $5,413,173       $25,417,968    $20,004,795
Adjustments to beginning Capital and Surplus:
   Asset realization                                                            30,679            30,679             --
   Liability correction                                                        (97,307)               --         97,307
   Federal income taxes (includes $5,044 of deemed capital contribution)        34,026            34,026             --
                                                                            ----------       -----------    -----------
      TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS                       (32,602)           64,705         97,307
                                                                            ----------       -----------    -----------
BALANCE AT JANUARY 1, 2009, AS ADJUSTED                                     $5,380,571       $25,482,673    $20,102,102
                                                                            ==========       ===========    ===========

An explanation for each of the adjustments for prior period corrections is described below:

The increase in admitted assets is primarily the result of: (a) adjustments reported by the Association as of December 31, 2009 (carrying value of affiliates, foreign exchange, and reinsurance balances); (b) the reversal of a duplicate reinsurance payable balance (which had been netted against reinsurance recoverables); and (c) increases to the carrying values of certain affiliates.

The increase in liabilities is primarily the result of: (a) adjustments to historical carried case and unearned premium reserves; (b) an adjustment to the revenue recognition policy for a specific insurance contract, resulting in the re-establishment of unearned premium reserves; (c) the accrual of an unrecorded liability for claim handling expenses; and (d) several remediation-related reinsurance accounting adjustments (such as: reconciliation adjustments, and insolvency/commutation write-offs).

The decrease in Federal Income taxes is primarily the result of: (a) non-admitted prior year income tax receivables that were not settled at year end; (b) adjustment to tax discounting on loss reserves for workers' compensation; (c) deferred tax asset reconciliation to book unrealized gains and unrealized foreign exchange gains, offset by corresponding changes in nonadmitted tax assets; (d) removal of duplicated tax deduction for affiliate dividends; and (e) tax deduction for nontaxable book gain.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

                                                                 POLICYHOLDERS   TOTAL ADMITTED      TOTAL
                                                                     SURPLUS         ASSETS       LIABILITIES
                                                                 -------------   --------------   -----------
BALANCE AT DECEMBER 31, 2007                                      $7,296,957       $28,856,420    $21,559,463
Adjustments to beginning Capital and Surplus:
   Asset realization                                                  (9,156)           (9,156)            --
   Liability correction                                               15,525                --        (15,525)
   Federal income taxes, net of capital adjustments of $58,700        (5,434)           (5,434)            --
                                                                  ----------       -----------    -----------
      TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS                 935           (14,590)       (15,525)
                                                                  ----------       -----------    -----------
BALANCE AT JANUARY 1, 2008, AS ADJUSTED                           $7,297,892       $28,841,830    $21,543,938
                                                                  ==========       ===========    ===========

An explanation for each of the adjustments for prior period corrections is described below:

Asset realization: The Company identified that a commuted retroactive ceded reinsurance reserve asset should have been written-off in a prior year.

Liability correction: The Company determined that certain inter company balances relating to American Home's Japan Branch were unsupported.

Federal income taxes (current and deferred): The change in federal income tax expense is primarily related to an increase in provisions for potential tax exposures, and corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above.

                                                           POLICYHOLDERS   TOTAL ADMITTED      TOTAL
                                                              SURPLUS          ASSETS       LIABILITIES
                                                           -------------   --------------   ------------
BALANCE AT DECEMBER 31, 2006                                $6,211,853      $28,409,596      $22,197,743
Adjustments to beginning Capital and Surplus:
   Federal income taxes                                        (79,156)         (79,156)              --
   Goodwill                                                      2,146            2,146               --
   Asset admissibility                                           5,841            5,841               --
   Expense recognition                                          14,637               --          (14,637)
                                                            ----------      -----------      -----------
      TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS       (56,532)         (71,169)         (14,637)
                                                            ----------      -----------      -----------
BALANCE AT JANUARY 1, 2007, AS ADJUSTED                     $6,155,321      $28,338,427      $22,183,106
                                                            ==========      ===========      ===========

An explanation for each of the adjustments for prior period corrections is described below:

Asset admissibility: The Company determined that certain receivables for high deductible policies and other assets should have been admitted.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

Goodwill: Correction of the amortization of goodwill.

Expense recognition: The Company determined that certain revisions to commissions expense related to certain accident and health contracts were needed.

Federal income taxes (current and deferred): The change in federal income tax expense is primarily related to (i) the appropriate characterization as a settlement of an intercompany balance impacting unassigned surplus rather than a capital contribution with no impact to total capital and surplus; (ii) an increase in provisions for potential tax exposures; and (iii) corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company resulting in no impact in the table above.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

NOTE 3 - INVESTMENTS

STATUTORY FAIR VALUE OF FINANCIAL INSTRUMENTS:

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2009 and 2008.

                                               2009                       2008
                                     -------------------------   -------------------------
                                       CARRYING     STATUTORY      CARRYING     STATUTORY
                                        AMOUNT      FAIR VALUE      AMOUNT      FAIR VALUE
                                     -----------   -----------   -----------   -----------
Assets:
   Bonds                             $16,002,641   $16,447,457   $13,907,986   $13,274,193
   Common stocks                       1,031,425     1,031,425     2,064,755     2,064,755
   Preferred stocks                      121,584       121,933       138,025       138,025
   Other invested assets               1,382,807     1,382,807     1,555,659     1,555,659
   Cash and short-term investments     1,387,729     1,387,729     1,076,759     1,076,759
   Receivable for securities               1,582         1,582         1,711         1,711
   Equities in underwriting pools
      and associations                   581,017       581,017       699,244       699,244
Liabilities:
   Collateral deposit liability      $   417,834   $   417,834   $   318,127   $   318,127

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

     - The fair values of bonds, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arms length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchange, broker or custodian or SVO.

     - The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates which are based on quoted market values.

     - Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

     - The carrying value of all other financial instruments approximates fair value.

The amortized cost and market values of the Company's bond investments as of December 31, 2009 and 2008 are outlined in the table below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

                                                                                    GROSS        GROSS
                                                                    AMORTIZED    UNREALIZED   UNREALIZED      MARKET
                                                                       COST         GAINS       LOSSES         VALUE
                                                                   -----------   ----------   ----------   -----------
AS OF DECEMBER 31, 2009
   U.S. governments                                                $   540,549    $  3,443     $  7,737    $   536,255
   All other governments                                               489,169      10,356        2,997        496,528
   States, territories and possessions                               2,315,485     128,208       13,486      2,430,207
   Political subdivisions of states, territories and possessions     3,090,767     133,226        5,565      3,218,428
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and
      authorities and their political subdivisions                   7,893,035     261,797       50,132      8,104,700
   Hybrid securities                                                    76,728          70        4,402         72,396
   Industrial and miscellaneous                                      1,596,908      20,397       28,362      1,588,943
                                                                   -----------    --------     --------    -----------
      TOTAL BONDS, AS OF DECEMBER 31, 2009                         $16,002,641    $557,497     $112,681    $16,447,457
                                                                   ===========    ========     ========    ===========
AS OF DECEMBER 31, 2008
   U.S. governments                                                $   342,814    $ 17,532     $    857    $   359,489
   All other governments                                               237,743       5,372           71        243,044
   States, territories and possessions                               2,477,551      62,833       65,735      2,474,649
   Political subdivisions of states, territories and possessions     2,937,737      51,776       68,565      2,920,948
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and
      authorities and their political subdivisions                   6,841,572      81,971      442,673      6,480,870
   Hybrid securities                                                   117,650          18        5,668        112,000
   Public utilities                                                     37,551         490           --         38,041
   Industrial and miscellaneous                                        915,368       4,936      275,152        645,152
                                                                   -----------    --------     --------    -----------
      TOTAL BONDS, AS OF DECEMBER 31, 2008                         $13,907,986    $224,928     $858,721    $13,274,193
                                                                   ===========    ========     ========    ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

The amortized cost and market values of bonds at December 31, 2009, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                          AMORTIZED       MARKET
                                             COST         VALUE
                                         -----------   -----------
Due in one year or less                  $    80,365   $    82,322
Due after one year through five years      1,944,951     2,009,077
Due after five years through ten years     3,618,623     3,754,341
Due after ten years                        9,225,715     9,480,712
Structured securities                      1,132,987     1,121,005
                                         -----------   -----------
   TOTAL BONDS                           $16,002,641   $16,447,457
                                         ===========   ===========

Proceeds from sales and gross realized gains and gross realized losses were as follows:

FOR THE YEARS ENDED DECEMBER 31,            2009                       2008                      2007
--------------------------------   -----------------------   -----------------------   -----------------------
                                                  EQUITY                    EQUITY                    EQUITY
                                      BONDS     SECURITIES      BONDS     SECURITIES      BONDS     SECURITIES
                                   ----------   ----------   ----------   ----------   ----------   ----------
Proceeds from sales                $3,921,920   $1,636,318   $6,117,426   $2,755,122   $4,142,868   $2,980,634
Gross realized gains                   36,760      628,427       80,829      255,843       83,609      191,600
Gross realized losses                  46,196      225,886      125,139      487,333       17,451      151,981

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

The cost or amortized cost and market value of the Company's common and preferred stocks as of December 31, 2009 and 2008 are set forth in the table below:

                                          DECEMBER 31, 2009
                    -------------------------------------------------------------
                     COST OR       GROSS        GROSS
                    AMORTIZED   UNREALIZED   UNREALIZED     MARKET      CARRYING
                       COST        GAINS       LOSSES        VALUE        VALUE
                    ---------   ----------   ----------   ----------   ----------
Common stocks:
   Affiliated        $183,313    $  9,594     $ 55,546    $  137,361   $  137,361
   Non-affiliated     403,196     535,657       44,789       894,064      894,064
                     --------    --------     --------    ----------   ----------
      TOTAL          $586,509    $545,251     $100,335    $1,031,425   $1,031,425
                     ========    ========     ========    ==========   ==========
Preferred stocks:
   Non-affiliated    $107,923    $ 14,066     $     55    $  121,933   $  121,584
                     --------    --------     --------    ----------   ----------
      TOTAL          $107,923    $ 14,066     $     55    $  121,933   $  121,584
                     ========    ========     ========    ==========   ==========

                                           DECEMBER 31, 2008
                    --------------------------------------------------------------
                      COST OR       GROSS       GROSS
                     AMORTIZED   UNREALIZED   UNREALIZED     MARKET      CARRYING
                       COST         GAINS       LOSSES        VALUE        VALUE
                    ----------   ----------   ----------   ----------   ----------
Common stocks:
   Affiliated       $  494,547   $  981,812    $130,781    $1,345,578   $1,345,578
   Non-affiliated      784,440       86,171     151,434       719,177      719,177
                    ----------   ----------    --------    ----------   ----------
      TOTAL         $1,278,987   $1,067,983    $282,215    $2,064,755   $2,064,755
                    ==========   ==========    ========    ==========   ==========
Preferred stocks:
   Non-affiliated   $  160,145   $    1,878    $ 23,998    $  138,025   $  138,025
                    ----------   ----------    --------    ----------   ----------
      TOTAL         $  160,145   $    1,878    $ 23,998    $  138,025   $  138,025
                    ==========   ==========    ========    ==========   ==========

The Company held no derivative investment as of December 31, 2009.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2009 and 2008 is set forth in the table below:

                                                                          GREATER
                                            12 MONTHS OR LESS          THAN 12 MONTHS               TOTAL
                                         -----------------------   ---------------------   -----------------------
                                            FAIR      UNREALIZED     FAIR     UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES                   VALUE       LOSSES       VALUE      LOSSES        VALUE       LOSSES
-------------------------                ----------   ----------   --------   ----------   ----------   ----------
As of December 31, 2009:
   U. S. governments                     $  459,676    $  7,737    $     --     $    --    $  459,676    $  7,737
   All other governments                    101,140         635      35,900       2,362       137,040       2,997
   States, territories and possessions      207,104       6,894      62,643       6,592       269,747      13,486
   Political subdivisions of states,
      territories and possessions           236,002       5,065      15,884         500       251,886       5,565
   Special revenue                          895,012      15,437     596,657      34,695     1,491,669      50,132
   Hybrid securities                         21,811       4,402          --          --        21,811       4,402
   Industrial and miscellaneous             284,987      27,845         660         517       285,647      28,362
                                         ----------    --------    --------     -------    ----------    --------
   TOTAL BONDS                            2,205,732      68,015     711,744      44,666     2,917,476     112,681
                                         ----------    --------    --------     -------    ----------    --------
   Affiliated                                79,958      44,519      24,300      11,027       104,258      55,546
   Non-affiliated                            72,640      19,952      66,442      24,837       139,082      44,789
                                         ----------    --------    --------     -------    ----------    --------
   Common stock                             152,598      64,471      90,742      35,864       243,340     100,335
                                         ----------    --------    --------     -------    ----------    --------
   Preferred stock                           11,739          55          --          --        11,739          55
                                         ----------    --------    --------     -------    ----------    --------
   TOTAL STOCKS                             164,337      64,526      90,742      35,864       255,079     100,390
                                         ----------    --------    --------     -------    ----------    --------
   TOTAL BONDS AND STOCKS                $2,370,069    $132,541    $802,486     $80,530    $3,172,555    $213,071
                                         ==========    ========    ========     =======    ==========    ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

                                            12 MONTHS OR LESS       GREATER THAN 12 MONTHS            TOTAL
                                         -----------------------   -----------------------   -----------------------
                                            FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
       DESCRIPTION OF SECURITIES            VALUE       LOSSES        VALUE       LOSSES        VALUE       LOSSES
       -------------------------         ----------   ----------   ----------   ----------   ----------   ----------
As of December 31, 2008:
   U. S. governments                     $   70,176    $    857    $       --    $     --    $   70,176   $      857
   All other governments                      3,084          71            --          --         3,084           71
   States, territories and possessions      889,564      53,490       107,537      12,245       997,101       65,735
   Political subdivisions of states,
      territories and possessions         1,701,805      61,935       109,475       6,630     1,811,280       68,565
   Special revenue                        3,548,004     235,961       883,394     206,712     4,431,398      442,673
   Industrial and miscellaneous             320,499     218,513       116,324      62,307       436,823      280,820
                                         ----------    --------    ----------    --------    ----------   ----------
   TOTAL BONDS                            6,533,132     570,827     1,216,730     287,894     7,749,862      858,721
                                         ----------    --------    ----------    --------    ----------   ----------
   Affiliated                                    --         408       129,959     130,373       129,959      130,781
   Non-affiliated                           382,359     142,256         8,227       9,178       390,586      151,434
                                         ----------    --------    ----------    --------    ----------   ----------
   Common stock                             382,359     142,664       138,186     139,551       520,545      282,215
                                         ----------    --------    ----------    --------    ----------   ----------
   Preferred Stock                           87,082      20,966            --       3,033        87,082       23,999
                                         ----------    --------    ----------    --------    ----------   ----------
   TOTAL STOCKS                             469,441     163,630       138,186     142,584       607,627      306,214
                                         ----------    --------    ----------    --------    ----------   ----------
   TOTAL BONDS AND STOCKS                $7,002,573    $734,457    $1,354,916    $430,478    $8,357,489   $1,164,935
                                         ==========    ========    ==========    ========    ==========   ==========

As of December 31, 2009 and 2008, the Company does not intend to sell these securities.

The Company reported write-downs on its bond investments due to OTTI in fair value of $38,733, $28,758 and $14,097 in 2009, 2008 and 2007, respectively and reported write-downs on its common and preferred stock investments due to OTTI in fair value of $38,827, $437,833 and $16,271 during 2009, 2008 and 2007, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

During 2009, 2008 and 2007, the Company reported the following write-downs on its joint venture and partnership investments due to OTTI in fair value:

FOR THE YEARS ENDED DECEMBER 31,                 2009      2008      2007
--------------------------------               --------   ------   -------
AIG Black Sea Holding, L.P. (BTC Investment)   $ 57,728   $   --   $    --
AIG Private Equity Portfolio, L.P.                3,542       --        --
Arrowpath Fund II, L.P.                           4,973       --        --
Blackstone Kalix Fund L.P.                        3,179       --        --
Brencourt Multi-Strategy, L.P.                    3,899       --        --
Capvest Equity Partners, L.P.                    13,372       --        --
Electra European Fund II                         17,266       --     2,619
J.C. Flowers Fund II, L.P.                       20,286       --     6,017
Meritage Private Equity Fund, L.P.                1,239       --        --
Valueact Capital Partners III                     8,811       --        --
AZ Auto Hldgs LLC                                 4,102       --        --
Valueact Capital Partners                            --    2,270        --
Spencer Capital Opportunity Fund LLP                 --    1,213        --
ATV VI                                               --       --     1,604
TH Lee Putnam                                        --       --     1,000
Morgan Stanley III                                   --       --     1,032
Items less than $1.0 million                      2,255    2,380     1,820
                                               --------   ------   -------
   TOTAL                                       $140,652   $5,863   $14,092
                                               ========   ======   =======

Securities carried at an amortized cost of $1,210,917 and $1,066,438 were deposited with regulatory authorities as required by law as of December 31, 2009 and 2008, respectively.

During 2009, 2008 and 2007, included in Net Investment Income Earned were investment expenses of $11,116, $8,439 and $9,607, respectively and interest expense of $9,737, $27,739 and $99,036, respectively.

In September 2006, the FASB issued an accounting standard that defined fair value, established a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but did not change existing guidance about whether an asset or liability is carried at fair value. The Company adopted the standard on January 1, 2008. The Company measures at fair value on a recurring basis certain bonds (specifically, bonds and hybrid securities with NAIC ratings of 3 or lower where market is less than amortized cost), common and preferred stocks.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

Fair Value Hierarchy

The standard defines three "levels" based on observability of inputs available in the marketplace used to measure the fair values. Such levels are:

     - Level 1: Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities.

     - Level 2: Fair value measurements, based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable at commonly quoted intervals.

     - Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability.

Bonds, Common Stocks, Preferred Stocks

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company uses market values for common stocks, preferred stocks and bonds with NAIC ratings of 3 or below where market value is less than amortized cost. When market values are not available, market values are obtained from third party pricing sources.

The following table presents information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement on the levels of the inputs used as of December 31, 2009 and 2008:

                                DECEMBER 31, 2009
                   ------------------------------------------
                    Level 1    Level 2   Level 3      Total
                   --------   --------   -------   ----------
Bonds              $     --   $  8,462   $37,738   $   46,200
Common stocks       880,282     13,782        --      894,064
Preferred stocks         --    117,676     2,905      120,581
                   --------   --------   -------   ----------
Total              $880,282   $139,920   $40,643   $1,060,845
                   ========   ========   =======   ==========

                                DECEMBER 31, 2008
                   ------------------------------------------
                    Level 1    Level 2   Level 3      Total
                   --------   --------   -------   ----------
Bonds              $     --   $107,099   $44,055   $  151,154
Common stocks       857,376        371     8,660      866,407
Preferred stocks        739    137,285        --      138,024
                   --------   --------   -------   ----------
Total              $858,115   $244,755   $52,715   $1,155,585
                   ========   ========   =======   ==========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

The following table presents changes during 2009 and 2008 in Level 3 financial instruments measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in income during 2009 and 2008 related to the Level 3 financial instruments that remained in the balance sheet at December 31, 2009 and 2008.

                                   Net Realized and Unrealized
                      Balance     Gains (Losses) Included in Net    Unrealized Gains   Purchases, Sales,                Balance at
                   Beginning of   Investment Income and Realized   (Losses) Included      Issuances,       Transfers   December 31,
                       Year           Capital Gains (Losses)           in Surplus       Settlements, Net    In (Out)       2009
                   ------------   ------------------------------   -----------------   -----------------   ---------   ------------
Bonds                 $44,055                $(23,257)                   $14,459            $(5,120)        $ 7,601       $37,738
Common stocks           8,660                      --                     (1,016)                --          (7,644)           --
Preferred stocks           --                      --                       (128)                --           3,033         2,905
                      -------                --------                    -------            -------         -------       -------
Total                 $52,715                $(23,257)                   $13,315            $(5,120)        $ 2,990       $40,643
                      =======                ========                    =======            =======         =======       =======

                                   Net Realized and Unrealized
                      Balance     Gains (Losses) Included in Net    Unrealized Gains   Purchases, Sales,                Balance at
                   Beginning of   Investment Income and Realized   (Losses) Included       Issuances,      Transfers   December 31,
                       Year           Capital Gains (Losses)           in Surplus       Settlements, Net    In (Out)       2008
                   ------------   ------------------------------   -----------------   -----------------   ---------   ------------
Bonds                 $47,498                 $(155)                     $(13,034)           $(2,843)       $12,589       $44,055
Common stocks          13,295                    60                        (5,957)             1,262             --         8,660
                      -------                 -----                      --------            -------        -------       -------
Total                 $60,793                 $ (95)                     $(18,991)           $(1,581)       $12,589       $52,715
                      =======                 =====                      ========            =======        =======       =======

The Company initially estimates the fair value of investments in joint ventures and limited partnerships (predominately private limited partnerships and certain hedge funds) by reference to transaction price. Subsequently, the Company obtains the fair value of these investments generally from net asset value information provided by the general partner or manager of the investments, the financial statements of which are audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

Other invested assets

The Company also measures the fair value of certain assets such as joint ventures and limited partnerships included in other invested assets on a non-recurring basis when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Assets measured at fair value on a non-recurring basis on which impairment charges were recorded were as follows:

                                  DECEMBER 31, 2009
                        -------------------------------------
                        Level 1   Level 2   Level 3    Total
                        -------   -------   -------   -------
Other invested assets     $--       $--     $29,323   $29,323
                          ---       ---     -------   -------
Total                     $--       $--     $29,323   $29,323
                          ===       ===     =======   =======

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

                                  DECEMBER 31, 2008
                        -------------------------------------
                        Level 1   Level 2   Level 3    Total
                        -------   -------   -------   -------
Other invested assets     $--       $787     $1,068   $1,855
                          ---       ----     ------   ------
Total                     $--       $787     $1,068   $1,855
                          ===       ====     ======   ======

Loan-Backed and Structured Securities:

1. At December 31, 2009, the Company had no loan-backed and structured securities with the intent to sell or that the Company does not have the intent or ability to hold to recovery.

2. At December 31, 2009, the Company held the following loan-backed and structured securities for which it had recognized credit-related OTTI after adoption of SSAP 43R:

            Book/Adjusted Carrying
                Value Amortized
              Cost Before Current      Present Value of     Recognized   Amortized Cost
  Cusip           Period OTTI        Projected Cash Flows      OTTI        After OTTI     Fair Value
  -----     ----------------------   --------------------   ----------   --------------   ----------
126694A40           $   172                 $   169           $    3         $   169        $   147
23243AAB2             8,944                   8,802              142           8,802          6,487
23244JAC0             4,421                   4,414                7           4,414          3,325
251510LD3             6,534                   6,431              103           6,431          3,474
39538AAC0             3,528                   3,480               48           3,480          1,910
39538AAG1             4,286                   4,062              224           4,062            882
39538BAB0             3,594                   3,537               57           3,537          1,879
39538BAE4             4,347                   4,181              166           4,181          1,124
39538CAC6             3,564                   3,522               42           3,522          1,230
39538CAE2             4,765                   2,865            1,900           2,865          1,198
39539HAC4             3,446                   3,420               26           3,420          2,280
45254NQX8             2,428                   2,318              110           2,318          1,527
525221JH1             2,502                   2,482               20           2,482          1,627
52522RAB6             5,871                   5,771              100           5,771          4,970
52525LAQ3             6,237                   5,301              936           5,301          3,377
550279AA1             2,996                   2,967               29           2,967          1,759
57645TAA5             8,168                   8,043              125           8,043          4,449
61748JAD9             1,333                   1,307               26           1,307            823
                    -------                 -------           ------         -------        -------
                    $77,136                 $73,072           $4,064         $73,072        $42,468
                    =======                 =======           ======         =======        =======

     The Company recognized total OTTI of $49,128 for loan-backed and structured securities currently held by the Company at December 31, 2009.

3. At December 31, 2009, the Company held securities with unrealized losses (fair value is less than cost or amortized cost) for which OTTI had not been recognized in earnings as a realized loss. Such unrealized losses include securities with a recognized OTTI for non interest (i.e. credit) related declines that were recognized in

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     earnings, but for which an associated interest related decline has not been recognized in earnings as a realized loss. The aggregate amount of unrealized losses and fair values for such securities, segregated between those securities that have been in a continuous unrealized loss position for less than 12 months and greater than 12 months, respectively, were as follows:

                                              12 Months or              Greater than
                                                  Less                   12 Months                   Total
                                        -----------------------   -----------------------   -----------------------
                                                     Unrealized                Unrealized                Unrealized
Description of Securities               Fair Value     Losses     Fair Value     Losses     Fair Value     Losses
-------------------------               ----------   ----------   ----------   ----------   ----------   ----------
Loan-backed  Securities                   $39,240      $23,923       $660         $517        $39,900      $24,440
                                          -------      -------       ----         ----        -------      -------
Total temporarily impaired securities     $39,240      $23,923       $660         $517        $39,900      $24,440
                                          =======      =======       ====         ====        =======      =======

4. In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company also considers its cash and working capital requirements and generally considers expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2009, 2008 and 2007 is set forth in the table below:

                                                      2009          2008          2007
                                                  -----------   -----------   -----------
RESERVES FOR LOSSES AND LAE, END OF PRIOR YEAR    $13,268,600   $13,732,102   $12,754,581
Incurred losses and LAE related to:
   Current accident year                            4,528,746     5,573,146     5,366,376
   Prior accident years                               939,381       (30,723)      (80,939)
                                                  -----------   -----------   -----------
      TOTAL INCURRED LOSSES AND LAE                 5,468,127     5,542,423     5,285,437
                                                  -----------   -----------   -----------
Paid losses and LAE related to:
   Current accident year                           (1,426,132)   (1,689,045)   (1,436,644)
   Prior accident years                            (3,828,094)   (4,316,880)   (2,871,272)
                                                  -----------   -----------   -----------
      TOTAL PAID LOSSES AND LAE                    (5,254,226)   (6,005,925)   (4,307,916)
                                                  -----------   -----------   -----------
RESERVES FOR LOSSES AND LAE, AS OF DECEMBER 31,   $13,482,501   $13,268,600   $13,732,102
                                                  ===========   ===========   ===========

For 2009, the Company experienced significant adverse loss and LAE reserve development, including accretion of loss reserve discount. The adverse development was almost entirely attributable to the Excess Casualty and Excess Workers Compensation classes of business. The Company modified its loss development assumptions for each of these classes of business in 2009 in response to the higher than expected loss emergence. For 2008, the development was slightly favorable prior to accretion of the workers compensation discount, and slightly adverse after recognition of accretion of the discount. Favorable development on Directors & Officers liability and other classes of business offset adverse development on the Company's Excess Casualty business. The adverse development on Excess Casualty was primarily related to accident years 2003 and prior.

In calendar year 2008, two transactions resulted in a significant increase in paid loss with a corresponding decrease in loss reserves. These transactions were the result of the Canadian Branch novation (see Note 5E) and the Foreign Operations restructuring (see Note 5E). The total calendar year paid losses as a result of these events were approximately $331,200 and $306,000 for the Canada novation and Foreign Operations restructuring, respectively. These payments are spread over multiple accident years and resulted in modest beneficial development of about $21,600. In addition, in 2008, the Company recorded paid losses of $108,000 relating to one credit excess of loss assumed treaty applicable to accident year 2008. There will be no additional impact from this treaty as the full limits of the treaty have been paid. Also, the 2009 paid losses and LAE reflect the commutation of the 21st Century Personal

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

Auto Group. See Note 5E for further details.

In 2007, there was adverse development related to accident years 2003 and prior, offset by favorable development from accident years 2004 through 2006. The favorable developments for accident years 2004 through 2006 were spread across many classes of business. The adverse development from accident years 2003 and prior related primarily to the Company's excess casualty and primary workers compensation classes of business.

As of December 31, 2009, 2008 and 2007, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $166,812, $178,706 and $199,953, respectively.

As of December 31, 2009, 2008 and 2007, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $5,336,235, $5,340,598 and $5,987,568, respectively (exclusive of inter-company pooling).

ASBESTOS AND ENVIRONMENTAL RESERVES

The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2009, 2008 and 2007, gross and net of reinsurance credits, are as follows:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

                                                     ASBESTOS LOSSES                 ENVIRONMENTAL LOSSES
                                           ----------------------------------   ------------------------------
                                              2009        2008        2007        2009       2008       2007
                                           ---------   ---------   ----------   --------   --------   --------
Direct:
Loss and LAE reserves, beginning of year   $ 905,282   $ 983,031   $1,098,137   $105,450   $137,135   $178,384
   Incurred losses and LAE                   175,575      98,429       34,757     (3,738)   (13,665)      (468)
   Calendar year paid losses and LAE        (190,209)   (176,178)    (149,863)   (13,162)   (18,020)   (40,781)
                                           ---------   ---------   ----------   --------   --------   --------
LOSS AND LAE RESERVES, END OF YEAR         $ 890,648   $ 905,282   $  983,031   $ 88,550   $105,450   $137,135
                                           =========   =========   ==========   ========   ========   ========
Assumed:
Loss and LAE reserves, beginning of year   $  86,375   $  89,655   $   97,344   $  5,077   $  5,933   $  4,948
   Incurred losses and LAE                    (1,517)     12,578        5,160        856       (735)     1,386
   Calendar year paid losses and LAE           1,099     (15,858)     (12,849)      (189)      (121)      (401)
                                           ---------   ---------   ----------   --------   --------   --------
LOSS AND LAE RESERVES, END OF YEAR         $  85,957   $  86,375   $   89,655   $  5,744   $  5,077   $  5,933
                                           =========   =========   ==========   ========   ========   ========
Net of reinsurance:
Loss and LAE reserves, beginning of year   $ 414,790   $ 464,090   $  533,105   $ 57,647   $ 71,628   $ 92,210
   Incurred losses and LAE                    54,172      27,666       10,155      1,800         32      1,691
   Calendar year paid losses and LAE         (75,705)    (76,966)     (79,170)   (10,686)   (14,013)   (22,273)
                                           ---------   ---------   ----------   --------   --------   --------
LOSS AND LAE RESERVES, END OF YEAR         $ 393,257   $ 414,790   $  464,090   $ 48,761   $ 57,647   $ 71,628
                                           =========   =========   ==========   ========   ========   ========

The amount of ending reserves for Bulk and IBNR included in the table above for Asbestos and Environmental losses is as follows:

                                         ASBESTOS LOSSES              ENVIRONMENTAL LOSSES
                                 ------------------------------   ---------------------------
                                   2009       2008       2007       2009      2008      2007
                                 --------   --------   --------   -------   -------   -------
Direct basis                     $503,724   $524,100   $619,127   $29,091   $39,611   $56,093
Assumed reinsurance basis          41,926     37,560     44,945       520        96     1,191
Net of ceded reinsurance basis    221,716    238,704    296,910    14,070    19,081    25,942

The amount of ending reserves for LAE included in the table above for Asbestos and Environmental losses is as follows:

                                       ASBESTOS LOSSES             ENVIRONMENTAL LOSSES
                                 ---------------------------   ---------------------------
                                   2009      2008      2007      2009      2008      2007
                                 -------   -------   -------   -------   -------   -------
Direct basis                     $55,969   $58,233   $68,792   $12,468   $16,976   $24,040
Assumed reinsurance basis          7,009     7,124     6,570       164       109       351
Net of ceded reinsurance basis    26,985    29,473    34,565     5,971     8,245    10,958

Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2009 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

NOTE 5 - RELATED PARTY TRANSACTIONS

A.   NATIONAL UNION INTER-COMPANY POOLING AGREEMENT

     The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

     The Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

     A list of all pooling participants and their respective participation percentages is set forth in Note 1.

     Effective January 1, 2008 AIU Insurance Company's (AIUI) percentage in the Commercial Pool was reduced from 1% to 0% and C&I's participation was revised retroactively to 11% from 10%. Cessions from AIUI to the Commercial Pool will be run off. AIUI was relieved of any and all corresponding liabilities related to its 1% participation.

B.   CHARTIS OVERSEAS ASSOCIATION POOLING ARRANGEMENT

     AIG formed the Association, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. In exchange for membership in the Association at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of New Hampshire, National Union, and the Company. On annual basis the Association files audited financial statements in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of New York.

     At the time of forming the Association, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the Association. The initial participation established was subsequently amended for profits and losses for each year derived from reinsurance of risks situated in Japan (excluding certain Japanese situs risks and business underwritten by the Company's Japan branch which is not subject to the National Union inter-company pooling agreement nor the Association). The participation for Japanese and non-Japanese business underwritten via the Association is set forth in the table below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

                                                                                        PARTICIPATION
                                                                           INITIAL         PERCENT
                                                             NAIC CO.   PARTICIPATION    SPECIFIC TO
MEMBER COMPANY                                                 CODE        PERCENT       JAPAN RISK
--------------                                               --------   -------------   -------------
Chartis Overseas Limited                                          --        67.0%           85.0%
Commercial Pool member companies, as follows:                     --        33.0%           15.0%
   New Hampshire Insurance Company                             23841        12.0%           10.0%
   National Union Fire Insurance Company of Pittsburgh, Pa.    19445        11.0%            5.0%
   American Home Assurance Company                             19380        10.0%            0.0%

In accordance with the National Union inter-company pooling agreement, the Commercial Pool member companies' participation in the Association is pooled among all Commercial Pool members proportional to their participation in the Commercial Pool. The Company's participation in the Association after the application of its participation in the National Union inter-company pooling agreement has been presented in the accompanying financial statements as follows:

AS OF DECEMBER 31,                                   2009        2008
------------------                                ---------   ---------
Assumed reinsurance receivable                    $  22,795   $  36,798
Funds held by ceding reinsurers                       8,204       6,821
Reinsurance recoverable                              34,838      26,961
Equities in underwriting pools and associations     581,017     699,244
                                                  ---------   ---------
TOTAL ASSETS                                      $ 646,854   $ 769,824
                                                  ---------   ---------
Loss and LAE reserves                               491,833     548,564
Unearned premium reserves                           224,644     240,933
Funds held                                           14,524      15,031
Ceded balances payable                               61,413      75,043
Retroactive reinsurance                                (132)       (132)
Assumed reinsurance payable                          10,386      25,472
                                                  ---------   ---------
TOTAL LIABILITIES                                 $ 802,668   $ 904,911
                                                  ---------   ---------
TOTAL SURPLUS                                     $(155,814)  $(135,087)
                                                  =========   =========

As of December 31, 2009, the Association reported an asset of $2.3 billion representing the value of subsidiaries and affiliated entities (SCAs), of which Chartis Europe S.A. represented $1.9 billion and Chartis UK Holdings represented $338 million, respectively.

While the New York Insurance Department is not the domiciliary jurisdiction for the Association, the Department

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     did not object to the Association's request allowing the valuation of Chartis UK Holdings to be based on audits of underlying entities in 2009.

     The Company's interest in the SCAs reported by the Association is consistent with its participation in the Association and the National Union inter-company pooling agreement and was $275 million as of December 31, 2009, which has been reported by the Company as a component Equities in Underwriting Pools and Associations.

C.   GUARANTEE ARRANGEMENTS

     The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies. The Company would be required to perform under the guarantee agreements in events or circumstances (including bankruptcy, reorganization and similar proceedings) whereby the guaranteed companies fail to make payments under the policies of insurance (including guaranteed investment contracts and funding agreements) they have issued. The guarantees will remain in effect until terminated by the Company. The Company has the unilateral right to terminate the guarantees effective thirty (30) days after publication of a notice to terminate in the Wall Street Journal.

     The guarantees are not expected to have a material effect upon the Company's surplus. The Company believes that the likelihood of a payment under any of the guarantees is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

     The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

     The guarantees that were in effect as of December 31, 2009 are included in the table below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

                                                         DATE       DATE     POLICYHOLDER'S    INVESTED    ESTIMATED  POLICYHOLDER'S
GUARANTEED COMPANY                                      ISSUED   TERMINATED   OBLIGATIONS @    ASSETS @       LOSS        SURPLUS
------------------                                     --------  ----------  --------------  ------------  ---------  --------------
AIG Advantage Insurance Company               ***      12/15/97   08/31/09    $     42,763   $     25,907     $--       $    23,821
AIG Edison Life Insurance Company                      08/29/03                 23,067,815     24,634,406      --         2,376,869
Chartis Europe, S.A. (f/k/a AIG Europe S.A.)  **       09/15/98                  5,908,063      4,045,169      --         3,165,580
AIG Europe (Netherlands) N.V.                 **       09/20/04   02/28/10              --        524,842      --           606,942
AIG Hawaii Insurance Company, Inc.            ***      11/05/97   08/31/09          45,207         83,434      --            63,827
AIG Mexico Seguros Interamericana, S.A. de
   C.V.                                       **       12/15/97                    290,575         75,489      --            54,113
SunAmerica Annuity and Life Assurance
   Company                                    *        01/04/99   12/29/06      18,484,406     18,800,227      --           650,346
Landmark Insurance Company, Ltd (UK)          *        03/02/98   11/30/07         212,084      4,255,579      --         1,881,367
American General Life Insurance Company                03/03/03   12/29/06      31,101,030     35,598,876      --         5,947,182
American General Life and Accident Insurance
   Company                                             03/03/03                  8,447,699      9,024,223      --           675,741
American International Insurance Company      ***      11/05/97   08/31/09         363,976      1,036,503      --           461,292
American International Insurance Company of
   California, Inc.                           ***      12/15/97   08/31/09         142,101         23,271      --            24,668
American International Insurance Company of
   New Jersey                                 ***      12/15/97   08/31/09          45,733         36,907      --            34,399
First SunAmerica Life Insurance Company       *        01/04/99   01/31/08       4,959,942      8,693,009      --           772,623
Lloyd's Syndicate 1414 (Ascot Corporate
   Name)                                      **  +    01/20/05   10/31/07         334,056        897,820      --           243,998
SunAmerica Life Insurance Company             *        01/04/99   12/29/06      11,395,913     16,916,592      --         4,017,975
The United States Life Insurance Company in
   the City of NY                                 ++   03/03/03   04/30/10       5,393,222      4,953,651      --           484,931
The Variable Annuity Life Insurance Company            03/03/03   12/29/06      46,779,349     55,578,672      --         3,622,126
American Home do Brasil S.A.                  **       08/05/98   10/31/07              --            561      --               637
American International Assurance Co
   (Australia) Ltd                                     11/01/02                    368,586        741,328      --            98,686
                                                                              ------------   ------------     ---       -----------
   TOTAL                                                                      $157,382,520   $185,946,466     $--       $25,207,123
                                                                              ============   ============     ===       ===========

*    The guaranteed company is also backed by a support agreement issued by AIG.

**   Policyholders' surplus is based on local GAAP financial statements.

*** Formerly part of AIG's U.S. personal auto group, sold on July 1, 2009 to Farmers Group, Inc. a subsidiary of Zurich Financial Services Group (ZFSG). As part of the sale, ZFSG issued a hold harmless agreement to the Company with respect to the Company's obligations under this guarantee.

+ Guarantees issued on December 15, 2004 and January 20, 2005 were terminated on October 31, 2007. Guarantee issued on November 1, 2002 was terminated on September 30, 2008.

++   This guarantee will terminate as to policies written after April 30, 2010.

@ Policyholder's Obligations and Invested Assets includes separate account liabilities and separate account assets, respectively.

     The Company does not believe that the events of AIG discussed in Notes 13 and 14 will increase the likelihood that the guarantees will be materially impacted.

D.   INVESTMENTS IN AFFILIATES

     As of December 31, 2009 and 2008, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows. The 2009 and 2008 balances are net of $0 and $0 respectively of non-admitted balances.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

                                                                                  CARRYING      CHANGE IN
                                                     AFFILIATE                    VALUE AT       CARRYING
                                                     OWNERSHIP   ACTUAL COST    DECEMBER 31,      VALUE
AFFILIATED COMMON STOCK INVESTMENTS                   PERCENT        2009           2009           2009
-----------------------------------                  ---------   -----------    ------------   -----------
21st Century Insurance Group                   (b)       0.0%      $     --       $     --     $  (117,912)
AIG Hawaii Insurance Company, Inc.             (b)       0.0%            --             --         (64,060)
AIG Mexico Industrial, L.L.C.                           49.0%         8,932         10,387           1,604
AIG Non Life Holding Company (Japan), Inc.             100.0%       124,477         79,958         (47,821)
American International Realty Corporation               31.5%        14,169         20,624         (29,913)
Eastgreen, Inc.                                         13.8%        12,804          9,927             (37)
AIU Brasil Affiliate                                   100.0%           408          2,092           2,092
Fuji Fire and Marine Insurance Company                   2.8%        17,078         12,180          (7,271)
Pine Street Real Estate Holdings Corporation            31.5%         5,445          2,193             110
Transatlantic Holdings, Inc.                   (a)       0.0%            --             --        (945,009)
                                                                   --------       --------     -----------
   TOTAL COMMON STOCKS-- AFFILIATES                                $183,313       $137,361     $(1,208,217)
                                                                   ========       ========     ===========

(a) As referenced in Note 5E, Transatlantic Holdings, Inc. has been reported as an unaffiliated investment in this financial statement.

(b) As referenced in Note 5E, the Company sold its ownership in 21st Century and AIG Hawaii to Farmers Group, Inc.

                                                                           CARRYING     CHANGE IN
                                               AFFILIATE                   VALUE AT      CARRYING
                                               OWNERSHIP   ACTUAL COST   DECEMBER 31,     VALUE
AFFILIATED COMMON STOCK INVESTMENTS             PERCENT        2008          2008          2008
-----------------------------------            ---------   -----------   ------------   ---------
21st Century Insurance Group                      16.4%      $238,948     $  117,912    $   9,946
AIG Hawaii Insurance Company, Inc.               100.0%        10,000         64,060         (687)
AIG Mexico Industrial, L.L.C.                     49.0%         8,725          8,783         (176)
AIG Non Life Holding Company (Japan), Inc.       100.0%       124,477        127,779     (117,378)
American International Insurance Company           0.0%            --             --      (91,791)
American International Realty Corporation         31.5%        37,771         50,537          114
Eastgreen, Inc.                                   13.8%        12,804          9,964          (27)
Fuji Fire and Marine Insurance Company             2.8%        22,309         19,451       19,451
Pine Street Real Estate Holdings Corporation      31.5%         5,445          2,083        2,083
Transatlantic Holdings, Inc.                      33.2%        34,068        945,009     (281,749)
                                                             --------     ----------    ---------
   TOTAL COMMON STOCKS - AFFILIATES                          $494,547     $1,345,578    $(460,214)
                                                             ========     ==========    =========

     Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see
     Note 1).

     The remaining equity interest in these investments, except for Transatlantic Holdings, Inc. and Fuji Fire and

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     Marine Insurance Company, are owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

     The Company has ownership interests in certain affiliated real estate holding companies. From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2009 and 2008, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $908,367 and $959,265, respectively.

E.   RESTRUCTURING

     DOMESTIC OPERATIONS

     On June 10, 2009, the Company sold 12,826 shares of Transatlantic Holdings, Inc. (TRH) for $470,341 and recorded a realized gain of $450,511. As of December 31, 2009, the Company continues to own 9,193 common shares of TRH, representing approximately 13.9% of TRH's common shares issued, which were sold in March 2010 (Refer to Note 14). The Company had previously owned 33.2% of TRH. In addition, the Company recorded a capital contribution of $75,923 pursuant to the terms of a make whole agreement between the Company and AIG, whereby AIG agreed to contribute capital to the Company in an amount equal to the difference between the statutory carrying value of TRH and the consideration received by the Company for the sale of its shares. The Company also received a deemed contribution of approximately $157,679 pursuant to the Tax Sharing Agreement (Agreement) in connection with this sale. The Agreement provides that AIG will reimburse the Company for any current tax liabilities arising from the sale of an operating subsidiary during the term of the Credit Facility, except amounts required to be remitted as Net Cash Proceeds, as defined in the Credit Facility. The Department issued a determination of non-control ruling relative to the Company's ownership of TRH. Accordingly, the Company's investment in TRH common stock has been reported as an unaffiliated investment in this financial statement and has been reported at fair value in accordance with SSAP No. 30, Investments in Common Stock.

     Effective July 1, 2009, the 21st Century Personal Auto Group (PAG) was sold to Farmers Group, Inc. (FGI), a subsidiary of Zurich Financial Services Group for $1.9 billion. Of the $1.9 billion proceeds received by AIG member companies from the sale of the PAG entities to FGI, $0.2 billion was retained by Chartis U.S. Inc. as consideration for the PAG entities it owned and $1.7 billion was provided to the Chartis U.S. insurance entities. American International Insurance Company (AIIC) was the lead company in the Personal Lines Pool which was the mechanism for sharing the PAG and the Private Client Group (PCG) business underwritten among the Personal Lines Pool members. PCG business was underwritten directly by member companies of the Personal Lines Pool as well as the insurance entities of Chartis U.S. Inc. not subject to this sale ("Chartis U.S. Inc. companies"). The PCG business written by Chartis U.S. Inc. companies was ceded 100% to AIIC as the pool lead. The total of the PCG business assumed by AIIC, the PCG business underwritten directly by Personal Lines Pool members, as well as the PAG business retained by AIIC ("net business of the Personal Lines Pool") was then subject to a 50% quota share to National Union. The Commercial Pool members participated in this business assumed by National Union at their stated pool percentages.

     In connection with this sale, various reinsurance agreements between the PAG companies and the Chartis U.S. Inc. companies (including the Company) were partially or fully commuted as of June 30, 2009. The major transactions are summarized below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

          1. The quota share reinsurance agreement between National Union and AIIC under which AIIC ceded 50% of the net business of the Personal Lines Pool to National Union was commuted as of June 30, 2009.

          2. All liabilities relating to existing PCG business that was written on a direct basis by members of the Personal Lines Pool were transferred to National Union under the terms of the PCG Business Reinsurance and Administration Agreement, effective June 30, 2009.

          3. All obligations and liabilities relating to the PCG business that was directly written and ceded by Chartis U.S. Inc. companies to AIIC under various quota share reinsurance agreements were commuted as of June 30, 2009.

     Following these transactions the Chartis U.S. Inc. companies settled all amounts due to AIIC in securities and cash totaling $871.9 million. The Company's share of this settlement was $293.3 million.

     The Chartis U.S. Inc. companies which owned 21st Century Insurance Group (a member company of PAG), recorded dividend income and a resulting intangible asset of approximately $527.5 million for the fair value of the PCG business, which was not subject to the PAG sale and was retained by the Chartis U.S. Inc. companies going forward. Additionally, capital contributions were received by the owners of 21st Century Insurance Group of $184.6 million from Chartis U.S. as part of the tax sharing agreement. The Company's share of these transactions was dividend income of $79.7 million and a capital contribution of $27.9 million.

     Following the sale of the PAG entities, which included the Company's ownership in 21st Century Insurance Group and AIG Hawaii Insurance Company, Inc., the Company received $182.6 million of the $1.7 billion of proceeds received by the Chartis U.S. Inc. companies. As a result of these transactions involving the sale of these PAG entities, the Company recorded a pre-tax loss of $14.5 million.

     AMERICAN HOME CANADIAN BRANCH NOVATION

     Effective November 1, 2008, the American Home Canadian Branch (the Branch) entered into an assumption reinsurance and asset purchase agreement with Chartis Insurance Company of Canada, (formerly AIG Commercial Insurance Company of Canada), under which the existing and inforce policies of insurance issued by the Branch were novated to Chartis Insurance Company of Canada. Subsequent to the transfer, the Branch ceased operations and is in the process of being dissolved. The transaction has been accounted for at fair value in accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties (SSAP 25) as it qualifies as an "economic transaction". The fair value of the liabilities assumed by Chartis Insurance Company of Canada are approximately $2,146,053. In connection with Chartis Insurance Company of Canada's assumption of such liabilities, the Branch transferred assets at fair value that, in total, equal the obligations assumed by Chartis Insurance Company of Canada less a balance representing intangible assets of approximately $75,693 which are being deferred and will be amortized over a 10 year period and netted within the Company's other assets. The release of the liabilities and the transfer of the investments to Chartis Insurance Company of Canada by the Branch have been accounted for in the Company's Statement of Cash Flows as benefit and loss related payments of $331,200 and proceeds from investments sold, matured or repaid, respectively, resulting in these cash flow line items increasing by $1,225,013. The following table summarizes the pre-tax gain recognized by the Company as a

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     result of this transaction:

Description                                                         Amount
-----------                                                       ---------
Loss from investments included in realized capital gains/losses   $(210,868)
Underwriting gain                                                    13,762
Other income (ceding commission)                                     14,276
Gain relating to foreign exchange included in other income          371,741
                                                                  ---------
Net pre-tax gain                                                  $ 188,911
                                                                  =========

     In relation to and prior to this transaction, Chartis U.S. Inc. contributed capital to Chartis Insurance Company of Canada in the amount of approximately $964,000. Chartis U.S. Inc. obtained such funding via dividends paid by the following entities:

Company                                                    Dividend
-------                                                    --------
National Union Fire Insurance Company of Pittsburgh, Pa.   $299,000
American Home Assurance Company                             170,000
Commerce and Industry Insurance Company                     103,000
Chartis Property Casualty Company                           103,000
The Insurance Company of the State of Pennsylvania          122,000
New Hampshire Insurance Company                             167,000

     During the fourth quarter of 2008 and subsequent to this transaction, the Branch repatriated its remaining net assets of $921,000 to the Company. The Company subsequently utilized $691,000 of this repatriated amount to pay a dividend to Chartis U.S. Inc. of $691,000. Subsequently, Chartis U.S. Inc. contributed such funds to the following entities in consideration for the dividends paid to originally fund the transaction:

                                                              Capital
Company                                                    Contribution
-------                                                    ------------
National Union Fire Insurance Company of Pittsburgh, Pa.     $299,000
Chartis Property Casualty Company                             103,000
The Insurance Company of the State of Pennsylvania            122,000
New Hampshire Insurance Company                               167,000

     FOREIGN OPERATIONS RESTRUCTURING

     UK Restructure & Part VII

     In 2007 the foreign property and casualty division of AIG announced the restructuring of its United Kingdom (UK) general insurance operations designed to simplify the organization, provide an enhanced regulatory and legal platform and improve transparency and efficiency. In December 2007, New Hampshire Insurance Company transferred substantially all of the business written by its United Kingdom branch (the UK Branch) to AIG UK Ltd., a UK affiliate formerly known as Landmark Insurance Company Limited. This transfer was accomplished pursuant to an application made to the High Court of Justice in England and Wales for an order under Part VII of the Financial Services and Markets Act 2000 of the UK. The results of the UK branch had been previously

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     reported through the Company's participation in the Association. The Association reports on a fiscal year ending on November 30th. Although the Company's fiscal year ends on December 31st, the Company's annual financial statements have historically and consistently reported the results of its participation in the Association based on the Association's fiscal year close of November 30th. In order to achieve consistency in its financial reporting, the Company, with the permission of the New York and Pennsylvania Insurance Departments, recorded the effects of this transaction in its 2008 statutory financial statements.

     Amended Corporate Structure

     In 2007, to support the legal realignment of its UK operations, AIUO Ltd incorporated the intermediate holding companies AIG UK Holding Limited, AIG UK Financing Company Limited, and AIG UK Sub Holdings Limited. On November 26, 2007, AIUO Ltd transferred the shares of its wholly owned subsidiary, Landmark Insurance Company Ltd (Landmark) to AIU UK Holdings (UK Holdings) in return for share capital of UK Holdings. Landmark was then renamed AIG UK Ltd and its holding was cascaded down to AIG UK Financing Company Limited and on to AIG UK Sub Holding Company Limited in share for share exchanges on November 27 and 28, respectively. AIUO Ltd also transferred the shares in its wholly owned subsidiary, AIG Europe UK Limited to UK Holdings in exchange for the issuance of additional shares in UK Holdings. AIG Europe UK Limited was then renamed AIG UK Services Limited and its share holding was cascaded down through AIG UK Financing Company Limited, AIG UK Sub Holding company Limited and on to AIG UK Limited. Two other affiliates of the Company, AIG Europe Ireland and American International Company Ltd made cash contributions to UK Holding in exchange for share capital of UK Holdings.

     Business Transfer

     On December 1, 2007, AIG transferred all of the business written by New Hampshire Insurance Company's UK Branch to AIG UK Ltd. This transaction was accomplished pursuant to an application made to the High Court of Justice in England and Wales for an order under Part VII of the Financial Services and Markets Act 2000 of the UK to transfer the aforementioned business (Part VII Transaction). Prior to the transfer, the business of the UK Branch was recorded by the Company through its participation in the Association. By transferring the existing rights and future rights of the UK business, the Association members transferred the value of the business, and unrealized translation balances, to AIG UK Ltd and shares of AIG UK Ltd stock were issued to the members of the Association for fair value of the business transferred. These shares were then transferred to UK Holdings in exchange for shares in UK Holdings. New Hampshire UK Aviation business was transferred by New Hampshire directly, for shares of AIG UK Ltd stock equal to the fair value of the Aviation business transferred. Additionally, as part of the transaction several intercompany reinsurance agreements (both commutations and new contracts) were executed involving other subsidiaries of AIG. The results of the New Hampshire UK Aviation business had been previously reported through the Company's participation in the Commercial Pool.

     For US income tax purposes, the restructuring of the UK Branch qualified as a tax free reorganization. While generally tax free, certain intangible assets were recognized as taxable income upon transfer to AIG UK Ltd. pursuant to Internal Revenue Code section 367. Additionally, unrealized foreign currency gains and losses were realized upon the termination of the UK Branch. It is expected that foreign currency gains and losses offset each other for tax purposes resulting in an immaterial net number. The tax effects of the transaction reported in the Company's financial statements are disclosed below.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     During the 2008 year there were additional contributions to UK Holdings by the Association and AIUO Ltd. In aggregate, UK Holdings issued 21,448 common equity shares in exchange for all assets contributed, which included cash, intangibles and the value of the contributed entities and rights of the UK business.

     Completion of the aforementioned business transfer, including the related reinsurance transactions, resulted in the following changes to the 2008 Company's financial statements:

                                                    Investment in
                                   P VII Transfer    UK Holdings      Total
                                   --------------   -------------   ---------
Participation in the Association     $(383,080)       $(14,651)     $(397,731)
Liabilities                            446,151              --        446,151
Underwriting income                     57,634              --         57,634
Other income                             3,783              --          3,783
Net income (pre-tax)                    87,664              --         87,664
Surplus (pre-tax)                       63,071         (14,651)        48,420

F.   OTHER RELATED PARTY TRANSACTIONS

     The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2009 and 2008 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2009 and 2008 and all capital contributions and dividends.

                                                                     ASSETS RECEIVED BY      ASSETS TRANSFERRED BY
                                                                        THE COMPANY               THE COMPANY
                                                                  -----------------------   -----------------------
  DATE OF                                                         STATEMENT                 STATEMENT
TRANSACTION    EXPLANATION OF TRANSACTION     NAME OF AFFILIATE     VALUE     DESCRIPTION     VALUE     DESCRIPTION
-----------   ----------------------------   ------------------   ---------   -----------   ---------   -----------
06/30/09        Capital contribution (c)     Chartis U.S., Inc.    $    948     In kind      $     --        --
06/30/09        Capital contribution (a)     Chartis U.S., Inc.      75,923       Cash             --        --
06/30/09      Capital contribution (a) (c)   Chartis U.S., Inc.     157,679     In kind            --        --
12/31/09        Capital contribution (c)     Chartis U.S., Inc.      58,930     In kind            --        --
06/30/09          Capital contribution       Chartis U.S., Inc.      15,495       Cash             --        --
07/01/09        Capital contribution (b)     Chartis U.S., Inc.      27,886     In kind            --        --
12/31/09          Capital contribution       Chartis U.S., Inc.       6,425     In kind            --        --
06/22/09          Purchases of security        National Union       573,629      Bonds        573,629       Cash
10/30/09          Purchases of security             AIGSL           133,979      Bonds        133,979       Cash
07/01/09              Sale of bonds                 AIIC            219,257       Cash        219,257      Bonds

(a) Sale of Transatlantic Holdings, Inc. (TRH) - make whole agreement and tax sharing agreement

(b)  Sale of Personal Auto Group

(c)  Capital contributions in lieu of Tax Sharing Agreement

AIGSL: AIG Security Lending

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000's OMITTED)

                                                              ASSETS RECEIVED BY         ASSETS TRANSFERRED BY
                                                                  THE COMPANY                 THE COMPANY
                                                              ------------------        -----------------------
   DATE OF           EXPLANATION                              STATEMENT                 STATEMENT
TRANSACTION        OF TRANSACTION         NAME OF AFFILIATE     VALUE     DESCRIPTION     VALUE     DESCRIPTION
-----------   ------------------------   ------------------   ---------   -----------   ---------   -----------
  02/25/08            Dividend           Chartis U.S., Inc.    $     --        --       $ 90,000        Cash
  03/31/08            Dividend           Chartis U.S., Inc.          --        --        200,000        Cash
  06/30/08          Dividend (c)         Chartis U.S., Inc.          --        --         90,813(b)   In kind
  06/30/08            Dividend           Chartis U.S., Inc.          --        --        177,425        Cash
  09/30/08          Dividend (c)         Chartis U.S., Inc.          --        --        163,395        Cash
  11/30/08          Dividend (c)         Chartis U.S., Inc.          --        --        170,000(a)     Cash
  12/29/08          Dividend (c)         Chartis U.S., Inc.          --        --        683,000(a)     Cash
  12/31/08          Dividend (c)         Chartis U.S., Inc.          --        --          8,000(a)  Securities
  08/14/08      Purchases of security          AIGSL            177,605       Cash       177,605       Bonds
  08/15/08      Purchases of security          AIGSL            144,305       Cash       144,305       Bonds
  09/30/08      Capital contribution           AIGSL                898       Cash            --         --
   Various    Capital contribution (d)   Chartis U.S., Inc.     164,719     In kind           --         --
     (1)        Capital contribution     Chartis U.S., Inc.     691,000       Cash            --         --

(1) Reported as Type 1 subsequent event at December 31, 2008. The funds were received on March 30, 2009

(a) The transfer of Company's Canadian branch to Chartis Insurance Company of Canada - Refer to Note 5E

(b)  Transfer and reorganization of AIIC - Refer to Note 5E

(c)  Extraordinary dividend - Refer to Note 11

(d)  Capital contributions in lieu of Tax Sharing Agreement

The Company did not change its methods of establishing terms regarding any affiliate transactions during the years ended December 31, 2009, 2008 and 2007.

In the ordinary course of business, the Company utilizes Chartis Claims, Inc., AIG Technology, Inc., and PineBridge Investment LLC (PineBridge) for data center systems, investment services, salvage and subrogation, and claims management, respectively. As of March 2010, PineBridge was sold to a third party. It will continue to manage a portion of the Company's investments. In connection with these services, the fees incurred by the Company to these affiliates during 2009, 2008 and 2007 are outlined in the table below:

FOR THE YEARS ENDED DECEMBER 31,                                     2009       2008       2007
--------------------------------                                   --------   --------   --------
Chartis Claims, Inc. (formerly AIG Domestic Claims, Inc.)          $255,941   $254,033   $243,985
AIG Technology, Inc.                                                 28,727     31,036     28,562
PineBridge Investment LLC (formerly AIG Global Investment Corp.)      6,960      6,895      7,273
                                                                   --------   --------   --------
   TOTAL                                                           $291,628   $291,964   $279,820
                                                                   ========   ========   ========

As of December 31, 2009 and 2008, short-term investments included amounts invested in the AIG Managed Money Market Fund of $1,291,310 and $228,165, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000's OMITTED)

Federal and foreign income taxes recoverable from affiliates as of December 31, 2009 and 2008 amounted to $383,766 and $406,899, respectively.

At December 31, 2009, the amount due from National Union as the lead company of the intercompany pool is $90,429.

During 2009, 2008 and 2007 the Company sold premium receivables without recourse to AI Credit Corporation (AICC) (a formerly wholly owned AIG subsidiary) and recorded losses on these transactions as follows. AICC was purchased by an unaffiliated third party during 2009 and the outstanding receivables were sold by AICC to Risk Specialists Companies Insurance Agency, Inc. The Company did not sell any additional premiums receivable balances after the sale of AICC.

AS OF DECEMBER 31,           2009      2008      2007
------------------         -------   -------   -------
Accounts receivable sold   $27,148   $71,679   $53,865
Losses recorded                639     1,842     1,605

As of December 31, 2009 and 2008, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

AS OF DECEMBER 31,                                      2009      2008
------------------                                    -------   --------
Balances with pool member companies                   $90,429   $827,061
Balances less than 0.5% of admitted assets                406      3,656
                                                      -------   --------
RECEIVABLE FROM PARENT, SUBSIDIARIES AND AFFILIATES   $90,835   $830,717
                                                      =======   ========
Balances with pool member companies                   $21,373   $     --
Balances less than 0.5% of admitted assets             49,295     38,999
                                                      -------   --------
PAYABLE TO PARENT, SUBSIDIARIES AND AFFILIATES        $70,668   $ 38,999
                                                      =======   ========

On March 31, 2005 the Company and certain of its affiliates entered into a settlement agreement with an insured to release all the asbestos claims and other products coverage potentially available under the applicable insurance policies by making specified payments to the insured on a quarterly basis from March 2005 to December 2016. Between March 31, 2006 and March 25, 2008 the insured entered into a series of receivable sale agreements with AICC whereby AICC purchased the insured's March 2006 to December 2016 receivables of $365,000 for $278,930. The Company did not reduce its loss reserves for the agreements between the insured and AICC.

On October 27, 2009 AIG Funding, Inc. (AIGF) entered into an assignment and assumption agreement with AICC whereby AIGF assumed the remaining outstanding receivables from AICC, at net book value, as a partial

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000's OMITTED)

payment against outstanding intercompany loan principal balances owed to AIGF by AICC. The amount, at net book value, was $225,962.

NOTE 6 - REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes and large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2009, 2008 and 2007, the Company's net premiums written and net premiums earned were comprised of the following:

FOR THE YEARS ENDED DECEMBER 31,             2009                        2008                        2007
--------------------------------   ------------------------   -------------------------   -------------------------
                                     WRITTEN       EARNED       WRITTEN        EARNED       WRITTEN        EARNED
                                   ----------   -----------   -----------   -----------   -----------   -----------
Direct premiums                    $2,181,231   $ 2,429,839   $ 3,003,169   $ 4,553,852   $ 6,744,997   $ 7,388,935
Reinsurance premiums assumed:
   Affiliates                       7,553,633     8,250,685     9,358,318    10,173,382    11,006,993    11,024,337
   Non-affiliates                      51,887        46,888       166,239       238,591       173,756       107,304
                                   ----------   -----------   -----------   -----------   -----------   -----------
      GROSS PREMIUMS                9,786,751    10,727,412    12,527,726    14,965,825    17,925,746    18,520,576
                                   ----------   -----------   -----------   -----------   -----------   -----------
Reinsurance premiums ceded:
   Affiliates                       2,624,677     3,172,378     4,663,334     6,541,514     9,049,872     9,598,801
   Non-affiliates                   1,099,681     1,200,489     1,018,383     1,031,090     1,215,889     1,218,759
                                   ----------   -----------   -----------   -----------   -----------   -----------
      NET PREMIUMS                 $6,062,393   $ 6,354,545   $ 6,846,009   $ 7,393,221   $ 7,659,985   $ 7,703,016
                                   ==========   ===========   ===========   ===========   ===========   ===========

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2009 and 2008 with the return of the unearned premium reserve is as follows:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000's OMITTED)

                      ASSUMED REINSURANCE        CEDED REINSURANCE                NET
                    -----------------------   -----------------------   -----------------------
                     UNEARNED                  UNEARNED                  UNEARNED
                      PREMIUM    COMMISSION     PREMIUM    COMMISSION     PREMIUM    COMMISSION
                     RESERVES      EQUITY      RESERVES      EQUITY      RESERVES      EQUITY
                    ----------   ----------   ----------   ----------   ----------   ----------
DECEMBER 31, 2009
   Affiliates       $4,097,191    $529,996    $  887,195    $136,990    $3,209,996    $393,006
   Non-affiliates       10,657       1,378       380,113      58,692      (369,456)    (57,314)
                    ----------    --------    ----------    --------    ----------    --------
   TOTALS           $4,107,848    $531,374    $1,267,308    $195,682    $2,840,540    $335,692
                    ==========    ========    ==========    ========    ==========    ========
DECEMBER 31, 2008
   Affiliates       $4,747,277    $634,349    $1,416,996    $195,996    $3,330,281    $438,353
   Non-affiliates        5,651         755       480,922      66,520      (475,271)    (65,765)
                    ----------    --------    ----------    --------    ----------    --------
   TOTALS           $4,752,928    $635,104    $1,897,918    $262,516    $2,855,010    $372,588
                    ==========    ========    ==========    ========    ==========    ========

As of December 31, 2009 and 2008 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                     UNEARNED       PAID      RESERVES FOR
                      PREMIUM    LOSSES AND    LOSSES AND
                     RESERVES        LAE           LAE
                    ----------   ----------   ------------
DECEMBER 31, 2009
   Affiliates       $  887,195    $172,560     $12,759,773
   Non-affiliates      380,113     332,178       2,970,212
                    ----------    --------     -----------
   TOTAL            $1,267,308    $504,738     $15,729,985
                    ==========    ========     ===========
DECEMBER 31, 2008
   Affiliates       $1,416,996    $273,774     $13,650,198
   Non-affiliates      480,922     371,990       2,373,097
                    ----------    --------     -----------
   TOTAL            $1,897,918    $645,764     $16,023,295
                    ==========    ========     ===========

The Company's unsecured reinsurance recoverables as of December 31, 2009 in excess of 3.0% of its capital and surplus is set forth in the table below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000's OMITTED)

                                                                                       NAIC CO.
REINSURER                                                                                CODE        AMOUNT
---------                                                                              --------   -----------
Affiliates:
   National Union Pool                                                                      --    $11,580,956
   AIG Global Trade and Political Risk Insurance Co.                                     10651        239,039
   AIU Insurance Company                                                                 19399        151,044
   American International Life Assurance Co. NY (US)                                     60607          4,862
   American International Reinsurance Co. Ltd                                               --        352,865
   Chartis Specialty Insurance Company (f/k/a American Int'l Specialty Lines Ins Co)     26883          6,988
   Ascot Syndicate Lloyd's 1414                                                             --          2,183
   Audubon Insurance Company                                                             19933          1,120
   Chartis Europe S.A.                                                                      --         15,859
   Chartis Insurance Company Of Canada                                                      --          5,178
   Chartis Insurance Uk Ltd                                                                 --          6,099
   Chartis Overseas Ltd. (f/k/a American International Underwriters Overseas, Ltd.)         --        477,453
   Chartis Select Insurance Company                                                      10932          3,481
   Landmark Insurance Company                                                            35637          1,072
   Lexington Insurance Company                                                           19437         18,011
   United Guaranty Insurance Company                                                     11715         37,293
   Other affiliates below $1.0 million                                                      --          3,894
                                                                                                  -----------
      TOTAL AFFILIATES                                                                            $12,907,397
                                                                                                  -----------
   Transatlantic Reinsurance Company                                                     19453        217,709
   Transatlantic Reinsurance Company                                                        --          2,554
   Putnam Reinsurance Co.                                                                35157            253
                                                                                                  -----------
         TOTAL TRANSATLANTIC GROUP                                                                $   220,516
                                                                                                  -----------
   Lloyd's                                                                                  --        203,106
   Swiss Re Group                                                                           --        248,620
                                                                                                  -----------
      TOTAL NON-AFFILIATES                                                                            672,242
                                                                                                  -----------
   TOTAL AFFILIATES AND NON-AFFILIATES                                                            $13,579,639
                                                                                                  ===========

During 2009, 2008 and 2007, the Company reported in its Statements of Income statutory losses of $10,863, $165 and $144, respectively, as a result of losses incurred from commutations with the following reinsurers:

COMPANY                                    2009    2008   2007
-------                                  -------   ----   ----
American International Reinsurance Co.   $10,284   $ --   $ --
Other reinsurers below $1 million            579    165    144
                                         -------   ----   ----
TOTAL                                    $10,863   $165   $144
                                         =======   ====   ====

As of December 31, 2009 and 2008, the Company had reinsurance recoverables on paid losses in dispute of $128,137

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000's OMITTED)

and $112,640, respectively.

During 2009, 2008 and 2007, the Company wrote off related reinsurance recoverable balances of $8,952, $(4,906) and $13,734, respectively.

As described in Note 5, the Company is party to an inter-company pooling agreement. In the ordinary course of business, the Company also assumes business, primarily from affiliated entities. As of December 31, 2009 and 2008, the Company's premium receivable and losses payable on assumed business are as follows:

                             2009                               AFFILIATE   NON-AFFILIATE     TOTAL
                             ----                               ---------   -------------   --------
Premiums in course of collection                                 $174,732      $25,010      $199,742
Reinsurance payable on paid loss and loss adjustment expenses     198,362       11,835       210,197

                             2008                               AFFILIATE   NON-AFFILIATE     TOTAL
                             ----                               ---------   -------------   --------
Premiums in course of collection                                 $405,981      $ 6,474      $412,455
Reinsurance payable on paid loss and loss adjustment expenses     475,797       31,590       507,387

In 2009, the primary component of the affiliated assumed reinsurance balances summarized above were due from and to Chartis Specialty Insurance Company (formerly known as American International Specialty Lines Insurance Company) and Lexington Insurance Company (LEX). In 2009, AIIC was no longer an affiliate.

In 2008, the primary components of the affiliated assumed reinsurance balances summarized above relate to reinsurance agreements with member companies of the Personal Lines Pool (AIIC) and Chartis Specialty Insurance Company (CSIC). By virtue of participation in the inter-company pooling agreement, the Company's premium receivable and losses payable on assumed reinsurance attributable to parties excluded from the Commercial Pool as of December 31, 2009 and 2008 are as follows:

                                                                       2009                 2008
                                                                -----------------   -------------------
Caption                                                           CSIC      LEX       AIIC       CSIC
-------                                                         -------   -------   --------   --------
Premiums in course of collection                                $42,721   $20,696   $108,866   $161,177
Reinsurance payable on paid loss and loss adjustment expenses    75,872    18,815    150,587    199,331

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000's OMITTED)

NOTE 7 - RETROACTIVE REINSURANCE

In 2008, the Company commuted a reinsurance treaty ceded to affiliated company American International Reinsurance Co. (AIRCO). The treaty that incepted in 1998 was accounted for as retroactive reinsurance. During 2008, the Company recorded the following changes to Reserves Transferred, Paid Losses Reimbursed or Recovered, and Special Surplus from Retroactive Reinsurance attributable to this commutation:

                                                 2008
                                               --------
Reserves transferred                           $380,610
Paid losses recovered                           336,470
Consideration received                          201,005
Special surplus from retroactive reinsurance     44,140

The Company's retroactive reinsurance reserve balances (as reinsured or as reinsurer) as of December 31, 2009 and 2008, are set forth in the table below:

                                                          2009               2008
                                                    ----------------   ----------------
REINSURER                                           ASSUMED    CEDED   ASSUMED    CEDED
---------                                           -------   ------   -------   ------
Chartis Specialty Insurance Company                  $2,796   $   --    $2,810   $   --
Commerce and Industry Insurance Company of Canada     4,174       --     4,174       --
Lyndon Property Insurance Company                        --    1,388        --    1,691
Transatlantic Reinsurance Company                        --       --        --    1,308
All other reinsurers less than $1.0 million              --      640        --    1,908
                                                     ------   ------    ------   ------
   TOTAL                                             $6,970   $2,028    $6,984   $4,907
                                                     ======   ======    ======   ======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several ceded reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

As of December 31, 2009 and 2008, the Company's deposit assets and liabilities were comprised of the following:

                     DEPOSIT     DEPOSIT     FUNDS HELD    FUNDS HELD
                      ASSETS   LIABILITIES     ASSETS     LIABILITIES
                     -------   -----------   ----------   -----------
DECEMBER 31, 2009:
   Direct            $   --      $ 88,466      $    --        $--
   Assumed               --        90,013       88,515         --
   Ceded              1,595            --           --         --
                     ------      --------      -------        ---
   TOTAL             $1,595      $178,479      $88,515        $--
                     ======      ========      =======        ===

                     DEPOSIT      DEPOSIT     FUNDS HELD    FUNDS HELD
                      ASSETS    LIABILITIES     ASSETS     LIABILITIES
                     -------    -----------   ----------   -----------
DECEMBER 31, 2008:
   Direct            $     --     $ 95,776      $    --      $     --
   Assumed                 --       92,527       88,515            --
   Ceded              530,085           --           --       484,067
                     --------     --------      -------      --------
   TOTAL             $530,085     $188,303      $88,515      $484,067
                     ========     ========      =======      ========

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2009 and 2008 is set forth in the table below:

                                                                         2009                      2008
                                                               -----------------------   -----------------------
                                                                DEPOSIT      DEPOSIT      DEPOSIT      DEPOSIT
                                                                 ASSETS    LIABILITIES     ASSETS    LIABILITIES
                                                               ---------   -----------   ---------   -----------
BALANCE AT JANUARY 1                                           $ 530,085    $188,303     $ 751,468    $189,511
   Deposit activity, including loss recoveries                  (592,772)     (7,962)     (250,415)         78
   Interest income or expense, net of amortization of margin      24,465      (1,862)       12,068      (1,286)
   Non-admitted asset portion                                     39,817          --        16,964          --
                                                               ---------    --------     ---------    --------
BALANCE AS OF DECEMBER 31                                      $   1,595    $178,479     $ 530,085    $188,303
                                                               =========    ========     =========    ========

                                      2009                       2008
                            ------------------------   ------------------------
                            FUNDS HELD    FUNDS HELD   FUNDS HELD    FUNDS HELD
                              ASSETS     LIABILITIES     ASSETS     LIABILITIES
                            ----------   -----------   ----------   -----------
BALANCE AT JANUARY 1          $88,515     $ 484,067     $ 98,917     $ 695,928
   Contributions                   --           357           --           144
   Withdrawals                     --      (505,878)     (10,402)     (238,108)
   Interest                        --        21,454           --        26,103
                              -------     ---------     --------     ---------
BALANCE AS OF DECEMBER 31     $88,515     $      --     $ 88,515     $ 484,067
                              =======     =========     ========     =========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with NY SAP, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) are treated as affiliated.

On December 16, 2009, all contracts ceded by the Company directly or indirectly to Union Excess were commuted and the net balances among all the parties have been settled. As a result of such settlement of balances, the Company received net cash of $43,838, securities of $2,289, and the release of $287,133 of funds held liabilities for the settlement of deposit assets of $385,967 with a non-admitted portion of $39,817. Also, during 2009, loss recoveries from Union Excess resulted in decreases in deposit assets and funds held liabilities of $218,745. The net effect of these transactions was to reduce surplus to policyholders by $(12,890).

The Company also holds a note from Union Excess in the amount of $37,009. The note is secured by the proceeds of a certain swap transaction between Union Excess and Starr International Company, Inc. (SICO). SICO is contesting liability under the swap; as such, the Company has provided a 100% valuation allowance.

During 2008, the Company commuted deposit balances of $47,290 with a participant in the Union Excess reinsurance programs, resulting in no gain or loss to the Company, and balances of $141,711 with European Reinsurance Company Ltd., resulting in a loss of $2,323.

NOTE 9 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. federal income tax return with the Ultimate Parent and its domestic subsidiaries.

Beginning in January 1, 2008, a tax Sub Group was formed among twenty seven Chartis U.S. Inc. (formerly known as AIG Commercial Insurance Group, Inc.) and United Guaranty Companies under Chartis, Inc. The tax Sub Group will be allocated tax and will pay or receive its portion of the consolidated tax benefit or liability as if the Sub Group were filing its own consolidated income tax return except that AIG, Inc. will also reimburse the Sub Group Parent currently for any subgroup tax attributes utilized in the AIG, Inc. consolidated income tax return to the extent they were not otherwise utilized on a separate company basis.

Once the tax is allocated to the Sub Group, the Sub Group then allocates taxes to member companies as if the member companies were on a separate return basis except that current benefit for losses is given if losses or tax attributes are utilized by the Sub Group.

In addition, to the provisions outlined above, the agreement further provides that:

- Any tax realized by the Company from triggering the deferred inter-company gain (as determined under Treasury Regulation Section 1.1502-13) of a "Qualifying Transaction" will be paid by AIG, Inc. A Qualifying Transaction is the transfer or sale of the stock or substantially all of the assets of an operating subsidiary which results in a deferred inter-company gain, including the pre-existing deferred inter-company gain from a prior sale or transfer.

- As of the effective date of the agreement and for future periods, Chartis, Inc. assumed or will assume each Sub Group members' Tax Reserve in a deemed capital transaction. Tax Reserves mean any unrecognized tax benefit

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     recorded in accordance with ASC 740 and any tax liability recorded as the result of an agreed upon adjustment with the tax authorities.

- The tax sharing agreement was modified to be consistent with the AIG, Inc. and Federal Reserve Bank of New York Credit Agreement ("Credit Agreement"). Generally, the amended agreement provides that in an Asset Sale the Company will remit to AIG, Inc. no more than it otherwise would have absent the Credit Agreement.

- In the event the Company is deconsolidated from the AIG consolidated federal income tax return, AIG Parent, Sub Group Parent, and the Company will determine under a separate agreement the final allocation of tax attributes and the final settlement of inter-company tax balances.

Pursuant to the current tax sharing agreement, Chartis, Inc. assumed tax liabilities related to uncertain tax positions and tax liability recorded as the result of an agreed upon adjustment with the tax authorities of $64,922 and $164,719 for 2009 and 2008, respectively. In addition, AIG assumed tax of $157,679 and $0 relating to qualifying transactions during 2009 and 2008, respectively, relating to an asset sale in accordance with the Credit Agreement.

For 2007, the Company filed a consolidated U.S. federal income tax return with the Ultimate Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Ultimate Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Ultimate Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return.

The federal income tax recoverable/payable in the accompanying statement of admitted assets, liabilities, and capital and surplus are due to/from the Parent. The statutory U.S. federal income tax rate is 35% at December 31, 2009.

The Paragraph references in the tables below refer to corresponding paragraphs in SSAP 10R.

The components of the Company's net deferred tax assets/liabilities as of December 31, 2009 and 2008 are as follows:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

As of December 31,

                                                                            2009                               2008
                                                             ---------------------------------  ---------------------------------
                                                              ORDINARY    CAPITAL      TOTAL     ORDINARY    CAPITAL      TOTAL
                                                             ----------  ---------  ----------  ----------  ---------  ----------
Gross deferred tax assets                                    $1,258,259  $ 167,785  $1,426,044  $1,013,673  $ 191,058  $1,204,731
   Less: valuation allowance                                         --         --          --          --         --          --
                                                             ----------  ---------  ----------  ----------  ---------  ----------
Adjusted gross DTAs after valuation allowance                 1,258,259    167,785   1,426,044   1,013,673    191,058   1,204,731
Gross deferred tax liabilities                                  (42,638)  (194,631)   (237,269)    (37,046)  (318,829)   (355,875)
                                                             ----------  ---------  ----------  ----------  ---------  ----------
Net deferred tax assets/(liabilities) before admissibility
   test                                                       1,215,622    (26,846)  1,188,775     976,627   (127,772)    848,856
                                                             ==========  =========  ==========  ==========  =========  ==========
Admitted pursuant to:
Carried back losses that reverse in subsequent calendar
   year                                                          73,903     53,031     126,934     330,907         --     330,907
The lesser of adjusted gross DTAs realizable within
   12 months or 10% statutory surplus                           309,996         --     309,996     115,706         --     115,706
Adjusted gross DTAs that can be offset against DTLs             122,514    114,754     237,268      37,046    318,829     355,875
Additional admitted DTAs
Carried back losses that reverse in subsequent three
   calendar year                                                     --         --          --          --         --          --
The lesser of adjusted gross DTAs realizable within
   36 months or 15% statutory surplus                           272,916         --     272,916          --         --          --
Adjusted gross DTAs that can be offset against DTLs                  --         --          --          --         --          --
                                                             ----------  ---------  ----------  ----------  ---------  ----------
Total admitted deferred tax asset                               779,329    167,785     947,114     483,659    318,829     802,489
Deferred DTLs                                                   (42,638)  (194,631)   (237,269)    (37,046)  (318,829)   (355,875)
                                                             ----------  ---------  ----------  ----------  ---------  ----------
Net admitted DTAs                                               736,691    (26,846)    709,846     446,613         --     446,613
Non admitted DTAs                                               478,930         (0)    478,930     530,014   (127,772)    402,243
                                                             ----------  ---------  ----------  ----------  ---------  ----------
Total net DTAs                                                1,215,622    (26,846)  1,188,776     976,627   (127,772)    848,856
                                                             ==========  =========  ==========  ==========  =========  ==========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

The Company has elected to admit DTAs pursuant to Paragraph 10.e.. It recorded an increase in admitted DTAs as the result of its election to employ the provisions of Paragraph 10.e. as follows:

                                                                           CHANGE DURING 2009
                                                                     ------------------------------
DESCRIPTION                                                          ORDINARY    CAPITAL    TOTAL
-----------                                                          -------    --------   --------
Gross deferred tax assets                                             244,586    (23,273)   221,313
   Less: valuation allowance                                               --         --         --
                                                                     --------   --------   --------
Adjusted gross DTAs after valuation allowance                         244,586    (23,273)   221,313
Gross deferred tax liabilities                                         (5,592)   124,199    118,607
                                                                     --------   --------   --------
Net deferred tax assets/(liabilities) before admissibility test       238,994    100,926    339,920
                                                                     ========   ========   ========
Admitted pursuant to:
Carried back losses that reverse in subsequent calendar year         (257,004)    53,031   (203,974)
The lesser of adjusted gross DTAs realizable within 12 months or
   10% statutory surplus                                              194,290         --    194,290
Adjusted gross DTAs that can be offset against DTLs                    85,468   (204,076)  (118,608)
Additional admitted DTAs
Carried back losses that reverse in subsequent three calendar year         --         --         --
The lesser of adjusted gross DTAs realizable within 36 months or
   15% statutory surplus                                              272,916         --    272,916
Adjusted gross DTAs that can be offset against DTLs                        --         --         --
                                                                     --------   --------   --------
Total admitted deferred tax asset                                     295,670   (151,045)   144,625
Deferred DTLs                                                          (5,592)   124,199    118,607
                                                                     --------   --------   --------
Net admitted DTAs                                                     290,078    (26,846)   263,232
Non-admitted DTAs                                                     (51,084)   127,772     76,688
                                                                     --------   --------   --------
Total net DTAs                                                        238,994    100,926    339,920

The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation resulting from the use of paragraph 10.a., 10.b., 10.c., and 10.e. are as follows:

DESCRIPTION                              WITH P.S 10.A.-C   WITH P.S 10.E.   DIFFERENCE
-----------                              ----------------   --------------   ----------
Admitted DTAs                                 436,930            709,846        272,916
Admitted assets                               674,198            947,114        272,916
Statutory surplus                             502,718            754,077        251,359
Total adjusted capital                             --          5,085,399      5,085,399
Authorized control level used in 10.d.             --                 --             --

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

During 2009, 2008 and 2007, the Company's current income tax expense/ (benefit) was comprised of the following:

For the years ended December 31,                                            2009        2008       2007
--------------------------------                                         ---------   ---------   --------
Income tax expense/(benefit) on net underwriting and investment income   ($215,953)  $ 135,559   $309,946
Tax on capital gains/(losses)                                               57,389    (270,995)    29,141
Foreign income tax expense/(benefit)                                        37,836          --         --
Federal income tax adjustment - prior years                                 55,810      99,679     38,413
                                                                         ---------   ---------   --------
CURRENT INCOME TAX EXPENSE/(BENEFIT) INCURRED                            ($ 64,918)  ($ 35,757)  $377,500
                                                                         =========   =========   ========

The composition of the Company's net deferred tax assets as of December 31, 2009 and 2008, along with the changes in deferred income taxes for 2009, is set forth in the table below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

AS OF DECEMBER 31,                                     2009         2008       CHANGE    CHARACTER
------------------                                  ----------   ----------   --------
Deferred tax assets:
   Loss reserve discount                            $  452,188   $  377,943   $ 74,245      Ord
   Non-admitted assets                                 177,668      169,600      8,068      Ord
   Unearned premium reserve                            256,677      276,479    (19,802)     Ord
   Unrealized capital loss                             104,640       30,153     74,487      Cap
   Partnerships                                         98,805       56,739     42,066      Ord
   Bad debt                                            104,852      127,614    (22,762)     Ord
   Investment write downs                               77,069      102,927    (25,858)     Cap
   Goodwill & deferred revenue                          56,656       29,949     26,707      Ord
   Deferred intercompany gain/loss                      29,642           --     29,642      Cap
   Foreign tax credits                                  37,573       25,959     11,614      Ord
   Deferred tax on CFC outside basis difference         20,505           --     20,505      Ord
   Other temporary differences                           9,769        7,368      2,401      Ord
                                                    ----------   ----------   --------
      GROSS DEFERRED TAX ASSETS                      1,426,044    1,204,731    221,313
   Non-admitted deferred tax assets                   (478,930)    (402,242)   (76,688)
                                                    ----------   ----------   --------
   ADMITTED DEFERRED TAX ASSETS                        947,114      802,489    144,625
                                                    ==========   ==========   ========
Deferred tax liabilities:
   Unrealized capital gains                           (193,701)    (318,829)   125,128      Cap
   Investments                                         (10,014)      (5,121)    (4,893)     Ord
   Depreciation                                        (15,120)     (19,370)     4,250      Ord
   AIUOA Captial gains                                  (2,382)      (2,382)        --      Cap
   Other temporary differences                         (16,051)     (10,173)    (5,878)     Ord
                                                    ----------   ----------   --------
      GROSS DEFERRED TAX LIABILITIES                  (237,268)    (355,875)   118,607
                                                    ----------   ----------   --------
   NET ADMITTED DEFERRED TAX ASSETS                    709,846      446,614    263,232
                                                    ==========   ==========   ========
Gross deferred tax assets                            1,426,044    1,204,731    221,313
Gross deferred tax liabilities                        (237,268)    (355,875)   118,607
                                                    ----------   ----------   --------
NET DEFERRED TAX ASSETS                              1,188,776      848,856    339,920
Income tax effect of unrealized capital gains                                  199,615
                                                                              --------
Total change in deferred tax                                                   140,305
                                                                              ========
Change in deferred tax - current year                                           59,354
Change in deferred tax - prior period correction                                80,951

The application of SSAP 10R requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized (a likelihood of more than 50 percent). Significant judgment is required to determine whether a valuation allowance is necessary and the amount of such valuation allowance, if appropriate.

When making its assessment about the realization of its deferred tax assets at December 31, 2009, the Company considered all available evidence, as required by income tax accounting guidance, including:

- the nature, frequency, and severity of current and cumulative financial reporting losses;

- transactions completed, including the sale of TRH, and transactions expected to be completed in the near future;

- the carryforward periods for the net operating and capital loss and foreign tax credit carryforward;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

- the application of the amended tax sharing agreement between the Tax Sub Group and the Ultimate Parent; and

- tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax assets.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustments, either positive or negative, could be material to the Company's financial condition or its results of operations for an individual reporting period.

At December 31, 2009, the Company recorded gross deferred tax assets before valuation allowance of $1,426,044. The full amounts are more likely than not to be realized. Therefore, the Company reflected zero valuation allowance against its deferred tax assets.

The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the years ended December 31, 2009, 2008 and 2007 are as follows:

                                                           2009                     2008                      2007
                                                  ----------------------   ----------------------   -----------------------
                                                    AMOUNT    TAX EFFECT     AMOUNT    TAX EFFECT     AMOUNT     TAX EFFECT
                                                  ---------   ----------   ---------   ----------   ----------   ----------
Net income before federal income taxes
   and capital gains taxes                        $ 184,874   $  64,706    $ 325,408   $ 113,893    $1,725,242   $ 603,835
BOOK TO TAX ADJUSTMENTS:
   Tax exempt income                               (456,093)   (159,632)    (481,365)   (168,478)     (543,812)   (190,334)
   Intercompany dividends                           (94,815)    (33,185)        (315)       (110)           --          --
   Dividends received deductions                    (18,128)     (6,345)     (55,610)    (19,464)       (5,993)     (2,098)
   Meals and entertainment                              862         302        1,412         494         1,749         612
   Non-deductible penalties                              --          --          761         266         1,508         528
   Change in non-admitted assets                   (102,726)    (35,954)     120,143      42,050      (138,048)    (48,318)
   Federal income tax adjustments - prior years          --      11,457           --          --            --      55,224
   Branch termination                                    --          --       13,298       4,654            --          --
   Transfer pricing adjustments                          --          --       11,949       4,182            --          --
   Sale of divested entities                        (70,576)    (24,702)          --          --            --          --
   Change in tax positions                               --      59,878           --      32,007            --      31,842
   Other non-taxable income                              --       1,399       (7,179)     (2,513)           --          --
   Other                                             (4,392)     (2,195)          --      (2,321)           --          --
                                                  ---------   ---------    ---------   ---------    ----------   ---------
      TOTAL BOOK TO TAX ADJUSTMENTS                (745,867)   (188,977)    (396,906)   (109,231)     (684,596)   (152,544)
                                                  ---------   ---------    ---------   ---------    ----------   ---------
TOTAL FEDERAL TAXABLE INCOME AND TAX              ($560,993)  ($124,271)   ($ 71,498)  $   4,662    $1,040,646   $ 451,291
                                                  =========   =========    =========   =========    ==========   =========
   Current federal income tax                                  (122,307)                 235,238                   348,359
   Income tax on net realized capital gains                      57,389                 (270,995)                   29,141
   Change in net deferred income taxes                          (59,354)                  40,419                    73,791
                                                              ---------                ---------                 ---------
   TOTAL FEDERAL INCOME TAX                                    (124,271)                   4,662                   451,291
                                                              =========                =========                 =========

The amount of federal income tax incurred and available for recoupment in the event of future net operating losses for tax purposes for 2009 is set forth in the table below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

YEAR   ORDINARY   CAPITAL    TOTAL
----   --------   -------   ------
2008    73,903       None   73,903
2009      None     59,052   59,052

As of December 31, 2009, the Company had $37,573 foreign tax credits carry forwards available to offset against future taxable income. The Company had no unused net operating loss or capital loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2009 and 2008. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to ($309,933) during 2009, $138,061 during 2008, and $231,602 during 2007.

As of December 31, 2009, the Company had no deposits under IRC Section 6603.

As of December 31, 2009 and 2008, the unrecognized tax benefits, excluding interest and penalties, held by Chartis, Inc. relating to the Company is $143,695 and $95,795, respectively.

Under the current tax allocation agreement, interest and penalties related to uncertain tax positions taken by the company are accrued not by the Company but by Chartis, Inc., the Subgroup parent. At December 31, 2009 and 2008, the interest accrued by Chartis Inc. relating to the Company's uncertain tax positions was $17,253 and $8,643.

Listed below are the tax years that remain subject to examination by major tax jurisdictions:

AT DECEMBER 31, 2009

MAJOR TAX JURIDICTIONS   OPEN TAX YEARS
----------------------   --------------
UNITED STATES              2000 - 2008

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A.   PENSION

     Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

     Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

     The following table sets forth the funded status of the AIG U.S. retirement plan, valued in accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 89, Accounting for Pensions.

AS OF DECEMBER 31,                     2009         2008
------------------                  ----------   ----------
Fair value of plan assets           $3,350,505   $2,723,034
Less projected benefit obligation    3,366,515    3,378,509
                                    ----------   ----------
Funded status                       $  (16,010)  $ (655,475)
                                    ==========   ==========

     The Company's share of net expense for the qualified pension plan was $13,939, $6,772 and $5,001 for the years ended December 31, 2009, 2008 and
     2007, respectively. In March 2009, AIG contributed $420,000 to the AIG U.S. retirement plan. The allocation from the holding company is based on payroll for the Company.

     The Company also operates several defined benefit plans at the Japan branch. These plans are generally based on either the employees' years of credited service and compensation in the years preceding retirement or on points accumulated based on the employee's job grade and other factors during each year of service. As of December 31, 2009 and 2008, the Company recorded, in other liabilities, its pension liabilities of $12,832.

B.   POSTRETIREMENT BENEFIT PLANS

     AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $5,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

     Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     AIG's U.S. postretirement medical and life insurance benefits obligations, valued in accordance with NAIC Statement of Statutory Accounting Principles
     (SSAP) No. 11, Postemployment Benefits and Compensated

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     Absences as of December 31, 2009 and 2008 were $200,768 and $198,015, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $95, $265 and $310 for the years ended December 31, 2009, 2008 and 2007, respectively.

     AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans. The allocation from the holding company is based on payroll for the Company.

     The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2009, 2008 and 2007 are set forth in the table below:

AS OF DECEMBER 31,                               2009                2008                2007
------------------                        -----------------   -----------------   -----------------
Discount rate                                   6.00%               6.50%               6.50%
Rate of compensation increase (average)         4.00%               4.25%               4.25%
Measurement date                          December 31, 2009   December 31, 2008   December 31, 2007
Medical cost trend rate                          N/A                 N/A                 N/A

C.   STOCK OPTION AND DEFERRED COMPENSATION PLANS

     Some of the Company's officers and key employees could receive compensation pursuant to awards under several share-based employee compensation plans; AIG 1999 Stock Option Plan, as amended; AIG 1996 Employee Stock Purchase Plan, as amended; AIG 2002 Stock Incentive Plan, as amended under which AIG has issued time-vested restricted stock units and performance restricted stock units; AIG 2007 Stock Incentive Plan, as amended, and the AIG 2005-2006 Deferred Compensation Profit Participation Plan. AIG currently settles share option exercises and other share awards to participants by issuing shares it previously acquired and holds in its treasury account. During 2009, 2008 and 2007, AIG allocated $12,572, $18,153, and $14,028, respectively, of the cost of these stock options and certain other deferred compensation programs to the Company.

D.   POST-EMPLOYMENT BENEFITS AND COMPENSATED BALANCES

     AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

E.   IMPACT OF MEDICARE MODERNIZATION ACT ON POST RETIREMENT BENEFITS

     On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 were signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that AIG will receive

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     for 2009 is $3,500.

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A.   CAPITAL AND SURPLUS

     The portion of unassigned surplus as of December 31, 2009 and 2008 represented by each item below is as follows:

                                2009         2008
                            -----------   ---------
Unrealized gains            $   441,772   $ 739,654
Non-admitted asset values    (1,087,959)   (964,416)
Provision for reinsurance       (88,624)    (95,592)

     In calculating the provision for reinsurance as of December 31, 2009, Management utilized collateral including letters of credit and assets in trust provided by its Ultimate Parent of $268,854 and $425,179, respectively. The use of these assets was approved by the domiciliary regulator.

     The changes in unrealized gains and non-admitted assets reported in the Statements of Income and Changes in Capital and Surplus were derived as follows:

Change in net unrealized gains                                   2009         2008
------------------------------                                ---------   -----------
Unrealized gains, current year                                $ 441,772   $   739,654
Unrealized gains, previous year                                 739,654     2,027,439
                                                              ---------   -----------
Change in unrealized gains                                     (297,882)   (1,287,785)
Change in tax on unrealized gains                               202,913        94,517
Change in accounting principles SSAP 43R                         (6,693)           --
Adjustments to beginning surplus, including $3,395
   of adjustments to the income tax effect of capital gains      (8,900)           --
Amortization of goodwill                                         (2,502)       (1,182)
                                                              ---------   -----------
Change in unrealized, net of taxes                            $(113,064)  $(1,194,450)
                                                              =========   ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

Change in non-admitted asset values            2009          2008
-----------------------------------        -----------   -----------
Non-admitted asset values, current year    $(1,087,959)  $  (964,416)
Non-admitted asset values, previous year      (964,416)   (1,011,589)
                                           -----------   -----------
Change in non-admitted assets                 (123,543)       47,173
Change in accounting principles SSAP 10R      (272,916)           --
Adjustments to beginning surplus                77,692            --
                                           -----------   -----------
Change in non-admitted assets              $  (318,767)  $    47,173
                                           ===========   ===========

     During 2006, the Company settled a previously established tax recoverable with AIG as part of its tax allocation agreement. The settlement occurred prior to the filing of its tax return. Upon completion of its tax filing which was subsequent to December 31, 2007, the Company determined that the settled amount exceeded the actual recoverable by $160,000 resulting in a payable due to AIG by the Company. AIG agreed to forgive this payable resulting in the treatment of this amount as a capital contribution to the Company. This capital contribution has been reflected in the Company's financial position as of December 31, 2007.

B.   RISK-BASED CAPITAL REQUIREMENTS

     The NAIC has adopted a Risk-Based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

     In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2009 reporting period.

C.   DIVIDEND RESTRICTIONS

     Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2009, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2008) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of NY SAP. As of December 31, 2009, the maximum dividend payment, which may be made without prior approval during 2010, is approximately $559,904.

     Within the limitations noted above, no dividends may be paid out of segregated surplus. There are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     The Company paid no dividends in 2009 and during 2008, the Company paid $1,582,633 in dividends to Chartis U.S. Inc. which included $1,115,208 of extraordinary dividends. All of the extraordinary dividends were approved by NY SAP. Refer to Note 5F for additional information.

NOTE 12 - CONTINGENCIES

A.   LEGAL PROCEEDINGS

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     AIG, National Union, and Chartis Specialty Insurance Company (f/k/a American International Specialty Lines Insurance Company) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current action, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations.

     The intervening plaintiffs had requested a stay of all trial court proceedings pending their appeal of an order dismissing certain lawyers and law firms who represented parties in the underlying class and derivative actions. After the Alabama Supreme Court affirmed the trial court's dismissal in September 2008, the intervening plaintiffs filed an Amended Complaint in Intervention on December 1, 2008, which named Caremark, AIG and certain subsidiaries, including National Union and Chartis Specialty Insurance Company, as defendants, and purported to bring claims against all defendants for deceit and conspiracy to deceive, and to bring a claim against AIG and its subsidiaries for aiding and abetting Caremark's alleged deception.

     After the defendants moved to dismiss the Amended Complaint in Intervention and, in the alternative, for a more definite statement, and the plaintiffs reached an agreement to withdraw additional motions seeking to disqualify

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     certain plaintiffs' counsel, on March 2, 2009, the court granted the intervening plaintiffs' motion to withdraw the Amended Complaint in Intervention. On April 14, 2009, the court established a schedule for class action discovery that was scheduled to lead to a hearing on class certification in March 2010. The court has since entered an order appointing a special master to resolve certain discovery disputes and requiring the parties to submit a new discovery schedule after those disputes are resolved. The parties are presently engaged in class discovery.

     On September 2, 2005, certain AIG companies including American Home Assurance Company, AIU Insurance Company and New Hampshire Insurance Company (collectively, the AIG Parties) sued (i) The Robert Plan Corporation (RPC), an agency that formerly serviced assigned risk automobile insurance business for the AIG Parties; (ii) certain affiliates of RPC; and (iii) two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Parties and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. The parties filed cross motions to dismiss various counts of the complaint and counterclaims. These motions were granted in part and denied in part by the court. RPC appealed certain aspects of the court's ruling. That appeal remains pending. On August 25, 2008, RPC, one of its affiliates, and one of the defendant RPC executives filed voluntary petitions for relief under chapter 11 of title 11 of the United States Code (the Bankruptcy Code). On October 7, 2008, the Court entered an Order staying this action in light of those bankruptcy proceedings. On January 15, 2009, RPC filed a notice of removal to the United States District Court for the Southern District of New York. The action was subsequently transferred to the Eastern District of New York and then referred to the United States Bankruptcy Court for that District. The AIG Parties moved to remand the case, and the Court granted that motion on April 12, 2010. On January 19, 2010, the Court entered an Order converting the bankruptcy proceeding to one under Chapter 7 of the Bankruptcy Code.

     In July 2007, RPC (along with Eagle Insurance Company (Eagle) and Newark Insurance Corporation (Newark), two of RPC's subsidiary insurance companies) filed a separate complaint in New Jersey alleging claims for fraud and negligent misrepresentation against AIG and the AIG Parties in connection with certain 2002 contracts. That complaint seeks damages of at least $100,000, unspecified punitive damages, declaratory relief, and imposition of a constructive trust.

     Because Eagle and Newark are in liquidation with the Commissioner of the New Jersey Department of Banking and Insurance as liquidator, the AIG Parties believe that only the Commissioner -- and not RPC -- has the authority to direct Eagle and Newark to bring the claims asserted in this action. On December 7, 2007, this action was stayed pending judicial determination of this issue in the Eagle/Newark rehabilitation/liquidation proceeding. In October 2008, the Court dismissed the action without prejudice for failure to prosecute.

     Nevertheless, on January 14, 2009, RPC filed a notice of removal of the New Jersey action to the United States District Court for the District of New Jersey and, on February 2, 2009, moved to transfer the New Jersey action to the Eastern District of New York, where RPC's Chapter 11 proceeding is pending. The AIG Parties filed a motion to dismiss the case for lack of subject matter jurisdiction because the purportedly removed action had been dismissed three months before RPC filed its purported notice of removal, and consideration of RPC's transfer motion was stayed until the Court ruled on the AIG Parties' motion to dismiss. On August 10, 2009, the Court granted the AIG Parties' motion to dismiss and denied RPC's transfer motion as moot. To the AIG Parties'

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     knowledge, since that time, RPC has not sought to have the New Jersey state court action reinstated.

     The AIG Parties believe that RPC's claims are without merit and intend to defend them vigorously, but cannot now determine whether RPC will attempt to reassert its claims in New Jersey or estimate either the likelihood of prevailing in these actions or the potential damages in the event liability is determined.

     Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of February 29, 2008, eligible policyholders entitled to receive approximately $358,700 (or 95%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. In accordance with the settlement agreements, all amounts remaining in the Excess Casualty Fund were used by AIG to settle claims from other policyholders relating to such practices.

     Various state regulatory agencies have reviewed certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. On January 29, 2008 AIG reached settlements in connection with these state reviews, subject to court approval, with the Attorneys General of the States of Florida, Hawaii, Maryland, Michigan, Oregon, Texas and West Virginia, the Commonwealths of Massachusetts and Pennsylvania, and the District of Columbia; the Florida Department of Financial Services; and the Florida Office of Insurance Regulation. The settlement agreements call for AIG to pay a total of $12,500 to be allocated among the ten jurisdictions and also require AIG to continue to maintain certain producer compensation disclosure and ongoing compliance initiatives. On March 13, 2008, AIG also reached a settlement with the Pennsylvania Insurance Department, which calls for AIG to provide annual reinsurance reports and maintain certain producer compensation disclosure and ongoing compliance initiatives, and to pay a total of $13,500, $4,400 of which was previously paid to Pennsylvania in connection with prior settlement agreements.

     On February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG and certain of its subsidiaries, including the Company, alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The State of Minnesota sought injunctive relief, damages, penalties and interest. In December 2007, the parties settled the matter, which

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     resolved claims asserted on behalf of the Minnesota Department of Revenue through tax year 2003, the Minnesota Special Compensation Fund through fiscal year 2003 and the Minnesota Attorney General through 2003, without compromising any of the claims of the Minnesota Insurance Guaranty Association, Minnesota Assigned Risk Plan or Minnesota Department of Commerce.

     On May 24, 2007, the National Workers Compensation Reinsurance Pool (NWCRP), on behalf of its participant members, filed a lawsuit against AIG and certain of its subsidiaries, including the Company (collectively, the AIG parties), with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint alleges claims for violations of the Racketeer Influenced and Corrupt Organizations Act (RICO), breach of contract, fraud and related state law claims arising out of AIG's alleged underpayment of these assessments between 1970 and the present and seeks damages purportedly in excess of $1,000,000. On August 6, 2007, the court denied the AIG parties' motion seeking to dismiss or stay the complaints or in the alternative, to transfer to the Southern District of New York. On December 26, 2007, the court denied the AIG parties' motion to dismiss the complaint. On March 17, 2008, the AIG parties filed an amended answer, counterclaims and third-party claims against the National Council on Compensation Insurance (in its capacity as attorney-in-fact for the NWCRP), the NWCRP, its board members, and certain of the other insurance companies that are members of the NWCRP alleging violations of RICO, as well as claims for conspiracy, fraud, and breach of fiduciary duty. The counterclaim-and third-party defendants filed motions to dismiss on June 9, 2008. On January 26, 2009, the AIG parties filed a motion to dismiss all claims in the complaint for lack of subject-matter jurisdiction. On February 23, 2009, the Court issued an order denying the motion to dismiss the AIG parties' counterclaims; granting the portion of the third-party defendants' motion to dismiss as to the AIG parties' third-party claims for RICO violations and conspiracy; and denying the portion of the third-party defendants' motion to dismiss as to the AIG parties' third-party claims for fraud, breach of fiduciary duty and unjust enrichment. On April 13, 2009, one of the third-party defendants filed third-party counterclaims against AIG, certain of its subsidiaries and certain former executives. On August 20, 2009, the court granted the AIG parties' motion to dismiss the NWCRP's claims for lack of subject matter jurisdiction. On September 25, 2009, the AIG parties, now in the position of plaintiff, filed an amended complaint that repleads their RICO and conspiracy claims - previously counterclaims that were dismissed without prejudice - against several competitors, as well as repleads the AIG parties' already sustained claims for fraud, breach of fiduciary duty and unjust enrichment against those parties, the NWCRP and the NCCI. On October 8, 2009, one competitor filed amended counterclaims against the AIG parties. The amended counterclaim is substantially similar to the complaint initially filed by the NWCRP, but also seeks damages related to non-NWCRP states and guaranty funds, in addition to asserting claims for other violations of state law. On October 30, 2009, all of the parties now in the position of defendant - the AIG parties' competitors, the NWCRP and NCCI - filed motions to dismiss many of the AIG parties' amended claims, and the AIG parties filed a motion to dismiss many of their competitor's counterclaims. Discovery is proceeding and fact discovery is currently scheduled to be completed by March 15, 2011.

     On April 1, 2009, a purported class action was filed in Illinois federal court against AIG and certain of its subsidiaries on behalf of a putative class of NWCRP participant members with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint was styled as an "alternative complaint," should the court grant the AIG parties' motion to dismiss all claims against the defendants in the NWCRP lawsuit for lack of subject matter jurisdiction. The allegations in the class action complaint are substantially similar to those filed by the NWCRP, but the complaint adds certain former AIG executives as defendants and a RICO claim against those individuals. On August 28, 2009, the class action plaintiffs filed an amended complaint, removing the AIG executives as defendants. On October 30, 2009, the AIG parties filed a

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     motion to dismiss many of the claims asserted in the class action complaint. Class discovery has been completed; merits discovery is proceeding and is scheduled to be completed by March 15, 2011.

     On March 28, 2008, a Minnesota federal court granted AIG's motion to dismiss a lawsuit filed by the Minnesota Workers Compensation Reinsurance Association and the Minnesota Workers Compensation Insurers Association against AIG and certain of its subsidiaries, including the Company, with respect to the underpayment of residual market assessments for workers compensation insurance. On April 25, 2008, plaintiffs appealed to the United States Court of Appeals for the Eighth Circuit and also filed a new complaint making similar allegations in Minnesota state court. On April 30, 2008, substantially identical claims were also filed in Minnesota state court by the Minnesota Insurance Guaranty Association and Minnesota Assigned Risk Plan. On September 11, 2008, the parties to both actions entered into a settlement, resulting in the dismissal of all claims against AIG. In exchange for the dismissal and a broad release of claims, the financial terms of the settlement provided for AIG's payment of $21,500 to plaintiffs and waiver of its right to collect $3,500 in payments due from the plaintiffs.

     A purported class action was filed in South Carolina federal court on January 25, 2008 against AIG and certain of its subsidiaries on behalf of a class of employers that obtained workers compensation insurance from AIG companies and allegedly paid inflated premiums as a result of AIG's alleged underreporting of workers compensation premiums. An amended complaint was filed on March 24, 2008, and the AIG parties filed a motion to dismiss the amended complaint on April 21, 2008. On July 8, 2008, the court granted the AIG parties' motion to dismiss all claims without prejudice and granted plaintiff leave to refile subject to certain conditions. Plaintiffs filed their second amended complaint on July 22, 2008. On March 27, 2009, the court granted the AIG parties' motion to dismiss all claims in the second amended complaint related to pre-2001 policies and all claims against certain AIG subsidiaries, denied the motion to dismiss as to claims against AIG and the remaining subsidiaries, and granted the AIG parties' motion to strike certain allegations from the complaint. Limited discovery related to the AIG parties' filed-rate doctrine defense was conducted and certain legal issues related to that defense have been certified to the South Carolina Supreme Court for determination. However, this action no longer involves allegations of underreporting of workers' compensation premium and no longer relates to the regulatory settlements and litigation concerning those issues.

     In April 2007, the National Association of Insurance Commissioners (the
     NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In late 2007, the Settlement Review Working Group, under the direction of Indiana, Minnesota and Rhode Island, recommended that a multi-state targeted market conduct examination focusing on workers compensation insurance be commenced under the direction of the NAIC's Market Analysis Working Group. AIG was informed of the multi-state targeted market conduct examination in January 2008. The lead states in the multi-state examination are Delaware, Florida, Indiana, Massachusetts, Minnesota, New York, Pennsylvania and Rhode Island. All other states (and the District of Columbia) have agreed to participate in the multi-state examination. To date, the examination has focused on legacy issues related to AIG's writing and reporting of workers compensation insurance between 1985 and 1996. AIG has also been advised that the examination will focus on current compliance with legal requirements applicable to such business. Although AIG has been advised by counsel engaged by the lead states to assist in their investigation that to date no determinations have been made with respect to these issues, AIG cannot predict the outcome of the investigation and there can be no assurance that any regulatory action resulting from the investigation will not have a material adverse effect on the Company and its business.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     After the NYAG filed its complaint against insurance broker Marsh, policyholders brought multiple federal antitrust and Racketeer Influenced and Corrupt Organizations Act (RICO) class actions in jurisdictions across the nation against insurers and brokers, including AIG and a number of its subsidiaries, alleging that the insurers and brokers engaged in a broad conspiracy to allocate customers, steer business, and rig bids. These actions, including 24 complaints filed in different federal courts naming AIG or an AIG subsidiary as a defendant, were consolidated by the judicial panel on multi-district litigation and transferred to the United States District Court for the District of New Jersey for coordinated pretrial proceedings.

     The consolidated actions have proceeded in that court in two parallel actions, In re insurance Brokerage Antitrust Litigation (the Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the Employee Benefits Complaint, and, together with the Commercial Complaint, the multi-district litigation).

     The plaintiffs in the Commercial Complaint are a group of corporations, individuals and public entities that contracted with the broker defendants for the provision of insurance brokerage services for a variety of insurance needs. The broker defendants were alleged to have placed insurance coverage on the plaintiffs' behalf with a number of insurance companies named as defendants, including certain AIG subsidiaries, including American Home Assurance Company (American Home), AIU Insurance Company, National Union Fire Insurance Company of Pittsburgh, Pa., Chartis Specialty Insurance Company (f/k/a American International Specialty Lines Insurance Company), Chartis Property Casualty Company (f/k/a both Birmingham Fire Insurance Company of Pennsylvania and AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, and The Insurance Company of the State of Pennsylvania. The Commercial Complaint also named various brokers and other insurers as defendants (three of which have since settled). The Commercial Complaint alleges that defendants engaged in a widespread conspiracy to allocate customers through "bid-rigging" and "steering" practices. The Commercial Complaint also alleges that the insurer defendants permitted brokers to place business with AIG subsidiaries through wholesale intermediaries affiliated with or owned by those same brokers rather than placing the business with AIG subsidiaries directly. Finally, the Commercial Complaint alleges that the insurer defendants entered into agreements with broker defendants that tied insurance placements to reinsurance placements in order to provide additional compensation to each broker. Plaintiffs assert that the defendants violated the Sherman Antitrust Act, RICO, the antirust laws of 48 states and the District of Columbia, and were liable under common law breach of fiduciary duty and unjust enrichment theories. Plaintiffs seek treble damages plus interest and attorneys' fees as a result of the alleged RICO and the Sherman Antitrust Act violations.

     The plaintiffs in the Employee Benefits Complaint are a group of individual employees and corporate and municipal employees alleging claims on behalf of two separate nationwide purported classes: an employee class and an employer class that acquired insurance products from the defendants from January 1, 1998 to December 31, 2004. The Employee Benefits Complaint names AIG, and certain of its subsidiaries, including American Home, as well as various other brokers and insurers, as defendants. The activities alleged in the Employee Benefits Complaint, with certain exceptions, tracked the allegations of contingent commissions, bid-rigging and tying made in the Commercial Complaint.

     The court in connection with the Commercial Complaint granted (without leave to amend) defendants' motions to dismiss the federal antitrust and RICO claims on August 31, 2007 and September 28, 2007, respectively. The court declined to exercise supplemental jurisdiction over the state law claims in the Commercial Complaint and therefore dismissed it in its entirety. On January 14, 2008, the court granted defendants' motion for summary

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     judgment on the ERISA claims in the Employee Benefits Complaint and subsequently dismissed the remaining state law claims without prejudice, thereby dismissing the Employee Benefits Complaint in its entirety. On February 12, 2008 plaintiffs filed a notice of appeal to the United States Court of Appeals for the Third Circuit with respect to the dismissal of the Employee Benefits Complaint. Plaintiffs previously appealed the dismissal of the Commercial Complaint to the United States Court of Appeals for the Third Circuit on October 10, 2007. Both appeals are fully briefed and oral argument on both appeals took place on April 21, 2009.

     A number of complaints making allegations similar to those in the multi-district litigation have been filed against AIG, certain subsidiaries and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multi-district litigation. These additional consolidated actions are still pending in the District of New Jersey, but are currently stayed pending a decision by the court on whether they will proceed during the appeal of the dismissal of the multi-district litigation. The AIG defendants have sought to have state court actions making similar allegations stayed pending resolution of the multi-district litigation. These efforts have generally been successful, although four cases have proceeded (one each in Florida and New Jersey state courts that have settled, and one each in Texas and Kansas state courts that are proceeding). In the Texas case, a hearing was held on November 11, 2009 on defendants' Special Exceptions. In the Kansas case, the defendants filed a motion to dismiss on January 14, 2010.

     On August 24, 2007, the Ohio Attorney General filed a complaint in the Ohio Court of Common Pleas against AIG and a number of its subsidiaries, and several other broker and insurer defendants, asserting violation of Ohio's antitrust laws. The complaint, which is similar to the Commercial Complaint, alleged that the AIG defendants and the other broker and insurer defendants conspired to allocate customers, divide markets, and restrain competition in commercial lines of casualty insurance sold through the broker defendant. The complaint sought treble damages on behalf of Ohio public purchasers of commercial casualty insurance, disgorgement on behalf of both public and private purchasers of commercial casualty insurance, as well as a $0.5 per day penalty for each day of conspiratorial conduct. The AIG defendants, along with other co-defendants, moved to dismiss the complaint on November 16, 2007. On June 30, 2008, the court denied defendants' motion to dismiss. On August 18, 2008, defendants filed their answers to the complaint. On April 1, 2010, the AIG defendants and the Ohio Attorney General executed an agreement settling the Ohio Attorney General's claims. The settlement agreement calls for the AIG defendants to pay a total of $9,000, and to continue to maintain certain producer compensation disclosure and ongoing compliance initiatives.

     AIG Domestic Claims, Inc. (AIGDC, n/k/a Chartis Claims, Inc.), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, was named as a defendant in a putative class action lawsuit in the 14th Judicial District Court for the State of Louisiana. Plaintiffs were medical providers who allege that Chartis Claims, Inc. (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint sought monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants were occupationally ill or injured workers whose employers were named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including Chartis Claims, Inc. filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied Chartis Claims, Inc. motion for summary judgment and granted plaintiffs' partial

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     motion for summary judgment, holding that Chartis Claims, Inc. is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

     On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, Chartis Claims, Inc. along with its co-defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. Chartis Claims, Inc., along with the other defendants in the action, appealed the Court's class certification and jurisdictional ruling.

     On January 25, 2008, plaintiffs and Chartis Claims, Inc. agreed to resolve this action on a classwide basis for $28,750. The court granted final approval of the settlement in May 2008 and most of the settlement funds have been distributed. The action has also been dismissed with prejudice.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

     Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.   LEASES

     The Company is the lessee for office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through March 31, 2019. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. The total lease expense was $11,157, $14,004 and $44,783 in 2009, 2008 and 2007, respectively.

     At January 1, 2010, the minimum annual aggregate rental commitments are as follows:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

2010                           $11,466
2011                             9,798
2012                             9,410
2013                             3,475
2014                             3,136
Thereafter                      13,507
                               -------
TOTAL MINIMUM LEASE PAYMENTS   $50,792
                               =======

     Certain rental commitments have renewal options extending through the year 2023. Some of these renewals are subject to adjustments in future periods.

C.   OTHER CONTINGENCIES

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits. As of December 31, 2009, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements the likelihood of a loss is remote.

     The estimated loss reserves eliminated by such structured settlement annuities and the present value of annuities due from all life insurers (mostly affiliates) which the Company remains contingently liable amounted to $1,590,525 as of December 31, 2009. Also, as of December 31, 2009, the Company had the following amounts of annuities in excess of 1% of its policyholders' surplus due from the following life insurers:

                                                                      Licensed in
Name of life insurer                            Location   Balances     New York
--------------------                            --------   --------   ----------
American General Life Insurance Company         Texas      $676,563       Yes
American International Life Assurance Company   New York    619,499       Yes
BMO Life Assurance Company                      Canada      235,610        No

     Of the amount of annuities due from American General Life Insurance Company, $573,153 represents amount assigned from the Company to National Union.

     As part of its private equity portfolio investment, as of December 31, 2009 the Company may be called upon for an additional capital investment of up to $598,842. The Company expects only a small portion of this portfolio will be called during 2010.

     As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     The Company believes that the likelihood of a payment under any of these guarantees is remote.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

NOTE 13 - OTHER SIGNIFICANT MATTERS

The Company underwrites a significant concentration of its direct business with brokers.

The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2009, 2008 and 2007, policyholder dividends amounted to $0, $341 and $123, respectively, and were reported as Other Income in the accompanying statements of income.

As of December 31, 2009 and 2008, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

OTHER ADMITTED ASSETS                          2009        2008
---------------------                       ---------   ---------
Allowance for doubtful accounts             $(265,629)  $(369,538)
Note receivable - reinsurance commutation      37,044          --
Guaranty funds receivable or on deposit        15,174      18,082
Intangible asset - Canada                    (120,793)    (75,963)
Loss funds on deposit                          70,207      65,014
Other                                         104,219     132,015
Paid loss clearing                            301,435     314,798
                                            ---------   ---------
   TOTAL OTHER ADMITTED ASSETS              $ 141,657   $  84,408
                                            =========   =========

Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2009 and 2008, the Company's liability for insolvency assessments amounted to $38,272 and $51,459, respectively, with related assets for premium tax credits of $15,174 and $18,082, respectively. Of the amount accrued, the Company expects to pay approximately $23,098 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $9,198 of premium tax offset credits and the associated liability in years two through five. The remaining $5,976 will be realized between years five and ten.

The Company routinely assesses the collectability of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2009 and 2008, the Company had established an allowance for doubtful accounts of $265,629 and $369,538, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

During 2009, 2008 and 2007, the Company recorded $33,419, $48,507 and $89,886, respectively, for allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying Statements of Income.

As of December 31, 2009 and 2008, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

OTHER LIABILITIES                                                 2009       2008
-----------------                                               --------   --------
Accounts payable                                                $ 27,470   $ 24,655
Accrued retrospective premiums                                    70,893     56,408
Advance premiums                                                  12,185     13,614
Amounts withheld or retained by company for account of others      8,068      5,709
Deferred commission earnings                                       6,146     11,052
Dividends to policyholders                                            --        233
Liability for pension and severance pay                           12,832     12,832
Salvage and subrogation recoverable                                  979      7,597
Other liabilites                                                  99,712     55,528
Policyholder funds on deposit                                     11,069     12,596
Remmittances and items not allocated                              41,968     30,146
Retroactive reinsurance payable                                    1,733      6,873
Service carrier liabilty                                           3,686      2,875
                                                                --------   --------
TOTAL OTHER LIABILTIES                                          $296,741   $240,118
                                                                ========   ========

EVENTS OCCURRING AT THE AIG LEVEL

In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. Although the Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations, its immediate parent company, AIG Commercial Insurance Group, Inc., has guaranteed the credit facility obligations (but has not pledged its ownership interest in the Company).

On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into agreements with the NY Fed in connection with the special purpose financing vehicles known as Maiden Lane II LLC and Maiden Lane III LLC. The Company was not a party to these agreements and these transactions did not affect the Company's financial condition, results of operations or cash flows.

On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses.

NOTE 14 - SUBSEQUENT EVENTS

Type I - Recognized Subsequent Events:

Subsequent events have been considered through April 30, 2010 for the statutory statement issued on April 30, 2010.

At December 31, 2009, the Company owned 13.9% of the common stock of Transatlantic Holdings, Inc., the parent company of Transatlantic Reinsurance Company and Putnam Reinsurance Company (together, the "TRH Insurers"). On February 19, 2010, based on representations made by AIG and the Company in their December 9, 2009 application to and a Special Commitment letter submitted to the New York Department of Insurance (the NY Department), the NY Department determined that AIG and the American Home Assurance Company do not control the TRH Insurers for purposes of Article 15 of the New York Insurance Law. The Department's determination is effective as of the date of the application.

Type II - Nonrecognized Subsequent Events:

Subsequent events have been considered through April 30, 2010 for the statutory statement issued on April 30, 2010.

On February 9, 2010, the Company's board of directors declared a dividend of $300 million to its immediate parent. The dividend was paid on February 12, 2010.

On February 23, 2010, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level Risk Based Capital (RBC), as shown in the Company's 2009 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary. The current CMA supersedes and replaces a similar

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

agreement that related to the Company's December 31, 2008 surplus position.

On April 21, 2009, AIG announced its intent to contribute Chartis Inc., the Company's intermediate parent company, and Chartis International, LLC (formerly AIU Holdings LLC) to a newly-formed special purpose vehicle ("SPV") in exchange for membership interests in the SPV, subject to receipt of applicable regulatory approvals. On July 27, 2009, AIG announced the formation of the SPV, and on January 29, 2010, AIG contributed Chartis Inc. to the SPV. AIG contributed Chartis International, LLC to the SPV on March 12, 2010.

On March 5, 2010, AIG announced its intention to sell in a public offering the remaining 9,192,662 shares of common stock of Transatlantic Holdings, Inc. (TRH) owned by the Company. The secondary public offering commenced on March 8, 2010 and was priced at a public offering price of $53.35 per share. On March 15, 2010, AIG announced that it had closed the secondary public offering of 8,466,693 shares of TRH aggregate gross proceeds of approximately $452 million. TRH purchased 2,000,000 of the shares owned by AHAC in the offering.

Effective April 1 2010, the Commercial Pool commuted a significant reinsurance agreement covering multiple underwriting years with an affiliated reinsurer. The commutation was effected on a cutoff basis and resulted in the Commercial Pool recapturing loss and loss adjustment expense reserves of $2.21 billion in exchange for consideration of $1.84 billion, resulting in a loss of $366 million. The Company's share was $795 million, $663 million and $132 million, respectively.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                              CONTRACT FORM UIT-981

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements:

     (i) Audited Financial Statements - The Variable Annuity Life Insurance Company
          Report of Independent Registered Public Accounting Firm
          Consolidated Balance Sheets
          Consolidated Statements of Income (Loss)
          Consolidated Statements of Comprehensive Income (Loss)
          Consolidated Statements of Shareholder's Equity
          Consolidated Statements of Cash Flows
          Notes to the Consolidated Financial Statements

     (ii) Audited Financial Statements - The Variable Annuity Life Insurance Company Separate Account A
          Report of Independent Registered Public Accounting Firm
          Statement of Assets and Liabilities
          Statement of Operations
          Schedule of Portfolio Investments
          Statements of Changes in Net Assets
          Notes to the Financial Statements

     (iii) Statutory Financial Statements - American Home Assurance Company Report of Independent Auditors
           Statements of Admitted Assets
           Statements of Liabilities, Capital and Surplus
           Statements of Income and Changes in Capital and Surplus Statements of Cash Flow
           Notes to the Statutory Basis Financial Statements

(b)    Exhibits

1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)

1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors. (3)

2.     Not Applicable.

3. Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and A. G. Distributors, Inc. (1)

4.     Form of Individual Annuity Contract (Form UIT-981). (1)

5.     Form of Application for Annuity Contract (Form UIT-981). (2)

6(a). Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989. (1)

6(b). Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company as amended through April 28, 1989, effective March 28, 1990. (1)

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through August 3, 2006. (6)

7.     Not Applicable.

8(a). General Guarantee Agreement between The Variable Annuity Life Insurance Company and American Home Assurance Company. (4)

8(b). Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006. (8)

9.(a). Opinion and consent of counsel for Depositor. (5)

9.(b). Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
       American Home Assurance Company. (5)

10. Consent of Independent Registered Public Accounting Firm. (Filed herewith)

11.    Not Applicable.

12.    Not Applicable.

13.    Calculation of standard and nonstandard performance information. (1)

14(a). Powers of Attorney - The Variable Annuity Life Insurance Company. (7 and filed herewith)

14(b). Powers of Attorney - American Home Assurance Company. (9)

15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which form requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (2)

----------
(1) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.

(2) Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 Registration Statement (File No. 2-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 27, 1998, accession number 0000950129-98-001760.

(3) Incorporated by reference to Post-Effective Amendment No. 32 to Form N-4 Registration Statement (File No. 2-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2003, accession number 0000950129-003-002383.

(4) Incorporated by reference to Post-Effective Amendment No. 37 to Form N-4 Registration Statement (File No. 002-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on August 12, 2005, accession number 0000354912-05-000049.

(5) Incorporated by reference to Post-Effective Amendment No. 39 to Form N-4 Registration Statement (File No. 002-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 25, 2005, accession number 0000950129-05-010059.

(6) Incorporated by reference to Initial Form N-4 Registration Statement (File No. 333-137942/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 11, 2006, accession number 0001193125-06-206012.

(7) Incorporated by reference to Post-Effective Amendment No. 41 to Form N-4 Registration Statement (File No. 002-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 1, 2006, accession number 0000950129-06-004645.

(8) Incorporated by reference to Post-Effective Amendment No. 42 to Form N-4 Registration Statement (File No. 002-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 1, 2007, accession number 0000950129-07-009701.

(9) Incorporated by reference to Post-Effective Amendment No. 43 to Form N-4 Registration Statement (File No. 002-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2008, accession number 0000950129-08-002546.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES AND PRINCIPAL      POSITIONS AND OFFICES
BUSINESS ADDRESS         HELD WITH DEPOSITOR
-------------------      ----------------------
Officer                  Title
-------------------      ----------------------
Jay S. Wintrob*          Director
Bruce R. Abrams          Director, President and Chief Executive Officer
Michael J. Akers         Director, Senior Vice President & Chief Actuary
Jim Coppedge             Director, Senior Vice President & General Counsel
N. Scott Gillis**        Director, Senior Vice President & Principal Financial Officer
Roger E. Hahn            Director & Investment Officer
Sharla A. Jackson***     Director, Executive Vice President - Operations
Kathleen M. McCutcheon   Director and Senior Vice President - Human Resources
Dean Miller ****         Director
Shawn Duffy              Executive Vice President
Greg Garvin              Executive Vice President
Glenn Harris             Executive Vice President
Leslie K. Bates          Senior Vice President
Kurt W. Bernlohr         Senior Vice President
Lillian Caliman          Senior Vice President & Divisional Chief Information Officer
Laurel Cochennet         Senior Vice President
Evelyn Curran            Senior Vice President
David H. den Boer        Senior Vice President & Chief Compliance Officer
Joseph P. McKernan*      Senior Vice President - Information Technology
Thomas G. Norwood        Senior Vice President - Broker/Dealer Operations
Brenda Simmons           Senior Vice President
Robert E. Steele***      Senior Vice President -Specialty Products
Bob Architect            Vice President
Richard L. Bailey        Vice President -Group Actuarial
David E. Ballard*        Vice President
William B. Bartelloni    Vice President
Mary C. Birmingham       Vice President
Gregory Stephen Broer    Vice President -Actuarial
Richard A. Combs         Vice President -Actuarial
Neil J. Davidson         Vice President -Actuarial
Robin Farris             Vice President
Tracy Fielder            Vice President
Darlene Flagg            Vice President - Case Development
Mark D. Foster           Vice President -VFA Compensation
Daniel Fritz             Vice President -Actuarial
Marc Gamsin*             Vice President
David W. Hilbig          Vice President - Education Services & Marketing Communications
Eric B. Holmes           Vice President
Michael R. Hood          Vice President
Jeffrey M. Hughes        Vice President
Stephen M. Hughes        Vice President - Marketing
Richard D. Jackson       Vice President
Joanne M. Jarvis         Vice President - Sales Planning & Reporting
Dave Jorgensen           Vice President and Controller
Joan M. Keller           Vice President - Client Service Processing
Ted G. Kennedy           Vice President - Government Relations
Calvin King              Vice President - North Houston CCC

John Malcolm             Vice President
Lou McNeal               Vice President
Michael M. Mead*         Vice President
Greg Outcalt*            Vice President
Rembert R. Owen, Jr.     Vice President & Assistant Secretary
John N. Packs            Vice President
William J. Rabb          Vice President
Phillip W. Schraub       Vice President
Cynthia S. Seeman        Vice President
Cindy Short              Vice President
Katherine Stoner         Vice President & Secretary
Richard Turner           Vice President - Retirement Services Tax
Krien Verberkmoes        Vice President - Sales Compliance
Thomas M. Ward           Vice President
Troy Fukumoto*           Investment Officer
Thomas H. McMeekin****   Investment Officer
Locklan O. McNew         Investment Officer
Russell Lessard          Chief AML Officer
W. Larry Mask            Real Estate Investment Officer & Assistant Secretary
Daniel R. Cricks         Tax Officer
Tracey E. Harris         Assistant Secretary
Debra L. Herzog          Assistant Secretary
Paula G. Payne           Assistant Secretary
Connie E. Pritchett***   Assistant Secretary
John Fleming             Assistant Treasurer
Linda L. Pinney          Assistant Treasurer
Robert C. Bauman         Assistant Vice President
Paul Hoepfl              Assistant Vice President
Joyce Bilski             Administrative Officer
Kara R. Boling           Administrative Officer
Fred Caldwell            Administrative Officer
Debbie G. Fewell***      Administrative Officer
Tom Goodwin              Administrative Officer
Wendy Green***           Administrative Officer
John Griggs              Administrative Officer
Carolyn Gutierrez        Administrative Officer
Freda Lee                Administrative Officer
Joella McPherson         Administrative Officer
David Malleck***         Administrative Officer
Steven Mueller           Administrative Officer
Sheryl Reed              Administrative Officer
Carolyn Roller***        Administrative Officer
Jennifer E. Sailors      Administrative Officer
Diana Smirl***           Administrative Officer
Kathryn T. Smith         Administrative Officer

*    1 SunAmerica Center, Los Angeles, California 90067-6022

**   21650 Oxnard Ave., Woodland Hills, California 91367

***  205 E. 10th Avenue, Amarillo, Texas 79101

**** 70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession No. 0001047469-10-001465, filed February 26, 2010. Exhibit 21 is incorporated herein by reference. The Registrant is a separate account of The Variable Annuity Life Insurance Company (Depositor).

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2010, a date within 90 days prior to the date of filing, there were 1120 individual qualified contract owners and 10 individual non-qualified contract owners and zero (0) group contract owners of the qualified or non-qualified contracts offered by the UIT-981 prospectus.

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon
(i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

NAME AND PRINCIPAL   POSITION AND OFFICES WITH UNDERWRITER AMERICAN
BUSINESS ADDRESS     GENERAL DISTRIBUTORS, INC.
------------------   ----------------------------------------------
Kurt W. Bernlohr     Director, Chief Executive Officer and President
Katherine Stoner     Director and Secretary
David H. den Boer    Director and Senior Vice President
Thomas G. Norwood    Executive Vice President
Krien VerBerkmoes    Chief Compliance Officer
John Reiner          Chief Financial Officer and Treasurer
Daniel R. Cricks     Tax Officer
Robert C. Bauman     Administrative Officer
Tom Ward             Vice President
Paul Hoepfl          Assistant Treasurer
Louis V. McNeal      Assistant Treasurer
Debra L. Herzog      Assistant Secretary
Paula G. Payne       Assistant Secretary

(c)  Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

     The Variable Annuity Life Insurance Company
     Attn: Operations Administration
     2929 Allen Parkway
     Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

     1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

     3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c.   Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

     (1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     (2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     (3) Instruct sales representatives who solicit participants to purchase the contract specifically to being the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

     (4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

     (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

     (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

     (c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

     (d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida

("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

     (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

     (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

     (c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the eligible employees;

     (d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her contract values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a contract owner's request.

                                   SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 2010.


                                        THE VARIABLE ANNUITY LIFE INSURANCE
                                        COMPANY SEPARATE ACCOUNT A
                                        (Registrant)

                                        BY: THE VARIABLE ANNUITY LIFE INSURANCE
                                            COMPANY
                                            (On behalf of the Registrant and
                                            itself)


                                        BY: /s/ KATHERINE STONER
                                            ------------------------------------
                                            Katherine Stoner
                                            Vice President,
                                            Deputy General Counsel and Secretary

As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                               Title                            Date
---------                               -----                            ----


*                                       Director                         April 30, 2010
-------------------------------------
Jay S. Wintrob


*                                       Director and Chief               April 30, 2010
-------------------------------------   Executive Officer
Bruce R. Abrams



*                                       Director                         April 30, 2010
-------------------------------------
Michael J. Akers


*                                       Director                         April 30, 2010
-------------------------------------
Jim Coppedge


*                                       Director and Principal           April 30, 2010
-------------------------------------   Financial Officer
N. Scott Gillis


*                                       Director                         April 30, 2010
-------------------------------------
Roger E. Hahn


*                                       Director                         April 30, 2010
-------------------------------------
Sharla A. Jackson


*                                       Director                         April 30, 2010
-------------------------------------
Kathleen M. McCutcheon


*                                       Director                         April 30, 2010
-------------------------------------
Dean Miller


/s/ DAVID JORGENSEN                     Vice President and Controller    April 30, 2010
-------------------------------------   (Principal Accounting Officer)
David Jorgensen


*/s/ KATHERINE STONER                   Attorney-In-Fact                 April 30, 2010
-------------------------------------
Katherine Stoner

                                   SIGNATURES



     American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 30th day of April, 2010.



                                        AMERICAN HOME ASSURANCE COMPANY


                                        BY: /s/ ROBERT S. SCHIMEK
                                            ------------------------------------
                                            ROBERT S. SCHIMEK
                                            CHIEF FINANCIAL OFFICER, SENIOR VICE
                                            PRESIDENT AND TREASURER

     This Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature                               Title                       Date
---------                               -----                       ----


*KRISTIAN PHILIP MOOR                   Director and Chairman       April 30, 2010
-------------------------------------
KRISTIAN PHILIP MOOR


*JOHN QUINLAN DOYLE                     Director, President and     April 30, 2010
-------------------------------------   Chief Executive Officer
JOHN QUINLAN DOYLE


*ROBERT S. SCHIMEK                      Director, Chief Financial   April 30, 2010
-------------------------------------   Officer, Senior Vice
ROBERT S. SCHIMEK                       President, and Treasurer



/s/ PETER J. EASTWOOD                   Director                    April 30, 2010
-------------------------------------
PETER J. EASTWOOD


*DAVID NEIL FIELDS                      Director                    April 30, 2010
-------------------------------------
DAVID NEIL FIELDS


*DAVID LAWRENCE HERZOG                  Director                    April 30, 2010
-------------------------------------
DAVID LAWRENCE HERZOG


                                        Director
-------------------------------------
LOUIS PHILIP IGLESIAS


*ROBERT EDWARD LEWIS                    Director                    April 30, 2010
-------------------------------------
ROBERT EDWARD LEWIS


/s/ MONIKA MARIA MACHON                 Director                    April 30, 2010
-------------------------------------
MONIKA MARIA MACHON


/s/ CHRISTOPHER LOUIS SPARRO            Director                    April 30, 2010
-------------------------------------
CHRISTOPHER LOUIS SPARRO


*NICHOLAS SHAW TYLER                    Director                    April 30, 2010
-------------------------------------
NICHOLAS SHAW TYLER


*NICHOLAS CHARLES WALSH                 Director                    April 30, 2010
-------------------------------------
NICHOLAS CHARLES WALSH


*MARK TIMOTHY WILLIS                    Director                    April 30, 2010
-------------------------------------
MARK TIMOTHY WILLIS




* BY: /S/ ROBERT S. SCHIMEK
      -------------------------------
      ROBERT S. SCHIMEK
      ATTORNEY-IN-FACT
      (Exhibit 14 to the Registration
      Statement)

                                Index of Exhibits

Exhibit No.
-----------
10.          Consent of Independent Registered Public Accounting Firm.

14(a)        Powers of Attorney - The Variable Annuity Life Insurance Company


                                      C-13